UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Christopher E. Palmer, Esq. Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1.	Shareholder Reports.

Annual Report

December 31, 2017

State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Annual Report

December 31, 2017

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street S&P 500 Index V.I.S. Fund

Notes to Performance — December 31, 2017 (Unaudited)

The information provided on the performance page relates to the State Street S&P 500 Index V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Fund is not sponsored, endorsed, sold or promoted by S&P Global Ratings (“S&P”), and S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the Fund to track general stock market performance.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The peer universe of the underlying annuity funds used for the peer group average annual total return calculation is based on a blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. The Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to that of the Fund.

©2018 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee or future results.

The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street S&P 500 Index V.I.S. Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Q.	How did the State Street S&P 500 Index V.I.S. Fund (the “Fund”) perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2017?

A.	For the twelve-month period ended December 31, 2017, the Fund returned 21.50%. The S&P 500® Index (S&P 500 Index), the Fund’s benchmark, returned 21.83% and the Fund’s Morningstar peer group of 278 U.S. Insurance Large Blend Funds returned an average of 21.11% over the same period.

Q.	What market conditions affected the Fund’s performance?

A.	The U.S. equity market rallied in 2017 on the strength of the U.S. economy, regulatory and tax reform, and M&A activity. The markets performed well despite Federal Reserve (the “Fed”) rate hikes, several major hurricanes making landfall in the U.S., geopolitical tensions with North Korea and the Middle East, and domestic political concerns.

After opening 2017 with a respectable gain of 1.9% in January, the S&P 500 Index better than doubled that performance in February, rising 4% on the month and taking year to date returns to the higher side of what many forecasters penciled in for all of 2017 just a couple months earlier. After starting the month on March 1st with a 1.4% gain, the strongest daily performance of 2017, the S&P 500 Index meandered lower during much of the rest of March to finish the month near unchanged. The positive surge in U.S. stocks to open the month coincided with a very positive response to U.S. President Donald Trump’s address to Congress on February 28th. However, political and policy concerns weighed on markets toward the end of the month as the failed attempt to advance a health care bill exposed fissures in the Republican Party and caused some market participants to question the likelihood of other policy priorities. The S&P 500 Index finished the first half of 2017 up 9.3%, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. Performance of approximately +3% for the second quarter was half of that in the first quarter, consistent with a more tentative, but still positive, U.S. growth and inflation outlook as the year progressed. A lack of progress on legislation, including tax reform, also contributed to the cautious tone in markets.

The Index continued to reach all-time highs in the fourth quarter as tax reform was signed into law and on strong macro data and M&A activity and despite domestic political concerns and geopolitical risks. The U.S. equity markets continued to rally in October on strong macro and earnings data and on optimism that tax reform legislation would pass by year-end. The continued recovery of the Energy sector as oil prices increased following supply disruptions also helped overall market performance. However, outperformance slowed near the end of the year on profit taking and another Fed rate hike.

Q.	What were the primary drivers of the Fund’s performance?

A.	The expenses of managing the Fund, managing cash inflows to and outflows from the Fund and small security misweights contributed to the difference between the Fund’s performance and that of the Index. Information Technology, Health Care and Financials were the strongest performing sectors in the Fund. Energy and Telecommunication Services sectors were the only two sectors with negative returns in 2017 and were the main negative contributors to the Fund’s performance. On the security level the strongest contributors to the Fund’s performance were Apple, Microsoft and Amazon. The main laggards were General Electric, Exxon Mobil and Schlumberger.

2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2017 — December 31, 2017

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,112.60	$1,023.59
Expenses paid during the period*	$1.70	$1.63

*	Expenses are equal to the Fund’s annualized expense ratio of 0.32% (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended 12/31/17

	One Year	Five Year	Ten Year
Number of funds in peer group	278	255	234
Peer group average annual total return	21.11%	14.84%	7.66%
Morningstar Category in peer group: U.S. Insurance Large Blend

Top Ten Largest Holdings

as of December 31, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	3.76%
Microsoft Corp.	2.85%
Amazon.com Inc.	2.02%
Facebook Inc., Class A	1.83%
Berkshire Hathaway Inc., Class B	1.65%
Johnson & Johnson	1.62%
JPMorgan Chase & Co.	1.60%
Exxon Mobil Corp.	1.53%
Alphabet Inc., Class C	1.37%
Alphabet Inc., Class A	1.36%

Sector Allocation as of December 31, 2017

Portfolio composition as a % of Fair Value of $193,905 December 31, 2017 (a)(b)

Average Annual Total Return for the periods ended December 31, 2017

Class 1 Shares (Inception date: 4/15/85)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street S&P 500 Index V.I.S. Fund	21.50%	15.43%	8.15%	$21,892
S&P 500® Index	21.83%	15.79%	8.50%	$22,603

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments — December 31, 2017

	Number of Shares	Fair Value $

Common Stock - 98.8%†
Advertising - 0.1%
Omnicom Group Inc.	2,043	148,792
The Interpublic Group of Companies Inc.	3,820	77,011

		225,803

Aerospace & Defense - 2.6%
Arconic Inc.	3,788	103,223
General Dynamics Corp.	2,312	470,376
Harris Corp.	900	127,485
L3 Technologies Inc.	689	136,319
Lockheed Martin Corp.	2,068	663,931
Northrop Grumman Corp.	1,497	459,444
Raytheon Co.	2,461	462,299
Rockwell Collins Inc.	1,436	194,750
Textron Inc.	2,325	131,572
The Boeing Co.	4,684	1,381,358
TransDigm Group Inc.	433	118,911
United Technologies Corp.	6,189	789,531

		5,039,199

Agricultural & Farm Machinery - 0.2%
Deere & Co.	2,706	423,516

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	4,824	193,346

Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	1,229	109,492
Expeditors International of Washington Inc.	1,399	90,501
FedEx Corp.	2,088	521,039
United Parcel Service Inc., Class B	5,740	683,921

		1,404,953

Airlines - 0.5%
Alaska Air Group Inc.	1,000	73,510
American Airlines Group Inc.	3,598	187,204
Delta Air Lines Inc.	5,543	310,408
Southwest Airlines Co.	4,649	304,277
United Continental Holdings Inc. (a)	2,150	144,910

		1,020,309

Alternative Carriers - 0.1%
CenturyLink Inc.	8,533	142,330

Aluminum - 0.0%*
Alcoa Corp. (a)	1	54

	Number of Shares	Fair Value $
Apparel Retail - 0.5%
Foot Locker Inc.	1,300	60,944
L Brands Inc.	2,188	131,761
Ross Stores Inc.	3,196	256,479
The Gap Inc.	1,676	57,085
The TJX Companies Inc.	5,269	402,868

		909,137

Apparel, Accessories & Luxury Goods - 0.3%
Hanesbrands Inc.	3,400	71,094
Michael Kors Holdings Ltd. (a)	1,222	76,925
PVH Corp.	669	91,794
Ralph Lauren Corp.	400	41,476
Tapestry Inc.	2,289	101,242
Under Armour Inc., Class A (a)	1,700	24,531
Under Armour Inc., Class C (a)	1,712	22,804
VF Corp.	2,702	199,948

		629,814

Application Software - 1.1%
Adobe Systems Inc. (a)	4,109	720,061
ANSYS Inc. (a)	700	103,313
Autodesk Inc. (a)	1,648	172,760
Cadence Design Systems Inc. (a)	2,200	92,004
Citrix Systems Inc. (a)	1,107	97,416
Intuit Inc.	2,100	331,338
salesforce.com Inc. (a)	5,709	583,631
Synopsys Inc. (a)	1,199	102,203
Verint Systems Inc. (a)	1	42

		2,202,768

Asset Management & Custody Banks - 1.2%
Affiliated Managers Group Inc.	500	102,625
Ameriprise Financial Inc.	1,305	221,158
BlackRock Inc.	1,026	527,067
Franklin Resources Inc.	2,600	112,658
Invesco Ltd.	3,250	118,755
Northern Trust Corp.	1,896	189,391
State Street Corp. (b)	3,111	303,665
T Rowe Price Group Inc.	1,940	203,564
The Bank of New York Mellon Corp.	8,576	461,903

		2,240,786

Auto Parts & Equipment - 0.1%
Aptiv PLC	2,256	191,377
BorgWarner Inc.	1,747	89,254

		280,631

Automobile Manufacturers - 0.4%
Ford Motor Co.	32,982	411,945

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

General Motors Co.	10,986	450,316

		862,261

Automotive Retail - 0.3%
Advance Auto Parts Inc.	622	62,007
AutoZone Inc. (a)	248	176,420
CarMax Inc. (a)	1,690	108,380
O’Reilly Automotive Inc. (a)	738	177,518

		524,325

Biotechnology - 2.7%
AbbVie Inc.	13,334	1,289,531
Alexion Pharmaceuticals Inc. (a)	1,901	227,341
Amgen Inc.	6,080	1,057,312
Biogen Inc. (a)	1,758	560,046
Celgene Corp. (a)	6,657	694,724
Gilead Sciences Inc.	10,905	781,234
Incyte Corp. (a)	1,400	132,594
Regeneron Pharmaceuticals Inc. (a)	650	244,374
Vertex Pharmaceuticals Inc. (a)	2,100	314,706

		5,301,862

Brewers - 0.1%
Molson Coors Brewing Co., Class B	1,598	131,148

Broadcasting - 0.2%
CBS Corp., Class B	2,996	176,764
Discovery Communications Inc., Class A (a)	1,497	33,503
Discovery Communications Inc., Class C (a)	1,802	38,148
Scripps Networks Interactive Inc., Class A	788	67,280

		315,695

Building Products - 0.3%
Allegion PLC	733	58,317
AO Smith Corp.	1,300	79,664
Fortune Brands Home & Security Inc.	1,400	95,816
Johnson Controls International PLC	7,742	295,048
Masco Corp.	2,542	111,696

		640,541

Cable & Satellite - 1.1%
Charter Communications Inc., Class A (a)	1,600	537,536
Comcast Corp., Class A	39,153	1,568,078

	Number of Shares	Fair Value $
DISH Network Corp., Class A (a)	2,100	100,275

		2,205,889

Casinos & Gaming - 0.1%
MGM Resorts International	4,200	140,238
Wynn Resorts Ltd.	591	99,637

		239,875

Commodity Chemicals - 0.2%
LyondellBasell Industries N.V., Class A	2,810	309,999

Communications Equipment - 1.0%
Cisco Systems Inc.	41,461	1,587,956
F5 Networks Inc. (a)	600	78,732
Juniper Networks Inc.	3,500	99,750
Motorola Solutions Inc.	1,444	130,451

		1,896,889

Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	2,195	150,292

Construction & Engineering - 0.1%
Fluor Corp.	1,178	60,844
Jacobs Engineering Group Inc.	1,150	75,854
Quanta Services Inc. (a)	1,200	46,932

		183,630

Construction Machinery & Heavy Trucks - 0.6%
Caterpillar Inc.	5,008	789,161
Cummins Inc.	1,356	239,524
PACCAR Inc.	3,003	213,453

		1,242,138

Construction Materials - 0.1%
Martin Marietta Materials Inc.	500	110,520
Vulcan Materials Co.	1,173	150,578

		261,098

Consumer Electronics - 0.0%*
Garmin Ltd.	1,000	59,570

Consumer Finance - 0.8%
American Express Co.	6,158	611,551
Capital One Financial Corp.	4,173	415,547
Discover Financial Services	2,977	228,991
Navient Corp.	2,743	36,537
Synchrony Financial	6,458	249,343

		1,541,969

Copper - 0.1%
Freeport-McMoRan Inc. (a)	10,498	199,042

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Data Processing & Outsourced Services - 2.7%
Alliance Data Systems Corp.	425	107,729
Automatic Data Processing Inc.	3,685	431,845
Fidelity National Information Services Inc.	2,800	263,452
Fiserv Inc. (a)	1,679	220,167
Global Payments Inc.	1,263	126,603
Mastercard Inc., Class A	7,812	1,182,425
Paychex Inc.	2,834	192,939
PayPal Holdings Inc. (a)	9,560	703,807
The Western Union Co.	4,224	80,298
Total System Services Inc.	1,302	102,975
Visa Inc., Class A	15,320	1,746,787

		5,159,027

Department Stores - 0.1%
Kohl’s Corp.	1,573	85,304
Macy’s Inc.	2,334	58,793
Nordstrom Inc.	992	47,001

		191,098

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	1,540	105,752
Constellation Brands Inc., Class A	1,479	338,055

		443,807

Distributors - 0.1%
Genuine Parts Co.	1,345	127,788
LKQ Corp. (a)	2,452	99,723

		227,511

Diversified Banks - 5.2%
Bank of America Corp.	81,391	2,402,662
Citigroup Inc.	22,217	1,653,167
JPMorgan Chase & Co.	29,114	3,113,451
U.S. Bancorp	13,249	709,882
Wells Fargo & Co.	37,143	2,253,466

		10,132,628

Diversified Chemicals - 0.8%
DowDuPont Inc.	19,525	1,390,570
Eastman Chemical Co.	1,318	122,100

		1,512,670

Diversified Support Services - 0.1%
Cintas Corp.	764	119,054

Drug Retail - 0.6%
CVS Health Corp.	8,489	615,453
Walgreens Boots Alliance Inc.	7,213	523,808

		1,139,261

	Number of Shares	Fair Value $
Electric Utilities - 1.8%
Alliant Energy Corp.	2,100	89,481
American Electric Power Company Inc.	4,183	307,743
Duke Energy Corp.	6,004	504,997
Edison International	2,742	173,404
Entergy Corp.	1,553	126,399
Eversource Energy	2,630	166,163
Exelon Corp.	7,834	308,738
FirstEnergy Corp.	3,754	114,948
NextEra Energy Inc.	4,002	625,072
PG&E Corp.	4,254	190,707
Pinnacle West Capital Corp.	900	76,662
PPL Corp.	5,737	177,560
The Southern Co.	8,558	411,554
Xcel Energy Inc.	4,280	205,911

		3,479,339

Electrical Components & Equipment - 0.6%
Acuity Brands Inc.	400	70,400
AMETEK Inc.	2,100	152,187
Eaton Corporation PLC	3,645	287,991
Emerson Electric Co.	5,426	378,138
Rockwell Automation Inc.	1,119	219,716

		1,108,432

Electronic Components - 0.2%
Amphenol Corp., Class A	2,600	228,280
Corning Inc.	7,334	234,615

		462,895

Electronic Equipment & Instruments - 0.0%*
FLIR Systems Inc.	1,100	51,282

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	2,854	271,244

Environmental & Facilities Services - 0.2%
Republic Services Inc.	1,915	129,473
Stericycle Inc. (a)	800	54,392
Waste Management Inc.	3,403	293,679

		477,544

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings Inc.	1,685	71,680
FMC Corp.	1,122	106,208
Monsanto Co.	3,628	423,678
The Mosaic Co.	3,300	84,678

		686,244

Financial Exchanges & Data - 0.8%
Cboe Global Markets Inc.	800	99,672

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

CME Group Inc.	2,874	419,748
Intercontinental Exchange Inc.	4,955	349,625
Moody’s Corp.	1,429	210,935
Nasdaq Inc.	968	74,371
S&P Global Inc.	2,126	360,144

		1,514,495

Food Distributors - 0.1%
Sysco Corp.	4,049	245,896

Food Retail - 0.1%
The Kroger Co.	7,890	216,580

Footwear - 0.4%
NIKE Inc., Class B	10,942	684,422

General Merchandise Stores - 0.4%
Dollar General Corp.	2,100	195,321
Dollar Tree Inc. (a)	1,948	209,040
Target Corp.	4,595	299,824

		704,185

Gold - 0.1%
Newmont Mining Corp.	4,419	165,801

Health Care REITs - 0.2%
HCP Inc.	4,074	106,250
Ventas Inc.	3,029	181,770
Welltower Inc.	3,100	197,687

		485,707

Healthcare Distributors - 0.4%
AmerisourceBergen Corp.	1,461	134,149
Cardinal Health Inc.	2,668	163,468
Henry Schein Inc. (a)	1,398	97,692
McKesson Corp.	1,789	278,995
Patterson Companies Inc.	700	25,291

		699,595

Healthcare Equipment - 2.5%
Abbott Laboratories	14,514	828,314
Baxter International Inc.	4,077	263,537
Becton Dickinson and Co.	2,183	467,360
Boston Scientific Corp. (a)	11,699	290,018
Danaher Corp.	5,100	473,382
Edwards Lifesciences Corp. (a)	1,800	202,878
Hologic Inc. (a)	2,400	102,600
IDEXX Laboratories Inc. (a)	800	125,104
Intuitive Surgical Inc. (a)	969	353,627
Medtronic PLC	11,506	929,110
ResMed Inc.	1,200	101,628
Stryker Corp.	2,681	415,126

	Number of Shares	Fair Value $
Varian Medical Systems Inc. (a)	834	92,699
Zimmer Biomet Holdings Inc.	1,640	197,899

		4,843,282

Healthcare Facilities - 0.2%
HCA Healthcare Inc. (a)	2,391	210,026
Universal Health Services Inc., Class B	758	85,919

		295,945

Healthcare Services - 0.4%
DaVita Inc. (a)	1,458	105,340
Envision Healthcare Corp. (a)	1,085	37,498
Express Scripts Holding Co. (a)	4,788	357,376
Laboratory Corporation of America Holdings (a)	900	143,559
Quest Diagnostics Inc.	1,200	118,188

		761,961

Healthcare Supplies - 0.2%
Align Technology Inc. (a)	600	133,314
DENTSPLY SIRONA Inc.	2,032	133,767
The Cooper Companies Inc.	415	90,420

		357,501

Healthcare Technology - 0.1%
Cerner Corp. (a)	2,400	161,736

Home Building - 0.2%
DR Horton Inc.	2,900	148,103
Lennar Corp., Class A	1,800	113,832
PulteGroup Inc.	2,235	74,314

		336,249

Home Entertainment Software - 0.4%
Activision Blizzard Inc.	6,400	405,248
Electronic Arts Inc. (a)	2,638	277,148

		682,396

Home Furnishings - 0.1%
Leggett & Platt Inc.	1,000	47,730
Mohawk Industries Inc. (a)	500	137,950

		185,680

Home Improvement Retail - 1.3%
Lowe’s Companies Inc.	7,131	662,755
The Home Depot Inc.	9,774	1,852,466

		2,515,221

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc.	6,717	133,332

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.5%
Carnival Corp.	3,600	238,932
Hilton Worldwide Holdings Inc.	1,600	127,776
Marriott International Inc., Class A	2,582	350,455
Norwegian Cruise Line Holdings Ltd. (a)	1,500	79,875
Royal Caribbean Cruises Ltd.	1,463	174,507
Wyndham Worldwide Corp.	775	89,799

		1,061,344

Household Appliances - 0.1%
Whirlpool Corp.	651	109,785

Household Products - 1.6%
Church & Dwight Company Inc.	2,238	112,280
Colgate-Palmolive Co.	7,353	554,784
Kimberly-Clark Corp.	3,012	363,428
The Clorox Co.	1,045	155,433
The Procter & Gamble Co.	21,496	1,975,053

		3,160,978

Housewares & Specialties - 0.1%
Newell Brands Inc.	4,334	133,921

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	1,275	70,813

Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	3,709	690,319
Wal-Mart Stores Inc.	12,301	1,214,724

		1,905,043

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	5,500	59,565
NRG Energy Inc.	2,538	72,282

		131,847

Industrial Conglomerates - 1.9%
3M Co.	4,991	1,174,731
General Electric Co.	73,262	1,278,422
Honeywell International Inc.	6,391	980,124
Roper Technologies Inc.	903	233,877

		3,667,154

Industrial Gases - 0.3%
Air Products & Chemicals Inc.	1,841	302,071
Praxair Inc.	2,314	357,930

		660,001

Industrial Machinery - 0.9%
Dover Corp.	1,309	132,196

	Number of Shares	Fair Value $
Flowserve Corp.	1,300	54,769
Fortive Corp.	2,500	180,875
Illinois Tool Works Inc.	2,660	443,821
Ingersoll-Rand PLC	2,200	196,218
Parker-Hannifin Corp.	1,134	226,324
Pentair PLC	1,407	99,362
Snap-on Inc.	509	88,719
Stanley Black & Decker Inc.	1,299	220,427
Xylem Inc.	1,581	107,824

		1,750,535

Industrial REITs - 0.2%
Duke Realty Corp.	3,100	84,351
Prologis Inc. REIT	4,429	285,715

		370,066

Insurance Brokers - 0.5%
Aon PLC	2,134	285,956
Arthur J Gallagher & Co.	1,427	90,301
Marsh & McLennan Companies Inc.	4,409	358,848
Willis Towers Watson PLC	1,058	159,430

		894,535

Integrated Oil & Gas - 2.8%
Chevron Corp.	15,949	1,996,655
Exxon Mobil Corp.	35,535	2,972,147
Occidental Petroleum Corp.	6,457	475,623

		5,444,425

Integrated Telecommunication Services - 2.0%
AT&T Inc.	51,718	2,010,796
Verizon Communications Inc.	34,292	1,815,075

		3,825,871

Internet & Direct Marketing Retail - 2.8%
Amazon.com Inc. (a)	3,345	3,911,877
Expedia Inc.	1,050	125,759
Netflix Inc. (a)	3,628	696,431
The Priceline Group Inc. (a)	418	726,375
TripAdvisor Inc. (a)	1,150	39,629

		5,500,071

Internet Software & Services - 4.8%
Akamai Technologies Inc. (a)	1,333	86,698
Alphabet Inc., Class A (a)	2,512	2,646,141
Alphabet Inc., Class C (a)(c)	2,531	2,648,439
eBay Inc. (a)	8,160	307,958
Facebook Inc., Class A (a)	20,085	3,544,199
VeriSign Inc. (a)	662	75,759

		9,309,194

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Investment Banking & Brokerage - 1.1%
E*TRADE Financial Corp. (a)	2,340	115,994
Morgan Stanley	11,729	615,421
Raymond James Financial Inc.	1,100	98,230
The Charles Schwab Corp.	10,011	514,265
The Goldman Sachs Group Inc.	2,903	739,568

		2,083,478

IT Consulting & Other Services - 1.3%
Accenture PLC, Class A	5,145	787,648
Cognizant Technology Solutions Corp., Class A	5,119	363,551
CSRA Inc.	1,382	41,349
DXC Technology Co.	2,324	220,548
Gartner Inc. (a)	800	98,520
International Business Machines Corp.	7,245	1,111,528

		2,623,144

Leisure Products - 0.1%
Hasbro Inc.	996	90,526
Mattel Inc.	3,296	50,693

		141,219

Life & Health Insurance - 0.9%
Aflac Inc.	3,374	296,170
Brighthouse Financial Inc. (a)	841	49,316
Lincoln National Corp.	1,759	135,214
MetLife Inc.	8,860	447,962
Principal Financial Group Inc.	2,411	170,120
Prudential Financial Inc.	3,601	414,043
Torchmark Corp.	966	87,626
Unum Group	1,989	109,176

		1,709,627

Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc.	2,838	190,061
Illumina Inc. (a)	1,201	262,406
IQVIA Holdings Inc. (a)	1,200	117,480
Mettler-Toledo International Inc. (a)	207	128,241
PerkinElmer Inc.	1,011	73,924
Thermo Fisher Scientific Inc.	3,328	631,921
Waters Corp. (a)	684	132,142

		1,536,175

Managed Healthcare - 1.9%
Aetna Inc. (c)	2,727	491,923
Anthem Inc.	2,181	490,747
Centene Corp. (a)	1,400	141,232
Cigna Corp.	2,109	428,317

	Number of Shares	Fair Value $
Humana Inc.	1,227	304,382
UnitedHealth Group Inc.	8,098	1,785,285

		3,641,886

Metal & Glass Containers - 0.1%
Ball Corp.	2,682	101,514

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	1,535	78,101

Movies & Entertainment - 1.3%
The Walt Disney Co.	12,715	1,366,990
Time Warner Inc.	6,497	594,280
Twenty-First Century Fox Inc., Class A	8,790	303,519
Twenty-First Century Fox Inc., Class B	3,392	115,735
Viacom Inc., Class B	2,846	87,685

		2,468,209

Multi-Line Insurance - 0.4%
American International Group Inc.	7,687	457,992
Assurant Inc.	500	50,420
Loews Corp.	2,362	118,171
The Hartford Financial Services Group Inc.	2,944	165,688

		792,271

Multi-Sector Holdings - 1.7%
Berkshire Hathaway Inc., Class B (a)	16,122	3,195,703
Leucadia National Corp.	3,000	79,470

		3,275,173

Multi-Utilities - 1.0%
Ameren Corp.	1,942	114,559
CenterPoint Energy Inc.	3,718	105,443
CMS Energy Corp.	2,400	113,520
Consolidated Edison Inc.	2,555	217,047
Dominion Energy Inc.	5,382	436,265
DTE Energy Co.	1,566	171,414
NiSource Inc.	2,515	64,560
Public Service Enterprise Group Inc.	4,192	215,888
SCANA Corp.	1,100	43,758
Sempra Energy	2,132	227,953
WEC Energy Group Inc.	2,774	184,277

		1,894,684

Office REITs - 0.2%
Alexandria Real Estate Equities Inc.	800	104,472

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Boston Properties Inc.	1,298	168,779
SL Green Realty Corp.	800	80,744
Vornado Realty Trust	1,511	118,130

		472,125

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	900	58,176

Oil & Gas Equipment & Services - 0.8%
Baker Hughes a GE Co.	3,681	116,467
Halliburton Co.	7,250	354,307
National Oilwell Varco Inc.	3,346	120,523
Schlumberger Ltd.	11,571	779,770
TechnipFMC PLC	3,386	106,016

		1,477,083

Oil & Gas Exploration & Production - 1.5%
Anadarko Petroleum Corp.	4,757	255,165
Apache Corp.	3,448	145,575
Cabot Oil & Gas Corp.	3,600	102,960
Chesapeake Energy Corp. (a)	5,615	22,235
Cimarex Energy Co.	900	109,809
Concho Resources Inc. (a)	1,300	195,286
ConocoPhillips	10,140	556,585
Devon Energy Corp.	4,692	194,249
EOG Resources Inc.	4,900	528,759
EQT Corp.	2,014	114,637
Hess Corp.	2,449	116,254
Marathon Oil Corp.	7,042	119,221
Newfield Exploration Co. (a)	1,300	40,989
Noble Energy Inc.	3,700	107,818
Pioneer Natural Resources Co.	1,500	259,275
Range Resources Corp.	1,800	30,708

		2,899,525

Oil & Gas Refining & Marketing - 0.6%
Andeavor	1,314	150,243
Marathon Petroleum Corp.	4,090	269,858
Phillips 66	3,561	360,195
Valero Energy Corp.	3,628	333,450

		1,113,746

Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan Inc.	15,804	285,578
ONEOK Inc.	3,400	181,730
The Williams Companies Inc.	6,871	209,497

		676,805

Packaged Foods & Meats - 1.1%
Campbell Soup Co.	1,615	77,698
Conagra Brands Inc.	3,254	122,578
General Mills Inc.	4,836	286,727

	Number of Shares	Fair Value $
Hormel Foods Corp.	2,400	87,336
Kellogg Co.	2,190	148,876
McCormick & Company Inc.	900	91,719
Mondelez International Inc., Class A	12,535	536,498
The Hershey Co.	1,216	138,028
The JM Smucker Co.	947	117,655
The Kraft Heinz Co.	5,095	396,187
Tyson Foods Inc., Class A	2,362	191,487

		2,194,789

Paper Packaging - 0.3%
Avery Dennison Corp.	692	79,483
International Paper Co.	3,430	198,734
Packaging Corporation of America	800	96,440
Sealed Air Corp.	1,731	85,338
WestRock Co.	2,175	137,482

		597,477

Personal Products - 0.2%
Coty Inc., Class A	4,445	88,411
The Estee Lauder Companies Inc., Class A	1,879	239,084

		327,495

Pharmaceuticals - 4.5%
Allergan PLC (c)	2,851	466,367
Bristol-Myers Squibb Co.	13,687	838,739
Eli Lilly & Co.	8,254	697,133
Johnson & Johnson	22,512	3,145,377
Merck & Company Inc.	22,968	1,292,409
Mylan N.V. (a)	3,904	165,178
Perrigo Company PLC	975	84,981
Pfizer Inc.	50,186	1,817,737
Zoetis Inc.	4,146	298,678

		8,806,599

Property & Casualty Insurance - 0.8%
Chubb Ltd.	3,861	564,208
Cincinnati Financial Corp.	1,392	104,358
The Allstate Corp.	2,986	312,664
The Progressive Corp.	4,873	274,447
The Travelers Companies Inc.	2,267	307,496
XL Group Ltd.	1,956	68,773

		1,631,946

Publishing - 0.0%*
News Corp., Class A	3,400	55,114

Railroads - 0.9%
CSX Corp.	7,573	416,591
Kansas City Southern	900	94,698

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Norfolk Southern Corp.	2,445	354,280
Union Pacific Corp.	6,681	895,922

		1,761,491

Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	2,573	111,437

Regional Banks - 1.3%
BB&T Corp.	6,637	329,992
Citizens Financial Group Inc.	4,000	167,920
Comerica Inc.	1,556	135,076
Fifth Third Bancorp	5,950	180,523
Huntington Bancshares Inc.	9,534	138,815
KeyCorp	9,028	182,095
M&T Bank Corp.	1,290	220,577
People’s United Financial Inc.	3,200	59,840
Regions Financial Corp.	9,968	172,247
SunTrust Banks Inc.	4,129	266,692
The PNC Financial Services Group Inc.	3,939	568,358
Zions Bancorporation	1,900	96,577

		2,518,712

Reinsurance - 0.0%*
Everest Re Group Ltd.	300	66,378

Research & Consulting Services - 0.3%
Equifax Inc.	1,046	123,345
IHS Markit Ltd. (a)	2,800	126,420
Nielsen Holdings PLC	2,928	106,579
Verisk Analytics Inc. (a)	1,400	134,400

		490,744

Residential REITs - 0.4%
Apartment Investment & Management Co., Class A	1,477	64,560
AvalonBay Communities Inc.	1,172	209,096
Equity Residential	3,108	198,197
Essex Property Trust Inc.	500	120,685
Mid-America Apartment Communities Inc.	900	90,504
UDR Inc.	2,500	96,300

		779,342

Restaurants - 1.1%
Chipotle Mexican Grill Inc. (a)	160	46,245
Darden Restaurants Inc.	1,029	98,805
McDonald’s Corp.	6,688	1,151,138
Starbucks Corp.	12,024	690,538
Yum! Brands Inc.	2,874	234,547

		2,221,273

	Number of Shares	Fair Value $
Retail REITs - 0.5%
Federal Realty Investment Trust	600	79,686
GGP Inc.	5,300	123,967
Kimco Realty Corp.	3,931	71,348
Realty Income Corp.	2,400	136,848
Regency Centers Corp.	1,299	89,865
Simon Property Group Inc.	2,679	460,091
The Macerich Co.	744	48,866

		1,010,671

Semiconductor Equipment - 0.4%
Applied Materials Inc.	9,156	468,055
KLA-Tencor Corp.	1,378	144,786
Lam Research Corp.	1,347	247,942

		860,783

Semiconductors - 3.4%
Advanced Micro Devices Inc. (a)	6,600	67,848
Analog Devices Inc.	3,087	274,836
Broadcom Ltd.	3,384	869,350
Intel Corp.	39,204	1,809,657
Microchip Technology Inc.	1,800	158,184
Micron Technology Inc. (a)	9,626	395,821
NVIDIA Corp.	5,038	974,853
Qorvo Inc. (a)	1,100	73,260
QUALCOMM Inc.	12,368	791,799
Skyworks Solutions Inc.	1,500	142,425
Texas Instruments Inc.	8,309	867,792
Xilinx Inc.	2,087	140,705

		6,566,530

Soft Drinks - 1.7%
Dr Pepper Snapple Group Inc.	1,500	145,590
Monster Beverage Corp. (a)	3,338	211,262
PepsiCo Inc.	11,954	1,433,524
The Coca-Cola Co.	32,170	1,475,959

		3,266,335

Specialized Consumer Services - 0.0%*
H&R Block Inc.	1,579	41,401

Specialized REITs - 1.1%
American Tower Corp.	3,591	512,328
Crown Castle International Corp.	3,300	366,333
Digital Realty Trust Inc.	1,700	193,630
Equinix Inc.	646	292,780
Extra Space Storage Inc.	1,000	87,450
Iron Mountain Inc.	1,886	71,159
Public Storage	1,230	257,070
SBA Communications Corp. (a)	1,000	163,360
Weyerhaeuser Co.	6,167	217,448

		2,161,558

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Specialty Chemicals - 0.5%
Albemarle Corp.	900	115,101
Ecolab Inc.	2,102	282,046
International Flavors & Fragrances Inc.	647	98,739
PPG Industries Inc.	2,210	258,172
The Sherwin-Williams Co.	663	271,857

		1,025,915

Specialty Stores - 0.2%
Signet Jewelers Ltd.	600	33,930
Tiffany & Co.	904	93,971
Tractor Supply Co.	1,137	84,991
Ulta Salon Cosmetics & Fragrance Inc. (a)	500	111,830

		324,722

Steel - 0.1%
Nucor Corp.	2,859	181,775

Systems Software - 3.7%
CA Inc.	2,703	89,956
Microsoft Corp.	64,649	5,530,076
Oracle Corp.	25,597	1,210,226
Red Hat Inc. (a)	1,400	168,140
Symantec Corp.	5,472	153,544

		7,151,942

Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	43,067	7,288,228
Hewlett Packard Enterprise Co.	13,219	189,825
HP Inc.	13,800	289,938
NetApp Inc.	2,170	120,044
Seagate Technology PLC	2,532	105,939
Western Digital Corp.	2,477	196,996
Xerox Corp.	1,811	52,791

		8,243,761

	Number of Shares	Fair Value $
Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co.	2,019	65,234

Tobacco - 1.3%
Altria Group Inc.	16,039	1,145,345
Philip Morris International Inc.	13,083	1,382,219

		2,527,564

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,200	120,318
United Rentals Inc. (a)	700	120,337
WW Grainger Inc.	482	113,872

		354,527

Trucking - 0.0%*
JB Hunt Transport Services Inc.	720	82,786

Water Utilities - 0.1%
American Water Works Company Inc.	1,400	128,086

Total Common Stock (Cost $82,952,628)		191,825,800

Short-Term Investments - 1.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.25% (Cost $2,080,142) (d)(e)	2,080,142	2,080,142

Total Investments (Cost $85,032,770)		193,905,942

Other Assets and Liabilities, net - 0.1%		211,426

NET ASSETS - 100.0%		194,117,368

Other Information:

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 Emini Index Futures	March 2018	19	$2,500,818	$2,542,200	$41,382

During the year ended December 31, the Fund had an average notional value of $2,336,375 on long futures contracts.

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Notes to Schedule of Investments — December 31, 2017

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(d)	Coupon amount represents effective yield.
(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of December 31, 2017.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$191,825,800	$—	$—	$191,825,800
Short-Term Investments	2,080,142	—	—	2,080,142

Total Investments in Securities	$193,905,942	$—	$—	$193,905,942

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$41,382	$—	$—	$41,382

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	3,311	$257,331	$—	$16,062	$1,899	$60,499	3,111	$303,665	$5,054
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,654,858	3,654,858	22,869,762	24,444,478	—	—	2,080,142	2,080,142	14,127

TOTAL		$3,912,189	$22,869,762	$24,460,540	$1,899	$60,499		$2,383,807	$19,181

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	15

State Street S&P 500 Index V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/17	12/31/16		12/31/15*		12/31/14*		12/31/13*
Inception date								4/15/85
Net asset value, beginning of period	$38.22	$36.16		$36.60		$32.83		$25.29

Income/(loss) from investment operations:
Net investment income	0.71 (a)	0.72		0.69		0.61		0.55
Net realized and unrealized gains/(losses) on investments	7.52	3.49		(0.28)		3.76		7.53

Total income from investment operations	8.23	4.21		0.41		4.37		8.08

Less distributions from:
Net investment income	0.79	0.73		0.85		0.60		0.54
Net realized gains	1.57	1.42		—		—		—

Total distributions	2.36	2.15		0.85		0.60		0.54

Net asset value, end of period	$44.09	$38.22		$36.16		$36.60		$32.83

Total return(b)	21.50%	11.61%		1.07%		13.28%		31.97%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$194,117	$180,761		$179,395		$203,262		$206,556

Ratios to average net assets:
Net expenses	0.32%	0.34	%(d)	0.37	%(d)	0.41	%(c)(d)	0.35	%(c)(d)
Gross expenses	0.32%	0.37%		0.42%		0.46%		0.40%
Net investment income	1.69%	1.86%		1.72%		1.65%		1.75%
Portfolio turnover rate	2%	2%		2%		2%		3%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(d)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

16	Financial Highlights

State Street S&P 500 Index V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2017

Assets
Investments in securities, at fair value (cost $82,770,071)	$191,522,135
Investments in affiliated securities, at fair value (cost $182,557)	303,665
Short-term affiliated investments, at fair value	2,080,142
Cash	1,110
Restricted cash(1)	85,500
Receivable for investments sold	186,357
Income receivables	195,469
Income receivable from affiliated investments	1,307
Other assets	3,338

Total assets	194,379,023

Liabilities
Payable for investments purchased	61,517
Payable for fund shares redeemed	111,361
Payable for variation margin on open futures contracts	9,245
Payable to the Adviser (Note 4)	41,139
Payable to the Custodian (Note 4)	4,407
Accrued other expenses	33,986

Total liabilities	261,655

Net Assets	$194,117,368

Net Assets Consist of:
Capital paid in	$90,349,493
Undistributed (distributions in excess of) net investment income	(13,301)
Accumulated net realized loss	(5,133,378)
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	108,752,064
Affiliated investments	121,108
Futures	41,382

Net Assets	$194,117,368

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,402,952
Net asset value per share	$44.09
(1) Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	17

State Street S&P 500 Index V.I.S. Fund

Statement of Operations — For the year ended December 31, 2017

Investment Income
Income
Dividend	$3,722,054
Interest	13,247
Income from affiliated investments	19,181

Total income	3,754,482

Expenses
Advisory and administration fees (Note 4)	472,423
Directors’ fees (Note 5)	1,005
Custody and accounting expenses — net (Note 4)	48,621
Professional fees	26,448
Other expenses	56,339

Total expenses before waivers	604,836

Total expenses	604,836

Net investment income	$3,149,646

Net Realized and Unrealized Gain (loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$6,679,702
Affiliated investments	1,899
Futures	452,315
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	26,061,951
Affiliated investments	60,499
Futures	(6,704)

Net realized and unrealized gain (loss) on investments	33,249,662

Net Increase in Net Assets Resulting from Operations	$36,399,308

The accompanying Notes are an integral part of these financial statements.

18	Statement of Operations

State Street S&P 500 Index V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$3,149,646	$3,275,700
Net realized gain (loss) on investments and futures	7,133,916	9,905,220
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	26,115,746	6,185,599

Net increase (decrease) from operations	36,399,308	19,366,519

Distributions to shareholders from:
Net investment income	(3,286,275)	(3,293,797)
Net realized gains	(6,559,166)	(6,347,185)

Total distributions	(9,845,441)	(9,640,982)

Increase (decrease) in assets from operations and distributions	26,553,867	9,725,537

Share transactions:
Proceeds from sale of shares	3,059,520	9,068,070
Value of distributions reinvested	9,845,441	9,640,982
Cost of shares redeemed	(26,102,452)	(27,068,972)

Net increase (decrease) from share transactions	(13,197,491)	(8,359,920)

Total increase (decrease) in net assets	13,356,376	1,365,617

Net Assets
Beginning of year	180,760,992	179,395,375

End of year	$194,117,368	$180,760,992

Undistributed (distributions in excess of) net investment income, end of year	$(13,301)	$(4,361)

Changes in Fund Shares
Shares sold	73,043	244,141
Issued for distributions reinvested	222,798	251,002
Shares redeemed	(622,096)	(727,621)

Net decrease in fund shares	(326,255)	(232,478)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	19

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements — December 31, 2017

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation   The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active

20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017 markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended December 31, 2017.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

For the year ended December 31, 2017, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet S&P 500 Index V.I.S. Fund
Futures Contracts(a)	$—	$—	$—	$41,382	$—	$41,382

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$452,315	$—	$452,315

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$(6,704)	$—	$(6,704)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2017 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended, December 31, 2017 were as follows:

Purchases	Sales

$3,381,343	$20,594,036

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, passive foreign investment company gains and losses, futures contracts, non-taxable dividends, corporate actions and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$3,444,426	$6,401,015	$9,845,441

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$3,293,797	$6,347,185	$9,640,982

At December 31, 2017 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carry forwards*	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses**	Total

$4,828	$—	$955,783	$102,807,264	$—	$103,767,875

*	A portion of the Fund’s Capital Loss Carryover may be subject to limitations.
**	The Fund has elected to defer certain qualified late-year losses in the next taxable year.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$91,140,060	$105,927,885	$3,120,621	$102,807,264

Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

8.	Line of Credit

The Fund and other affiliated Funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017 the Fund and other affiliated Funds participated in a $360 million revolving credit facility.

The Fund had no outstanding loans as of December 31, 2017.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of State Street Variable Insurance Series Funds, Inc. and Shareholders of State Street S&P 500 Index V.I.S. Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street S&P 500 Index V.I.S. Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 16, 2018

Report of Independent Registered Public Accounting Firm	25

State Street S&P 500 Index V.I.S. Fund

Tax Information — December 31, 2017 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2017.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2017 in the amount of $6,401,015.

26	Tax Information

State Street S&P 500 Index V.I.S. Fund

Additional Information — December 31, 2017

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS
Jeanne M. La Porta SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	Director and President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – present); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).	18	Trustee and President of State Street Institutional Funds (2014 – present); Trustee of Elfun Funds (2014 – present).

Additional Information	27

State Street S&P 500 Index V.I.S. Fund

Additional Information, continued — December 31, 2017

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Arthur A. Jensen SSGA FM 1600 Summer St. Stamford, CT 06905 Age 51	Treasurer	Term: Until successor is elected and qualified Served: Since June 2011	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GEAM (April 2011 – July 2016).	N/A	N/A

Robert Herlihy SSGA FM 1600 Summer St. Stamford, CT 06905 Age 50	Chief Compliance Officer	Term: Until successor is elected and qualified Served: Since July 2005	Managing Director at State Street Global Advisors (July 2016 – present); Deputy Chief Compliance Officer of Elfun Funds (July 2016 – present); Chief Compliance Officer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (July 2005 – present); Chief Compliance Officer of GEAM and Elfun Funds (July 2005 – July 2016).	N/A	N/A

Brian Harris SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 44	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 – 2013).	N/A	N/A

Bruce S. Rosenberg SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 56	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Ann M. Carpenter SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 51	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*	N/A	N/A

28	Additional Information

State Street S&P 500 Index V.I.S. Fund

Additional Information, continued — December 31, 2017

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Chad C. Hallett SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 48	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

Darlene Anderson-Vasquez SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 49	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 38	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 Age 41	Secretary	Term: Until successor is elected and qualified Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

Additional Information	29

State Street S&P 500 Index V.I.S. Fund

Additional Information, continued — December 31, 2017

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
John R. Costantino c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Chairman of the Board	Term: Until successor is elected and qualified Served: Since 1997	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	12	Trustee of State Street Institutional Funds (1997 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

R. Sheldon Johnson c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Director	Term: Until successor is elected and qualified Served: Since April 2011	Retired (2006 – present); Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. (2002 – 2006); and Managing Director at Morgan Stanley & Co., Inc. (1988 – 2006).	12	Trustee of State Street Institutional Funds (April 2011 – present) and Trustee of St. Lawrence University (2003 – present).

Donna M. Rapaccioli c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 55	Director	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	12	Trustee of State Street Institutional Funds (January 2012 – present) and Trustee of Emmanuel College (2010 – present).

30	Additional Information

State Street S&P 500 Index V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

Investment Team	31

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Annual Report

December 31, 2017

State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Annual Report

December 31, 2017

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Small-Cap Equity V.I.S. Fund

Notes to Performance — December 31, 2017 (Unaudited)

The information provided on the performance page relates to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The Russell 2000® Index is an unmanaged market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. domiciled companies.

Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by SSGA Funds Management, Inc. (“SSGA FM”) in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in SSGA FM’s presentation thereof.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The peer universe of the underlying annuity funds used for the peer group average annual total return calculation is based on a blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. The Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to that of the Fund.

©2018 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee of future results.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Small-Cap Equity V.I.S. Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Q.	How did the State Street Small-Cap Equity V.I.S. Fund (the “Fund”) perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2017?

A.	For the twelve-month period ended December 31, 2017, the State Street Small-Cap Equity V.I.S. Fund returned 12.71%. The Russell 2000® Index, the Fund’s benchmark, returned 14.65% and the Fund’s Morningstar peer group of 135 U.S. Insurance Small Blend Funds returned an average of 12.74% over the same period.

Q.	What market conditions affected the Fund’s performance?

A.	A strong rally in small cap growth stocks, particularly in biotechnology companies, adversely impacted the Fund’s performance. The Fund had a modest growth bias, but remained underweight to biotechnology. Some positive drivers of performance were companies that were acquired during the course of the previous year, as well as a tailwind from technology stocks with an overweight relative to the Russell 2000 Index, and strong stock selection.

Q.	What were the primary drivers of the Fund’s performance?

A.	The largest driver of the underperformance was Champlain Investment Partners, whose modest growth bias was not rewarded as the higher beta growth names rallied, leaving Champlain’s price-disciplined style underperforming relative to the Russell 2000 Index. While their portfolio did benefit from several take-outs, including Whole Foods, Snyder’s-Lance, and Buffalo Wild Wings among others, those were not enough to offset the weakness. Palisade Capital Management was in a similar situation where the lack of biotech caused healthcare performance to suffer and the rest of the holdings did not make up for it relative to the Russell 200 Index. However, this market environment was a positive for GlobeFlex Capital, where their growth style benefitted the technical backdrop as they achieved strong relative and absolute performance mitigating some of the weakness. Also, SouthernSun Asset Management had strong security selection in their portfolio including The Brink’s Company, Centene Corporation and Polaris Industries, Inc., propelling them to substantial outperformance relative to the Russell 2000 Index. The relatively smaller weightings to GlobeFlex and SouthernSun versus the core oriented managers of Palisade and Champlain led to the overall underperformance relative to the Russell 2000 Index.

2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period July 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period December 31, 2017	$1,072.70	$1,019.31
Expenses paid during the period*	$6.11	$5.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%** (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended 12/31/17

	One Year	Five Year	Ten Year
Number of funds in peer group	135	128	116
Peer group average annual total return	12.74%	13.77%	8.52%
Morningstar Category in peer group: U.S. Insurance Fund Small Blend

Top Ten Largest Holdings

as of December 31, 2017 (as a % of Fair Value) (a)(b)

John Wiley & Sons Inc., Class A	1.45%
Blackbaud Inc.	1.22%
Actuant Corp., Class A	1.07%
Ritchie Bros Auctioneers Inc.	1.01%
Wolverine World Wide Inc.	0.96%
Darling Ingredients Inc.	0.94%
Snyder’s-Lance Inc.	0.89%
Integra LifeSciences Holdings Corp.	0.88%
Qualys Inc.	0.82%
HB fuller Co.	0.81%

Sector Allocation as of December 31, 2017

Portfolio composition as a % of Fair Value of $40,844 (in thousands) as of December 31, 2017 (a)(b)

Average Annual Total Return for the periods ended December 31, 2017

Class 1 Shares (Inception Date 4/28/00)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Small-Cap Equity V.I.S. Fund	12.71%	13.69%	8.86%	$23,372
Russell 2000® Index	14.65%	14.12%	8.71%	$23,054

4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments — December 31, 2017

	Number of Shares	Fair Value $

Common Stock - 93.9%†
Aerospace & Defense - 0.7%
Esterline Technologies Corp. (a)	287	21,439
Teledyne Technologies Inc. (a)	1,390	251,798

		273,237

Agricultural & Farm Machinery - 0.5%
AGCO Corp. (b)	3,099	221,362

Agricultural Products - 0.9%
Darling Ingredients Inc. (a)	21,136	383,196

Air Freight & Logistics - 0.1%
Hub Group Inc., Class A (a)	668	31,997

Airlines - 0.0%*
Hawaiian Holdings Inc.	450	17,933

Alternative Carriers - 0.1%
Vonage Holdings Corp. (a)	2,537	25,801

Aluminum - 0.1%
Kaiser Aluminum Corp.	201	21,477

Apparel Retail - 0.7%
American Eagle Outfitters Inc.	808	15,190
Burlington Stores Inc. (a)	972	119,585
Francesca’s Holdings Corp. (a)	1,400	10,234
The Buckle Inc.	4,016	95,380
The Children’s Place Inc.	250	36,338

		276,727

Apparel, Accessories & Luxury Goods - 0.5%
G-III Apparel Group Ltd. (a)	4,974	183,491

Application Software - 3.9%
ACI Worldwide Inc. (a)(b)	10,304	233,592
Blackbaud Inc.	5,276	498,529
Guidewire Software Inc. (a)	2,350	174,511
Paylocity Holding Corp. (a)	1,680	79,229
PTC Inc. (a)	1,427	86,719
RealPage Inc. (a)	6,167	273,198
SS&C Technologies Holdings Inc.	5,267	213,208
Zix Corp. (a)	4,900	21,462

		1,580,448

Asset Management & Custody Banks - 0.7%
Cohen & Steers Inc.	788	37,264
Financial Engines Inc.	7,700	233,310
OM Asset Management PLC	1,581	26,482

		297,056

	Number of Shares	Fair Value $
Auto Parts & Equipment - 1.4%
American Axle & Manufacturing Holdings Inc. (a)	1,226	20,879
Cooper-Standard Holdings Inc. (a)	389	47,653
Gentherm Inc. (a)	716	22,733
LCI Industries	624	81,120
Standard Motor Products Inc.	1,408	63,233
Stoneridge Inc. (a)	2,019	46,154
Tenneco Inc.	4,433	259,508
Tower International Inc.	820	25,051

		566,331

Automobile Manufacturers - 0.8%
Thor Industries Inc.	1,720	259,239
Winnebago Industries Inc.	1,319	73,336

		332,575

Automotive Retail - 1.1%
America’s Car-Mart Inc. (a)	721	32,193
Asbury Automotive Group Inc. (a)	357	22,848
Group 1 Automotive Inc.	1,519	107,803
Murphy USA Inc. (a)	3,768	302,797

		465,641

Biotechnology - 0.7%
Eagle Pharmaceuticals Inc. (a)	700	37,394
MiMedx Group Inc. (a)	1,400	17,654
Repligen Corp. (a)	6,234	226,170

		281,218

Brewers - 0.4%
Craft Brew Alliance Inc. (a)	1,041	19,987
The Boston Beer Company Inc., Class A (a)	825	157,658

		177,645

Building Products - 0.8%
American Woodmark Corp. (a)	324	42,201
Apogee Enterprises Inc.	408	18,658
Builders FirstSource Inc. (a)	3,308	72,081
Continental Building Products Inc. (a)	633	17,819
Masonite International Corp. (a)	198	14,682
NCI Building Systems Inc. (a)	1,385	26,730
Patrick Industries Inc. (a)	300	20,835
Ply Gem Holdings Inc. (a)	1,314	24,309
Trex Company Inc. (a)	369	39,996
Universal Forest Products Inc.	1,646	61,923

		339,234

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Commercial Printing - 0.2%
Brady Corp., Class A	1,700	64,430
Deluxe Corp.	338	25,972
LSC Communications Inc.	513	7,772

		98,174

Commodity Chemicals - 0.3%
AdvanSix Inc. (a)	962	40,471
Koppers Holdings Inc. (a)	532	27,079
Trinseo S.A.	530	38,478

		106,028

Communications Equipment - 0.3%
ADTRAN Inc.	1,372	26,548
Ciena Corp. (a)	965	20,198
Extreme Networks Inc. (a)	2,800	35,056
Lumentum Holdings Inc. (a)	437	21,369

		103,171

Construction & Engineering - 0.9%
Aegion Corp. (a)	5,362	136,356
Argan Inc.	406	18,270
Dycom Industries Inc. (a)	1,307	145,639
EMCOR Group Inc.	327	26,732
MasTec Inc. (a)	576	28,195

		355,192

Construction Machinery & Heavy Trucks - 1.9%
Alamo Group Inc.	449	50,679
Astec Industries Inc.	968	56,628
Federal Signal Corp.	14,049	282,244
The Greenbrier Companies Inc.	423	22,546
Trinity Industries Inc.	8,718	326,576
Wabash National Corp.	1,917	41,599

		780,272

Construction Materials - 0.1%
Summit Materials Inc., Class A (a)	1,074	33,761

Consumer Finance - 0.1%
Enova International Inc. (a)	2,185	33,212

Data Processing & Outsourced Services - 2.1%
Broadridge Financial Solutions Inc.	2,823	255,707
Cardtronics PLC, Class A (a)	450	8,334
Cass Information Systems Inc.	256	14,902
CoreLogic Inc. (a)	4,197	193,944
EVERTEC Inc.	1,268	17,308
MAXIMUS Inc.	381	27,272
Travelport Worldwide Ltd.	1,576	20,598
WEX Inc. (a)	2,100	296,583

		834,648

	Number of Shares	Fair Value $
Distributors - 0.7%
LKQ Corp. (a)	6,594	268,178

Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,599	115,528
Materion Corp.	267	12,976

		128,504

Diversified Real Estate Activities - 0.1%
The RMR Group Inc., Class A	350	20,755

Diversified REITs - 0.1%
American Assets Trust Inc.	528	20,191
Gramercy Property Trust	1,231	32,818

		53,009

Diversified Support Services - 1.8%
Healthcare Services Group Inc.	5,236	276,042
Ritchie Bros Auctioneers Inc.	13,740	411,238
UniFirst Corp.	199	32,815
Viad Corp.	488	27,035

		747,130

Education Services - 0.5%
Grand Canyon Education Inc. (a)	300	26,859
K12 Inc. (a)	10,282	163,484

		190,343

Electric Utilities - 0.9%
ALLETE Inc.	393	29,223
IDACORP Inc.	3,339	305,051
PNM Resources Inc.	737	29,812
Spark Energy Inc., Class A	1,300	16,120

		380,206

Electrical Components & Equipment - 0.2%
Atkore International Group Inc. (a)	890	19,091
EnerSys	369	25,693
Regal Beloit Corp.	458	35,083

		79,867

Electronic Components - 0.7%
Belden Inc.	539	41,594
Littelfuse Inc.	1,173	232,043
Vishay Intertechnology Inc.	1,421	29,486

		303,123

Electronic Equipment & Instruments - 0.8%
Control4 Corp. (a)	1,781	53,002
National Instruments Corp.	1,449	60,322

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

VeriFone Systems Inc. (a)	7,169	126,963
Zebra Technologies Corp., Class A (a)	971	100,790

		341,077

Electronic Manufacturing Services - 0.3%
Benchmark Electronics Inc. (a)	382	11,116
KEMET Corp. (a)	1,231	18,539
Methode Electronics Inc.	477	19,128
Plexus Corp. (a)	702	42,625
TTM Technologies Inc. (a)	1,864	29,209

		120,617

Environmental & Facilities Services - 0.8%
Clean Harbors Inc. (a)	5,951	322,544

Food Distributors - 0.8%
Performance Food Group Co. (a)	5,149	170,432
SpartanNash Co.	6,490	173,153

		343,585

Food Retail - 0.1%
Casey’s General Stores Inc.	227	25,410
Sprouts Farmers Market Inc. (a)	1,400	34,090

		59,500

Footwear - 1.5%
Deckers Outdoor Corp. (a)	2,233	179,198
Skechers U.S.A. Inc., Class A (a)	1,077	40,754
Wolverine World Wide Inc.	12,297	392,028

		611,980

Forest Products - 0.1%
Boise Cascade Co.	878	35,032
Louisiana-Pacific Corp. (a)	982	25,788

		60,820

Gas Utilities - 0.1%
South Jersey Industries Inc.	700	21,861

General Merchandise Stores - 0.1%
Big Lots Inc.	446	25,043

Health Care REITs - 0.0%*
CareTrust REIT Inc.	912	15,285

Healthcare Distributors - 0.0%*
Owens & Minor Inc.	212	4,003

Healthcare Equipment - 4.8%
Cantel Medical Corp.	900	92,583
Cardiovascular Systems Inc. (a)	6,900	163,461

	Number of Shares	Fair Value $
CONMED Corp.	4,500	229,365
Hill-Rom Holdings Inc.	3,806	320,808
Insulet Corp. (a)	3,300	227,700
Integra LifeSciences Holdings Corp. (a)	7,500	358,950
LivaNova PLC (a)	288	23,017
Masimo Corp. (a)	880	74,624
Natus Medical Inc. (a)	314	11,995
NuVasive Inc. (a)	5,000	292,450
Orthofix International N.V. (a)	439	24,013
Penumbra Inc. (a)	1,250	117,625

		1,936,591

Healthcare Facilities - 0.4%
Acadia Healthcare Company Inc. (a)(b)	2,927	95,508
Encompass Health Corp.	422	20,851
Select Medical Holdings Corp. (a)	1,511	26,669

		143,028

Healthcare Services - 1.3%
Addus HomeCare Corp. (a)	400	13,920
Amedisys Inc. (a)	600	31,626
AMN Healthcare Services Inc. (a)	626	30,831
BioTelemetry Inc. (a)	2,807	83,929
Diplomat Pharmacy Inc. (a)	3,351	67,255
LHC Group Inc. (a)	400	24,500
MEDNAX Inc. (a)	4,576	244,541
RadNet Inc. (a)	2,400	24,240

		520,842

Healthcare Supplies - 0.8%
Endologix Inc. (a)	10,534	56,357
ICU Medical Inc. (a)	1,000	216,000
Lantheus Holdings Inc. (a)	1,600	32,720
Merit Medical Systems Inc. (a)	747	32,270

		337,347

Healthcare Technology - 1.7%
HMS Holdings Corp. (a)	10,728	181,840
Medidata Solutions Inc. (a)	3,200	202,784
Omnicell Inc. (a)	4,909	238,086
Teladoc Inc. (a)	2,500	87,125

		709,835

Home Building - 0.4%
Installed Building Products Inc. (a)	337	25,595
LGI Homes Inc. (a)	517	38,791
Taylor Morrison Home Corp., Class A (a)	1,056	25,840
TopBuild Corp. (a)	1,150	87,101

		177,327

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Home Furnishing Retail - 0.5%
Aaron’s Inc. (b)	4,061	161,831
RH (a)	330	28,449
Sleep Number Corp. (a)	700	26,313

		216,593

Home Furnishings - 0.1%
Tempur Sealy International Inc. (a)	448	28,085

Hotel & Resort REITs - 0.5%
Ashford Hospitality Trust Inc.	1,799	12,107
Chatham Lodging Trust	912	20,757
LaSalle Hotel Properties	614	17,235
RLJ Lodging Trust	6,190	135,995

		186,094

Hotels, Resorts & Cruise Lines - 0.5%
Extended Stay America Inc.	6,247	118,693
ILG Inc.	3,488	99,338

		218,031

Household Appliances - 0.6%
Helen of Troy Ltd. (a)	2,388	230,084

Household Products - 0.0%*
Energizer Holdings Inc.	203	9,740

Housewares & Specialties - 0.0%*
Tupperware Brands Corp.	254	15,926

Human Resource & Employment Services - 0.3%
Insperity Inc.	818	46,912
Kforce Inc.	900	22,725
TriNet Group Inc. (a)	687	30,462
TrueBlue Inc. (a)	833	22,907

		123,006

Industrial Machinery - 7.5%
Actuant Corp., Class A (b)	17,298	437,639
Altra Industrial Motion Corp.	851	42,890
Barnes Group Inc.	3,449	218,218
Crane Co.	1,512	134,901
Franklin Electric Company Inc.	680	31,212
John Bean Technologies Corp.	1,300	144,040
Kennametal Inc.	673	32,580
LB Foster Co., Class A (a)	801	21,747
Lydall Inc. (a)	4,200	213,150
Mueller Industries Inc.	4,639	164,360
Nordson Corp.	919	134,542
Standex International Corp.	2,150	218,977
The Gorman-Rupp Co.	1,000	31,210
The Timken Co.	5,658	278,091

	Number of Shares	Fair Value $
TriMas Corp. (a)	6,600	176,550
Watts Water Technologies Inc., Class A	1,888	143,394
Welbilt Inc. (a)	13,200	310,332
Woodward Inc.	4,099	313,737

		3,047,570

Industrial REITs - 0.2%
Rexford Industrial Realty Inc.	1,357	39,570
STAG Industrial Inc.	1,376	37,606

		77,176

Internet & Direct Marketing Retail - 0.1%
Nutrisystem Inc.	500	26,300

Internet Software & Services - 3.1%
AutoWeb Inc. (a)	1,800	16,218
Care.com Inc. (a)	1,518	27,385
Cornerstone OnDemand Inc. (a)	5,506	194,527
LogMeIn Inc.	2,600	297,700
New Relic Inc. (a)	4,950	285,961
NIC Inc.	10,068	167,129
Okta Inc. (a)	4,850	124,209
Q2 Holdings Inc. (a)	2,000	73,700
Stamps.com Inc. (a)	145	27,260
The Meet Group Inc. (a)	2,500	7,050
Web.com Group Inc. (a)	1,300	28,340

		1,249,479

Investment Banking & Brokerage - 1.3%
Evercore Inc., Class A	282	25,380
Greenhill & Company Inc.	1,711	33,364
Houlihan Lokey Inc.	965	43,840
Moelis & Co., Class A	595	28,858
Piper Jaffray Cos.	636	54,855
Raymond James Financial Inc.	3,178	283,795
Stifel Financial Corp.	755	44,968

		515,060

IT Consulting & Other Services - 0.2%
Perficient Inc. (a)	1,087	20,729
Science Applications International Corp.	299	22,895
The Hackett Group Inc.	1,300	20,423

		64,047

Leisure Products - 0.9%
Brunswick Corp.	588	32,469
Malibu Boats Inc., Class A (a)	600	17,838
MCBC Holdings Inc. (a)	1,200	26,664
Polaris Industries Inc.	2,411	298,940

		375,911

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Life Sciences Tools & Services - 1.9%
Bruker Corp.	4,367	149,876
Cambrex Corp. (a)	755	36,240
Charles River Laboratories International Inc. (a)	292	31,959
ICON PLC (a)	2,181	244,599
INC Research Holdings Inc., Class A (a)	5,864	255,670
PRA Health Sciences Inc. (a)	450	40,982

		759,326

Managed Healthcare - 0.9%
Centene Corp. (a)	2,308	232,831
Magellan Health Inc. (a)	569	54,937
Molina Healthcare Inc. (a)	931	71,389

		359,157

Marine - 0.1%
Kirby Corp. (a)	440	29,392

Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	2,522	111,220
National General Holdings Corp.	1,000	19,640

		130,860

Multi-Utilities - 0.1%
Black Hills Corp.	692	41,596

Office REITs - 0.7%
Brandywine Realty Trust	2,162	39,327
Corporate Office Properties Trust	600	17,520
Cousins Properties Inc.	25,292	233,951

		290,798

Office Services & Supplies - 0.5%
Herman Miller Inc.	700	28,035
HNI Corp.	519	20,018
Knoll Inc.	836	19,261
MSA Safety Inc.	1,300	100,776
Steelcase Inc., Class A	1,344	20,429

		188,519

Oil & Gas Drilling - 0.0%*
Nabors Industries Ltd.	2,918	19,930

Oil & Gas Equipment & Services - 1.0%
C&J Energy Services Inc. (a)	1,095	36,650
Dril-Quip Inc. (a)	1,309	62,439
Forum Energy Technologies Inc. (a)	5,262	81,824
Natural Gas Services Group Inc. (a)	834	21,851
Oil States International Inc. (a)	6,792	192,213

		394,977

	Number of Shares	Fair Value $
Oil & Gas Exploration & Production - 1.6%
Callon Petroleum Co. (a)	3,966	48,187
Carrizo Oil & Gas Inc. (a)	4,440	94,483
Newfield Exploration Co. (a)	9,551	301,143
PDC Energy Inc. (a)	440	22,678
Ring Energy Inc. (a)	2,465	34,263
SM Energy Co.	7,637	168,625

		669,379

Oil & Gas Refining & Marketing - 0.1%
Par Pacific Holdings Inc. (a)	1,700	32,776

Packaged Foods & Meats - 3.2%
Amplify Snack Brands Inc. (a)	6,400	76,864
B&G Foods Inc.	7,300	256,595
Cal-Maine Foods Inc. (a)	654	29,071
J&J Snack Foods Corp.	500	75,915
Sanderson Farms Inc.	1,467	203,590
Snyder’s-Lance Inc.	7,300	365,584
The Simply Good Foods Co. (a)	3,500	49,910
TreeHouse Foods Inc. (a)	4,700	232,462

		1,289,991

Paper Packaging - 0.2%
Packaging Corporation of America	824	99,333

Paper Products - 0.1%
Neenah Paper Inc.	484	43,875

Personal Products - 0.5%
elf Beauty Inc. (a)	8,400	187,404
USANA Health Sciences Inc. (a)	332	24,585

		211,989

Pharmaceuticals - 2.0%
ANI Pharmaceuticals Inc. (a)	600	38,670
Catalent Inc. (a)	4,900	201,292
Corcept Therapeutics Inc. (a)	2,500	45,150
Depomed Inc. (a)	1,000	8,050
Horizon Pharma PLC (a)	1,700	24,820
Innoviva Inc. (a)	1,600	22,704
Phibro Animal Health Corp., Class A	700	23,450
Prestige Brands Holdings Inc. (a)	5,637	250,339
Sucampo Pharmaceuticals Inc., Class A (a)	1,700	30,515
Supernus Pharmaceuticals Inc. (a)	3,900	155,415

		800,405

Property & Casualty Insurance - 1.9%
AMERISAFE Inc.	2,396	147,593
Argo Group International Holdings Ltd.	4,368	269,287
Atlas Financial Holdings Inc. (a)	600	12,330

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

RLI Corp.	1,939	117,620
The Navigators Group Inc.	4,450	216,715
Universal Insurance Holdings Inc.	416	11,378

		774,923

Publishing - 1.5%
John Wiley & Sons Inc., Class A	8,983	590,632

Railroads - 0.6%
Genesee & Wyoming Inc., Class A (a)	3,103	244,299

Regional Banks - 8.8%
1st Source Corp.	505	24,972
BankUnited Inc.	287	11,687
Banner Corp.	329	18,134
Bryn Mawr Bank Corp.	2,800	123,760
Camden National Corp.	581	24,478
Chemical Financial Corp.	764	40,851
Columbia Banking System Inc.	623	27,063
Community Bank System Inc.	2,400	129,000
Cullen/Frost Bankers Inc.	1,675	158,539
CVB Financial Corp.	7,200	169,632
Enterprise Financial Services Corp.	681	30,747
Equity Bancshares Inc., Class A (a)	469	16,607
FCB Financial Holdings Inc., Class A (a)	390	19,812
First Financial Bankshares Inc.	2,300	103,615
First Interstate BancSystem Inc., Class A	507	20,305
Fulton Financial Corp.	10,701	191,548
German American Bancorp Inc.	2,700	95,391
Great Southern Bancorp Inc.	422	21,796
Home BancShares Inc.	1,751	40,711
Hope Bancorp Inc.	766	13,979
IBERIABANK Corp.	2,869	222,347
Independent Bank Corp.	2,000	139,700
Lakeland Financial Corp.	332	16,099
LegacyTexas Financial Group Inc.	1,270	53,607
Pinnacle Financial Partners Inc.	592	39,250
Prosperity Bancshares Inc.	4,531	317,487
Renasant Corp.	7,034	287,620
Simmons First National Corp., Class A	556	31,748
South State Corp.	194	16,907
Stock Yards Bancorp Inc.	2,650	99,905
SVB Financial Group (a)	410	95,846
Texas Capital Bancshares Inc. (a)	444	39,472
UMB Financial Corp.	3,200	230,144
Umpqua Holdings Corp.	2,058	42,806
Union Bankshares Corp.	882	31,902
United Community Banks Inc.	708	19,923
Washington Trust Bancorp Inc.	2,700	143,775
Westamerica Bancorporation	2,831	168,586

	Number of Shares	Fair Value $
Western Alliance Bancorp (a)	4,380	247,996
Wintrust Financial Corp.	610	50,246

		3,577,993

Reinsurance - 0.0%*
Maiden Holdings Ltd.	1,690	11,154

Research & Consulting Services - 0.3%
Huron Consulting Group Inc. (a)	200	8,090
Resources Connection Inc.	8,283	127,972

		136,062

Residential REITs - 0.5%
Education Realty Trust Inc.	6,317	220,590

Restaurants - 1.5%
BJ’s Restaurants Inc.	600	21,840
Brinker International Inc.	610	23,692
Buffalo Wild Wings Inc. (a)	800	125,080
Cracker Barrel Old Country Store Inc.	592	94,063
Dave & Buster’s Entertainment Inc. (a)	400	22,068
El Pollo Loco Holdings Inc. (a)	4,300	42,570
Red Robin Gourmet Burgers Inc. (a)	285	16,074
Ruth’s Hospitality Group Inc.	1,788	38,710
Texas Roadhouse Inc.	2,623	138,180
The Cheesecake Factory Inc.	1,590	76,606

		598,883

Retail REITs - 0.0%*
Retail Opportunity Investments Corp.	971	19,371

Security & Alarm Services - 0.7%
The Brink’s Co.	3,828	301,264

Semiconductor Equipment - 0.7%
Advanced Energy Industries Inc. (a)	550	37,114
Amkor Technology Inc. (a)	2,300	23,115
Brooks Automation Inc.	1,043	24,876
FormFactor Inc. (a)	1,600	25,040
Ichor Holdings Ltd. (a)	600	14,760
MKS Instruments Inc.	400	37,800
Rudolph Technologies Inc. (a)	3,299	78,846
Ultra Clean Holdings Inc. (a)	1,100	25,399
Versum Materials Inc.	504	19,076

		286,026

Semiconductors - 0.8%
Cirrus Logic Inc. (a)	400	20,744

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Microsemi Corp. (a)	3,600	185,940
Semtech Corp. (a)	2,097	71,717
SMART Global Holdings Inc. (a)	900	30,330

		308,731

Specialized REITs - 0.4%
CoreSite Realty Corp.	1,003	114,242
Potlatch Corp.	831	41,467

		155,709

Specialty Chemicals - 3.4%
Ferro Corp. (a)	1,336	31,516
HB Fuller Co.	6,166	332,162
Ingevity Corp. (a)	1,498	105,564
Innospec Inc.	2,400	169,440
KMG Chemicals Inc.	746	49,296
Minerals Technologies Inc.	191	13,150
PolyOne Corp.	5,599	243,557
Quaker Chemical Corp.	1,577	237,796
Sensient Technologies Corp.	2,627	192,165

		1,374,646

Specialty Stores - 0.1%
Hibbett Sports Inc. (a)	2,500	51,000

Steel - 0.4%
Carpenter Technology Corp.	800	40,792
Commercial Metals Co.	5,121	109,180
Worthington Industries Inc.	567	24,982

		174,954

Systems Software - 1.7%
CommVault Systems Inc. (a)	4,600	241,500
Progress Software Corp.	700	29,799
Qualys Inc. (a)	5,650	335,328
Talend S.A. ADR (a)	1,800	67,464

		674,091

Technology Distributors - 0.3%
ePlus Inc. (a)	320	24,064
SYNNEX Corp.	250	33,987
Tech Data Corp. (a)	606	59,370

		117,421

	Number of Shares	Fair Value $
Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf Inc.	13,807	225,744
Pure Storage Inc., Class A (a)	4,700	74,542

		300,286

Thrifts & Mortgage Finance - 0.3%
Dime Community Bancshares Inc.	909	19,044
Essent Group Ltd. (a)	675	29,308
HomeStreet Inc. (a)	1,123	32,511
Washington Federal Inc.	623	21,338

		102,201

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	842	29,765

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies Inc.	4,093	278,733
BMC Stock Holdings Inc. (a)	1,100	27,830
GMS Inc. (a)	691	26,009

		332,572

Trucking - 0.8%
Marten Transport Ltd.	486	9,866
Old Dominion Freight Line Inc.	2,047	269,283
Saia Inc. (a)	823	58,227

		337,376

Water Utilities - 0.0%*
SJW Group	275	17,553

Total Common Stock (Cost $27,956,070)		38,225,134

Short-Term Investments - 6.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.25% (Cost $2,619,140) (c)(d)	2,619,140	2,619,140

Total Investments (Cost $30,575,210)		40,844,274

Liabilities in Excess of Other Assets, net - (0.3)%		(132,904)

NET ASSETS - 100.0%		40,711,370

Other Information:

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
CME E-mini Russell 2000 Index Futures	March 2018	9	685,725	$691,425	$5,700

During the year ended December 31, 2017, average notional value related to long futures contracts was $694,515, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2017

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2017.
*	Less than 0.05%.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$38,225,134	$—	$—	$38,225,134
Short-Term Investments	2,619,140	—	—	2,619,140

Total Investments in Securities	$40,844,274	$—	$—	$40,844,274

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$5,700	$—	$—	$5,700

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,575,438	$2,575,438	$19,137,740	$19,094,038	2,619,140	$2,619,140	$18,993

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/17		12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date							4/28/00

Net asset value, beginning of period	$14.40		$12.20	$14.39	$16.26		$13.37

Income/(loss) from investment operations:
Net investment loss	(0.02	)(a)	(0.03)	(0.04)	(0.06)		(0.03)
Net realized and unrealized gains/(losses) on investments	1.86		2.93	(0.52)	0.67		4.96

Total income/(loss) from investment operations	1.84		2.90	(0.56)	0.61		4.93

Less distributions from:
Net investment income	—		—	—	—		—
Net realized gains	1.51		0.70	1.63	2.48		2.04

Total distributions	1.51		0.70	1.63	2.48		2.04

Net asset value, end of period	$14.73		$14.40	$12.20	$14.39		$16.26

Total return(b)	12.71%		23.77%	(4.12)%	3.77%		36.89%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,711		$42,320	$38,359	$43,460		$50,248

Ratios to average net assets:
Net expenses	1.25%		1.40%	1.36%	1.33	%(c)	1.27	%(c)(d)
Gross expenses	1.25%		1.40%	1.36%	1.33%		1.28%
Net investment loss	(0.13)%		(0.22)%	(0.30)%	(0.35)%		(0.23)%
Portfolio turnover rate	32%		36%	42%	37%		39%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(d)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

14	Financial Highlights

State Street Small-Cap Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2017

Assets
Investments in securities, at fair value (cost $27,956,070)	$38,225,134
Short-term affiliated investments, at fair value	2,619,140
Cash	4
Restricted cash(1)	80,000
Receivable for investments sold	5,416
Income receivables	29,981
Income receivable from affiliated investments	2,545
Other assets	736

Total assets	40,962,956

Liabilities
Payable for investments purchased	160,451
Payable for fund shares redeemed	4,944
Payable for variation margin on open futures contracts	6,002
Payable to the Adviser (Note 4)	32,773
Payable to the Custodian (Note 4)	7,623
Accrued other expenses	39,793

Total liabilities	251,586

Net Assets	$40,711,370

Net Assets Consist of:
Capital paid in	$30,360,522
Accumulated net realized gain	76,084
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	10,269,064
Futures	5,700

Net Assets	$40,711,370

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,763,013
Net asset value per share	$14.73
(1) Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	15

State Street Small-Cap Equity V.I.S. Fund

Statement of Operations — For the year ended December 31, 2017

Investment Income
Income
Dividend	$438,447

Income from affiliated investments	18,993
Less: Foreign taxes withheld	(1,237)

Total income	456,203

Expenses
Advisory and administration fees (Note 4)	388,539
Directors’ fees (Note 6)	2,971
Custody and accounting expenses — net (Note 4)	61,493
Professional fees	33,708
Other expenses	21,644

Total Expenses	508,355

Net investment loss	$(52,152)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$3,489,601
Futures	26,987
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,410,656
Futures	23,833

Net realized and unrealized gain (loss) on investments	4,951,077

Net Increase in Net Assets Resulting from Operations	$4,898,925

The accompanying Notes are an integral part of these financial statements.

16	Statement of Operations

State Street Small-Cap Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment loss	$(52,152)	$(82,782)
Net realized gain (loss) on investments and futures	3,516,588	2,449,395
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,434,489	5,649,152

Net increase (decrease) from operations	4,898,925	8,015,765

Distributions to shareholders from:
Net realized gains	(3,784,875)	(1,956,940)

Total distributions	(3,784,875)	(1,956,940)

Increase (decrease) in assets from operations and distributions	1,114,050	6,058,825

Share transactions:
Proceeds from sale of shares	1,538,799	3,283,066
Value of distributions reinvested	3,784,875	1,956,940
Cost of shares redeemed	(8,046,695)	(7,337,373)

Net increase (decrease) from share transactions	(2,723,021)	(2,097,367)

Total increase (decrease) in net assets	(1,608,971)	3,961,458

Net Assets
Beginning of year	42,320,341	38,358,883

End of year	$40,711,370	$42,320,341

Changes in Fund Shares
Shares sold	103,389	229,534
Issued for distributions reinvested	255,908	135,616
Shares redeemed	(535,089)	(570,268)

Net decrease in fund shares	(175,792)	(205,118)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	17

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2017

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security	Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended December 31, 2017.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.‘s (“SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the year ended December 31, 2017 the Fund entered into futures contracts for equitization of cash.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Small-Cap Equity V.I.S. Fund
Futures Contracts(a)	$—	$—	$—	$5,700	$—	$5,700

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$26,987	$—	$26,987

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$23,833	$—	$23,833

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2017 are disclosed in the Schedule of Investments.

5.	Sub-advisors

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc. and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended December 31, 2017 were as follows:

Purchases	Sales

$12,248,099	$18,404,369

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, futures contracts, REITs, return of capital distributions received, non-taxable dividends, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$378,098	$3,406,777	$3,784,875

Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$—	$1,956,940	$1,956,940

At December 31, 2017 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards*	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses**	Total

$413	$—	$509,742	$9,840,693	$—	$10,350,848

*	A portion of the Fund’s Capital Loss Carryover may be subject to limitations.
**	The Fund has elected to defer certain qualified late-year losses in the next taxable year.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

State Street Small-Cap Equity V.I.S. Fund	$31,009,281	$10,856,702	$1,016,009	$9,840,693

9.	Line of Credit

The Fund and other affiliated Funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017 the Fund and other affiliated Funds participated in a $360 million revolving credit facility.

The Fund had no outstanding loans as of December 31, 2017.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of State Street Variable Insurance Series Funds, Inc. and

Shareholders of State Street Small-Cap Equity V.I.S. Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Small-Cap Equity V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Small-Cap Equity V.I.S. Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 16, 2018

Report of Independent Registered Public Accounting Firm	23

State Street Small-Cap Equity V.I.S. Fund

Tax Information — December 31, 2017 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2017.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gains

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2017 in the amount of $3,406,777.

24	Tax Information

State Street Small-Cap Equity V.I.S. Fund

Additional Information (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS
Jeanne M. La Porta SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	Director and President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – present); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).	18	Trustee and President of State Street Institutional Funds (2014 – present); Trustee of Elfun Funds (2014 – present).

Arthur A. Jensen SSGA FM 1600 Summer St. Stamford, CT 06905 Age 51	Treasurer	Term: Until successor is elected and qualified Served: Since June 2011	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GEAM (April 2011 – July 2016).	N/A	N/A

Advisory Agreement	25

State Street Small-Cap Equity V.I.S. Fund

Additional Information, continued (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Robert Herlihy SSGA FM 1600 Summer St. Stamford, CT 06905 Age 50	Chief Compliance Officer	Term: Until successor is elected and qualified Served: Since July 2005	Managing Director at State Street Global Advisors (July 2016 – present); Deputy Chief Compliance Officer of Elfun Funds (July 2016 – present); Chief Compliance Officer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (July 2005 – present); Chief Compliance Officer of GEAM and Elfun Funds (July 2005 – July 2016).	N/A	N/A

Brian Harris SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 44	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 – 2013).	N/A	N/A

Bruce S. Rosenberg SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 56	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Ann M. Carpenter SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 51	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*	N/A	N/A

Chad C. Hallett SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 48	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

26	Additional Information

State Street Small-Cap Equity V.I.S. Fund

Additional Information, continued (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Darlene Anderson-Vasquez SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 49	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 38	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 Age 41	Secretary	Term: Until successor is elected and qualified Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

Additional Information	27

State Street Small-Cap Equity V.I.S. Fund

Additional Information, continued (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
John R. Costantino c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Chairman of the Board	Term: Until successor is elected and qualified Served: Since 1997	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	12	Trustee of State Street Institutional Funds (1997 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

R. Sheldon Johnson c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Director	Term: Until successor is elected and qualified Served: Since April 2011	Retired (2006 – present); Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. (2002 – 2006); and Managing Director at Morgan Stanley & Co., Inc. (1988 – 2006).	12	Trustee of State Street Institutional Funds (April 2011 – present) and Trustee of St. Lawrence University (2003 – present).

Donna M. Rapaccioli c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 55	Director	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	12	Trustee of State Street Institutional Funds (January 2012 – present) and Trustee of Emmanuel College (2010 – present).

28	Additional Information

State Street Small-Cap Equity V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

Investment Team	29

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Annual Report

December 31, 2017

State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S Fund

Annual Report

December 31, 2017

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street U.S. Equity V.I.S. Fund

Notes to Performance — December 31, 2017 (Unaudited)

The information provided on the performance pages relates to the State Street U.S. Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The peer universe of the underlying annuity funds used for the peer group average annual total return calculation is based on a blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. The Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to that of the Fund.

©2018 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee of future results.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street U.S. Equity V.I.S. Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Q.	How did the State Street U.S. Equity V.I.S. Fund (the “Fund”) perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2017?

A.	For the twelve-month period ended December 31, 2017, the Fund returned 19.91%. The S&P 500® Index (S&P 500 Index), the Fund’s benchmark, returned 21.83% and the Fund’s Morningstar peer group of 278 U.S. Insurance Large Blend Funds returned an average of 21.11% over the same period.

Q.	What market factors affected the Fund’s performance?

A.	A variety of factors drove the strong equity market return. Economic growth strengthened, earnings growth accelerated (S&P 500 operating earnings grew about 12% for the year), and dividend growth picked up. The recovery in energy prices resulted in an increase in U.S. drilling activity. The new political administration rolled back regulation and supported certain initiatives which the market viewed as supportive of business, culminating in a cut in the corporate tax rate at year-end. It was the most favorable environment for equities since the end of the recession of 2008-09. It’s also notable that every month of 2017 had a positive return for the S&P 500 — a very rare occurrence in stock market history.

Q.	What were the primary drivers of Fund performance?

A.	While the Fund put up double-digit returns, it failed to capture all of the upside of the broad market, due primarily to a handful of individual stock selections. On the positive side, the Fund’s holdings in industrials outperformed those of the S&P 500 Index (driven by strength in equipment rental company United Rentals +62.8% in the Fund). Within the S&P 500 benchmark, Technology was a top performing sector, advancing 38.8%. Tech bellwethers such as Apple (+48.5%), Google (+35.6%), Facebook (+53.4%), and Microsoft (+40.7%) helped drive the S&P 500 Tech sector return. Amazon, which is in the Consumer Discretionary sector was also a strong performer (+56.0%). The Fund owned all of these tech bellwethers to varying degrees, and at year-end the Fund maintained a sector overweight in Technology relative to the S&P 500 Index. Underweights in the lagging Real Estate and Telecommunications sectors also bolstered results relative to the S&P 500 Index.

The primary detractors from performance included holdings in the Energy, Consumer Discretionary and Health Care sectors. Energy was the best performing S&P 500 sector in 2016 with a 27.3% return, but lagged significantly last year. While the Fund reduced its Energy exposure over the course of the year, Noble, Antero, Schlumberger and Pioneer underperformed within the Fund, with pullbacks ranging from -22.4% to -4.0% within the Fund. Within Consumer Discretionary, Newell Brands (-29.4% in the Fund) suffered as hurricane-related input shortages and a tough back-to-school season pressured the stock. The Fund maintained an overweight in the Health Care sector. Unfortunately, the Fund’s holdings in pharma/biotech lagged the market, including Allergan and Alexion (-21.1% and -2.3% within the Fund, respectively).

Q.	Were there any significant changes in the Fund during the period?

A.	The investment philosophy did not change in any material way during the period. During the year, the Fund’s portfolio was rebalanced to ensure continued alignment with its principal investment strategies, which resulted in higher portfolio turnover.

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,086.40	$1,020.82
Expenses paid during the period*	$4.58	$4.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%** (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended 12/31/17

	One Year	Five Year	Ten Year
Number of funds in peer group	278	255	234
Peer group average annual total return	21.11%	14.84%	7.66%
Morningstar Category in peer group: U.S. Insurance Large Blend

Top Ten Largest Holdings

as of December 31, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	3.70%
Microsoft Corp.	3.44%
JPMorgan Chase & Co.	3.33%
Visa Inc., Class A	2.92%
Pfizer Inc.	2.69%
PepsiCo Inc.	2.58%
Facebook Inc., Class A	2.41%
Alphabet Inc., Class A	2.26%
Amazon.com Inc.	2.19%
The Goldman Sachs Group Inc.	1.93%

Sector Allocation as of December 31, 2017

Portfolio composition as a % of Investments of $28,332 (in thousands) on December 31, 2017 (a)(b)

Average Annual Total Return for the periods ended December 31, 2017

Class I Shares (Inception date 1/3/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street U.S. Equity V.I.S. Fund	19.91%	14.10%	7.27%	$20,179
S&P 500® Index	21.83%	15.79%	8.50%	$22,603

4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund

Schedule of Investments — December 31, 2017

	Number of Shares	Fair Value $

Common Stock - 96.4%†
Aerospace & Defense - 1.4%
General Dynamics Corp.	757	154,012
Hexcel Corp.	1,157	71,560
Raytheon Co.	884	166,059

		391,631

Air Freight & Logistics - 0.5%
FedEx Corp.	214	53,402
United Parcel Service Inc., Class B	728	86,741

		140,143

Airlines - 0.4%
Alaska Air Group Inc.	1,387	101,958

Aluminum - 0.1%
Alcoa Corp. (a)	426	22,949

Application Software - 1.9%
Adobe Systems Inc. (a)	427	74,827
Intuit Inc.	627	98,928
salesforce.com Inc. (a)	3,576	365,575

		539,330

Asset Management & Custody Banks - 0.7%
Ameriprise Financial Inc.	569	96,428
BlackRock Inc.	215	110,448

		206,876

Auto Parts & Equipment - 0.2%
Aptiv PLC	692	58,702

Automobile Manufacturers - 0.2%
General Motors Co.	1,322	54,189

Automotive Retail - 1.1%
AutoZone Inc. (a)	449	319,405

Biotechnology - 4.9%
Alexion Pharmaceuticals Inc. (a)	3,352	400,866
Amgen Inc.	2,348	408,317
Biogen Inc. (a)	1,350	430,069
Vertex Pharmaceuticals Inc. (a)	994	148,961

		1,388,213

Building Products - 0.4%
Allegion PLC	1,251	99,530

Cable & Satellite - 2.1%
Charter Communications Inc., Class A (a)	934	313,786
Comcast Corp., Class A	5,557	222,558

	Number of Shares	Fair Value $
Liberty Global PLC, Class C (a)	2,126	71,944

		608,288

Communications Equipment - 0.6%
Cisco Systems Inc.	4,205	161,051

Consumer Finance - 0.6%
American Express Co.	1,014	100,700
Discover Financial Services	801	61,613

		162,313

Data Processing & Outsourced Services - 3.2%
PayPal Holdings Inc. (a)	1,068	78,626
Visa Inc., Class A	7,252	826,873

		905,499

Diversified Banks - 4.9%
Bank of America Corp.	11,478	338,830
JPMorgan Chase & Co.	8,836	944,922
U.S. Bancorp	1,670	89,479

		1,373,231

Diversified Chemicals - 0.5%
DowDuPont Inc.	2,123	151,200

Electric Utilities - 1.5%
American Electric Power Company Inc.	943	69,376
Duke Energy Corp.	521	43,821
Edison International	530	33,517
Exelon Corp.	2,348	92,535
NextEra Energy Inc.	926	144,632
PG&E Corp.	785	35,192

		419,073

Electrical Components & Equipment - 0.4%
Acuity Brands Inc.	371	65,296
Rockwell Automation Inc.	313	61,458

		126,754

Environmental & Facilities Services - 0.4%
Republic Services Inc.	1,816	122,780

Fertilizers & Agricultural Chemicals - 0.1%
Monsanto Co.	342	39,939

Financial Exchanges & Data - 1.8%
CME Group Inc.	2,311	337,522
S&P Global Inc.	945	160,083

		497,605

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Footwear - 1.0%
NIKE Inc., Class B	4,658	291,358

Gold - 0.0%*
B2Gold Corp. (a)	3,594	11,141

Healthcare Equipment - 2.0%
Abbott Laboratories	2,573	146,841
Boston Scientific Corp. (a)	7,330	181,711
Medtronic PLC	3,047	246,045

		574,597

Healthcare Supplies - 0.5%
The Cooper Companies Inc.	630	137,264

Home Entertainment Software - 0.4%
Activision Blizzard Inc.	947	59,964
Electronic Arts Inc. (a)	448	47,067

		107,031

Home Improvement Retail - 1.0%
Lowe’s Companies Inc.	229	21,283
The Home Depot Inc.	1,318	249,801

		271,084

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	676	91,753

Housewares & Specialties - 0.9%
Newell Brands Inc.	8,274	255,667

Hypermarkets & Super Centers - 0.4%
Wal-Mart Stores Inc.	1,204	118,895

Independent Power Producers & Energy Traders - 0.0%*
Calpine Corp. (a)	852	12,891

Industrial Conglomerates - 1.1%
Honeywell International Inc.	1,191	182,652
Roper Technologies Inc.	511	132,349

		315,001

Industrial Machinery - 2.3%
Ingersoll-Rand PLC	3,748	334,284
Xylem Inc.	4,501	306,968

		641,252

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	898	73,088

	Number of Shares	Fair Value $
Integrated Oil & Gas - 2.7%
Chevron Corp.	3,860	483,234
Exxon Mobil Corp.	3,260	272,666

		755,900

Integrated Telecommunication Services - 0.5%
Verizon Communications Inc.	2,540	134,442

Internet & Direct Marketing Retail - 3.0%
Amazon.com Inc. (a)	530	619,819
Netflix Inc. (a)	210	40,312
The Priceline Group Inc. (a)	107	185,938

		846,069

Internet Software & Services - 6.0%
Alphabet Inc., Class A (a)	607	639,414
Alphabet Inc., Class C (a)(b)	358	374,611
Facebook Inc., Class A (a)	3,869	682,724

		1,696,749

Investment Banking & Brokerage - 3.4%
The Charles Schwab Corp.	8,132	417,741
The Goldman Sachs Group Inc.	2,152	548,243

		965,984

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	536	82,056
International Business Machines Corp.	737	113,071

		195,127

Life & Health Insurance - 0.4%
Prudential Financial Inc.	864	99,343

Life Sciences Tools & Services - 1.5%
Illumina Inc. (a)	616	134,590
IQVIA Holdings Inc. (a)	1,682	164,668
Thermo Fisher Scientific Inc.	675	128,169

		427,427

Managed Healthcare - 1.4%
Humana Inc.	508	126,019
UnitedHealth Group Inc.	1,271	280,205

		406,224

Metal & Glass Containers - 0.2%
Ball Corp.	1,417	53,633

Movies & Entertainment - 1.9%
The Walt Disney Co.	3,744	402,517
Time Warner Inc.	1,376	125,863

		528,380

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Multi-Line Insurance - 0.2%
The Hartford Financial Services Group Inc.	1,159	65,229

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	1,524	302,087

Multi-Utilities - 0.9%
Dominion Energy Inc.	652	52,851
Sempra Energy	1,846	197,374

		250,225

Oil & Gas Equipment & Services - 1.1%
Schlumberger Ltd.	4,834	325,763

Oil & Gas Exploration & Production - 1.9%
Concho Resources Inc. (a)	474	71,204
ConocoPhillips	1,486	81,567
Diamondback Energy Inc. (a)	992	125,240
EOG Resources Inc.	923	99,601
Pioneer Natural Resources Co.	1,005	173,714

		551,326

Oil & Gas Refining & Marketing - 0.3%
Valero Energy Corp.	894	82,168

Packaged Foods & Meats - 1.4%
Mondelez International Inc., Class A	5,754	246,271
The Kraft Heinz Co.	1,842	143,234

		389,505

Paper Packaging - 0.3%
Packaging Corporation of America	600	72,330

Pharmaceuticals - 4.3%
Allergan PLC	2,812	459,987
Pfizer Inc.	21,028	761,634

		1,221,621

Property & Casualty Insurance - 0.7%
Chubb Ltd.	731	106,821
The Allstate Corp.	902	94,448

		201,269

Railroads - 0.4%
Union Pacific Corp.	901	120,824

Regional Banks - 1.6%
First Republic Bank	4,674	404,955

	Number of Shares	Fair Value $
The PNC Financial Services Group Inc.	329	47,472

		452,427

Restaurants - 0.9%
McDonald’s Corp.	842	144,925
Starbucks Corp.	2,115	121,464

		266,389

Semiconductor Equipment - 2.0%
Applied Materials Inc.	9,681	494,893
Lam Research Corp.	348	64,056

		558,949

Semiconductors - 2.4%
Broadcom Ltd.	1,943	499,157
Intel Corp.	2,231	102,983
QUALCOMM Inc.	1,301	83,290

		685,430

Soft Drinks - 2.6%
PepsiCo Inc.	6,085	729,713

Specialized REITs - 2.8%
American Tower Corp. (b)	3,071	438,140
Equinix Inc.	615	278,730
Extra Space Storage Inc.	821	71,796

		788,666

Specialty Chemicals - 0.8%
Albemarle Corp.	885	113,183
GCP Applied Technologies Inc. (a)	1,168	37,259
The Sherwin-Williams Co.	205	84,058

		234,500

Specialty Stores - 0.2%
Signet Jewelers Ltd.	411	23,242
Ulta Salon Cosmetics & Fragrance Inc. (a)	177	39,588

		62,830

Steel - 0.1%
ArcelorMittal (a)	1,222	39,483

Systems Software - 4.3%
Microsoft Corp.	11,401	975,242
Oracle Corp.	3,534	167,087
Proofpoint Inc. (a)	765	67,940

		1,210,269

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Number of Shares	Fair Value $

Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	6,201	1,049,395
Hewlett Packard Enterprise Co.	1,448	20,794

		1,070,189

Tobacco - 1.1%
Philip Morris International Inc.	2,907	307,125

Trading Companies & Distributors - 1.2%
United Rentals Inc. (a)	2,057	353,619

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	866	55,000

Total Common Stock (Cost $21,593,184)		27,297,895

	Number of Shares	Fair Value $
Short-Term Investments - 3.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.25% (Cost $1,034,501) (c)(d)	1,034,501	1,034,501

Total Investments (Cost $22,627,685)		28,332,396

Liabilities in Excess of Other Assets, net - (0.1)%		(24,480)

NET ASSETS - 100.0%		28,307,916

Other Information:

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation

S&P 500 Emini Index Futures	March 2018	5	$668,529	$669,000	$471

During the year ended December 31, 2017, average notional value related to long futures contracts and short futures contracts was $216,103 and $67,712, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	9

State Street U.S. Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2017

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2017.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

The following tables present the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities†
Common Stock	$27,297,895	$—	$—	$27,297,895
Short-Term Investments	1,034,501	—	—	1,034,501

Total Investments in Securities	$28,332,396	$—	$—	$28,332,396

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$471	$—	$—	$471

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	938,819	$938,819	$6,904,243	$6,808,561	1,034,501	$1,034,501	$5,796

10	Notes to Schedule of Investments

State Street U.S. Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date						1/3/95

Net asset value, beginning of period	$42.02	$42.25	$48.44	$46.63		$35.14

Income/(loss) from investment operations:
Net investment income	0.35 (a)	0.55	0.53	0.50		0.42
Net realized and unrealized gains/(losses) on investments	8.03	3.41	(1.56)	5.48		11.49

Total income/(loss) from investment operations	8.38	3.96	(1.03)	5.98		11.91

Less distributions from:
Net investment income	0.38	0.54	0.53	0.46		0.42
Net realized gains	5.82	3.65	4.63	3.71		—

Total distributions	6.20	4.19	5.16	4.17		0.42

Net asset value, end of period	$44.20	$42.02	$42.25	$48.44		$46.63

Total return(b)	19.91%	9.31%	(2.30)%	12.77%		33.91%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28,308	$27,336	$31,405	$35,178		$34,234

Ratios to average net assets:
Net expenses	0.85%	0.83%	0.76%	0.77	%(c)	0.80	%(c)
Gross expenses	0.85%	0.83%	0.76%	0.77%		0.80%
Net investment income	0.75%	1.16%	1.04%	0.99%		0.95%
Portfolio turnover rate	80%	37%	37%	43%		40%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	11

State Street U.S. Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2017

Assets
Investments in securities, at fair value (cost $21,593,184)	$27,297,895
Short-term affiliated investments, at fair value	1,034,501
Cash	1,935
Income receivables	33,902
Income receivable from affiliated investments	789
Other assets	521

Total assets	28,369,543

Liabilities
Payable for fund shares redeemed	5,954
Payable for variation margin on open futures contracts	2,425
Payable to the Adviser (Note 4)	13,180
Payable to the Custodian (Note 4)	5,426
Accrued other expenses	34,642

Total liabilities	61,627

Net Assets	$28,307,916

Net Assets Consist of:
Capital paid in	$22,393,773
Accumulated net realized gain	208,961
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	5,704,711
Futures	471

Net Assets	$28,307,916

Shares outstanding ($0.01 par value; unlimited shares authorized)	640,430
Net asset value per share	$44.20

The accompanying Notes are an integral part of these financial statements.

12	Statement of Assets and Liabilities

State Street U.S. Equity V.I.S. Fund

Statement of Operations — For the year ended December 31, 2017

Investment Income
Income
Dividend	$450,373
Income from affiliated investments	5,796
Less: Foreign taxes withheld	(18)

Total income	456,151

Expenses
Advisory and administration fees (Note 4)	157,747
Directors’ fees (Note 5)	1,945
Custody and accounting expenses — net (Note 5)	32,429
Professional fees	29,096
Other expenses	22,463

Total Expenses	243,680

Net investment income	$212,471

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$3,472,811
Futures	22,253
Foreign currency transactions	2
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,428,904
Futures	3,680

Net realized and unrealized gain (loss) on investments	4,927,650

Net Increase in Net Assets Resulting from Operations	$5,140,121

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	13

State Street U.S. Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

Operations:
Net investment income	$212,471	$325,303
Net realized gain (loss) on investments and futures transactions	3,495,066	1,816,355
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,432,584	210,333

Net increase (decrease) from operations	5,140,121	2,351,991

Distributions to shareholders from:
Net investment income	(212,881)	(320,358)
Net realized gains	(3,271,930)	(2,161,189)

Total distributions	(3,484,811)	(2,481,547)

Increase (decrease) in assets from operations and distributions	1,655,310	(129,556)

Share transactions:
Proceeds from sale of shares	272,095	100,913
Value of distributions reinvested	3,484,811	2,481,547
Cost of shares redeemed	(4,440,611)	(6,521,940)

Net increase (decrease) from share transactions	(683,705)	(3,939,480)

Total increase (decrease) in net assets	971,605	(4,069,036)

Net Assets
Beginning of year	27,336,311	31,405,347

End of year	$28,307,916	$27,336,311

Undistributed (distributions in excess of) net investment income, end of year	$—	$2,483

Changes in Fund Shares
Shares sold	5,950	2,392
Issued for distributions reinvested	78,699	58,707
Shares redeemed	(94,827)	(153,785)

Net decrease in fund shares	(10,178)	(92,686)

The accompanying Notes are an integral part of these financial statements.

14	Statements of Changes in Net Assets

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2017

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended December 31, 2017.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017 recorded in accordance with SSGA Funds Management, Inc.‘s (“SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the year ended December 31, 2017 the Fund entered into futures contracts for equitization of cash.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet U.S. Equity V.I.S. Fund
Futures Contracts(a)	$—	$—	$—	$471	$—	$471

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$22,253	$—	$22,253

Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$3,680	$—	$3,680

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2017 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s Directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Funds. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended, December 31, 2017 were as follows:

Purchases	Sales

$22,082,015	$26,043,770

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax

18	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017 differences are primarily due to differing treatments for character of distributions, foreign currency gains and losses, futures contracts, post-october loss deferrals, return of capital distributions received, non-taxable dividends, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$906,431	$2,578,380	$3,484,811

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$320,358	$2,161,189	$2,481,547

At December 31, 2017 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards*	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses**	Total

$—	$—	$356,086	$5,579,720	$(21,663)	$5,914,143

*	A portion of the Fund’s Capital Loss Carryover may be subject to limitations.
**	The Fund has elected to defer certain qualified late-year losses in the next taxable year.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$22,753,147	$6,051,867	$472,147	$5,579,720

8.	Line of Credit

The Fund and other affiliated Funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017 the Fund and other affiliated Funds participated in a $360 million revolving credit facility.

The Fund had no outstanding loans as of December 31, 2017.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Notes to Financial Statements	19

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

20	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of State Street Variable Insurance Series Funds, Inc. and

Shareholders of State Street U.S. Equity V.I.S. Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street U.S. Equity V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street U.S. Equity V.I.S. Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 16, 2018

Report of Independent Registered Public Accounting Firm	21

State Street U.S. Equity V.I.S. Fund

Tax Information — December 31, 2017 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2017.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gains Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2017 in the amount of $2,578,380.

22	Tax Information

State Street U.S. Equity V.I.S. Fund

Additional Information — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS
Jeanne M. La Porta SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	Director and President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – present); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).	18	Trustee and President of State Street Institutional Funds (2014 – present); Trustee of Elfun Funds (2014 – present).

Arthur A. Jensen SSGA FM 1600 Summer St. Stamford, CT 06905 Age 51	Treasurer	Term: Until successor is elected and qualified Served: Since June 2011	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GEAM (April 2011 – July 2016).	N/A	N/A

Additional Information	23

State Street U.S. Equity V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Robert Herlihy SSGA FM 1600 Summer St. Stamford, CT 06905 Age 50	Chief Compliance Officer	Term: Until successor is elected and qualified Served: Since July 2005	Managing Director at State Street Global Advisors (July 2016 – present); Deputy Chief Compliance Officer of Elfun Funds (July 2016 – present); Chief Compliance Officer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (July 2005 – present); Chief Compliance Officer of GEAM and Elfun Funds (July 2005 – July 2016).	N/A	N/A

Brian Harris SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 44	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 – 2013).	N/A	N/A

Bruce S. Rosenberg SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 56	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Ann M. Carpenter SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 51	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*	N/A	N/A

Chad C. Hallett SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 48	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

24	Additional Information

State Street U.S. Equity V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Darlene Anderson-Vasquez SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 49	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 38	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 Age 41	Secretary	Term: Until successor is elected and qualified Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
John R. Costantino c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Chairman of the Board	Term: Until successor is elected and qualified Served: Since 1997	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	12	Trustee of State Street Institutional Funds (1997 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Additional Information	25

State Street U.S. Equity V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS (continued)
R. Sheldon Johnson c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Director	Term: Until successor is elected and qualified Served: Since April 2011	Retired (2006 – present); Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. (2002 – 2006); and Managing Director at Morgan Stanley & Co., Inc. (1988 – 2006).	12	Trustee of State Street Institutional Funds (April 2011 – present) and Trustee of St. Lawrence University (2003 – present).

Donna M. Rapaccioli c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 55	Director	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	12	Trustee of State Street Institutional Funds (January 2012 – present) and Trustee of Emmanuel College (2010 – present).

26	Additional Information

State Street U.S. Equity V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

Investment Team	27

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Annual Report

December 31, 2017

State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Annual Report

December 31, 2017

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Premier Growth Equity V.I.S. Fund

Notes to Performance — December 31, 2017 (Unaudited)

The information provided on the performance pages relates to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index (which measures the entire U.S. equity large-cap segment) with higher price-to-book ratios and higher forecasted growth values. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The peer universe of the underlying annuity funds used for the peer group average annual total return calculation is based on a blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. The Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to that of the Fund.

©2018 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee of future results.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Premier Growth Equity V.I.S. Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Q.	How did the State Street Premier Growth Equity V.I.S. Fund (the “Fund”) perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2017?

A.	For the twelve-month period ended December 31, 2017, the Fund returned 28.34%. The Fund’s broad based benchmarks, the S&P 500® Index (S&P 500 Index) and the Russell 1000 Growth Index returned 21.83% and 30.21%, respectively. The Fund’s Morningstar peer group of 319 U.S. Insurance Large Growth Funds returned an average of 29.75% over the same period.

Q.	What market factors affected the Fund’s performance?

A.	A variety of factors drove the strong equity market return. Economic growth strengthened, earnings growth accelerated (S&P 500 operating earnings grew about 12% for the year), and dividend growth picked up. The recovery in energy prices resulted in an increase in U.S. drilling activity. The new political administration rolled back regulation and undertook initiatives which the market viewed as supportive of business, culminating in a cut in the corporate tax rate at year-end. It was the most favorable environment for equities since the end of the recession of 2008-09. It’s also notable that every month of 2017 had a positive return for the S&P 500 – a very rare occurrence in stock market history.

Q.	What were the primary drivers of Fund performance?

A.	The Fund had strong absolute returns, outperforming the broad market, as measured by the S&P 500 Index yet modestly lagging the Russell 1000 Growth Index. Within the benchmarks, Technology was a top performing sector, returning 41.5% within the Russell 1000 Growth Index and 38.8% within the S&P 500 Index, with Tech bellwethers such as Apple (+48.5%), Google (+35.6%), Facebook (+53.4%), and Microsoft (+40.7%) helped driving the sector return. Amazon, which is in the Consumer Discretionary sector was also a strong performer (+56.0%). The Fund owned all of these tech bellwethers to varying degrees. At year-end the technology sector was about 38% of the Russell 1000 Growth Index, 24% of the S&P 500 Index and 37% of the Fund.

The energy sector lagged with declines in both the S&P 500 Index and Russell 1000 Growth Index. Despite a modest 2% allocation to the sector, the Fund’s sole holding in Schlumberger (-17.4%) detracted from returns. The Fund maintained an overweight to both the Russell 1000 Growth and the S&P 500 Healthcare sectors and remained overweight at year-end. Unfortunately, the Fund’s holdings in pharma/biotech lagged the market, including Allergan and Alexion (-21.1% and -2.3% within the Fund, respectively).

Q.	Were there any significant changes to the Fund during the period?

A.	We added a co-portfolio manager to the team this year. William Sandow, a senior research analyst on the U.S. Growth portfolio management team since 2012, joined Dave Carlson as a Co-Portfolio Manager on the U.S. Premier Growth Equity strategy effective September 1, 2017. Dave remains lead portfolio manager for the Fund.

Turnover remained relatively low in keeping with the Fund’s long-term investment horizon, but did result in some changes in positioning — for example, the Fund modestly reduced its exposure to consumer discretionary. The Fund’s underweight in consumer staples (vs. both the S&P 500 and the Russell 1000 Growth Index) was reduced somewhat over the last year due to outperformance in our sole holding within the sector, a beverage company. Information technology and health care remained the largest market weightings within the Fund at year end. Financials remained another key overweight against the Russell 1000 Growth Index benchmark.

2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2017 – December 31, 2017

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,101.60	$1,020.92
Expenses paid during the period*	$4.50	$4.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended 12/31/17

	One Year	Five Year	Ten Year
Number of funds in peer group	319	310	285
Peer group average annual total return	29.75%	16.26%	8.71%
Morningstar Category in peer group: U.S. Insurance Large Growth

Top Ten Largest Holdings

as of December 31, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	6.10%
Alphabet Inc., Class C	5.24%
Visa Inc., Class A	4.99%
The Charles Schwab Corp.	4.50%
Facebook Inc., Class A	4.42%
United Rentals Inc.	4.23%
Amazon.com Inc.	4.16%
CME Group Inc.	3.88%
PepsiCo Inc.	3.60%
Microsoft Corp.	3.60%

Sector Allocation as of December 31, 2017

Portfolio composition as a % of Fair Value of $36,399 December 31, 2017 (a)(b)

Average Annual Total Return for the periods ended December 31, 2017

Class 1 Shares (Inception date: 12/12/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Premier Growth Equity V.I.S. Fund	28.34%	15.88%	9.55%	$24,894
S&P 500® Index	21.83%	15.79%	8.50%	$22,603
Russell 1000® Growth Index	30.21%	17.33%	10.00%	$25,930

4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments — December 31, 2017

	Number of Shares	Fair Value $

Common Stock - 97.0%†
Application Software - 4.5%
Intuit Inc.	2,788	439,890
salesforce.com Inc. (a)	11,747	1,200,896

		1,640,786

Biotechnology - 9.1%
Alexion Pharmaceuticals Inc. (a)	8,661	1,035,769
Amgen Inc.	5,575	969,492
Biogen Inc. (a)	1,856	591,266
Vertex Pharmaceuticals Inc. (a)	4,759	713,184

		3,309,711

Cable & Satellite - 7.8%
Charter Communications Inc., Class A (a)	2,886	969,580
Comcast Corp., Class A	14,733	590,057
Liberty Global PLC, Class C (a)	32,454	1,098,243
Sirius XM Holdings Inc.	31,858	170,759

		2,828,639

Data Processing & Outsourced Services - 6.0%
PayPal Holdings Inc. (a)(b)	4,878	359,118
Visa Inc., Class A	15,928	1,816,111

		2,175,229

Financial Exchanges & Data - 6.6%
CME Group Inc.	9,657	1,410,405
S&P Global Inc.	5,973	1,011,826

		2,422,231

Healthcare Equipment - 4.5%
Boston Scientific Corp. (a)	31,658	784,802
Medtronic PLC	10,752	868,224

		1,653,026

Healthcare Supplies - 1.4%
The Cooper Companies Inc.	2,350	512,018

Internet & Direct Marketing Retail - 4.2%
Amazon.com Inc. (a)	1,294	1,513,294

Internet Software & Services - 12.3%
Alibaba Group Holding Ltd. ADR (a)	3,186	549,362
Alphabet Inc., Class A (a)	378	398,185
Alphabet Inc., Class C (a)	1,823	1,907,587
Facebook Inc., Class A (a)	9,115	1,608,433

		4,463,567

	Number of Shares	Fair Value $
Investment Banking & Brokerage - 4.5%
The Charles Schwab Corp.	31,856	1,636,443

Movies & Entertainment - 2.2%
The Walt Disney Co.	7,438	799,659

Oil & Gas Equipment & Services - 1.7%
Schlumberger Ltd.	9,159	617,225

Pharmaceuticals - 2.8%
Allergan PLC	6,331	1,035,625

Regional Banks - 1.7%
First Republic Bank	7,068	612,372

Restaurants - 0.9%
Starbucks Corp.	5,475	314,429

Semiconductor Equipment - 2.5%
Applied Materials Inc. (b)	17,920	916,070

Semiconductors - 2.5%
Broadcom Ltd.	3,584	920,730

Soft Drinks - 3.6%
PepsiCo Inc.	10,938	1,311,685

Specialized REITs - 3.3%
American Tower Corp.	8,362	1,193,007

Specialty Chemicals - 1.0%
Albemarle Corp.	2,787	356,429

Systems Software - 3.6%
Microsoft Corp.	15,331	1,311,414

Technology Hardware, Storage & Peripherals - 6.1%
Apple Inc.	13,125	2,221,144

Trading Companies & Distributors - 4.2%
United Rentals Inc. (a)	8,960	1,540,314

Total Common Stock (Cost $21,911,969)		35,305,047

Short-Term Investments - 3.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.25% (Cost $1,093,520) (c)(d)	1,093,520	1,093,520

Total Investments (Cost $23,005,489)		36,398,567

Other Assets and Liabilities, net - 0.0%		5,380

NET ASSETS - 100.0%		36,403,947

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

Other Information:

The Fund had the following short futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	March 2018	1	$(133,629)	$(133,800)	$(171)

During the year ended December 31, 2017, the Fund had average notional values of $207,503 and $191,917 on long and short futures contracts, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	7

State Street Premier Growth Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2017

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2017.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$35,305,047	$—	$—	$35,305,047
Short-Term Investments	1,093,520	—	—	1,093,520

Total Investments in Securities	$36,398,567	$—	$—	$36,398,567

Other Financial Instruments
Short Futures Contracts — Unrealized Depreciation	$(171)	$—	$—	$(171)

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	535,474	$535,474	$10,335,208	$9,777,162	1,093,520	$1,093,520	$8,665

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date						12/12/97

Net asset value, beginning of period	$86.08	$94.07	$106.58	$107.84		$85.99

Income/(loss) from investment operations:
Net investment income	0.32 (a)	0.50	0.52	0.63		0.58
Net realized and unrealized gains/(losses) on investments	24.10	1.90	3.25	14.71		29.35

Total income from investment operations	24.42	2.40	3.77	15.34		29.93

Less distributions from:
Net investment income	0.34	0.48	0.53	0.58		0.58
Net realized gains	10.93	9.91	15.75	16.02		7.50

Total distributions	11.27	10.39	16.28	16.60		8.08

Net asset value, end of period	$99.23	$86.08	$94.07	$106.58		$107.84

Total return(b)	28.34%	2.47%	3.30%	14.05%		34.88%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$36,404	$33,219	$36,858	$39,944		$40,852

Ratios to average net assets:
Net expenses	0.85%	0.84%	0.81%	0.81	%(c)	0.83	%(c)
Gross expenses	0.85%	0.84%	0.81%	0.81%		0.83%
Net investment income	0.31%	0.52%	0.46%	0.52%		0.54%
Portfolio turnover rate	21%	22%	19%	19%		21%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	9

State Street Premier Growth Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2017

Assets
Investments in securities, at fair value (cost $21,911,969)	$35,305,047
Short-term affiliated investments, at fair value	1,093,520
Income receivables	65,191
Income receivable from affiliated investments	1,134
Receivable for variation margin on open futures contracts	475
Other assets	644

Total assets	36,466,011

Liabilities
Payable for fund shares redeemed	9,270
Payable to the Adviser (Note 4)	19,212
Payable to the Custodian (Note 4)	1,916
Accrued other expenses	31,666

Total liabilities	62,064

Net Assets	$36,403,947

Net Assets Consist of:
Capital paid in	$22,916,484
Accumulated net realized gain	94,556
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	13,393,078
Futures	(171)

Net Assets	$36,403,947

Shares outstanding ($0.01 par value; unlimited shares authorized)	366,880
Net asset value per share	$99.23

The accompanying Notes are an integral part of these financial statements.

10	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund

Statement of Operations — For the year ended December 31, 2017

Investment Income
Income
Dividend	$407,637
Income from affiliated investments	8,665

Total income	416,302

Expenses
Advisory and administration fees (Note 4)	233,179
Directors’ fees (Note 5)	2,391
Custody and accounting expenses — net (Note 5)	18,814
Professional fees	29,433
Other expenses	20,383

Total expenses	304,200

Net investment income	$112,102

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$3,707,231
Futures	38,322
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	4,970,009
Futures	(2,067)

Net realized and unrealized gain (loss) on investments	8,713,495

Net Increase in Net Assets Resulting from Operations	$8,825,597

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	11

State Street Premier Growth Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$112,102	$177,205
Net realized gain (loss) on investments and futures	3,745,553	3,050,197
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	4,967,942	(2,504,266)

Net increase (decrease) from operations	8,825,597	723,136

Distributions to shareholders from:
Net investment income	(112,086)	(166,977)
Net realized gains	(3,610,073)	(3,430,576)

Total distributions	(3,722,159)	(3,597,553)

Increase (decrease) in assets from operations and distributions	5,103,438	(2,874,417)

Share transactions:
Proceeds from sale of shares	664,651	435,151
Value of distributions reinvested	3,722,159	3,597,553
Cost of shares redeemed	(6,305,076)	(4,797,192)

Net increase (decrease) from share transactions	(1,918,266)	(764,488)

Total increase (decrease) in net assets	3,185,172	(3,638,905)

Net Assets
Beginning of year	33,218,775	36,857,680

End of year	$36,403,947	$33,218,775

Changes in Fund Shares
Shares sold	6,781	4,745
Issued for distributions reinvested	37,435	41,480
Shares redeemed	(63,263)	(52,106)

Net decrease in fund shares	(19,047)	(5,881)

The accompanying Notes are an integral part of these financial statements.

12	Statements of Changes in Net Assets

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2017

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended December 31, 2017.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering

14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017 into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended December 31, 2017 the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts(a)	$—	$—	$—	$(171)	$—	$(171)

(a)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$38,322	$—	$38,322

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(2,067)	$—	$(2,067)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended, December 31, 2017 were as follows:

Purchases	Sales

$7,228,637	$13,262,675

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as regulated investment companies Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, return of capital distributions received, non-taxable dividends, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$159,229	$3,562,930	$3,722,159

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$202,315	$3,395,238	$3,597,553

At December 31, 2017 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards*	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses**	Total

$—	$—	$314,834	$13,172,629	$—	$13,487,463

*	A portion of the Fund’s Capital Loss Carryover may be subject to limitations.
**	The Fund has elected to defer certain qualified late-year losses in the next taxable year.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$23,225,768	$13,860,406	$687,777	$13,172,629

16	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

8.	Line of Credit

The Fund and other affiliated Funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017 the Fund and other affiliated Funds participated in a $360 million revolving credit facility.

The Fund had no outstanding loans as of December 31, 2017.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	17

State Street Premier Growth Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of State Street Variable Insurance Series Funds, Inc. and Shareholders of State Street Premier Growth Equity V.I.S. Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Premier Growth Equity V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Premier Growth Equity V.I.S. Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 16, 2018

18	Report of Independent Registered Public Accounting Firm

State Street Premier Growth Equity V.I.S. Fund

Tax Information — December 31, 2017 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2017.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2017 in the amount of $3,562,930.

Tax Information	19

State Street Premier Growth Equity V.I.S. Fund

Additional Information — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS
Jeanne M. La Porta SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	Director and President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – present); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).	18	Trustee and President of State Street Institutional Funds (2014 – present); Trustee of Elfun Funds (2014 – present).

20	Additional Information

State Street Premier Growth Equity V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Arthur A. Jensen SSGA FM 1600 Summer St. Stamford, CT 06905 Age 51	Treasurer	Term: Until successor is elected and qualified Served: Since June 2011	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GEAM (April 2011 – July 2016).	N/A	N/A

Robert Herlihy SSGA FM 1600 Summer St. Stamford, CT 06905 Age 50	Chief Compliance Officer	Term: Until successor is elected and qualified Served: Since July 2005	Managing Director at State Street Global Advisors (July 2016 – present); Deputy Chief Compliance Officer of Elfun Funds (July 2016 – present); Chief Compliance Officer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (July 2005 – present); Chief Compliance Officer of GEAM and Elfun Funds (July 2005 – July 2016).	N/A	N/A

Brian Harris SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 44	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 – 2013).	N/A	N/A

Bruce S. Rosenberg SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 56	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Additional Information	21

State Street Premier Growth Equity V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Ann M. Carpenter SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 51	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*	N/A	N/A

Chad C. Hallett SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 48	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

Darlene Anderson-Vasquez SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 49	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 38	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 Age 41	Secretary	Term: Until successor is elected and qualified Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

22	Additional Information

State Street Premier Growth Equity V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
John R. Costantino c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Chairman of the Board	Term: Until successor is elected and qualified Served: Since 1997	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	12	Trustee of State Street Institutional Funds (1997 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 - February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

R. Sheldon Johnson c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Director	Term: Until successor is elected and qualified Served: Since April 2011	Retired (2006 – present); Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. (2002 – 2006); and Managing Director at Morgan Stanley & Co., Inc. (1988 – 2006).	12	Trustee of State Street Institutional Funds (April 2011 – present) and Trustee of St. Lawrence University (2003 – present).

Donna M. Rapaccioli c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 55	Director	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	12	Trustee of State Street Institutional Funds (January 2012 – present) and Trustee of Emmanuel College (2010 – present).

Additional Information	23

State Street Premier Growth Equity V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

24	Investment Team

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Annual Report

December 31, 2017

State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Annual Report

December 31, 2017

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Income V.I.S. Fund

Notes to Performance — December 31, 2017 (Unaudited)

The information provided on the performance pages relates to the State Street Income V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The peer universe of the underlying annuity funds used for the peer group average annual total return calculation is based on a blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. The Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to that of the Fund.

©2018 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee of future results.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Income V.I.S. Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Q.	How did the State Street Income V.I.S. Fund (the “Fund”) perform compared to its benchmark for the twelve-month period ended December 31, 2017?

A.	For the twelve-month period ended December 31, 2017, the State Street Income V.I.S. Fund returned 3.25%. The Bloomberg Barclays U.S. Aggregate Bond Index, the Fund’s benchmark, returned 3.54% and the Fund’s Morningstar peer group of 230 U.S. Insurance Intermediate-Term Bond funds returned an average of 3.80% over the same period.

Q.	What market factors affected the Fund’s performance?

A.	The most significant market factor that affected the Fund’s performance was a continuation of credit spread tightening over the last twelve months. Investment grade and high yield credit spreads tightened approximately -30 and -55 bps respectively driven by stronger economic fundamentals. This generated returns of +335 bps from U.S. investment grade credit and +610 bps from U.S. high yield credit. The U.S. Treasury yield curve flattened during the year. Short-term rates moved higher as the Federal Reserve (the “Fed”) hiked its Fed Funds target 3 times to 1.25-1.5% and long-term rates moved lower due to moderate inflation expectations, demand for duration and low non-U.S. rates. The U.S. Treasury 2-year note yield ended the year at 1.88%, up +70bps. While the 30-year bond yield fell -33 bps to 2.74%.

Q.	What were the primary drivers of Fund performance?

A.	The most significant positive contributors to the Fund’s performance was strong security selection in investment grade credit and commercial mortgage-backed securities. The non-index exposure to high yield and overweight in investment grade credit also benefited the Fund’s return. A spread widening trade taking advantage of the richness of treasury swaps versus cash treasuries due to past regulation added value in the fourth quarter. Yield curve positioning biased to a steeper yield curve, adverse security selection in residential mortgage-backed securities and a position in CDXHY (high yield credit swap) as a hedge against cash positions all negatively impacted the Fund’s performance.

Q.	Were there any significant changes to the Fund’s portfolio during the period?

A.	The most significant change to the Fund’s portfolio during the period was the reduction in exposure to residential mortgage-backed securities. The active spread duration in this sector was reduced from neutral to -1.0 years as the Fed announced the rollback of its buying program. The allocation to investment grade credit was gradually increased from +0.35 years active spread duration to +0.50 years by the end of September, then reduced to +0.25 years by yearend as credit spreads continued to tighten and valuations richen. Exposure to asset backed securities was initiated in the fourth quarter to a slight overweight versus the index.

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2017 - December 31, 2017

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,006.80	$1,018.00
Expenses paid during the period*	$7.23	$7.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.43%** (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended 12/31/17

	One Year	Five Year	Ten Year
Number of funds in peer group	230	213	173
Peer group average annual total return	3.80%	2.07%	3.81%
Morningstar Category in peer group: U.S. Insurance Intermediate-Term Bond

Quality Ratings

as of December 31, 2017 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	9.0%
Aa / AA	54.7%
A / A	7.8%
Baa / BBB	20.4%
Ba / BB and lower	7.9%
NR / Other	0.2%

100.0%

Sector Allocation

Portfolio composition as a % of Fair Value of $22,242 (in thousands) as of December 31, 2017 (a)(b)

Average Annual Total Return for the periods ended December 31, 2017

Class 1 Shares (Inception date: 1/03/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Income V.I.S. Fund	3.25%	1.89%	3.20%	$13,700
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%	$14,810

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund

Schedule of Investments — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Bonds and Notes - 99.0%†
U.S. Treasuries - 40.7%
U.S. Treasury Bonds
2.75%, 08/15/47	684,500	685,458
3.75%, 11/15/43	149,000	177,551
4.50%, 02/15/36	221,400	285,130
U.S. Treasury Notes
0.88%, 03/31/18 - 10/15/18 (a)	2,217,500	2,204,536
1.25%, 12/31/18 (a)	524,500	521,631
1.25%, 08/31/19	501,000	495,925
1.38%, 12/15/19 (a)	805,200	797,309
1.50%, 08/15/20	567,000	560,786
1.63%, 10/15/20 - 08/31/22	1,015,000	1,000,010
1.88%, 10/31/22 - 08/31/24	459,000	448,828
2.00%, 02/15/25	756,800	739,817
2.13%, 05/15/25	348,500	343,192
2.25%, 08/15/27	503,300	496,294
2.38%, 05/15/27 (a)	124,000	123,660

		8,880,127

Agency Mortgage Backed - 12.5%
Federal Home Loan Mortgage Corp.
4.50%, 06/01/33 - 02/01/35 (a)	4,424	4,725
5.00%, 07/01/35 - 06/01/41 (a)	148,783	161,678
5.50%, 05/01/20 - 01/01/38 (a)	54,935	60,229
6.00%, 07/01/19 - 11/01/37 (a)	135,068	150,697
6.50%, 02/01/29 (a)	69	77
6.93%, 06/01/26 (a)(b)	60,000	79,411
7.00%, 06/01/29 - 08/01/36 (a)	28,486	30,892
7.50%, 01/01/30 - 09/01/33 (a)	4,324	4,555
8.00%, 11/01/30 (a)	5,347	5,908
8.50%, 04/01/30 (a)	6,069	7,116
Federal National Mortgage Assoc.
3.50%, 11/01/42 - 08/01/45 (a)	72,245	74,488
4.00%, 05/01/19 - 03/01/41 (a)	179,478	188,853
4.50%, 05/01/18 - 01/01/41 (a)	341,731	365,635
5.00%, 03/01/34 - 08/01/35 (a)	58,337	63,761
5.50%, 06/01/20 - 01/01/39 (a)	200,743	220,471
6.00%, 10/01/19 - 07/01/35 (a)	213,539	236,855
6.50%, 01/01/19 - 08/01/34 (a)	30,128	33,394
7.00%, 01/01/30 - 02/01/34 (a)	8,203	8,694
7.50%, 11/01/22 - 12/01/33 (a)	22,381	23,511
8.00%, 08/01/25 - 10/01/31 (a)	10,026	10,948
9.00%, 12/01/22 (a)	451	477
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.35%, 04/01/37 (a)(c)	972	999
Federal National Mortgage Assoc. TBA
3.00%, TBA (d)	218,232	222,282
3.50%, TBA (d)	249,084	257,035

	Principal Amount ($) or Number of Shares	Fair Value ($)
Government National Mortgage Assoc.
4.00%, 01/20/41 - 04/20/43 (a)	161,948	170,803
4.50%, 08/15/33 - 03/20/41 (a)	121,041	128,865
6.00%, 04/15/27 - 04/15/34 (a)	105,401	120,015
6.50%, 04/15/19 - 08/15/34 (a)	48,070	53,230
7.00%, 01/15/28 - 10/15/36 (a)	32,839	34,968
7.50%, 11/15/31 (a)	269	271
9.00%, 12/15/21 (a)	228	244
Government National Mortgage Assoc. 1.50% + 1 year CMT 2.25%, 12/20/24 (a)(c)	966	990
2.38%, 02/20/23 - 02/20/26 (a)(c)	3,108	3,144

		2,725,221

Agency Collateralized Mortgage Obligations - 0.4%
Federal Home Loan Mortgage Corp. 0.08%, 09/25/43 (c)(e)	510,801	1,071
Federal Home Loan Mortgage Corp. REMIC
3.50%, 09/15/29 - 11/15/30 (e)	63,352	4,853
5.50%, 06/15/33 (e)	23,363	4,659
7.50%, 07/15/27 (e)	2,305	351
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 5.12%, 08/15/25 (c)(e)	30,155	2,264
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (f)(g)	283	261
8.00%, 02/01/23 - 07/01/24 (e)	893	141
Federal National Mortgage Assoc. REMIC
0.51%, 12/25/22 (f)(g)	29	29
1.19%, 12/25/42 (c)(e)	28,700	1,162
5.00%, 09/25/40 (e)	29,518	3,158
7.00%, 09/25/20	98	101
8.00%, 05/25/22 (e)	1	11
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 4.45%, 07/25/38 - 12/25/41 (c)(e)	82,900	14,084
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR 5.05%, 10/25/43 (c)(e)	135,985	28,632
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR 5.95%, 05/25/18 (c)(e)(**)	93	—

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (f)(g)	20,233	17,360
4.50%, 08/25/35 - 01/25/36 (e)	25,731	4,707
5.00%, 03/25/38 - 05/25/38 (e)	14,209	2,703
5.50%, 12/25/33 (e)	6,095	1,342
6.00%, 01/25/35 (e)	10,258	2,028
7.50%, 11/25/23 (e)	4,456	655
8.00%, 08/25/23 - 07/25/24 (e)	1,762	329
8.50%, 07/25/22 (e)	28	3
8.50%, 07/25/22 (e)(**)	1	—
9.00%, 05/25/22 (e)	28	3
Government National Mortgage Assoc. REMIC
4.50%, 02/20/38 - 08/16/39 (e)	24,368	1,636
5.00%, 01/20/38 - 09/20/38 (e)	10,440	338
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 5.31%, 01/16/40 (c)(e)	29,386	4,862

		96,743

Asset Backed - 2.5%
American Express Credit Account Master Trust 2017-6 2.04%, 05/15/23	124,437	123,764
BA Credit Card Trust 2017-A2 1.84%, 01/17/23	126,000	124,693
Citibank Credit Card Issuance Trust 2014-A6 2.15%, 07/15/21	100,000	100,100
Citibank Credit Card Issuance Trust 2016-A1 1.75%, 11/19/21	200,000	198,631

		547,188

Corporate Notes - 38.0%
21st Century Fox America Inc.
3.38%, 11/15/26	7,000	7,144
4.75%, 11/15/46	4,000	4,617
6.65%, 11/15/37	13,000	17,898
Abbott Laboratories
2.90%, 11/30/21	17,000	17,176
3.75%, 11/30/26	27,000	27,723
4.90%, 11/30/46	8,000	9,190
AbbVie Inc.
2.00%, 11/06/18	25,000	24,990
3.20%, 05/14/26	8,000	7,980
4.45%, 05/14/46	8,000	8,683
Acadia Healthcare Company Inc. 6.50%, 03/01/24	17,000	17,765

	Principal Amount ($) or Number of Shares	Fair Value ($)
AES Corp. 4.88%, 05/15/23	31,000	31,659
Aetna Inc. 3.50%, 11/15/24	25,000	25,427
Aflac Inc. 4.00%, 10/15/46	8,000	8,369
Agrium Inc. 4.90%, 06/01/43	6,000	6,693
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (h)	16,000	15,843
3.55%, 07/26/27 (h)	16,000	15,970
4.50%, 07/26/47 (h)	6,000	6,281
Allergan Funding SCS
3.00%, 03/12/20 (a)	17,000	17,153
3.45%, 03/15/22 (a)	17,000	17,267
3.80%, 03/15/25 (a)	9,000	9,160
4.55%, 03/15/35 (a)	7,000	7,368
4.75%, 03/15/45 (a)	6,000	6,398
Altria Group Inc. 2.95%, 05/02/23 (a)	17,000	17,121
4.50%, 05/02/43 (a)	3,000	3,261
Amazon.com Inc. 2.80%, 08/22/24 (h)	15,000	14,958
3.15%, 08/22/27 (h)	8,000	8,034
3.88%, 08/22/37 (h)	9,000	9,553
4.05%, 08/22/47 (h)	7,000	7,515
4.25%, 08/22/57 (h)	10,000	10,941
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (a)(h)	16,000	16,840
6.50%, 04/01/27 (a)(h)	8,000	8,440
6.63%, 10/15/22 (a)	9,000	9,332
American Campus Communities Operating Partnership LP 4.13%, 07/01/24 (a)	10,000	10,405
American Electric Power Company Inc. 2.95%, 12/15/22 (a)	36,000	36,503
American Express Co. 3.00%, 10/30/24	9,000	8,972
American International Group Inc. 4.50%, 07/16/44 (a)	15,000	16,238
American Tower Corp. (REIT) 3.38%, 10/15/26 (a)	9,000	8,844
3.40%, 02/15/19 (a)	38,000	38,421
American Water Capital Corp. 2.95%, 09/01/27	15,000	14,847
Amgen Inc. 2.20%, 05/22/19 (a)	40,000	40,006
2.65%, 05/11/22	19,000	18,940
3.20%, 11/02/27	33,000	32,983
4.56%, 06/15/48 (a)	8,000	8,942
Amkor Technology Inc. 6.63%, 06/01/21 (a)	21,000	21,223

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Anadarko Petroleum Corp. 4.85%, 03/15/21 (a)	3,000	3,170
6.20%, 03/15/40 (a)	9,000	10,866
6.60%, 03/15/46 (a)	3,000	3,844
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/01/27	17,000	17,158
5.20%, 12/01/47	5,000	5,193
5.25%, 01/15/25	52,000	54,697
Anheuser-Busch InBev Finance Inc. 3.65%, 02/01/26 (a)	4,000	4,127
4.70%, 02/01/36	9,000	10,089
4.90%, 02/01/46 (a)	13,000	15,065
Anheuser-Busch InBev Worldwide Inc. 2.50%, 07/15/22 (a)	33,000	32,753
Anthem Inc. 3.30%, 01/15/23	18,000	18,266
Apache Corp. 5.10%, 09/01/40 (a)	9,000	9,666
Apple Inc. 2.50%, 02/09/22 (a)	9,000	9,011
2.85%, 05/11/24	19,000	19,069
3.35%, 02/09/27 (a)	13,000	13,304
3.45%, 02/09/45 (a)	9,000	8,790
3.85%, 08/04/46	13,000	13,534
4.25%, 02/09/47 (a)	7,000	7,768
Applied Materials Inc. 3.30%, 04/01/27	2,000	2,032
4.35%, 04/01/47	7,000	7,853
Aptiv PLC 4.40%, 10/01/46	11,000	11,398
Aramark Services Inc. 5.13%, 01/15/24 (a)	21,000	22,011
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (a)	23,000	21,899
Arconic Inc. 6.15%, 08/15/20	5,000	5,381
Ascension Health 4.85%, 11/15/53 (a)	10,000	11,673
AstraZeneca PLC 2.38%, 11/16/20 (a)	8,000	7,983
3.13%, 06/12/27	6,000	5,959
3.38%, 11/16/25 (a)	10,000	10,187
AT&T Inc. 2.85%, 02/14/23	9,000	9,031
3.00%, 06/30/22 (a)	14,000	14,023
3.40%, 08/14/24	8,000	8,039
4.45%, 04/01/24 (a)	19,000	20,077
4.50%, 05/15/35 (a)	19,000	18,861
4.75%, 05/15/46	10,000	9,782
4.80%, 06/15/44 (a)	13,000	12,803

	Principal Amount ($) or Number of Shares	Fair Value ($)
4.90%, 08/14/37	13,000	13,152
5.15%, 02/14/50	24,000	24,206
5.25%, 03/01/37 (a)	15,000	15,881
5.30%, 08/14/58	8,000	8,032
5.45%, 03/01/47 (a)	12,000	12,857
Avangrid Inc. 3.15%, 12/01/24	24,000	23,921
Bank of America Corp. 2.65%, 04/01/19	23,000	23,152
3.95%, 04/21/25 (a)	23,000	23,774
4.25%, 10/22/26 (a)	12,000	12,645
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37%, 07/21/21 (c)	14,000	13,969
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12%, 01/20/23 (a)(c)	30,000	30,414
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42%, 12/20/28 (c)(h)	21,000	20,973
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24%, 04/24/38 (a)(c)	25,000	27,100
Bank of America Corp. (8.00% fixed rate until 01/30/18; 3.63% + 3 month USD LIBOR thereafter) 8.00%, 12/31/49 (c)	34,000	34,148
Barrick North America Finance LLC 5.70%, 05/30/41	5,000	6,115
BAT Capital Corp. 2.30%, 08/14/20 (h)	13,000	12,925
2.76%, 08/15/22 (h)	15,000	14,900
3.56%, 08/15/27 (h)	8,000	8,008
4.39%, 08/15/37 (h)	7,000	7,345
4.54%, 08/15/47 (h)	11,000	11,611
Baxalta Inc. 2.88%, 06/23/20	18,000	18,106
Becton Dickinson and Co. 2.89%, 06/06/22 (a)	16,000	15,905
3.70%, 06/06/27 (a)	28,000	28,203
3.73%, 12/15/24 (a)	2,000	2,044
4.67%, 06/06/47 (a)	5,000	5,396

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Berkshire Hathaway Energy Co. 6.13%, 04/01/36	9,000	12,070
Berry Global Inc. 5.13%, 07/15/23	25,000	26,000
Biogen Inc. 2.90%, 09/15/20	7,000	7,101
BP Capital Markets PLC 1.38%, 05/10/18 (a)	23,000	22,965
3.22%, 11/28/23 (a)	24,000	24,549
3.28%, 09/19/27	22,000	22,270
Brighthouse Financial Inc. 3.70%, 06/22/27 (a)(h)	2,000	1,964
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21 (h)	7,000	6,839
2.65%, 01/15/23 (h)	5,000	4,818
3.13%, 01/15/25 (h)	7,000	6,693
3.88%, 01/15/27 (a)(h)	6,000	5,919
Buckeye Partners LP 5.60%, 10/15/44 (a)	11,000	11,563
Bunge Limited Finance Corp. 3.75%, 09/25/27	14,000	13,789
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (a)	5,000	5,098
4.95%, 06/01/47 (a)	4,000	4,488
Capital One Financial Corp. 4.20%, 10/29/25 (a)	18,000	18,518
Cardinal Health Inc.
2.62%, 06/15/22 (a)	6,000	5,898
3.08%, 06/15/24 (a)	8,000	7,877
3.41%, 06/15/27 (a)	3,000	2,942
4.37%, 06/15/47 (a)	4,000	3,985
Caterpillar Financial Services Corp. 2.55%, 11/29/22	23,000	22,893
Caterpillar Inc. 4.30%, 05/15/44 (a)	10,000	11,425
Catholic Health Initiatives
2.60%, 08/01/18	15,000	15,048
4.35%, 11/01/42	16,000	15,225
CBL & Associates LP 5.95%, 12/15/26 (a)	3,000	2,794
CBS Corp.
2.50%, 02/15/23 (a)	9,000	8,770
2.90%, 01/15/27 (a)	11,000	10,318
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88%, 04/01/24 (a)(h)	15,000	15,638
Celgene Corp.
3.45%, 11/15/27	16,000	16,007
4.35%, 11/15/47	5,000	5,208
5.00%, 08/15/45 (a)	10,000	11,374

	Principal Amount ($) or Number of Shares	Fair Value ($)
Cenovus Energy Inc. 5.40%, 06/15/47	3,000	3,155
CenterPoint Energy Inc. 2.50%, 09/01/22	14,000	13,819
CenturyLink Inc. 5.80%, 03/15/22 (a)	30,000	29,337
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/21 (a)(h)	22,000	22,055
CF Industries Inc. 7.13%, 05/01/20	16,000	17,440
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20	26,000	26,403
4.91%, 07/23/25	26,000	27,617
5.38%, 05/01/47	6,000	6,189
6.38%, 10/23/35	5,000	5,852
6.48%, 10/23/45	7,000	8,199
Chevron Corp. 3.19%, 06/24/23	16,000	16,430
Church & Dwight Company Inc.
2.45%, 08/01/22	7,000	6,905
3.15%, 08/01/27	9,000	8,848
Cigna Corp.
3.25%, 04/15/25	24,000	24,091
3.88%, 10/15/47	8,000	8,004
Cimarex Energy Co. 3.90%, 05/15/27	8,000	8,192
Cinemark USA Inc. 4.88%, 06/01/23	18,000	18,225
Cisco Systems Inc. 2.50%, 09/20/26	18,000	17,417
Citigroup Inc.
1.75%, 05/01/18 (a)	29,000	28,976
2.05%, 12/07/18 (a)	41,000	40,958
2.70%, 10/27/22	14,000	13,869
2.90%, 12/08/21	16,000	16,083
4.45%, 09/29/27	6,000	6,337
4.75%, 05/18/46	9,000	9,958
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88%, 07/24/23 (c)	20,000	19,887
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28%, 04/24/48 (a)(c)	17,000	18,478
CMS Energy Corp. 4.88%, 03/01/44	21,000	24,555

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

CNA Financial Corp.
3.45%, 08/15/27	9,000	8,866
5.88%, 08/15/20	34,000	36,615
Columbia Pipeline Group Inc. 3.30%, 06/01/20	11,000	11,149
Comcast Corp.
3.38%, 08/15/25	15,000	15,386
3.97%, 11/01/47	6,000	6,169
4.20%, 08/15/34	16,000	17,127
4.60%, 08/15/45	6,000	6,760
Concho Resources Inc.
3.75%, 10/01/27	5,000	5,053
4.88%, 10/01/47	6,000	6,546
ConocoPhillips Co. 5.95%, 03/15/46	5,000	6,744
Consolidated Edison Company of New York Inc. 2.90%, 12/01/26	14,000	13,719
Constellation Brands Inc.
2.70%, 05/09/22	9,000	8,939
4.50%, 05/09/47	5,000	5,465
Continental Resources Inc. 5.00%, 09/15/22	8,000	8,120
Corning Inc. 4.38%, 11/15/57	8,000	7,941
Corporation Andina de Fomento
2.20%, 07/18/20	16,000	15,887
4.38%, 06/15/22 (a)	71,000	75,648
Costco Wholesale Corp. 3.00%, 05/18/27	9,000	9,013
CSX Corp. 4.50%, 08/01/54	12,000	12,815
CVS Health Corp. 3.88%, 07/20/25	11,000	11,331
D.R. Horton Inc. 2.55%, 12/01/20	16,000	15,981
Daimler Finance North America LLC 2.38%, 08/01/18 (a)(h)	150,000	150,317
Dana Financing Luxembourg Sarl 6.50%, 06/01/26 (h)	15,000	16,256
Danaher Corp. 4.38%, 09/15/45	9,000	10,157
Dell International LLC/EMC Corp.
3.48%, 06/01/19 (h)	32,000	32,396
5.45%, 06/15/23 (h)	13,000	14,034
6.02%, 06/15/26 (h)	9,000	9,919
8.35%, 07/15/46 (h)	8,000	10,317
Deutsche Bank AG
2.70%, 07/13/20	16,000	15,932
3.70%, 05/30/24	9,000	9,062

	Principal Amount ($) or Number of Shares	Fair Value ($)
Devon Energy Corp.
5.00%, 06/15/45	8,000	8,951
5.85%, 12/15/25	8,000	9,340
Diageo Investment Corp. 2.88%, 05/11/22	21,000	21,292
Discovery Communications LLC
2.20%, 09/20/19	15,000	14,931
3.95%, 03/20/28	15,000	14,882
5.00%, 09/20/37	5,000	5,173
5.20%, 09/20/47	5,000	5,210
Dollar General Corp. 1.88%, 04/15/18	41,000	40,976
Dominion Energy Inc.
2.58%, 07/01/20	11,000	10,997
3.63%, 12/01/24	14,000	14,481
DTE Energy Co. 2.85%, 10/01/26	14,000	13,448
Duke Energy Corp. 3.75%, 09/01/46	8,000	7,926
Duke Energy Progress LLC 4.15%, 12/01/44	14,000	15,323
Duke Realty LP 3.38%, 12/15/27	15,000	15,053
Duquesne Light Holdings Inc. 3.62%, 08/01/27 (h)	13,000	12,989
Eastman Chemical Co. 3.60%, 08/15/22	9,000	9,276
Eaton Corp. 3.10%, 09/15/27	14,000	13,749
Ecolab Inc.
3.25%, 12/01/27 (h)	10,000	9,987
3.95%, 12/01/47 (h)	6,000	6,140
Ecopetrol S.A. 5.88%, 05/28/45	18,000	18,496
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 1.91%, 05/01/20 (c)	13,000	13,082
Electricite de France S.A. 2.15%, 01/22/19 (h)	46,000	46,006
Eli Lilly & Co.
3.10%, 05/15/27	8,000	8,120
3.70%, 03/01/45	4,000	4,127
3.95%, 05/15/47	5,000	5,380
EMC Corp. 2.65%, 06/01/20	39,000	38,464
Emera US Finance LP 4.75%, 06/15/46	5,000	5,492
Enbridge Energy Partners LP 5.50%, 09/15/40	6,000	6,572
Encana Corp. 3.90%, 11/15/21	18,000	18,461

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Energy Transfer Equity LP 5.88%, 01/15/24	46,000	48,357
Energy Transfer LP
5.30%, 04/15/47	7,000	6,943
6.50%, 02/01/42	21,000	23,723
Energy Transfer LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (a)	14,000	14,465
Entergy Louisiana LLC 3.05%, 06/01/31	13,000	12,589
Enterprise Products Operating LLC 3.95%, 02/15/27	14,000	14,574
Envision Healthcare Corp. 6.25%, 12/01/24 (h)	23,000	23,776
EQT Corp.
3.00%, 10/01/22	6,000	5,936
3.90%, 10/01/27	8,000	7,973
ERP Operating LP 4.50%, 07/01/44	9,000	9,864
Exelon Corp.
3.50%, 06/01/22	13,000	13,238
4.45%, 04/15/46	9,000	9,755
Express Scripts Holding Co.
3.40%, 03/01/27	9,000	8,821
4.80%, 07/15/46	6,000	6,381
Exxon Mobil Corp.
2.22%, 03/01/21	13,000	12,989
3.04%, 03/01/26	6,000	6,090
FedEx Corp. 4.10%, 02/01/45	2,000	2,037
FirstEnergy Corp. 3.90%, 07/15/27	9,000	9,227
4.85%, 07/15/47	4,000	4,442
Florida Power & Light Co. 4.13%, 02/01/42	21,000	23,160
Ford Motor Co. 4.35%, 12/08/26	23,000	24,026
Freeport-McMoRan Inc. 3.10%, 03/15/20	24,000	23,851
Frontier Communications Corp. 7.13%, 03/15/19	26,000	24,895
General Dynamics Corp. 2.13%, 08/15/26	9,000	8,436
General Motors Co. 5.20%, 04/01/45	5,000	5,280
General Motors Financial Company Inc.
3.15%, 01/15/20	24,000	24,254
5.25%, 03/01/26	24,000	26,350
Georgia-Pacific LLC 3.60%, 03/01/25 (h)	5,000	5,139

	Principal Amount ($) or Number of Shares	Fair Value ($)
Gilead Sciences Inc.
1.95%, 03/01/22	9,000	8,784
2.95%, 03/01/27	6,000	5,900
3.65%, 03/01/26	6,000	6,227
4.15%, 03/01/47	10,000	10,641
Glencore Finance Canada Ltd. 5.55%, 10/25/42 (h)	6,000	6,630
Glencore Funding LLC
3.88%, 10/27/27 (h)	8,000	7,923
4.00%, 03/27/27 (h)	11,000	11,044
Halliburton Co.
3.80%, 11/15/25	17,000	17,631
5.00%, 11/15/45	10,000	11,471
HCA Inc. 4.75%, 05/01/23	40,000	41,400
Hess Corp.
4.30%, 04/01/27	7,000	6,998
5.60%, 02/15/41	6,000	6,453
5.80%, 04/01/47	4,000	4,447
Hewlett Packard Enterprise Co. 6.35%, 10/15/45	7,000	7,464
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25 (h)	16,000	16,400
Honeywell International Inc. 2.50%, 11/01/26 (a)	6,000	5,811
Hyundai Capital America 3.10%, 04/05/22 (h)	7,000	6,963
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00%, 08/01/20	24,000	24,638
Ingersoll-Rand Luxembourg Finance S.A. 3.55%, 11/01/24 (a)	24,000	24,772
Intel Corp.
2.60%, 05/19/26 (a)	25,000	24,435
2.88%, 05/11/24	7,000	7,062
International Paper Co. 4.40%, 08/15/47 (a)	9,000	9,457
Interstate Power & Light Co. 3.40%, 08/15/25 (a)	9,000	9,134
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00%, 07/15/25 (h)	14,000	14,735
JB Poindexter & Company Inc. 9.00%, 04/01/22 (a)(h)	10,000	10,375
Jefferies Group LLC
5.13%, 01/20/23 (a)	15,000	16,222
6.50%, 01/20/43 (a)	16,000	18,751
Johnson & Johnson
2.63%, 01/15/25	31,000	30,900
3.63%, 03/03/37 (a)	11,000	11,612

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Johnson Controls International PLC 4.50%, 02/15/47	7,000	7,665
JPMorgan Chase & Co.
2.30%, 08/15/21 (a)	31,000	30,706
2.55%, 10/29/20 (a)	20,000	20,051
3.30%, 04/01/26 (a)	20,000	20,140
3.63%, 12/01/27 (a)	11,000	11,118
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88%, 07/24/38 (c)	12,000	12,321
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03%, 07/24/48 (c)	7,000	7,276
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter) 4.63%, 12/31/99 (c)	16,000	15,663
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10%, 10/29/49 (a)(c)	55,000	60,434
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter) 7.90%, 12/29/49 (c)	16,000	16,214
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (a)	14,000	14,045
6.38%, 03/01/41 (a)	9,000	10,445
Kinder Morgan Inc.
3.05%, 12/01/19	8,000	8,070
5.05%, 02/15/46	9,000	9,312
5.55%, 06/01/45	16,000	17,484
Kraft Heinz Foods Co. 4.38%, 06/01/46	14,000	13,867
Kreditanstalt fuer Wiederaufbau 4.50%, 07/16/18 (a)	85,000	86,234
Lee Enterprises Inc. 9.50%, 03/15/22 (h)	35,000	36,159
Lennar Corp.
4.50%, 11/15/19	8,000	8,174
4.75%, 05/30/25	11,000	11,413
4.75%, 11/29/27 (h)	15,000	15,375
Levi Strauss & Co. 5.00%, 05/01/25	26,000	27,040

	Principal Amount ($) or Number of Shares	Fair Value ($)
Lincoln National Corp. 3.63%, 12/12/26	12,000	12,260
Lithia Motors Inc. 5.25%, 08/01/25 (h)	3,000	3,128
Lowe’s Companies Inc. 3.70%, 04/15/46	2,000	2,008
LYB International Finance BV 4.88%, 03/15/44	7,000	7,835
LYB International Finance II BV 3.50%, 03/02/27	5,000	5,022
Macy’s Retail Holdings Inc. 4.30%, 02/15/43	6,000	4,824
Marathon Oil Corp. 3.85%, 06/01/25	10,000	10,173
Marathon Petroleum Corp. 3.63%, 09/15/24	15,000	15,323
Marsh & McLennan Companies Inc. 3.50%, 03/10/25	19,000	19,566
Masco Corp. 3.50%, 11/15/27	6,000	5,920
McDonald’s Corp.
3.70%, 01/30/26	7,000	7,290
4.88%, 12/09/45	8,000	9,254
Medtronic Inc. 4.63%, 03/15/45	7,000	8,145
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	20,000	21,140
Merck & Company Inc. 2.75%, 02/10/25	22,000	21,933
MetLife Inc. 4.72%, 12/15/44	12,000	13,899
MGM Resorts International
4.63%, 09/01/26	16,000	16,200
6.63%, 12/15/21	33,000	36,208
Microsoft Corp. 1.55%, 08/08/21 (a)	18,000	17,531
2.40%, 08/08/26 (a)	23,000	22,170
3.45%, 08/08/36 (a)	9,000	9,273
4.00%, 02/12/55 (a)	9,000	9,694
4.10%, 02/06/37 (a)	8,000	8,931
4.25%, 02/06/47 (a)	9,000	10,294
4.50%, 02/06/57	5,000	5,907
Molina Healthcare Inc. 4.88%, 06/15/25 (h)	16,000	15,960
Molson Coors Brewing Co.
2.10%, 07/15/21	11,000	10,777
3.00%, 07/15/26	8,000	7,828
4.20%, 07/15/46	8,000	8,163
Monsanto Co. 4.70%, 07/15/64	5,000	5,211

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Morgan Stanley
2.45%, 02/01/19 (a)	54,000	54,115
2.63%, 11/17/21 (a)	26,000	25,873
2.65%, 01/27/20 (a)	25,000	25,111
2.75%, 05/19/22	16,000	15,936
3.70%, 10/23/24 (a)	10,000	10,330
3.95%, 04/23/27 (a)	29,000	29,523
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97%, 07/22/38 (c)	9,000	9,291
MPLX LP 5.20%, 03/01/47	4,000	4,364
Murphy Oil Corp. 5.75%, 08/15/25	28,000	28,613
Mylan N.V.
3.15%, 06/15/21	9,000	9,046
3.95%, 06/15/26	8,000	8,063
National Retail Properties Inc. 4.00%, 11/15/25	18,000	18,427
Navient Corp. 8.00%, 03/25/20	31,000	33,519
Newell Brands Inc.
3.85%, 04/01/23	20,000	20,704
4.20%, 04/01/26	8,000	8,363
5.50%, 04/01/46	7,000	8,356
Newmont Mining Corp. 4.88%, 03/15/42	15,000	16,600
Nexen Energy ULC 6.40%, 05/15/37	9,000	11,775
NGPL PipeCo LLC 4.88%, 08/15/27 (h)	2,000	2,073
Noble Energy Inc. 3.90%, 11/15/24	19,000	19,627
Nordstrom Inc. 5.00%, 01/15/44	2,000	1,929
Northern States Power Co. 2.20%, 08/15/20	45,000	44,942
Northrop Grumman Corp.
2.08%, 10/15/20	7,000	6,943
2.55%, 10/15/22	14,000	13,895
2.93%, 01/15/25	14,000	13,905
3.25%, 01/15/28	17,000	17,029
3.85%, 04/15/45	6,000	6,075
4.03%, 10/15/47	8,000	8,350
Novartis Capital Corp. 3.00%, 11/20/25	3,000	3,031
NRG Energy Inc. 6.25%, 07/15/22	26,000	27,040
Nucor Corp. 4.13%, 09/15/22	8,000	8,453
NuStar Logistics LP 4.80%, 09/01/20	16,000	16,210

	Principal Amount ($) or Number of Shares	Fair Value ($)
Occidental Petroleum Corp. 4.10%, 02/15/47	8,000	8,486
Omnicom Group Inc. 3.63%, 05/01/22	17,000	17,575
Oncor Electric Delivery Company LLC 3.80%, 09/30/47 (h)	2,000	2,079
Oracle Corp.
1.90%, 09/15/21	18,000	17,703
2.40%, 09/15/23	12,000	11,855
3.25%, 11/15/27	13,000	13,221
3.80%, 11/15/37	5,000	5,252
4.00%, 07/15/46 - 11/15/47	14,000	14,893
Pacific Gas & Electric Co. 3.40%, 08/15/24	68,000	69,246
PacifiCorp 6.25%, 10/15/37	10,000	13,731
Packaging Corporation of America 3.40%, 12/15/27	15,000	15,072
Parker-Hannifin Corp. 3.25%, 03/01/27	46,000	46,369
Penske Automotive Group Inc. 5.38%, 12/01/24	10,000	10,150
PepsiCo Inc. 3.45%, 10/06/46	6,000	5,820
Petroleos Mexicanos
5.63%, 01/23/46 (a)	10,000	9,297
6.38%, 01/23/45 (a)	12,000	12,114
6.50%, 03/13/27 (h)	25,000	27,411
6.75%, 09/21/47	20,000	20,947
PetSmart Inc. 5.88%, 06/01/25 (h)	20,000	15,200
Pfizer Inc. 3.00%, 12/15/26	14,000	14,095
4.13%, 12/15/46	9,000	9,968
4.40%, 05/15/44	6,000	6,876
Philip Morris International Inc. 4.13%, 03/04/43	13,000	13,418
Phillips 66 Partners LP 3.75%, 03/01/28	14,000	13,987
4.68%, 02/15/45	8,000	8,202
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 06/15/44	8,000	7,488
5.75%, 01/15/20	8,000	8,428
Potash Corporation of Saskatchewan Inc. 4.00%, 12/15/26 (a)	5,000	5,197
PPL Capital Funding Inc. 3.10%, 05/15/26 (a)	32,000	31,410
Precision Castparts Corp. 4.38%, 06/15/45 (a)	12,000	13,506

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter) 4.50%, 09/15/47 (c)	8,000	8,105
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter) 5.38%, 05/15/45 (a)(c)	19,000	20,420
Public Service Electric & Gas Co. 2.38%, 05/15/23 (a)	48,000	47,211
PulteGroup Inc. 4.25%, 03/01/21 (a)	10,000	10,294
5.50%, 03/01/26 (a)	20,000	21,700
QUALCOMM Inc. 2.90%, 05/20/24	2,000	1,952
3.00%, 05/20/22	8,000	8,015
3.25%, 05/20/27	5,000	4,879
4.30%, 05/20/47	5,000	5,042
Realty Income Corp. 3.00%, 01/15/27 (a)	15,000	14,364
Republic Services Inc. 3.38%, 11/15/27	6,000	6,053
Reynolds American Inc. 4.45%, 06/12/25 (a)	8,000	8,531
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (a)	10,000	10,820
Rogers Communications Inc. 5.00%, 03/15/44 (a)	6,000	6,915
RPM International Inc. 3.75%, 03/15/27 (a)	11,000	11,146
Ryder System Inc. 2.45%, 09/03/19 (a)	53,000	52,964
Sabine Pass Liquefaction LLC 4.20%, 03/15/28	12,000	12,183
5.00%, 03/15/27	6,000	6,414
Santander Holdings USA Inc. 2.65%, 04/17/20	29,000	28,964
3.70%, 03/28/22 (a)(h)	27,000	27,358
4.40%, 07/13/27 (h)	10,000	10,234
Schlumberger Holdings Corp. 3.00%, 12/21/20 (a)(h)	12,000	12,155
Select Income REIT 4.25%, 05/15/24 (a)	17,000	16,859
Shell International Finance BV 2.88%, 05/10/26 (a)	24,000	23,938
3.40%, 08/12/23 (a)	9,000	9,332
3.75%, 09/12/46 (a)	7,000	7,141
4.13%, 05/11/35 (a)	9,000	9,862
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (a)	7,000	6,887

	Principal Amount ($) or Number of Shares	Fair Value ($)
2.88%, 09/23/23 (a)	7,000	6,871
3.20%, 09/23/26 (a)	5,000	4,885
Simon Property Group LP 3.38%, 06/15/27	16,000	16,113
Sinclair Television Group Inc. 5.38%, 04/01/21 (a)	45,000	45,787
Smithfield Foods Inc. 2.70%, 01/31/20 (a)(h)	8,000	7,948
4.25%, 02/01/27 (a)(h)	13,000	13,341
Southern California Edison Co. 2.40%, 02/01/22 (a)	20,000	19,821
Southern Copper Corp. 5.88%, 04/23/45 (a)	8,000	9,681
Spectra Energy Partners LP 3.38%, 10/15/26 (a)	2,000	1,974
4.50%, 03/15/45 (a)	5,000	5,158
Sprint Corp. 7.63%, 02/15/25	42,000	43,890
Standard Industries Inc. 5.38%, 11/15/24 (h)	52,000	54,340
Statoil ASA 3.95%, 05/15/43	11,000	11,491
Suncor Energy Inc. 4.00%, 11/15/47	3,000	3,068
Sunoco Logistics Partners Operations LP 5.40%, 10/01/47	13,000	13,122
Sysco Corp. 3.25%, 07/15/27	10,000	10,004
T-Mobile USA Inc. 6.63%, 04/01/23 (a)	27,000	28,013
Tampa Electric Co. 4.35%, 05/15/44 (a)	19,000	20,628
Target Corp. 2.50%, 04/15/26 (a)	17,000	16,340
Teachers Insurance & Annuity Association of America 4.90%, 09/15/44 (a)(h)	11,000	12,583
Teck Resources Ltd. 4.75%, 01/15/22	14,000	14,543
Tenet Healthcare Corp. 4.75%, 06/01/20 (a)	16,000	16,340
6.00%, 10/01/20 (a)	44,000	46,420
Teva Pharmaceutical Finance Netherlands III BV 1.40%, 07/20/18	27,000	26,810
1.70%, 07/19/19	37,000	35,950
3.15%, 10/01/26 (a)	15,000	12,387
4.10%, 10/01/46 (a)	5,000	3,816
The Allstate Corp. 4.20%, 12/15/46	8,000	8,737

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75%, 08/15/53 (c)	25,000	27,287
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter) 2.66%, 05/16/23 (a)(c)	18,000	17,951
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63%, 12/29/49 (a)(c)	50,000	50,812
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65%, 12/31/99 (c)	22,000	21,874
The Dow Chemical Co. 4.25%, 10/01/34	20,000	21,007
The Goldman Sachs Group Inc. 2.30%, 12/13/19	51,000	50,893
2.35%, 11/15/21 (a)	24,000	23,628
2.38%, 01/22/18 (a)	56,000	56,011
2.63%, 04/25/21	26,000	25,986
2.90%, 07/19/18 (a)	30,000	30,127
3.85%, 01/26/27 (a)	14,000	14,374
4.25%, 10/21/25	7,000	7,312
4.80%, 07/08/44	19,000	21,732
5.15%, 05/22/45	19,000	22,058
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91%, 06/05/23 (c)	33,000	32,756
The Goldman Sachs Group Inc. (3.27% fixed rate until 09/29/24; 1.20% + 3 month USD LIBOR thereafter) 3.27%, 09/29/25 (c)	16,000	15,925
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02%, 10/31/38 (c)	8,000	8,231
The Home Depot Inc.
3.35%, 09/15/25 (a)	4,000	4,129
3.50%, 09/15/56	11,000	10,573
3.90%, 06/15/47	9,000	9,494

	Principal Amount ($) or Number of Shares	Fair Value ($)
The Kroger Co.
2.95%, 11/01/21	26,000	26,263
4.65%, 01/15/48	9,000	9,251
The Mosaic Co. 5.63%, 11/15/43	5,000	5,412
The Nielsen Company Luxembourg Sarl 5.00%, 02/01/25 (h)	16,000	16,560
The Sherwin-Williams Co.
2.25%, 05/15/20 (a)	13,000	12,962
2.75%, 06/01/22 (a)	7,000	6,979
4.50%, 06/01/47 (a)	4,000	4,389
The Southern Co. 4.40%, 07/01/46 (a)	8,000	8,549
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter) 5.50%, 03/15/57 (a)(c)	16,000	16,949
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63%, 09/15/31 (a)(c)	36,000	35,884
The Walt Disney Co. 4.13%, 06/01/44	8,000	8,639
Time Warner Cable LLC
4.50%, 09/15/42 (a)	5,000	4,672
6.55%, 05/01/37 (a)	11,000	12,864
Time Warner Inc. 5.35%, 12/15/43 (a)	20,000	22,152
Tyco Electronics Group S.A.
2.35%, 08/01/19 (a)	35,000	34,970
3.13%, 08/15/27	13,000	12,935
Tyson Foods Inc.
2.65%, 08/15/19 (a)	7,000	7,032
4.55%, 06/02/47	6,000	6,553
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13%, 12/29/49 (a)(c)	45,000	46,800
Union Pacific Corp.
3.60%, 09/15/37	4,000	4,119
4.10%, 09/15/67	6,000	6,276
United Technologies Corp.
2.65%, 11/01/26 (a)	18,000	17,351
3.75%, 11/01/46 (a)	6,000	5,985
UnitedHealth Group Inc. 4.75%, 07/15/45 (a)	12,000	14,140
Vale Overseas Ltd.
4.38%, 01/11/22 (a)	12,000	12,426
5.88%, 06/10/21 (a)	24,000	26,179
6.25%, 08/10/26 (a)	15,000	17,402
6.88%, 11/10/39 (a)	8,000	9,824

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

Valeant Pharmaceuticals International Inc. 7.00%, 03/15/24 (h)	28,000	30,100
Valvoline Inc. 4.38%, 08/15/25	13,000	13,096
Ventas Realty LP 3.25%, 10/15/26 (a)	25,000	24,393
Verizon Communications Inc.
3.38%, 02/15/25 (h)	8,000	8,043
4.40%, 11/01/34 (a)	17,000	17,302
4.67%, 03/15/55 (a)	10,000	9,696
4.86%, 08/21/46 (a)	24,000	24,994
5.01%, 04/15/49	7,000	7,338
5.25%, 03/16/37 (a)	9,000	9,899
Viacom Inc.
3.45%, 10/04/26 (a)	11,000	10,507
5.25%, 04/01/44	3,000	2,958
Virginia Electric & Power Co. 4.00%, 11/15/46 (a)	13,000	13,916
Visa Inc.
3.15%, 12/14/25 (a)	10,000	10,220
4.30%, 12/14/45 (a)	9,000	10,251
Vornado Realty LP 3.50%, 01/15/25	10,000	9,996
Vulcan Materials Co. 3.90%, 04/01/27	8,000	8,180
Wabtec Corp. 3.45%, 11/15/26	2,000	1,956
Wal-Mart Stores Inc. 3.63%, 12/15/47	8,000	8,387
Walgreens Boots Alliance Inc. 4.65%, 06/01/46	6,000	6,336
WEC Energy Group Inc. 3.55%, 06/15/25	19,000	19,477
WellCare Health Plans Inc. 5.25%, 04/01/25	19,000	20,093
Wells Fargo & Co.
2.63%, 07/22/22	28,000	27,837
3.90%, 05/01/45 (a)	11,000	11,391
4.75%, 12/07/46 (a)	10,000	11,153
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter) 3.58%, 05/22/28 (a)(c)	14,000	14,263
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (a)(c)	32,000	35,442
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90%, 12/29/49 (c)	29,000	31,021

	Principal Amount ($) or Number of Shares	Fair Value ($)
Wells Fargo & Co. (7.98% fixed rate until 03/15/18; 3.77% + 3 month USD LIBOR thereafter) 7.98%, 03/29/49 (c)	16,000	16,164
Western Digital Corp. 7.38%, 04/01/23 (h)	5,000	5,388
Western Gas Partners LP 5.38%, 06/01/21	9,000	9,536
Westlake Chemical Corp.
3.60%, 08/15/26	7,000	7,058
4.38%, 11/15/47	2,000	2,068
5.00%, 08/15/46	7,000	7,856
WestRock Co. 3.00%, 09/15/24 (h)	10,000	9,897
Williams Partners LP
3.75%, 06/15/27	7,000	7,013
4.90%, 01/15/45	7,000	7,427
5.40%, 03/04/44	4,000	4,510
Willis North America Inc. 3.60%, 05/15/24	16,000	16,248
WPP Finance 2010 3.75%, 09/19/24	17,000	17,377
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/27 (h)	18,000	18,236
Xilinx Inc. 2.95%, 06/01/24	9,000	8,943
XLIT Ltd. 5.25%, 12/15/43	6,000	6,840
XPO Logistics Inc. 6.50%, 06/15/22 (h)	17,000	17,744
Yamana Gold Inc. 4.63%, 12/15/27 (h)	10,000	10,059
Zoetis Inc. 3.00%, 09/12/27	7,000	6,841

		8,309,887

Non-Agency Collateralized Mortgage Obligations - 3.9%
American Tower Trust I (REIT) 1.55%, 03/15/43 (h)	72,000	71,902
BXP Trust 2017-GM 3.38%, 06/13/39 (h)	61,000	62,314
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/49 (c)	98,309	102,774
4.03%, 12/10/49 (c)	31,273	32,661
COMM 2014-CR14 Mortgage Trust 4.53%, 02/10/47 (c)	25,000	26,684
GS Mortgage Securities Corp. II 3.47%, 11/10/50	63,977	65,520
GS Mortgage Securities Trust 2016-GS3 2.85%, 10/10/49	68,000	66,734

See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

	Principal Amount ($) or Number of Shares	Fair Value ($)

GS Mortgage Securities Trust 2017-GS5 3.67%, 03/10/50	73,990	77,589
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.03%, 07/15/45 (c)	15,000	15,661
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/40 (c)	7,946	7,942
6.11%, 07/15/40 (h)	15,824	15,821
MASTR Alternative Loan Trust 2003-5 5.00%, 08/25/18 (e)	1,508	13
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.38%, 02/15/48 (c)(e)	321,152	21,766
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 0.96%, 03/15/48 (c)(e)	384,289	19,316
Morgan Stanley Capital I Trust 2006-IQ11 6.25%, 10/15/42 (c)	50,000	52,095
Morgan Stanley Capital I Trust 2006-T21 5.27%, 10/12/52 (c)	11,142	11,133
Morgan Stanley Capital I Trust 2007-IQ16 6.12%, 12/12/49 (c)	978	978
Morgan Stanley Capital I Trust 2008-T29 6.31%, 01/11/43 (c)	2,925	2,923
Morgan Stanley Capital I Trust 2016-UBS9 1.24%, 03/15/49 (c)(e)	308,155	21,531
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64%, 03/15/50	43,392	45,037
WFRBS Commercial Mortgage Trust 2013-C17 4.26%, 12/15/46	25,000	26,327
WFRBS Commercial Mortgage Trust 2014-C25 3.80%, 11/15/47 (c)(h)	10,000	7,563
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (c)	58,000	61,375
4.59%, 03/15/47 (c)(h)	44,980	35,800

		851,459

Sovereign Bonds - 0.3%
Government of Mexico
4.00%, 10/02/23	14,000	14,670
4.75%, 03/08/44	24,000	24,277

	Principal Amount ($) or Number of Shares	Fair Value ($)
Government of Peru 5.63%, 11/18/50	13,000	16,705
Government of Uruguay 5.10%, 06/18/50	14,499	16,157

		71,809

Municipal Bonds and Notes - 0.7%
American Municipal Power Inc. 6.27%, 02/15/50	15,000	19,625
New Jersey Transportation Trust Fund Authority 6.88%, 12/15/39	15,000	15,582
Port Authority of New York & New Jersey 4.46%, 10/01/62	40,000	46,189
State of California 5.70%, 11/01/21	40,000	44,602
State of Illinois 5.10%, 06/01/33	10,000	9,983
The University of Texas System 3.35%, 08/15/47	10,000	10,056

		146,037

FNMA (TBA) - 0.0%*
Lehman 5.50%, TBA (i)(j)	50,705	1,095

Total Bonds and Notes (Cost $21,362,059)		21,629,566

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300) (c)	932	25,164

Total Investments in Securities (Cost $21,385,359)		21,654,730

Short-Term Investments - 2.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.25% (Cost $587,481) (a)(f)(k)	587,481	587,481

Total Investments (Cost $21,972,840)		22,242,211

Liabilities in Excess of Other Assets, net - (1.8)%		(395,199)

NET ASSETS - 100.0%		21,847,012

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2017

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

Markit CDX North America Investment Grade Index	CME Group Inc.	$570	1.00%	Quarterly	12/20/22	$(13,592)	$(12,177)	$(1,415)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Received Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group Inc.	$160	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.62%	10/16/43	$(1,464)	$—	$(1,464)
CME Group Inc.	48	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	10/10/43	(694)	1	(695)
CME Group Inc.	61	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	11/07/43	(854)	—	(854)
CME Group Inc.	98	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.67%	10/24/43	(1,865)	—	(1,865)

								$(4,878)

								$(6,293)

During the fiscal year ended December 31, 2017, the Fund had an average notional value of $1,207,612 on swap contracts.

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation (Depreciation)

Ultra Long-Term U.S. Treasury Bond Futures	March 2018	5	834,024	$838,281	$4,256
5 Yr. U.S. Treasury Notes Futures	March 2018	18	2,101,434	2,090,953	(10,481)
10 Yr. U.S. Treasury Notes Futures	March 2018	11	1,366,987	1,364,516	(2,471)

					$(8,696)

The Fund had the following short futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation

U.S. Long Bond Futures	March 2018	4	(612,846)	$(612,000)	$846
2 Yr. U.S. Treasury Notes Futures	March 2018	6	(1,287,614)	(1,284,656)	2,958
10 Yr. U.S. Treasury Ultra Futures	March 2018	4	(536,034)	(534,250)	1,784

					$5,588

					$(3,108)

During the fiscal year ended December 31, 2017, the Fund had average notional values of $3,555,039 and $2,242,093 on long futures contracts and short futures contracts, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Notes to Schedule of Investments — December 31, 2017

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.
(b)	Step coupon bond.
(c)	Variable or floating rate security. The stated rate represents the rate at December 31, 2017.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	Coupon amount represents effective yield.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to $1,230,180 or 5.63% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by State Street Variable Insurance Series Funds, Inc.’s Board of Directors (the “Board”).
(i)	Security is in default.
(j)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board. Security value is determined based on level 3 inputs.
(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of December 31, 2017.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasuries	$—	$8,880,127	$—	$8,880,127
Agency Mortgage Backed	—	2,725,221	—	2,725,221
Agency Collateralized Mortgage Obligations	—	96,743	—	96,743
Asset Backed	—	547,188	—	547,188
Corporate Notes	—	8,309,887	—	8,309,887
Non-Agency Collateralized Mortgage Obligations	—	851,459	—	851,459
Sovereign Bonds	—	71,809	—	71,809
Municipal Bonds and Notes	—	146,037	—	146,037
FNMA (TBA)	—	—	1,095	1,095
Preferred Stock	25,164	—	—	25,164
Short-Term Investments	587,481	—	—	587,481

Total Investments in Securities	$612,645	$21,628,471	$1,095	$22,242,211

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund

Notes to Schedule of Investments, continued — December 31, 2017

Investments	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(1,415)	$—	$(1,415)
Interest Rate Swap Contracts - Unrealized Depreciation	—	(4,878)	—	(4,878)
Long Futures Contracts - Unrealized Appreciation	4,256	—	—	4,256
Long Futures Contracts - Unrealized Depreciation	(12,952)	—	—	(12,952)
Short Futures Contracts - Unrealized Appreciation	5,588	—	—	5,588

Total Other Financial Instruments	$(3,108)	$(6,293)	$—	$(9,401)

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,403,695	$3,403,695	$11,063,374	$13,879,588	587,481	$587,481	$15,871

See Notes to Schedule of Investments and Notes to Financial Statements.

20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/17	12/31/16	12/31/15*		12/31/14*		12/31/13*
Inception date							1/3/95

Net asset value, beginning of period	$11.37	$11.25	$11.56		$11.25		$11.71

Income/(loss) from investment operations:
Net investment income	0.19 (a)	0.24	0.25		0.27		0.30
Net realized and unrealized gains/(losses) on investments	0.18	0.09	(0.30)		0.31		(0.46)

Total income/(loss) from investment operations	0.37	0.33	(0.05)		0.58		(0.16)

Less distributions from:
Net investment income	0.25	0.21	0.26		0.27		0.30

Total distributions	0.25	0.21	0.26		0.27		0.30

Net asset value, end of period	$11.49	$11.37	$11.25		$11.56		$11.25

Total Return(b)	3.25%	2.98%	(0.42)%		5.12%		(1.34)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,847	$25,582	$28,375		$32,668		$34,788

Ratios to average net assets:
Net expenses	1.36%	1.15%	1.06	%(c)	0.91	%(d)	0.79	%(d)
Gross expenses	1.36%	1.15%	1.11%		0.91%		0.80%
Net investment income	1.62%	1.98%	2.06%		2.14%		2.41%
Portfolio turnover rate	255%	220%	241%		282%		256%
Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	21

State Street Income V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2017

Assets
Investments in securities, at fair value (cost $21,385,359)	$21,654,730
Short-term affiliated investments, at fair value	587,481
Cash	9,397
Receivable for investments sold	8,234
Income receivables	144,539
Receivable for fund shares sold	399
Income receivable from affiliated investments	601
Variation margin receivable on open futures contracts	3,262
Other assets	416

Total assets	22,409,059

Liabilities
Payable for investments purchased	496,509
Payable for fund shares redeemed	652
Payable for variation margin on open centrally cleared swap contracts	3,693
Payable to the Adviser (Note 4)	9,273
Payable to the Custodian (Note 4)	12,786
Accrued other expenses	39,134

Total liabilities	562,047

Net Assets	$21,847,012

Net Assets Consist of:
Capital paid in	$21,727,598
Undistributed (distributions in excess of) net investment income	8,327
Accumulated net realized loss	(148,883)
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	269,371
Futures	(3,108)
Swap contracts	(6,293)

Net Assets	$21,847,012

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,901,901
Net asset value per share	$11.49

The accompanying Notes are an integral part of these financial statements.

22	Statement of Assets and Liabilities

State Street Income V.I.S. Fund

Statement of Operations — For the year ended December 31, 2017

Investment Income
Income
Dividend	$6,506

Interest	672,744
Income from affiliated investments	15,871

Total income	695,121

Expenses
Advisory and administration fees (Note 5)	117,643
Directors’ fees (Note 6)	1,793
Custody and accounting expenses — net (Note 5)	143,484
Professional fees	32,960
Other expenses	20,916

Total expenses	316,796

Net investment income	$378,325

Net Realized and Unrealized Gain (loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$214,499
Futures	(22,381)
Written options	6,766
Swap contracts	(69,931)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	246,733
Futures	3,849
Swap contracts	15,909

Net realized and unrealized gain (loss) on investments	395,444

Net Increase in Net Assets Resulting from Operations	$773,769

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	23

State Street Income V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$378,325	$541,644
Net realized gain (loss) on investments, futures, options and swap contracts	128,953	55,048
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	266,491	256,314

Net increase (decrease) from operations	773,769	853,006

Distributions to shareholders from:
Net investment income	(460,900)	(475,102)

Total distributions	(460,900)	(475,102)

Increase (decrease) in assets from operations and distributions	312,869	377,904

Share transactions:
Proceeds from sale of shares	352,577	818,231
Value of distributions reinvested	460,900	475,102
Cost of shares redeemed	(4,860,905)	(4,465,035)

Net increase (decrease) from share transactions	(4,047,428)	(3,171,702)

Total increase (decrease) in net assets	(3,734,559)	(2,793,798)

Net Assets
Beginning of year	25,581,571	28,375,369

End of year	$21,847,012	$25,581,571

Undistributed (distributions in excess of) net investment income, end of year	$8,327	$—

Changes in Fund Shares
Shares sold	30,432	70,408
Issued for distributions reinvested	40,253	41,970
Shares redeemed	(419,395)	(384,334)

Net decrease in fund shares	(348,710)	(271,956)

The accompanying Notes are an integral part of these financial statements.

24	Statement of Changes in Net Assets

State Street Income V.I.S. Fund

Notes to Financial Statements — December 31, 2017

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

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State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended December 31, 2017.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

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Notes to Financial Statements, continued — December 31, 2017

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Manangement, Inc.’s (“SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Notes to Financial Statements	27

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Notes to Financial Statements, continued — December 31, 2017

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the year ended December 31, 2017 the Fund entered into futures contracts to manage interest rate exposure.

Options on Futures Contracts  The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the year ended December 31, 2017, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Credit Default Swaps  During the year ended December 31, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is

28	Notes to Financial Statements

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Notes to Financial Statements, continued — December 31, 2017 recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the year ended December 31, 2017, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Income V.I.S. Fund
Futures Contracts(a)	$9,844	$—	$—	$—	$—	$9,844

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Income V.I.S. Fund
Futures Contracts(a)	$(12,952)	$—	$—	$—	$—	$(12,952)
Swap Contracts(b)	(4,878)	—	(1,415)	—	—	(6,293)

(a)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.
(b)	Unrealized depreciation on swap contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Notes to Financial Statements	29

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Income V.I.S. Fund
Futures Contracts	$(22,381)	$—	$—	$—	$—	$(22,381)
Swap Contracts	(693)	—	(69,238)	—	—	(69,931)
Purchased Option Contracts(a)	—	—	—	(9,433)	—	(9,433)
Written Option Contracts	—	—	—	6,766	—	6,766

(a)	Options purchased are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Income V.I.S. Fund
Futures Contracts	$3,849	$—	$—	$—	$—	$3,849
Swap Contracts	(4,878)	—	20,787	—	—	15,909

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2017 are disclosed in the Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended, December 31, 2017 were as follows:

U.S. Government Securities
Purchases	Sales

$52,511,672	$53,079,459

Non-U.S. Government Securities
Purchases	Sales

$6,422,011	$9,362,699

30	Notes to Financial Statements

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Notes to Financial Statements, continued — December 31, 2017

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for swap contracts, futures contracts, paydown losses, straddle loss deferrals, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$460,900	$—	$460,900

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$475,102	$—	$475,102

At December 31, 2017 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards*	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses**	Total

$8,327	$(128,067)	$—	$239,154	$—	$119,414

*	A portion of the Fund’s Capital Loss Carryover may be subject to limitations.
**	The Fund has elected to defer certain qualified late-year losses in the next taxable year.

As of December 31, 2017, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring Short-Term*	Non-Expiring Long-Term*

$72,179	$55,888

*	Must be utilized prior to losses subject to expiration.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$21,976,308	$437,477	$(180,975)	$256,502

9.	Line of Credit

The Fund and other affiliated Funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

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The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017 the Fund and other affiliated Funds participated in a $360 million revolving credit facility.

The Fund had no outstanding loans as of December 31, 2017.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	Notes to Financial Statements

State Street Income V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of State Street Variable Insurance Series Funds, Inc. and Shareholders of State Street Income V.I.S. Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Income V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Income V.I.S. Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 16, 2018

Report of Independent Registered Public Accounting Firm	33

State Street Income V.I.S. Fund

Additional Information — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS
Jeanne M. La Porta SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	Director and President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – present); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).	18	Trustee and President of State Street Institutional Funds (2014 – present); Trustee of Elfun Funds (2014 – present).

34	Additional Information

State Street Income V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Arthur A. Jensen SSGA FM 1600 Summer St. Stamford, CT 06905 Age 51	Treasurer	Term: Until successor is elected and qualified Served: Since June 2011	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GEAM (April 2011 – July 2016).	N/A	N/A

Robert Herlihy SSGA FM 1600 Summer St. Stamford, CT 06905 Age 50	Chief Compliance Officer	Term: Until successor is elected and qualified Served: Since July 2005	Managing Director at State Street Global Advisors (July 2016 – present); Deputy Chief Compliance Officer of Elfun Funds (July 2016 – present); Chief Compliance Officer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (July 2005 – present); Chief Compliance Officer of GEAM and Elfun Funds (July 2005 – July 2016).	N/A	N/A

Brian Harris SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 44	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 – 2013).	N/A	N/A

Bruce S. Rosenberg SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 56	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Additional Information	35

State Street Income V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Ann M. Carpenter SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 51	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*	N/A	N/A

Chad C. Hallett SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 48	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

Darlene Anderson-Vasquez SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 49	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 38	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 Age 41	Secretary	Term: Until successor is elected and qualified Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

36	Additional Information

State Street Income V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
John R. Costantino c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Chairman of the Board	Term: Until successor is elected and qualified Served: Since 1997	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	12	Trustee of State Street Institutional Funds (1997 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

R. Sheldon Johnson c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Director	Term: Until successor is elected and qualified Served: Since April 2011	Retired (2006 – present); Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. (2002 – 2006); and Managing Director at Morgan Stanley & Co., Inc. (1988 – 2006).	12	Trustee of State Street Institutional Funds (April 2011 – present) and Trustee of St. Lawrence University (2003 – present).

Donna M. Rapaccioli c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 55	Director	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	12	Trustee of State Street Institutional Funds (January 2012 – present) and Trustee of Emmanuel College (2010 – present).

Additional Information	37

State Street Income V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

38	Investment Team

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Annual Report

December 31, 2017

State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Annual Report

December 31, 2017

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Real Estate Securities V.I.S. Fund

Notes to Performance — December 31, 2017 (Unaudited)

The information provided on the performance page relates to the State Street Real Estate Securities V.I.S Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free
(800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

FTSE NAREIT Equity REITs Index is an unmanaged index of all tax-qualified equity real estate investment trusts (“REITs”) (except Timber REITs or Infrastructure REITs) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The peer universe of the underlying annuity funds used for the peer group average annual total return calculation is based on a blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. The Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to that of the Fund.

©2018 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee of future results.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Real Estate Securities V.I.S. Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Q.	How did the State Street Real Estate Securities V.I.S. Fund (the “Fund”) perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2017?

A.	For the twelve-month period ended December 31, 2017, the Fund returned 5.84%. The FTSE NAREIT Equity REITs Index, the Fund’s benchmark, returned 5.23% and the Fund’s Morningstar peer group of 47 U.S. Insurance Real Estate funds returned an average of 5.43% over the same period.

Q.	What market factors affected the Fund’s performance?

A.	Considering the market’s optimism for faster economic growth and tax reform, it is not surprising that more cyclically sensitive stocks outperformed defensive, yield-oriented stocks over 2017. The 10-year U.S. Treasury yield was generally range bound all year, bouncing back and forth based on the market’s expectation for near-term Fed policy. The REIT market too was generally range bound all year. REIT share prices were flat, but thanks to the high dividend component REITs generated an overall positive total return for the year. There was generally wide dispersion in property-type performance all year. Those property-types with a secular growth theme like data centers, industrial or single-family residential and those with shorter lease durations like hotels and apartments fared the best. Property types with longer-lease durations which are unable to immediately enjoy the benefit of faster economic growth and those sectors with a negative secular trend like retail performed relatively poorly all year.

Q.	What were the primary drivers of Fund performance?

A.	On a net-of-fees basis, the Fund outperformed its benchmark by 61 bps in 2017. The positive contribution from stock selection was broad-based with exposure to hotels, alternative housing, regional malls, infill office, and self-storage generating strong alpha, somewhat offset by negative alpha by exposure to suburban office and diversified. Sector selection outperformance was driven by overweights to industrial and data centers relative to the Index, though the underweight to specialty did detract somewhat to relative performance.

2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2017 — December 31, 2017

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,040.70	$1,020.01
Expenses paid during the period*	$5.30	$5.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%** (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended 12/31/17

	One Year	Five Year	Ten Year
Number of funds in peer group	47	45	39
Peer group average annual total return	5.43%	8.50%	6.97%
Morningstar Category in peer group: U.S. Insurance Real Estate

Top Ten Largest Holdings

as of December 31, 2017 (as a % of Fair Value) (a)(b)

Simon Property Group Inc.	6.68%
Equinix Inc.	6.08%
Prologis Inc. REIT	5.28%
AvalonBay Communities Inc.	5.08%
Boston Properties Inc.	3.23%
Healthcare Trust of America Inc., Class A	2.98%
CubeSmart	2.97%
Iron Mountain Inc.	2.86%
HCP Inc.	2.68%
Alexandria Real Estate Equities Inc.	2.51%

Sector Allocation as of December 31, 2017

Portfolio composition as a % of Fair Value of $61,288 (in thousands) as of December 31, 2017 (a)(b)

Average Annual Total Return for the periods ended December 31, 2017

Class 1 Shares (Inception date: 5/01/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Real Estate Securities V.I.S. Fund	5.84%	10.09%	8.80%	$23,239
FTSE NAREIT Equity REITs Index	5.23%	9.46%	7.44%	$20,490

4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments — December 31, 2017

	Number of Shares	Fair Value $

Common Stock (REITs) - 98.8%†
Alternate Housing - 6.4%
American Homes 4 Rent, Class A	63,240	1,381,161
Invitation Homes Inc.	51,810	1,221,162
Sun Communities Inc.	14,720	1,365,722

		3,968,045

Diversified - 5.1%
JBG SMITH Properties	17,980	624,445
VEREIT Inc.	165,350	1,288,077
Vornado Realty Trust	15,500	1,211,790

		3,124,312

Freestanding - 2.8%
Realty Income Corp.	15,450	880,959
STORE Capital Corp.	33,320	867,653

		1,748,612

Healthcare - 8.7%
HCP Inc.	62,950	1,641,736
Healthcare Trust of America Inc., Class A	60,868	1,828,475
Medical Properties Trust Inc.	40,047	551,848
Welltower Inc.	20,850	1,329,604

		5,351,663

Hotel - 6.2%
Chesapeake Lodging Trust	16,300	441,567
Hilton Worldwide Holdings Inc.	10,640	849,710
Host Hotels & Resorts Inc.	28,070	557,189
LaSalle Hotel Properties	29,670	832,837
Park Hotels & Resorts Inc.	22,389	643,684
Sunstone Hotel Investors Inc.	30,160	498,545

		3,823,532

Industrial - 9.5%
DCT Industrial Trust Inc.	11,890	698,894
Duke Realty Corp.	42,985	1,169,622
Prologis Inc. REIT	50,130	3,233,886
STAG Industrial Inc.	28,970	791,750

		5,894,152

Multifamily - 12.2%
Apartment Investment & Management Co., Class A	21,060	920,533
AvalonBay Communities Inc.	17,440	3,111,470
Camden Property Trust	10,670	982,280
Essex Property Trust Inc.	4,910	1,185,127
UDR Inc.	34,320	1,322,006

		7,521,416

	Number of Shares	Fair Value $
Office - 15.4%
Alexandria Real Estate Equities Inc.	11,780	1,538,350
Boston Properties Inc.	15,220	1,979,056
Columbia Property Trust Inc.	22,460	515,457
Corporate Office Properties Trust	24,790	723,868
Cousins Properties Inc.	60,160	556,480
Douglas Emmett Inc.	15,880	652,033
Highwoods Properties Inc.	17,940	913,325
Hudson Pacific Properties Inc.	20,607	705,790
Kilroy Realty Corp.	11,220	837,573
Mack-Cali Realty Corp.	49,130	1,059,243

		9,481,175

Regional Malls - 9.5%
GGP Inc.	57,780	1,351,474
Simon Property Group Inc.	23,860	4,097,717
Taubman Centers Inc.	5,900	386,037

		5,835,228

Self Storage - 5.3%
CubeSmart	62,885	1,818,634
Extra Space Storage Inc.	8,080	706,596
Public Storage	3,640	760,760

		3,285,990

Shopping Centers - 6.2%
DDR Corp.	49,730	445,581
Kimco Realty Corp.	32,930	597,680
Regency Centers Corp.	18,630	1,288,823
Urban Edge Properties	25,553	651,346
Weingarten Realty Investors	25,923	852,089

		3,835,519

Specialty - 11.5%
CyrusOne Inc.	18,790	1,118,569
Equinix Inc.	8,230	3,730,001
Iron Mountain Inc.	46,413	1,751,162
QTS Realty Trust Inc., Class A	9,070	491,231

		7,090,963

Total Common Stock (REITs) (Cost $56,716,142)		60,960,607

Short-Term Investments - 0.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.25% (Cost $327,393) (a)(b)	327,393	327,393

Total Investments (Cost $57,043,535)		61,288,000

Other Assets and Liabilities, net - 0.6%		396,898

NET ASSETS - 100.0%		61,684,898

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Notes to Schedule of Investments — December 31, 2017

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of December 31, 2017.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$60,960,607	$—	$—	$60,960,607
Short-Term Investments	327,393	—	—	327,393

Total Investments in Securities	$61,288,000	$—	$—	$61,288,000

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	741,322	$741,322	$16,589,698	$17,003,627	327,393	$327,393	$2,994

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Real Estate Securities V.I.S. Fund	7

State Street Real Estate Securities V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date						5/1/95

Net asset value, beginning of period	$12.37	$13.30	$14.74	$12.68		$13.27

Income/(loss) from investment operations:
Net investment income	0.15 (a)	0.31	0.29	0.28		0.19
Net realized and unrealized gains/(losses) on investments	0.57	0.71	0.41	3.79		0.16

Total income from investment operations	0.72	1.02	0.70	4.07		0.35

Less distributions from:
Net investment income	0.22	0.35	0.28	0.29		0.20
Net realized gains	0.55	1.60	1.86	1.72		0.74

Total distributions	0.77	1.95	2.14	2.01		0.94

Net asset value, end of period	$12.32	$12.37	$13.30	$14.74		$12.68

Total return(b)	5.84%	8.00%	4.56%	31.90%		2.60%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$61,685	$72,483	$78,912	$91,007		$102,603

Ratios to average net assets:
Net expenses	1.01%	0.97%	0.95%	0.94	%(c)	0.96	%(c)
Gross expenses	1.01%	0.97%	0.95%	0.94%		0.96%
Net investment income	1.16%	1.95%	1.80%	1.57%		1.50%
Portfolio turnover rate	73%	67%	57%	53%		82%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

8	Financial Highlights

State Street Real Estate Securities V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2017

Assets
Investments in securities, at fair value (cost $56,716,142)	$60,960,607
Short-term affiliated investments, at fair value	327,393
Receivable for investments sold	125,429
Income receivables	324,366
Income receivables from affiliated investments	252
Receivable for fund shares sold	32,075
Other assets	1,231

Total assets	61,771,353

Liabilities
Payable for fund shares redeemed	738
Payable to the Adviser (Note 3)	44,301
Payable to the Custodian (Note 3)	2,373
Accrued other expenses	39,043

Total liabilities	86,455

Net Assets	$61,684,898

Net Assets Consist of:
Capital paid in	$57,190,973
Accumulated net realized gain	249,460
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	4,244,465

Net Assets	$61,684,898

Shares outstanding ($0.01 par value; unlimited shares authorized)	5,006,497
Net asset value per share	$12.32

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	9

State Street Real Estate Securities V.I.S. Fund

Statement of Operations — For the year ended December 31, 2017

Investment Income
Income
Dividend	$1,449,867
Income from affiliated investments	2,994

Total income	1,452,861

Expenses
Advisory and administration fees (Note 3)	570,958
Directors’ fees (Note 4)	5,095
Custody and accounting expenses — net (Note 3)	32,197
Professional fees	30,878
Other expenses	35,310

Total Expenses	674,438

Net investment income	$778,423

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$2,190,292
Increase (decrease) in unrealized appreciation/(depreciation) on investments	873,041

Net realized and unrealized gain (loss) on investments	3,063,333

Net increase in net assets resulting from operations	$3,841,756

The accompanying Notes are an integral part of these financial statements.

10	Statement of Operations

State Street Real Estate Securities V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

Operations:
Net investment income	$778,423	$1,474,630
Net realized gain (loss) on investments	2,190,292	7,834,371
Net increase (decrease) in unrealized appreciation/depreciation on investments	873,041	(3,629,734)

Net increase (decrease) from operations	3,841,756	5,679,267

Distributions to shareholders from:
Net investment income	(1,040,860)	(1,747,854)
Net realized gains	(2,570,772)	(8,094,477)

Total distributions	(3,611,632)	(9,842,331)

Increase (decrease) in assets from operations and distributions	230,124	(4,163,064)

Share transactions:
Proceeds from sale of shares	1,252,390	7,409,090
Value of distributions reinvested	3,611,632	9,842,331
Cost of shares redeemed	(15,891,981)	(19,518,072)

Net increase (decrease) from share transactions	(11,027,959)	(2,266,651)

Total increase (decrease) in net assets	(10,797,835)	(6,429,715)

Net Assets
Beginning of year	72,482,733	78,912,448

End of year	$61,684,898	$72,482,733

Changes in Fund Shares
Shares sold	100,497	500,614
Issued for distributions reinvested	295,551	814,763
Shares redeemed	(1,250,950)	(1,385,424)

Net decrease in fund shares	(854,902)	(70,047)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements — December 31, 2017

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3

12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended December 31, 2017.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (“SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of the Fund		Management Fees

First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2017 are disclosed in the Schedule of Investments.

4.	Sub-Advisor

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Management, Inc. (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended, December 31, 2017 were as follows:

Purchases	Sales

$48,072,682	$60,846,119

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as regulated investment companies Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, REITs, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$1,040,860	$2,570,772	$3,611,632

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$3,258,333	$6,583,998	$9,842,331

At December 31, 2017 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards*	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses**	Total

$60,033	$—	$623,149	$3,810,747	$—	$4,493,929

*	A portion of the Fund’s Capital Loss Carryover may be subject to limitations.
**	The Fund has elected to defer certain qualified late-year losses in the next taxable year.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$57,477,253	$5,113,652	$1,302,905	$3,810,747

8.	Line of Credit

The Fund and other affiliated Funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017 the Fund and other affiliated Funds participated in a $360 million revolving credit facility.

The Fund had no outstanding loans as of December 31, 2017.

Notes to Financial Statements	15

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of State Street Variable Insurance Series Funds, Inc. and Shareholders of State Street Real Estate Securities V.I.S. Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Real Estate Securities V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Real Estate Securities V.I.S. Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 16, 2018

Report of Independent Registered Public Accounting Firm	17

State Street Real Estate Securities V.I.S. Fund

Tax Information — December 31, 2017 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2017.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2017 in the amount of $2,570,772.

18	Tax Information

State Street Real Estate Securities V.I.S. Fund

Additional Information — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS
Jeanne M. La Porta SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	Director and President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – present); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).	18	Trustee and President of State Street Institutional Funds (2014 – present); Trustee of Elfun Funds (2014 – present).

Additional Information	19

State Street Real Estate Securities V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Arthur A. Jensen SSGA FM 1600 Summer St. Stamford, CT 06905 Age 51	Treasurer	Term: Until successor is elected and qualified Served: Since June 2011	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GEAM (April 2011 – July 2016).	N/A	N/A

Robert Herlihy SSGA FM 1600 Summer St. Stamford, CT 06905 Age 50	Chief Compliance Officer	Term: Until successor is elected and qualified Served: Since July 2005	Managing Director at State Street Global Advisors (July 2016 – present); Deputy Chief Compliance Officer of Elfun Funds (July 2016 – present); Chief Compliance Officer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (July 2005 – present); Chief Compliance Officer of GEAM and Elfun Funds (July 2005 – July 2016).	N/A	N/A

Brian Harris SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 44	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 – 2013).	N/A	N/A

Bruce S. Rosenberg SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 56	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

20	Additional Information

State Street Real Estate Securities V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Ann M. Carpenter SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 51	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*	N/A	N/A

Chad C. Hallett SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 48	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

Darlene Anderson-Vasquez SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 49	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 38	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 Age 41	Secretary	Term: Until successor is elected and qualified Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 - 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

Additional Information	21

State Street Real Estate Securities V.I.S. Fund

Additional Information, continued — December 31, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
John R. Costantino c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Chairman of the Board	Term: Until successor is elected and qualified Served: Since 1997	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	12	Trustee of State Street Institutional Funds (1997 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 - February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

R. Sheldon Johnson c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Director	Term: Until successor is elected and qualified Served: Since April 2011	Retired (2006 – present); Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. (2002 – 2006); and Managing Director at Morgan Stanley & Co., Inc. (1988 – 2006).	12	Trustee of State Street Institutional Funds (April 2011 – present) and Trustee of St. Lawrence University (2003 – present).

Donna M. Rapaccioli c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 55	Director	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	12	Trustee of State Street Institutional Funds (January 2012 – present) and Trustee of Emmanuel College (2010 – present).

22	Additional Information

State Street Real Estate Securities V.I.S. Fund

Sub-Advisory Agreement Approval (Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of a New Sub-Advisory Agreement with CSIM Investment Management LLC

At a meeting of the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “V.I.S. Funds”) held on December 14, 2017 (the “Board Meeting”), members of the Board, including a majority of the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Board Members”) who were present at the Board Meeting, considered and unanimously approved a new sub-advisory agreement by and among SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the V.I.S. Funds on behalf of the State Street Real Estate Securities V.I.S. Fund (the “Real Estate Securities V.I.S. Fund”) and CSIM Investment Management LLC (“CSIM”) (the “New Sub-Advisory Agreement”).

CSIM is a newly-formed entity owned by members of the existing management team of CenterSquare Investment Management, Inc. (“CenterSquare”), the Real Estate Securities V.I.S. Fund’s current sub-adviser, private funds sponsored by Lovell Minnick Partners LLC, a private equity firm, and certain co-investors.

At the Board Meeting, the Board considered that the definitive agreement entered into by The Bank of New York Mellon Corporation to sell the assets of CenterSquare to CSIM (the “Transaction”), would result in a change of control of CenterSquare, and, consequently, the assignment and automatic termination of the current sub-advisory agreement with CenterSquare (the “Existing Sub-Advisory Agreement”) pursuant to the terms of said agreement and provisions of the 1940 Act.

In advance of the Board Meeting, the Board received materials from SSGA FM and CenterSquare, and had the opportunity to ask questions and request additional information in connection with its consideration. The materials detailed, among other things, information about CenterSquare and its professional staff and CenterSquare’s experience, expertise, and historical performance in managing similar funds and in servicing institutional clients. At the Board Meeting, the Board discussed the Transaction with representatives of SSGA FM and CenterSquare, as well as the terms of the New Sub-Advisory Agreement and the implications, if any, that the closing of the Transaction would have for CenterSquare’s performance as the investment sub-adviser to the Real Estate Securities V.I.S. Fund. At the Board Meeting, representatives of SSGA FM and CenterSquare confirmed that there would be no change in CenterSquare’s investment process or personnel who have been principally responsible for the portfolio management of the Real Estate Securities V.I.S. Fund as a result of the Transaction. In addition, representatives of SSGA FM confirmed that the terms of the New Sub-Advisory Agreement were substantially the same in all material respects as those of the Existing Sub-Advisory Agreement.

In order for CSIM to provide uninterrupted investment sub-advisory services to the Real Estate Securities V.I.S. Fund after consummation of the Transaction, the Board, including a majority of the Independent Board Members, approved CSIM as the sub-adviser for the Real Estate Securities V.I.S. Fund and the New Sub-Advisory Agreement with CSIM, effective upon consummation of the Transaction. In approving the New Sub-Advisory Agreement with CSIM, the Directors considered those factors they deemed relevant, including the nature, quality and extent of services expected to be provided by CSIM. In its deliberations, the Board did not identify any single factor that was dispositive, and each Director may have attributed different weights to the various factors. The Directors evaluated this information and all other information made available to them by SSGA FM and CenterSquare, as well as the presentations and discussions that occurred at the Board Meeting.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Sub-Advisory Agreement with CSIM are discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Real Estate Securities V.I.S. Fund by CSIM under the New Sub-Advisory Agreement. The Board noted that, as a result of the Transaction, there was not expected to be any material changes in the nature, extent or quality of the sub-advisory services currently provided by CenterSquare, or in the portfolio management of the Real Estate Securities V.I.S. Fund. The Board focused on its experiences with CenterSquare in connection with its prior and current service as sub-adviser to the Real Estate Securities V.I.S. Fund. The Board considered CenterSquare’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by CenterSquare to the Real Estate Securities V.I.S. Fund, and expected to be provided by CSIM after consummation of the Transaction.

Sub-Advisory Agreement Approval	23

State Street Real Estate Securities V.I.S. Fund

Sub-Advisory Agreement Approval (Unaudited), continued

In light of the foregoing, the Board, including the Independent Board Members, concluded that the breadth and quality of services to be provided by CSIM was expected to be satisfactory, particularly given that there would be no change in the investment process or personnel who have been principally responsible for the portfolio management of the Real Estate Securities V.I.S. Fund as a result of the Transaction.

Investment Performance of CenterSquare.

The Board members considered the investment performance of the Real Estate Securities V.I.S. Fund for various periods. The Board members reviewed detailed information provided by CenterSquare comparing their performance to that of relevant securities indices and peer groupings over these periods at the Board Meeting. On this basis, the Board, including the Independent Board Members, concluded that CenterSquare’s historical performance record in managing CenterSquare’s investment portfolio, when viewed together with the other factors considered by the Board, supported a decision to approve the New Sub-Advisory Agreement.

Cost of the Services to be Provided to the Real Estate Securities V.I.S. Fund.

The Board considered the proposed fees payable under the New Sub-Advisory Agreement, noting that the fees would be paid by SSGA FM, and not the Real Estate Securities V.I.S. Fund. The Board considered that the proposed fee rates to be paid to CSIM by SSGA FM under the New Sub-Advisory Agreement were the same as the fees paid to CenterSquare under the Existing Sub-Advisory Agreement and have been negotiated at arm’s-length. The Board concluded that the fees payable to CSIM by SSGA FM under the New Sub-Advisory Agreement, considered in relation to the services expected to be provided, supported the Board’s approval of the New Sub-Advisory Agreement.

In addition, the Board recognized that, because the fee rates payable to CSIM were the same as the fee rates paid to CenterSquare under the Existing Sub-Advisory Agreement and would be paid by SSGA FM, the Transaction had no impact on the profitability of the Real Estate Securities V.I.S. Fund to SSGA FM, and an analysis of profitability was more appropriate in the context of the Board’s consideration of the investment advisory and administration agreement with SSGA FM. Accordingly, considerations of profitability with respect to approval of the New Sub-Advisory Agreement with CSIM were not relevant to the Board’s determination to approve the New Sub-Advisory Agreement.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board members considered the extent to which economies of scale would be realized as the Real Estate Securities V.I.S. Fund grows, and whether fee levels reflect these economies of scale for the benefit of Real Estate Securities V.I.S. Fund investors. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fees, because SSGA FM will pay CSIM out of its advisory fees received from the Real Estate Securities V.I.S. Fund, and noted that the Board considered economies of scale for the Real Estate Securities V.I.S. Fund in connection with the investment advisory and administration agreement with SSGA FM.

Comparison of Services to be Rendered and Fees to be Paid.

The Board reviewed and discussed the services expected to be provided to the Real Estate Securities V.I.S. Fund by CSIM, and the proposed fee rates to be charged to SSGA FM for those services. The Board members reviewed comparative mutual fund and/or other account fee information provided by CenterSquare.

The Board, including the Independent Board Members, concluded that, based on this information, the proposed sub-advisory fees, considered in relation to the services expected to be provided, supported the Board’s approval of the New Sub-Advisory Agreement.

Fall-Out Benefits.

The Board considered that there may be financial benefits that CSIM may derive from its relationship with SSGA FM and the Real Estate Securities V.I.S. Fund, including soft dollar commission benefits generated through the Real Estate Securities V.I.S. Fund’s portfolio transactions. The Board noted, however, that the Real Estate Securities V.I.S. Fund should benefit from the resources expected to be made available through CSIM, and that the Real Estate Securities V.I.S. Fund represents only a small portion of the assets managed by CSIM.

24	Sub-Advisory Agreement Approval

State Street Real Estate Securities V.I.S. Fund

Sub-Advisory Agreement Approval (Unaudited), continued

The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed fees under the New Sub-Advisory Agreement.

Conclusion.

No single factor was determinative to the Board’s decision. Based on the Directors’ discussion and such other matters as were deemed relevant, the Board, including the Independent Board Members, determined to approve the New Sub-Advisory Agreement.

Sub-Advisory Agreement Approval	25

State Street Real Estate Securities V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

26	Investment Team

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Annual Report

December 31, 2017

State Street Total Return V.I.S. Fund

State Street Total Return V.I.S Fund

Annual Report

December 31, 2017

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Total Return V.I.S. Fund

Notes to Performance — December 31, 2017 (Unaudited)

The information provided on the performance page relates to the State Street Total Return V.I.S Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The MSCI All Country World Index ex-U.S. (“MSCI® ACWI ex-U.S.”) is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The peer universe of the underlying annuity funds used for the peer group average annual total return calculation is based on a blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. The Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to that of the Fund.

©2018 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee of future results.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Total Return V.I.S. Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Q.	How did the State Street Total Return V.I.S. Fund (the “Fund”) perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2017?

A.	For the twelve-month period ended December 31, 2017, the Fund returned 15.58% for Class 1 shares and 15.26% for Class 3 shares. The Fund’s broad based benchmarks, the S&P 500® Index (S&P 500 Index), the MSCI All Country World ex-U.S. Index, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 21.83%, 27.19% and 3.54%, respectively. The Fund’s Morningstar peer group of 358 U.S. Insurance Allocation — 50%-70% Equity funds returned an average of 14.47% over the same period.

Q.	What market factors affected the Fund’s performance?

A.	Throughout 2017 we witnessed a synchronized global growth cycle where solid growth, coupled with low rates, inflation, and volatility, became the catalyst for solid returns across all asset classes. For the S&P 500 Index, it was the strongest annual performance since 2013. Emerging market equities saw their best year since 2009. International equities were bolstered by a persistently weaker dollar which saw the Euro outperform the U.S. dollar by over 14%. The CBOE Volatility Index fell to all-time lows and episodic spikes in volatility were short lived.

In the U.S., at the start of the year the market was pricing in two rate hikes but the Federal Reserve (the “Fed”) delivered three. This had little effect on lifting long term rates with the 10 year staying essentially flat on the year. Improving credit quality aided fixed income through tighter spreads. Tax reform was a focus early in the year but took the entire year to get a bill passed. Earnings and valuations boosted returns driving the S&P 500 Index to its first ever “perfect” year in which the index gained in every month.

The risk of a fractured Europe faded with pro-European candidates elected in France, Germany, and the Netherlands. The European Central Bank remained on pace with Quantitative Easing keeping rates anchored. Fundamentals and the prospects for continued growth across the region appeared to improve. In the United Kingdom, Brexit dominated the macro discussion with much of the timing and logistics still being negotiated. The discussion continued to create short term spikes in volatility.

Q.	What were the primary drivers of Fund performance?

A.	The biggest driver of the Fund’s performance was its position in equities throughout the course of 2017 which was up over 20% for the year. The Fund increased its exposure to international equities in the first quarter of the year, which benefited the Fund as international equity returns improved. Fixed income markets produced modest gains for the Fund with spreads grinding tighter throughout the year.

Within tactical overlay positions, a short U.S. equity futures position, to protect against market volatility, was closed at the early part of the year as our optimism for U.S. equities increased. Meanwhile a tactical position to U.S. high yield bonds yielded a positive contribution for the year.

2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2017 — December 2017

Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,073.30	$1,022.10
Expenses paid during the period*	$3.19	$3.11

Class 3
Account value at the
beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$1,071.80	$1,020.87
Expenses paid during the period*	$4.49	$4.38

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.61%** for Class 1 and 0.86%** for Class 3 (for the period July 1, 2017-December 31, 2017), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund

Performance Summary — December 31, 2017 (Unaudited)

Morningstar Performance Comparison

Based on average annual returns for periods ended 12/31/17

	One Year	Five Year	Ten Year
Number of funds in peer group	358	303	204
Peer group average annual total return	14.47%	8.57%	5.72%
Morningstar Category in peer group: U.S. Insurance Allocation — 50% to 70% Equity

Top Ten Largest Equity Holdings

as of December 31, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	1.32%
Microsoft Corp.	1.00%
Amazon.com Inc.	0.71%
Facebook Inc., Class A	0.64%
Berkshire Hathaway Inc., Class B	0.58%
Johnson & Johnson	0.57%
JPMorgan Chase & Co.	0.57%
Exxon Mobil Corp.	0.54%
Alphabet Inc., Class C	0.48%
Alphabet Inc., Class A	0.48%

Sector Allocation

Portfolio Composition as a % of Fair Value of $2,322,307 (in thousands) as of December 31, 2017 (a)(b)

Average Annual Total Return for the periods ended December 31, 2017

Class 1 Shares (Inception date: 7/01/85)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S Fund	15.58%	8.02%	4.18%	$15,065
S&P 500® Index	21.83%	15.79%	8.50%	$22,603
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%	$14,811
MSCI All Country World ex.-U.S.	27.19%	6.80%	1.84%	$11,999

Class 3 Shares (Inception date: 5/01/06)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S Fund	15.26%	7.76%	3.94%	$14,721
S&P 500® Index	21.83%	15.79%	8.50%	$22,603
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.10%	4.01%	$14,811
MSCI All Country World ex-U.S.	27.19%	6.80%	1.84%	$11,999

4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Performance Summary, continued — December 31, 2017 (Unaudited)

Class 1 Shares

Class 3 Shares

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund

Summary Schedule of Investments — December 31, 2017

	Number of Shares	Fair Value $

Equity Securities - 63.7%†
Consumer Discretionary - 7.6%
Amazon.com Inc. (a)	14,115	16,507,069
Comcast Corp., Class A	164,089	6,571,764
The Home Depot Inc.	41,247	7,817,544
The Walt Disney Co.	53,135	5,712,544
Other Securities	6,953,194	138,915,658

		175,524,579

Consumer Staples - 5.5%
Nestle S.A.	88,904	7,645,105
PepsiCo Inc.	50,308	6,032,935
Philip Morris International Inc.	54,935	5,803,883
The Coca-Cola Co.	135,311	6,208,069
The Procter & Gamble Co.	89,902	8,260,196
Wal-Mart Stores Inc.	51,922	5,127,298
Other Securities	5,028,464	88,372,636

		127,450,122

Energy - 4.0%
Chevron Corp.	66,988	8,386,228
Exxon Mobil Corp.	149,607	12,513,129
Other Securities	6,794,180	71,694,445

		92,593,802

Financials - 11.8%
Bank of America Corp.	342,498	10,110,541
Berkshire Hathaway Inc., Class B (a)	68,043	13,487,483
Citigroup Inc.	93,032	6,922,511
HSBC Holdings PLC	573,673	5,951,420
JPMorgan Chase & Co.	122,578	13,108,491
State Street Corp. (b)	13,036	1,272,444
Wells Fargo & Co.	156,406	9,489,152
Other Securities	39,468,434	212,678,668

		273,020,710

Healthcare - 7.1%
AbbVie Inc. (c)	56,120	5,427,365
Johnson & Johnson	94,893	13,258,450
Merck & Company Inc.	96,712	5,441,984
Novartis AG	63,477	5,367,373
Pfizer Inc.	210,879	7,638,037
Roche Holding AG	20,039	5,068,870
UnitedHealth Group Inc.	34,211	7,542,157
Other Securities	3,506,578	114,993,828

		164,738,064

Industrials - 7.1%
3M Co. (c)	21,163	4,981,135

	Number of Shares	Fair Value $
General Electric Co.	307,011	5,357,342
The Boeing Co.	19,629	5,788,788
Other Securities	7,308,200	148,690,958

		164,818,223

Information Technology - 11.6%
Alibaba Group Holding Ltd. ADR (a)	32,813	5,657,946
Alphabet Inc., Class A (a)	10,534	11,096,516
Alphabet Inc., Class C (a)	10,663	11,157,763
Apple Inc.	181,087	30,645,353
Cisco Systems Inc.	174,334	6,676,992
Facebook Inc., Class A (a)	84,272	14,870,637
Intel Corp.	164,740	7,604,398
Mastercard Inc., Class A	32,752	4,957,343
Microsoft Corp.	272,085	23,274,151
Oracle Corp.	107,086	5,063,026
Samsung Electronics Company Ltd.	2,780	6,616,636
Taiwan Semiconductor Manufacturing Company Ltd.	703,000	5,421,594
Tencent Holdings Ltd.	162,800	8,455,196
Visa Inc., Class A	63,957	7,292,377
Other Securities	6,069,352	121,901,072

		270,691,000

Materials - 3.3%
DowDuPont Inc.	82,254	5,858,130
Other Securities	5,371,211	71,586,306

		77,444,436

Real Estate - 2.0%
Other Securities	5,177,640	46,993,508

		46,993,508

Telecommunication Services - 1.8%
AT&T Inc.	216,980	8,436,182
Verizon Communications Inc.	144,140	7,629,330
Other Securities	7,542,897	25,795,968

		41,861,480

Utilities - 1.9%
Other Securities	6,569,926	43,979,452

		43,979,452

Total Equity Securities (Cost $996,650,175)		1,479,115,376

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2017

	Principal Amount ($)	Fair Value $

Bonds and Notes - 29.2%
U.S. Treasuries - 10.2%
U.S. Treasury Bonds
2.25%, 08/15/46	1,600,000	1,443,296
2.50%, 02/15/45 - 05/15/46	4,510,000	4,294,342
2.75%, 11/15/42	650,000	654,180
2.88%, 08/15/45 - 11/15/46	1,800,000	1,846,614
3.00%, 05/15/42 - 05/15/47	14,300,000	15,038,104
3.13%, 08/15/44	3,000,000	3,224,310
3.38%, 05/15/44	2,900,000	3,254,467
3.63%, 08/15/43 - 02/15/44	1,740,000	2,033,136
3.75%, 11/15/43	1,400,000	1,668,268
4.38%, 02/15/38 - 11/15/39	2,000,000	2,561,085
4.50%, 02/15/36	2,000,000	2,575,700
4.63%, 02/15/40	500,000	664,905
5.25%, 02/15/29	200,000	254,744
5.50%, 08/15/28	1,450,000	1,866,078
6.00%, 02/15/26	1,827,000	2,315,942
6.38%, 08/15/27	200,000	268,366
7.63%, 11/15/22 - 02/15/25	500,000	644,987
7.88%, 02/15/21	2,000,000	2,356,680
8.75%, 05/15/20	3,000,000	3,479,880
U.S. Treasury Notes
1.00%, 10/15/19	3,500,000	3,446,520
1.13%, 01/31/19 - 09/30/21	8,500,000	8,290,477
1.25%, 06/30/19 - 10/31/21	12,500,000	12,281,370
1.38%, 02/28/19 - 05/31/21	17,800,000	17,576,999
1.50%, 11/30/19 - 08/15/26	10,400,000	10,192,797
1.63%, 04/30/19 - 05/15/26	22,240,000	21,782,183
1.75%, 10/31/20 - 09/30/22	11,600,000	11,461,680
1.88%, 12/15/20 - 09/30/22	20,000,000	19,781,870
2.00%, 07/31/20 - 11/15/26	33,844,000	33,480,100
2.13%, 08/31/20 - 11/30/23	8,100,000	8,096,025
2.13%, 12/31/22 (d)	1,500,000	1,494,015
2.25%, 03/31/21 - 08/15/27	18,190,000	18,073,154
2.38%, 12/31/20 - 05/15/27	9,000,000	9,042,080
2.50%, 05/15/24	2,500,000	2,528,500
2.63%, 08/15/20 - 11/15/20	3,885,000	3,954,317
3.13%, 05/15/21	4,000,000	4,139,480
3.63%, 02/15/21	700,000	734,111

		236,800,762

U.S. Government Sponsored Agency - 0.1%
Tennessee Valley Authority
3.50%, 12/15/42	1,000,000	1,070,330

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
2.37%, 05/25/22	600,000	598,689
2.60%, 10/25/23	112,255	113,000
2.75%, 01/25/26	300,000	299,514

	Principal Amount ($)	Fair Value $
2.79%, 10/25/20	26,544	26,679
2.87%, 12/25/21	800,000	812,758
3.06%, 07/25/23 (e)	600,000	615,957
3.30%, 04/25/23 (e)	100,000	103,866
3.39%, 03/25/24	200,000	208,802
3.49%, 01/25/24	300,000	314,657
3.53%, 07/25/23 (e)	800,000	839,947
3.97%, 01/25/21 (e)	200,000	208,865
4.25%, 01/25/20	100,000	103,061
4.33%, 10/25/20 (e)	450,000	472,102
5.09%, 03/25/19	100,000	102,126
Federal National Mortgage Assoc. 2.78%, 06/25/21 (e)	374,775	378,923

		5,198,946

Agency Mortgage Backed - 8.8%
Federal Home Loan Banks 1.25%, 01/16/19	1,800,000	1,788,750
1.38%, 05/28/19 - 11/15/19	2,020,000	2,001,887
1.50%, 10/21/19	1,000,000	992,610
Federal Home Loan Mortgage Corp. 1.13%, 08/12/21	1,137,000	1,096,978
1.25%, 10/02/19	1,500,000	1,480,530
2.38%, 01/13/22	2,100,000	2,116,842
2.50%, 07/01/28 - 02/01/32	3,828,839	3,833,438
2.51%, 11/25/22	300,000	300,653
3.00%, 05/01/30 - 03/01/47	14,718,974	14,829,455
3.50%, 03/01/26 - 11/01/47	13,322,910	13,703,513
4.00%, 06/01/42 - 08/01/47	6,968,745	7,300,145
4.50%, 05/01/42 - 01/01/45	97,758	104,529
5.00%, 12/01/22 - 06/01/41	2,200,159	2,354,091
5.50%, 01/01/38 - 04/01/39	439,283	484,397
6.00%, 06/01/37 - 11/01/37	405,454	452,059
6.25%, 07/15/32	250,000	350,348
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR 1.74%, 06/01/43 (e)	155,306	159,575
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR 2.51%, 08/01/43 (e)	225,984	226,816
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR 2.46%, 05/01/43 (e)	580,325	582,515
Federal National Mortgage Assoc. 1.50%, 07/30/20	500,000	493,680
1.88%, 09/24/26	1,000,000	943,360

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2017

	Principal Amount ($)	Fair Value $

2.13%, 04/24/26	700,000	677,467
2.50%, 02/01/28 - 11/01/31	6,328,490	6,344,804
2.68%, 05/25/21 (e)	99,265	100,149
3.00%, 01/01/28 - 05/01/47	27,856,015	28,055,365
3.50%, 01/01/27 - 11/01/47	28,573,954	29,412,358
4.00%, 10/01/41 - 03/01/47	12,209,614	12,797,925
4.50%, 11/01/18 - 03/01/46	7,991,068	8,563,290
5.00%, 12/01/39 - 06/01/41	2,000,846	2,167,344
5.50%, 12/01/35 - 04/01/38	2,840,064	3,142,149
6.00%, 03/01/34 - 08/01/37	1,990,387	2,217,780
6.63%, 11/15/30	100,000	140,546
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR 1.86%, 04/01/43 (e)	273,749	281,864
Government National Mortgage Assoc. 2.50%, 05/20/45	286,647	280,820
3.00%, 10/15/42 - 06/20/47	17,406,601	17,583,804
3.50%, 03/20/45 - 05/20/47	18,042,343	18,673,844
4.00%, 12/20/40 - 09/20/47	12,119,066	12,697,140
4.50%, 05/20/40	1,523,697	1,625,576
5.00%, 08/15/41	2,416,771	2,622,216

		202,980,612

Asset Backed - 0.2%
Other Securities	4,360,000	4,324,050

Corporate Notes - 8.7%
Apple Inc. 1.10%, 08/02/19	250,000	246,424
1.70%, 02/22/19	200,000	199,440
1.80%, 11/13/19	50,000	49,795
2.00%, 11/13/20	50,000	49,682
2.25%, 02/23/21	200,000	199,668
2.40%, 01/13/23	50,000	49,610
2.50%, 02/09/22	300,000	300,357
2.75%, 01/13/25	50,000	49,592
3.00%, 11/13/27	100,000	99,553
3.25%, 02/23/26	160,000	163,226
3.75%, 11/13/47	50,000	51,406
4.38%, 05/13/45	465,000	523,953
4.50%, 02/23/36	300,000	343,797
4.65%, 02/23/46	185,000	216,563
Microsoft Corp. 1.10%, 08/08/19	200,000	197,328
1.55%, 08/08/21	300,000	292,185

	Principal Amount ($)	Fair Value $
2.40%, 02/06/22 - 08/08/26	500,000	492,786
2.88%, 02/06/24	300,000	304,335
3.45%, 08/08/36	200,000	206,070
3.50%, 02/12/35	65,000	67,592
3.75%, 05/01/43	300,000	314,703
4.45%, 11/03/45	425,000	498,074
Other Securities	187,712,081	196,523,605

		201,439,744

Non-Agency Collateralized Mortgage Obligations - 0.3%
Other Securities	7,228,360	7,476,797

Sovereign Bonds - 0.5%
Other Securities	10,527,000	11,252,667

Municipal Bonds and Notes - 0.2%
Other Securities	4,180,000	5,320,818

FNMA (TBA) - 0.0%*
Lehman 5.50%, TBA (f)(g)	378,353	8,172

Total Bonds and Notes (Cost $672,173,284)		675,872,898

Exchange Traded Funds - 3.2%
Exchange Traded & Mutual Funds - 3.2%
SPDR Bloomberg Barclays High Yield Bond ETF (Cost $72,005,250) (h)	2,022,863	74,279,529

Total Investments in Securities (Cost $1,740,828,709)		2,229,267,803

Short-Term Investments - 4.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.25% (Cost $93,039,371) (h)(i)	93,039,371	93,039,371

Total Investments (Cost $1,833,868,080)		2,322,307,174

Liabilities in Excess of Other Assets, net - (0.1)%		(1,581,550)

NET ASSETS - 100.0%		2,320,725,624

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2017

Other Information:

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation

CME E-mini Russell 2000 Index Futures	March 2018	10	$768,250	$9,712
MSCI EAFE Mini Index Futures	March 2018	1	102,275	2,443
MSCI Emerging Markets Index Futures	March 2018	87	5,062,095	276,458
S&P 500 Emini Index Futures	March 2018	41	5,485,800	45,530
S&P Mid 400 Emini Index Futures	March 2018	2	380,480	1,650

				$335,793

During the fiscal year ended December 31, 2017, the Fund had an average notional value of $14,303,130 and $4,042,326 on long and short futures contracts, respectively.

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments — December 31, 2017

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)	Variable or floating rate security. The stated rate represents the rate at December 31, 2017.
(f)	Security is in default.
(g)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors. Security value is determined based on level 3 inputs
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2017.
*	Less than 0.05%.
**	Less than 0.005%.

Abbreviations:

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Domestic Equity	$834,887,046	$11,161	$—	$834,898,207
Foreign Equity	644,217,169	—	—	644,217,169
U.S. Treasuries	—	236,800,762	—	236,800,762
U.S. Government Sponsored Agencies	—	1,070,330	—	1,070,330
Agency Collateralized Mortgage Obligations	—	5,198,946	—	5,198,946
Agency Mortgage Backed	—	202,980,612	—	202,980,612
Asset Backed	—	4,324,050	—	4,324,050
Corporate Notes	—	201,439,744	—	201,439,744
Non-Agency Collateralized Mortgage Obligations	—	7,476,797	—	7,476,797
Sovereign Bonds	—	11,252,667	—	11,252,667
Municipal Bonds and Notes	—	5,320,818	—	5,320,818
FNMA (TBA)	—	—	8,172	8,172
Exchange Traded & Mutual Funds	74,279,529	—	—	74,279,529
Short-Term Investments	93,039,371	—	—	93,039,371

Total Investments in Securities	$1,646,423,115	$675,875,887	$8,172	$2,322,307,174

Other Financial Instruments
Long Futures Contracts — Unrealized Appreciation	$335,793	$—	$—	$335,793

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2017

The Fund was invested in the following countries/territories at December 31, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)

United States	69.61%
Japan	4.58%
United Kingdom	3.69%
Canada	2.14%
Germany	2.05%
France	1.98%
China	1.92%
Switzerland	1.84%
Australia	1.40%
South Korea	1.02%
Netherlands	0.84%
Taiwan	0.75%
Hong Kong	0.69%
Spain	0.64%
India	0.54%
Sweden	0.51%
Ireland	0.50%
Supranational	0.49%
Brazil	0.48%
South Africa	0.48%
Italy	0.41%
Singapore	0.41%
Mexico	0.39%
Denmark	0.34%
Belgium	0.20%
Russian Federation	0.20%
Finland	0.17%
Norway	0.16%
Indonesia	0.15%
Malaysia	0.15%
Thailand	0.14%

Country/Territory	Percentage (based on Fair Value)

Philippines	0.14%
Poland	0.12%
Chile	0.11%
Colombia	0.09%
Israel	0.08%
Turkey	0.07%
Austria	0.07%
Luxembourg	0.05%
Peru	0.04%
Bermuda	0.04%
New Zealand	0.04%
United Arab Emirates	0.04%
Qatar	0.04%
Hungary	0.04%
Cayman Islands	0.03%
Portugal	0.03%
Uruguay	0.02%
Greece	0.02%
Panama	0.01%
Guernsey	0.01%
Iraq	0.01%
Czech Republic	0.01%
Romania	0.01%
Egypt	0.01%
Malta	0.00%
Puerto Rico	0.00%

Jersey	0.00%
United States Virgin Islands	0.00%
Monaco	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2017 (unaudited):

Industry	Domestic	Foreign	Total

Diversified Banks	1.84%	3.76%	5.60%
Exchange Traded Funds	3.20%	0.00%	3.20%
Pharmaceuticals	1.59%	1.47%	3.06%
Internet Software & Services	1.69%	0.88%	2.57%
Integrated Oil & Gas	0.99%	1.11%	2.10%
Technology Hardware, Storage & Peripherals	1.47%	0.54%	2.01%
Semiconductors	1.03%	0.68%	1.71%
Systems Software	1.30%	0.05%	1.35%
Biotechnology	0.95%	0.28%	1.23%
Integrated Telecommunication Services	0.69%	0.54%	1.23%
Aerospace & Defense	0.91%	0.28%	1.19%
Healthcare Equipment	0.72%	0.37%	1.09%
Internet & Direct Marketing Retail	1.00%	0.08%	1.08%
Packaged Foods & Meats	0.41%	0.67%	1.08%
Electric Utilities	0.64%	0.41%	1.05%
Data Processing & Outsourced Services	0.93%	0.12%	1.05%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2017

Industry	Domestic	Foreign	Total

Industrial Conglomerates	0.66%	0.39%	1.05%
Life & Health Insurance	0.33%	0.66%	0.99%
Automobile Manufacturers	0.15%	0.84%	0.99%
Tobacco	0.46%	0.34%	0.80%
Oil & Gas Exploration & Production	0.51%	0.28%	0.79%
Industrial Machinery	0.29%	0.48%	0.77%
Household Products	0.58%	0.19%	0.77%
Regional Banks	0.46%	0.30%	0.76%
Multi-Sector Holdings	0.59%	0.13%	0.72%
Application Software	0.43%	0.25%	0.68%
IT Consulting & Other Services	0.33%	0.35%	0.68%
Managed Healthcare	0.66%	0.01%	0.67%
Soft Drinks	0.60%	0.06%	0.66%
Railroads	0.31%	0.30%	0.61%
Cable & Satellite	0.40%	0.21%	0.61%
Multi-Line Insurance	0.14%	0.44%	0.58%
Asset Management & Custody Banks	0.40%	0.18%	0.58%
Multi-Utilities	0.34%	0.22%	0.56%
Restaurants	0.42%	0.14%	0.56%
Wireless Telecommunication Services	0.00%	0.53%	0.53%
Specialty Chemicals	0.19%	0.34%	0.53%
Property & Casualty Insurance	0.19%	0.34%	0.53%
Diversified Chemicals	0.27%	0.24%	0.51%
Movies & Entertainment	0.45%	0.05%	0.50%
Apparel, Accessories & Luxury Goods	0.11%	0.38%	0.49%
Diversified Metals & Mining	0.00%	0.49%	0.49%
Personal Products	0.06%	0.41%	0.47%
Home Improvement Retail	0.46%	0.01%	0.47%
Investment Banking & Brokerage	0.38%	0.09%	0.47%
Hypermarkets & Super Centers	0.34%	0.12%	0.46%
Financial Exchanges & Data	0.28%	0.16%	0.44%
Communications Equipment	0.34%	0.09%	0.43%
Electrical Components & Equipment	0.20%	0.23%	0.43%
Specialized REITs	0.42%	0.00%	0.42%
Oil & Gas Refining & Marketing	0.20%	0.19%	0.39%
Construction Machinery & Heavy Trucks	0.22%	0.15%	0.37%
Retail REITs	0.18%	0.18%	0.36%
Trading Companies & Distributors	0.06%	0.30%	0.36%
Oil & Gas Storage & Transportation	0.12%	0.22%	0.34%
Life Sciences Tools & Services	0.27%	0.07%	0.34%
Air Freight & Logistics	0.25%	0.09%	0.34%
Food Retail	0.04%	0.29%	0.33%
Auto Parts & Equipment	0.03%	0.29%	0.32%
Semiconductor Equipment	0.17%	0.15%	0.32%
Consumer Finance	0.27%	0.04%	0.31%
Oil & Gas Equipment & Services	0.24%	0.07%	0.31%
Construction & Engineering	0.04%	0.26%	0.30%
Apparel Retail	0.16%	0.14%	0.30%
Electronic Components	0.08%	0.22%	0.30%
Brewers	0.02%	0.28%	0.30%
Building Products	0.10%	0.19%	0.29%
Steel	0.03%	0.26%	0.29%
Commodity Chemicals	0.05%	0.22%	0.27%
Hotels, Resorts & Cruise Lines	0.18%	0.08%	0.26%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2017

Industry	Domestic	Foreign	Total

Distillers & Vintners	0.08%	0.18%	0.26%
Airlines	0.17%	0.09%	0.26%
Research & Consulting Services	0.06%	0.19%	0.25%
Diversified Real Estate Activities	0.00%	0.25%	0.25%
Industrial Gases	0.12%	0.13%	0.25%
Construction Materials	0.04%	0.21%	0.25%
Diversified Capital Markets	0.00%	0.24%	0.24%
Drug Retail	0.21%	0.02%	0.23%
Healthcare Services	0.13%	0.09%	0.22%
Home Entertainment Software	0.12%	0.09%	0.21%
Fertilizers & Agricultural Chemicals	0.13%	0.07%	0.20%
Electronic Equipment & Instruments	0.01%	0.18%	0.19%
Casinos & Gaming	0.05%	0.14%	0.19%
General Merchandise Stores	0.13%	0.06%	0.19%
Insurance Brokers	0.08%	0.08%	0.16%
Healthcare Supplies	0.06%	0.10%	0.16%
Home Building	0.06%	0.10%	0.16%
Footwear	0.12%	0.04%	0.16%
Residential REITs	0.15%	0.00%	0.15%
Gold	0.03%	0.12%	0.15%
Consumer Electronics	0.00%	0.15%	0.15%
Healthcare Distributors	0.12%	0.03%	0.15%
Electronic Manufacturing Services	0.00%	0.14%	0.14%
Real Estate Operating Companies	0.00%	0.14%	0.14%
Real Estate Development	0.00%	0.14%	0.14%
Paper Packaging	0.12%	0.02%	0.14%
Office REITs	0.08%	0.05%	0.13%
Gas Utilities	0.00%	0.13%	0.13%
Agricultural & Farm Machinery	0.08%	0.04%	0.12%
Reinsurance	0.00%	0.12%	0.12%
Diversified REITs	0.00%	0.12%	0.12%
Industrial REITs	0.07%	0.05%	0.12%
Other Diversified Financial Services	0.00%	0.12%	0.12%
Department Stores	0.03%	0.08%	0.11%
Health Care REITs	0.11%	0.00%	0.11%
Tires & Rubber	0.01%	0.10%	0.11%
Advertising	0.04%	0.07%	0.11%
Automotive Retail	0.09%	0.02%	0.11%
Broadcasting	0.06%	0.05%	0.11%
Healthcare Facilities	0.06%	0.04%	0.10%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Thrifts & Mortgage Finance	0.00%	0.10%	0.10%
Human Resource & Employment Services	0.01%	0.09%	0.10%
Highways & Railtracks	0.00%	0.09%	0.09%
Paper Products	0.00%	0.08%	0.08%
Airport Services	0.00%	0.08%	0.08%
Specialty Stores	0.05%	0.03%	0.08%
Copper	0.04%	0.03%	0.07%
Leisure Products	0.03%	0.04%	0.07%
Trucking	0.02%	0.05%	0.07%
Household Appliances	0.02%	0.05%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Water Utilities	0.03%	0.04%	0.07%
Diversified Support Services	0.02%	0.05%	0.07%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2017

Industry	Domestic	Foreign	Total

Independent Power Producers & Energy Traders	0.02%	0.05%	0.07%
Food Distributors	0.04%	0.03%	0.07%
Agricultural Products	0.03%	0.04%	0.07%
Healthcare Technology	0.03%	0.02%	0.05%
Publishing	0.01%	0.04%	0.05%
Education Services	0.00%	0.05%	0.05%
Distributors	0.04%	0.01%	0.05%
Marine	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Security & Alarm Services	0.00%	0.04%	0.04%
Home Furnishings	0.04%	0.00%	0.04%
Alternative Carriers	0.02%	0.02%	0.04%
Metal & Glass Containers	0.02%	0.02%	0.04%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Leisure Facilities	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.01%	0.03%	0.04%
Aluminum	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Real Estate Services	0.02%	0.01%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Technology Distributors	0.00%	0.02%	0.02%
Commercial Printing	0.00%	0.02%	0.02%
Home Furnishing Retail	0.00%	0.02%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Mortgage REITs	0.01%	0.00%	0.01%
Renewable Electricity	0.00%	0.01%	0.01%
Silver	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			66.89%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2017

Sector	Percentage (based on Fair Value)

U.S. Treasuries	10.20%
Agency Mortgage Backed	8.74%
Corporate Notes	8.67%
Sovereign Bonds	0.48%
Non-Agency Collateralized Mortgage Obligations	0.32%
Municipal Bonds and Notes	0.23%
Agency Collateralized Mortgage Obligations	0.22%
Asset Backed	0.19%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00%

29.10%

Short-Term Investments
Short-Term Investments	4.01%

4.01%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	$73,733,356	$—	$—	$—	$546,173	2,022,863	$74,279,529	$4,157,950
State Street Corp.	16,264	1,264,038	—	268,791	136,010	141,187	13,036	1,272,444	21,525
State Street Institutional U.S. Government Money Market Fund - Class G Shares	72,119,782	72,119,782	686,534,912	665,615,323	—	—	93,039,371	93,039,371	633,490

TOTAL		$147,117,176	$686,534,912	$665,884,114	$136,010	$687,360		$168,591,344	$4,812,965

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 1
	12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date						7/1/85

Net asset value, beginning of period	$18.08	$17.66	$18.81	$18.71		$17.35

Income/(loss) from investment operations:
Net investment income	0.36 (a)	0.35	0.31	0.35		0.29
Net realized and unrealized gains/(losses) on investments	2.46	0.77	(0.52)	0.65		2.29

Total income/(loss) from investment operations	2.82	1.12	(0.21)	1.00		2.58

Less distributions from:
Net investment income	0.41	0.35	0.34	0.34		0.29
Net realized gains	0.55	0.35	0.60	0.56		0.93

Total distributions	0.96	0.70	0.94	0.90		1.22

Net asset value, end of period	$19.94	$18.08	$17.66	$18.81		$18.71

Total Return(b)	15.58%	6.35%	(1.13)%	5.32%		14.93%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$856,665	$797,448	$807,584	$941,344		$1,046,388

Ratios to average net assets:
Net expenses	0.62%	0.60%	0.61%	0.62	%(c)	0.60	%(c)
Gross expenses	0.62%	0.60%	0.61%	0.62%		0.61%
Net investment income	1.83%	1.85%	1.56%	1.66%		1.50%
Portfolio turnover rate	15%	45%	70%	78%		175%

	Class 3
	12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date	—	—	—	—		5/1/06

Net asset value, beginning of period	$18.03	$17.61	$18.75	$18.65		$17.30

Income/(loss) from investment operations:
Net investment income	0.31 (a)	0.30	0.27	0.28		0.24
Net realized and unrealized gains/(losses) on investments	2.44	0.77	(0.51)	0.67		2.28

Total income/(loss) from investment operations	2.75	1.07	(0.24)	0.95		2.52

Less distributions from:
Net investment income	0.35	0.30	0.30	0.29		0.24
Net realized gains	0.55	0.35	0.60	0.56		0.93

Total distributions	0.90	0.65	0.90	0.85		1.17

Net asset value, end of period	$19.88	$18.03	$17.61	$18.75		$18.65

Total Return(b)	15.26%	6.08%	(1.34)%	5.07%		14.64%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,464,061	$1,508,428	$1,633,723	$1,842,997		$1,937,910

Ratios to average net assets:
Net Expenses	0.87%	0.85%	0.86%	0.87	%(c)	0.85	%(c)
Gross Expenses	0.87%	0.85%	0.86%	0.87%		0.86%
Net investment income	1.59%	1.60%	1.31%	1.40%		1.25%
Portfolio turnover rate	15%	45%	70%	78%		175%

The accompanying Notes are an integral part of these financial statements.

16	Financial Highlights

State Street Total Return V.I.S. Fund

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	17

State Street Total Return V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2017

Assets
Investments in securities, at fair value (cost $1,668,298,653)	$2,153,715,830
Investments in affiliated securities, at fair value (cost $72,530,056)	75,551,973
Short-term affiliated investments, at fair value	93,039,371
Cash	13,919
Restricted cash(1)	308,154
Foreign currency (cost $3,169,604)	3,176,926
Receivable for investments sold	2,744,287
Income receivables	5,848,179
Receivable for fund shares sold	685
Income receivable from affiliated investments	96,827
Receivable for variation margin on open futures contracts	250,350
Other assets	41,900

Total assets	2,334,788,401

Liabilities
Payable for investments purchased	11,259,288
Payable for fund shares redeemed	360,951
Payable to the Adviser (Note 5)	687,408
Payable to the Custodian (Note 5)	77,654
Accrued other expenses	1,311,703
Distribution and service fees (Note 5)	309,795
Accrued foreign capital gains tax	55,978

Total liabilities	14,062,777

Net Assets	$2,320,725,624

Net Assets Consist of:
Capital paid in	$1,837,505,230
Undistributed (distributions in excess of) net investment income	(2,525,960)
Accumulated net realized loss	(3,062,454)
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	485,417,177
Affiliated investments	3,021,917
Futures	335,793
Foreign currency related transactions	33,921

Net Assets	$2,320,725,624

Class 1
Net Assets	$856,664,670
Shares outstanding ($0.01 par value, unlimited shares authorized)	42,968,160
Net asset value per share	$19.94

Class 3
Net Assets	$1,464,060,954
Shares outstanding ($0.01 par value, unlimited shares authorized)	73,656,522
Net asset value per share	$19.88
(1) Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

18	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund

Statement of Operations — For the year ended December 31, 2017

Investment Income
Income
Dividend	$40,654,498
Interest	13,600,231
Income from affiliated investments	4,812,965
Less: Foreign taxes withheld	(2,141,725)

Total income	56,925,969

Expenses
Advisory and administration fees (Note 5)	8,193,519
Distribution and service fees (Note 5):
Class 1	1,665,690
Class 3	6,691,590
Directors’ fees (Note 6)	162,781
Custody and accounting expenses — net (Note 5)	886,868
Professional fees	137,469
Other expenses	314,063

Total Expenses	18,051,980

Net investment income	$38,873,989

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$67,050,750	*
Affiliated investments	136,010
Futures	2,354,325
Foreign currency transactions	220,519
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	222,303,959	**
Affiliated investments	687,360
Futures	46,574
Foreign currency translations	108,239

Net realized and unrealized gain (loss) on investments	292,907,736

Net increase in net assets resulting from operations	$331,781,725

*	Includes change in accrued foreign capital gains tax of $55,978.
**	Includes $13,911 of net realized gains from foreign capital tax gain.

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	19

State Street Total Return V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016
Increase (Decrease) in Net Assets

Operations:
Net investment income	$38,873,989	$39,680,270
Net realized gain (loss) on investments, futures, and foreign currency related transactions	69,761,604	32,711,371
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	223,146,132	67,038,360

Net increase (decrease) from operations	331,781,725	139,430,001

Distributions to shareholders from:
Net investment income
Class 1	(16,742,272)	(14,840,025)
Class 3	(24,919,903)	(24,277,209)
Net realized gains
Class 1	(22,419,435)	(14,759,944)
Class 3	(38,500,904)	(28,143,917)

Total distributions	(102,582,514)	(82,021,095)

Increase (decrease) in assets from operations and distributions	229,199,211	57,408,906

Share transactions:
Proceeds from sale of shares
Class 1	24,414,624	24,722,908
Class 3	14,991,248	14,430,513
Value of distributions reinvested
Class 1	39,161,707	29,599,969
Class 3	63,420,807	52,421,126
Cost of shares redeemed
Class 1	(85,382,636)	(83,008,379)
Class 3	(270,955,830)	(231,006,331)

Net increase (decrease) from share transactions	(214,350,080)	(192,840,194)

Total increase (decrease) in net assets	14,849,131	(135,431,288)

Net Assets
Beginning of year	2,305,876,493	2,441,307,781

End of year	$2,320,725,624	$2,305,876,493

Undistributed (distributions in excess of) net investment income, end of year	$(2,525,960)	$(2,090,380)

Changes in Fund Shares
Class 1
Shares sold	1,257,149	1,379,965
Issued for distributions reinvested	1,970,896	1,641,707
Shares redeemed	(4,366,225)	(4,633,537)

Net increase (decrease) in fund shares	(1,138,180)	(1,611,865)

Class 3
Shares sold	760,162	800,556
Issued for distributions reinvested	3,201,454	2,915,525
Shares redeemed	(13,986,760)	(12,806,048)

Net decrease in fund shares	(10,025,144)	(9,089,967)

The accompanying Notes are an integral part of these financial statements.

20	Statements of Changes in Net Assets

State Street Total Return V.I.S. Fund

Notes to Financial Statements — December 31, 2017

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts – Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund’s shares.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation

Notes to Financial Statements	21

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017 component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the year ended December 31, 2017.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars

22	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017 using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.‘s (“SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum

Notes to Financial Statements	23

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017 initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the year ended December 31, 2017 the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2017 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Total Return V.I.S. Fund
Futures Contracts(a)	$—	$—	$—	$335,793	$—	$335,793

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$2,354,325	$—	$2,354,325

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

StateStreet Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$46,574	$—	$46,574

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Total Return Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to each such class shares.

24	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”, formerly known as State Street Global Markets, LLC), the distributor of the shares of the Fund for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25%, of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Administrator, Sub-Administrator and Custodian Fees  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Fund to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

Other Transactions with affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2017 are disclosed in the Summary Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended December 31, 2017 were as follows:

U.S. Government Securities
Purchases	Sales

$226,676,488	$243,232,858

Non-U.S. Government Securities
Purchases	Sales

$111,315,123	$401,387,052

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

Notes to Financial Statements	25

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, foreign currency gains and losses, passive foreign investment company gains and losses, partnerships, corporate actions, paydown losses, futures contracts, REITs, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$41,662,175	$60,920,339	$102,582,514

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$42,729,607	$39,291,488	$82,021,095

At December 31, 2017 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards*	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses**	Total

$194,015	$—	$5,376,260	$477,650,119	$—	$483,220,394

*	A portion of the Fund’s Capital Loss Carryover may be subject to limitations.
**	The Fund has elected to defer certain qualified late-year losses in the next taxable year.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$1,844,359,012	$544,805,311	$66,521,356	$478,283,955

9.	Line of Credit

The Fund and other affiliated Funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017 the Fund and other affiliated Funds participated in a $360 million revolving credit facility.

The Fund had no outstanding loans as of December 31, 2017.

26	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2017

10.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	27

State Street Total Return V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of State Street Variable Insurance Series Funds, Inc. and Shareholders of State Street Total Return V.I.S. Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Total Return V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Total Return V.I.S. Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 16, 2018

28	Report of Independent Registered Public Accounting Firm

State Street Total Return V.I.S. Fund

Tax Information — December 31, 2017 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2017.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2017 in the amount of $60,920,339.

Tax Information	29

State Street Total Return V.I.S. Fund

Additional Information (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS
Jeanne M. La Porta SSGA FM 1600 Summer St. Stamford, CT 06905 Age 52	Director and President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – present); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 –February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).	18	Trustee and President of State Street Institutional Funds (2014 – present); Trustee of Elfun Funds (2014 – present).

30	Additional Information

State Street Total Return V.I.S. Fund

Additional Information, continued (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Arthur A. Jensen SSGA FM 1600 Summer St. Stamford, CT 06905 Age 51	Treasurer	Term: Until successor is elected and qualified Served: Since June 2011	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GEAM (April 2011 – July 2016).	N/A	N/A

Robert Herlihy SSGA FM 1600 Summer St. Stamford, CT 06905 Age 50	Chief Compliance Officer	Term: Until successor is elected and qualified Served: Since July 2005	Managing Director at State Street Global Advisors (July 2016 – present); Deputy Chief Compliance Officer of Elfun Funds (July 2016 – present); Chief Compliance Officer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (July 2005 – present); Chief Compliance Officer of GEAM and Elfun Funds (July 2005 – July 2016).	N/A	N/A

Brian Harris SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 44	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 – 2013).	N/A	N/A

Bruce S. Rosenberg SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 56	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

Additional Information	31

State Street Total Return V.I.S. Fund

Additional Information, continued (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR AND EXECUTIVE OFFICERS (continued)
Ann M. Carpenter SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 51	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*	N/A	N/A

Chad C. Hallett SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 48	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

Darlene Anderson-Vasquez SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 49	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since March 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).	N/A	N/A

Daniel G. Plourde SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 38	Assistant Treasurer	Term: Until successor is elected and qualified Served: Since June 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 Age 41	Secretary	Term: Until successor is elected and qualified Served: Since March 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).	N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

32	Additional Information

State Street Total Return V.I.S. Fund

Additional Information, continued (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
John R. Costantino c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Chairman of the Board	Term: Until successor is elected and qualified Served: Since 1997	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	12	Trustee of State Street Institutional Funds (1997 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

R. Sheldon Johnson c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 71	Director	Term: Until successor is elected and qualified Served: Since April 2011	Retired (2006 – present); Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. (2002 – 2006); and Managing Director at Morgan Stanley & Co., Inc. (1988 – 2006).	12	Trustee of State Street Institutional Funds (April 2011 – present) and Trustee of St. Lawrence University (2003 – present).

Donna M. Rapaccioli c/o SSGA FM 1600 Summer St. Stamford, CT 06905 Age 55	Director	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	12	Trustee of State Street Institutional Funds (January 2012 – present) and Trustee of Emmanuel College (2010 – present).

Additional Information	33

State Street Total Return V.I.S. Fund

Investment Team (Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

Jesse Hallee

Chief Compliance Officer

Robert Herlihy

Deputy Chief Compliance Officer

Brian Harris

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Darlene Anderson-Vasquez

Daniel G. Plourde

Distributor

State Street Global Advisors Funds Distributor, LLC

Member FINRA and SIPC

Custodian

State Street Bank and Trust Company

34	Investment Team

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by E&Y in connection with the Company’s statutory and regulatory filings and engagements were $195,570 and $214,300, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $52,947 and $53,172, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2017 and December 31, 2016, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $7,777,372 and $7,722,372, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Audit Committee is responsible for, among other things, the appointment, compensation and oversight of the work of the Funds’ Auditor. As part of this responsibility and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds’ investment adviser and Covered Affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds’ operations or financial reporting, in accordance with the Audit Committee Charter. The following excerpt from the Audit Committee Charter sets forth the pre-approval policies and procedures:

Pre-Approval of Audit Related Services and Permissible Non-Audit Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and SEC regulations.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2017 and December 31, 2016, the aggregate non-audit fees billed by E&Y for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $28,718,894 and $25,696,758, respectively.

(h)	E&Y notified the Company’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments for the State Street Total Return V.I.S. Fund is listed below. The Schedules of Investments for the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund and a Summary Schedule of Investments for the State Street Total Return V.I.S. Fund are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

State Street Total Return V.I.S. Fund

Schedule of Investments	December 31, 2017

State Street Total Return V.I.S. Fund
	Number of Shares	Fair Value
Domestic Equity – 36.0% †
Common Stock – 36.0%
Advertising – 0.0%*
Clear Channel Outdoor Holdings Inc., Class A	823	$3,786
Emerald Expositions Events Inc.	297	6,041
MDC Partners Inc., Class A	1,024	9,984	(a)
National CineMedia Inc.	1,224	8,396
Omnicom Group Inc.	7,999	582,567
The Interpublic Group of Companies Inc.	14,824	298,852
		909,626
Aerospace & Defense – 0.9%
AAR Corp.	609	23,928
Aerojet Rocketdyne Holdings Inc.	1,305	40,716	(a)
Aerovironment Inc.	410	23,026	(a)
Arconic Inc.	14,123	384,852
Astronics Corp.	430	17,832	(a)
Axon Enterprise Inc.	934	24,751	(a)
Cubic Corp.	436	25,702
Curtiss-Wright Corp.	1,127	137,325
Ducommun Inc.	204	5,804	(a)
Engility Holdings Inc.	359	10,185	(a)
Esterline Technologies Corp.	678	50,647	(a)
General Dynamics Corp.	9,909	2,015,986
Harris Corp.	4,142	586,714
Huntington Ingalls Industries Inc.	328	77,310
KLX Inc.	1,322	90,226	(a)
Kratos Defense & Security Solutions Inc.	1,357	14,371	(a)
L3 Technologies Inc.	2,692	532,612
Lockheed Martin Corp.	8,834	2,836,156
Mercury Systems Inc.	854	43,853	(a)
Moog Inc., Class A	568	49,331	(a)
National Presto Industries Inc.	99	9,845
Northrop Grumman Corp.	6,187	1,898,852
Orbital ATK Inc.	415	54,572
Raytheon Co.	10,301	1,935,043
Rockwell Collins Inc.	5,802	786,867
Sparton Corp.	188	4,335	(a)
Teledyne Technologies Inc.	253	45,831	(a)
Textron Inc.	9,098	514,856
The Boeing Co.	19,629	5,788,788
The KeyW Holding Corp.	721	4,232	(a)
TransDigm Group Inc.	1,764	484,430
Triumph Group Inc.	925	25,160
United Technologies Corp.	26,082	3,327,281
Vectrus Inc.	210	6,478	(a)
Wesco Aircraft Holdings Inc.	1,112	8,229	(a)
		21,886,126
Agricultural & Farm Machinery – 0.1%
AGCO Corp.	466	33,286
Deere & Co.	11,373	1,779,988
Lindsay Corp.	186	16,405
The Toro Co.	765	49,901
Titan International Inc.	888	11,438
		1,891,018
Agricultural Products – 0.0%*
Alico Inc.	66	1,947
Archer-Daniels-Midland Co.	19,404	777,712
Darling Ingredients Inc.	2,971	53,864	(a)
Fresh Del Monte Produce Inc.	608	28,984
Ingredion Inc.	517	72,277
Limoneira Co.	240	5,376
		940,160
Air Freight & Logistics – 0.3%
Air Transport Services Group Inc.	1,090	25,223	(a)
Atlas Air Worldwide Holdings Inc.	441	25,865	(a)
CH Robinson Worldwide Inc.	4,808	428,345
Echo Global Logistics Inc.	423	11,844	(a)

	Number of Shares	Fair Value
Expeditors International of Washington Inc.	6,050	$391,374
FedEx Corp.	8,761	2,186,220
Forward Air Corp.	543	31,190
Hub Group Inc., Class A	582	27,878	(a)
Radiant Logistics Inc.	505	2,323	(a)
United Parcel Service Inc., Class B	24,243	2,888,553
		6,018,815
Airlines – 0.2%
Alaska Air Group Inc.	4,666	342,998
Allegiant Travel Co.	229	35,438
American Airlines Group Inc.	14,928	776,704
Delta Air Lines Inc.	23,537	1,318,072
Hawaiian Holdings Inc.	952	37,937
JetBlue Airways Corp.	2,280	50,935	(a)
SkyWest Inc.	945	50,179
Southwest Airlines Co.	19,233	1,258,800
United Continental Holdings Inc.	8,561	577,011	(a)
		4,448,074
Alternative Carriers – 0.0%*
CenturyLink Inc.	33,823	564,168
Cogent Communications Holdings Inc.	750	33,975
Globalstar Inc.	7,534	9,869	(a)
Iridium Communications Inc.	1,646	19,423	(a)
ORBCOMM Inc.	1,307	13,305	(a)
pdvWireless Inc.	200	6,420	(a)
Straight Path Communications Inc., Class B	186	33,813	(a)
Vonage Holdings Corp.	3,845	39,104	(a)
		720,077
Aluminum – 0.0%*
Century Aluminum Co.	999	19,620	(a)
Kaiser Aluminum Corp.	306	32,696
		52,316
Apparel Retail – 0.2%
Abercrombie & Fitch Co., Class A	1,266	22,066
American Eagle Outfitters Inc.	4,199	78,941
Ascena Retail Group Inc.	3,466	8,145	(a)
Boot Barn Holdings Inc.	265	4,402	(a)
Caleres Inc.	797	26,684
Chico’s FAS Inc.	2,499	22,041
Citi Trends Inc.	286	7,568
DSW Inc., Class A	1,217	26,056
Express Inc.	1,496	15,184	(a)
Foot Locker Inc.	3,938	184,613
Francesca’s Holdings Corp.	734	5,365	(a)
Genesco Inc.	370	12,025	(a)
Guess? Inc.	1,045	17,640
L Brands Inc.	9,058	545,473
Ross Stores Inc.	13,316	1,068,609
Shoe Carnival Inc.	216	5,778
Tailored Brands Inc.	884	19,298
The Buckle Inc.	577	13,704
The Cato Corp., Class A	510	8,119
The Children’s Place Inc.	313	45,495
The Finish Line Inc., Class A	669	9,721
The Gap Inc.	8,207	279,530
The TJX Companies Inc.	22,570	1,725,702
Tilly’s Inc., Class A	209	3,085
Urban Outfitters Inc.	560	19,634	(a)
Zumiez Inc.	363	7,559	(a)
		4,182,437
Apparel, Accessories & Luxury Goods – 0.1%
Carter’s Inc.	344	40,417
Columbia Sportswear Co.	518	37,234
Delta Apparel Inc.	140	2,828	(a)
Fossil Group Inc.	824	6,403	(a)
G-III Apparel Group Ltd.	778	28,700	(a)
Hanesbrands Inc.	13,680	286,049
Iconix Brand Group Inc.	856	1,104	(a)
Michael Kors Holdings Ltd.	5,440	342,448	(a)
Movado Group Inc.	312	10,046
Oxford Industries Inc.	305	22,933
Perry Ellis International Inc.	249	6,235	(a)
PVH Corp.	2,888	396,263

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Ralph Lauren Corp.	2,118	$219,615
Sequential Brands Group Inc.	787	1,401	(a)
Superior Uniform Group Inc.	159	4,247
Tapestry Inc.	10,309	455,967
Under Armour Inc., Class A	6,888	99,394	(a)
Under Armour Inc., Class C	6,931	92,321	(a)
Vera Bradley Inc.	408	4,969	(a)
VF Corp.	11,809	873,866
		2,932,440
Application Software – 0.5%
8x8 Inc.	1,583	22,320	(a)
ACI Worldwide Inc.	3,030	68,690	(a)
Adobe Systems Inc.	17,442	3,056,536	(a,b)
Agilysys Inc.	301	3,696	(a)
American Software Inc., Class A	521	6,059
ANSYS Inc.	2,900	428,011	(a)
Aspen Technology Inc.	1,339	88,642	(a)
Autodesk Inc.	7,723	809,602	(a)
Blackbaud Inc.	1,221	115,372
Blackline Inc.	313	10,266	(a)
Bottomline Technologies de Inc.	687	23,825	(a)
BroadSoft Inc.	588	32,281	(a)
Cadence Design Systems Inc.	10,200	426,564	(a)
Callidus Software Inc.	1,171	33,549	(a)
CDK Global Inc.	940	67,003
Citrix Systems Inc.	5,278	464,464	(a)
Digimarc Corp.	187	6,760	(a)
Ebix Inc.	434	34,395
Ellie Mae Inc.	621	55,517	(a)
Everbridge Inc.	321	9,540	(a)
Fair Isaac Corp.	759	116,279
Glu Mobile Inc.	2,085	7,589	(a)
HubSpot Inc.	622	54,985	(a)
Intuit Inc.	8,681	1,369,688
Manhattan Associates Inc.	490	24,275	(a)
MicroStrategy Inc., Class A	179	23,503	(a)
Mitek Systems Inc.	595	5,325	(a)
MobileIron Inc.	892	3,479	(a)
Model N Inc.	444	6,993	(a)
Monotype Imaging Holdings Inc.	813	19,593
Park City Group Inc.	224	2,139	(a)
Paycom Software Inc.	901	72,377	(a)
Paylocity Holding Corp.	510	24,052	(a)
Pegasystems Inc.	655	30,883
PROS Holdings Inc.	506	13,384	(a)
PTC Inc.	836	50,804	(a)
QAD Inc., Class A	189	7,343
RealNetworks Inc.	415	1,419	(a)
RealPage Inc.	1,080	47,844	(a)
RingCentral Inc., Class A	1,174	56,822	(a)
salesforce.com Inc.	24,205	2,474,477	(a)
Silver Spring Networks Inc.	763	12,391	(a)
Synchronoss Technologies Inc.	775	6,929	(a)
Synopsys Inc.	5,400	460,296	(a)
Telenav Inc.	652	3,586	(a)
The Ultimate Software Group Inc.	202	44,083	(a)
Tyler Technologies Inc.	248	43,908	(a)
Upland Software Inc.	170	3,682	(a)
Verint Systems Inc.	1,192	49,885	(a)
VirnetX Holding Corp.	988	3,656	(a)
Workiva Inc.	439	9,395	(a)
Zendesk Inc.	1,840	62,266	(a)
Zix Corp.	1,087	4,761	(a)
		10,881,183
Asset Management & Custody Banks – 0.4%
Affiliated Managers Group Inc.	1,905	391,001
Ameriprise Financial Inc.	5,293	897,005
Arlington Asset Investment Corp., Class A	390	4,594
Artisan Partners Asset Management Inc., Class A	844	33,338
Associated Capital Group Inc., Class A	101	3,444
BlackRock Inc.	4,337	2,227,960
Cohen & Steers Inc.	401	18,963
Diamond Hill Investment Group Inc.	65	13,433
Eaton Vance Corp.	841	47,424

	Number of Shares	Fair Value
Federated Investors Inc., Class B	680	$24,534
Financial Engines Inc.	1,046	31,694
Franklin Resources Inc.	11,386	493,355
GAMCO Investors Inc., Class A	102	3,024
Hamilton Lane Inc., Class A	261	9,237
Invesco Ltd.	14,964	546,785
Legg Mason Inc.	629	26,406
Medley Management Inc., Class A	167	1,086
Northern Trust Corp.	7,728	771,950
Pzena Investment Management Inc., Class A	243	2,593
Safeguard Scientifics Inc.	435	4,872	(a)
SEI Investments Co.	935	67,189
Silvercrest Asset Management Group Inc., Class A	195	3,130
State Street Corp.	13,036	1,272,444	(c)
T Rowe Price Group Inc.	8,437	885,294
The Bank of New York Mellon Corp.	35,754	1,925,711
Virtus Investment Partners Inc.	127	14,611
Waddell & Reed Financial Inc., Class A	1,555	34,739
Westwood Holdings Group Inc.	172	11,388
WisdomTree Investments Inc.	1,977	24,811
		9,792,015
Auto Parts & Equipment – 0.0%*
American Axle & Manufacturing Holdings Inc.	1,879	31,999	(a)
BorgWarner Inc.	6,803	347,565
Cooper-Standard Holdings Inc.	313	38,343	(a)
Dana Inc.	3,729	119,365
Dorman Products Inc.	505	30,876	(a)
Fox Factory Holding Corp.	664	25,797	(a)
Gentex Corp.	2,040	42,738
Gentherm Inc.	700	22,225	(a)
Horizon Global Corp.	368	5,159	(a)
LCI Industries	454	59,020
Modine Manufacturing Co.	946	19,109	(a)
Motorcar Parts of America Inc.	367	9,171	(a)
Shiloh Industries Inc.	381	3,124	(a)
Standard Motor Products Inc.	399	17,919
Stoneridge Inc.	539	12,322	(a)
Superior Industries International Inc.	503	7,470
Tenneco Inc.	930	54,442
Tower International Inc.	306	9,348
VOXX International Corp.	459	2,571	(a)
		858,563
Automobile Manufacturers – 0.2%
Ford Motor Co.	136,710	1,707,508
General Motors Co.	44,723	1,833,196
Thor Industries Inc.	350	52,752
Winnebago Industries Inc.	541	30,079
		3,623,535
Automotive Retail – 0.1%
Advance Auto Parts Inc.	2,729	272,054
America’s Car-Mart Inc.	158	7,055	(a)
Asbury Automotive Group Inc.	355	22,720	(a)
AutoNation Inc.	426	21,867	(a)
AutoZone Inc.	921	655,172	(a)
Camping World Holdings Inc., Class A	562	25,138
CarMax Inc.	6,328	405,815	(a)
Carvana Co.	287	5,487	(a)
Group 1 Automotive Inc.	357	25,336
Lithia Motors Inc., Class A	428	48,616
Monro Inc.	596	33,942
Murphy USA Inc.	225	18,081	(a)
O’Reilly Automotive Inc.	2,921	702,617	(a)
Sonic Automotive Inc., Class A	477	8,801
		2,252,701
Biotechnology – 1.1%
AbbVie Inc.	56,120	5,427,365	(b)
Abeona Therapeutics Inc.	457	7,243	(a)
Acceleron Pharma Inc.	689	29,241	(a)
Achaogen Inc.	549	5,896	(a)
Achillion Pharmaceuticals Inc.	2,351	6,771	(a)
Acorda Therapeutics Inc.	735	15,766	(a)
Adamas Pharmaceuticals Inc.	275	9,320	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Aduro Biotech Inc.	716	$5,370	(a)
Advaxis Inc.	737	2,093	(a)
Agenus Inc.	1,467	4,782	(a)
Aimmune Therapeutics Inc.	665	25,150	(a)
Akebia Therapeutics Inc.	825	12,268	(a)
Alder Biopharmaceuticals Inc.	1,179	13,500	(a)
Alexion Pharmaceuticals Inc.	7,696	920,365	(a)
AMAG Pharmaceuticals Inc.	701	9,288	(a)
Amgen Inc.	25,458	4,427,146
Amicus Therapeutics Inc.	3,064	44,091	(a)
AnaptysBio Inc.	327	32,935	(a)
Anavex Life Sciences Corp.	655	2,109	(a)
Apellis Pharmaceuticals Inc.	200	4,340	(a)
Ardelyx Inc.	639	4,217	(a)
Arena Pharmaceuticals Inc.	729	24,764	(a)
Array BioPharma Inc.	3,671	46,989	(a)
Asterias Biotherapeutics Inc.	449	1,010	(a)
Atara Biotherapeutics Inc.	466	8,435	(a)
Athenex Inc.	130	2,067	(a)
Athersys Inc.	1,530	2,769	(a)
Audentes Therapeutics Inc.	289	9,031	(a)
Avexis Inc.	465	51,462	(a)
Bellicum Pharmaceuticals Inc.	423	3,557	(a)
BioCryst Pharmaceuticals Inc.	1,493	7,331	(a)
Biogen Inc.	7,508	2,391,824	(a)
Biohaven Pharmaceutical Holding Company Ltd.	189	5,099	(a)
BioSpecifics Technologies Corp.	109	4,723	(a)
BioTime Inc.	1,269	2,728	(a)
Bioverativ Inc.	767	41,357	(a)
Bluebird Bio Inc.	898	159,934	(a)
Blueprint Medicines Corp.	784	59,121	(a)
Calithera Biosciences Inc.	580	4,843	(a)
Calyxt Inc.	151	3,327	(a)
Cara Therapeutics Inc.	451	5,520	(a)
Cascadian Therapeutics Inc.	648	2,398	(a)
Catalyst Pharmaceuticals Inc.	1,641	6,416	(a)
Celgene Corp.	27,620	2,882,423	(a)
Celldex Therapeutics Inc.	1,930	5,481	(a)
ChemoCentryx Inc.	422	2,511	(a)
Chimerix Inc.	862	3,991	(a)
Clovis Oncology Inc.	819	55,692	(a)
Coherus Biosciences Inc.	591	5,201	(a)
Conatus Pharmaceuticals Inc.	483	2,231	(a)
Concert Pharmaceuticals Inc.	333	8,615	(a)
Corbus Pharmaceuticals Holdings Inc.	839	5,957	(a)
Corvus Pharmaceuticals Inc.	90	932	(a)
Curis Inc.	2,270	1,589	(a)
Cytokinetics Inc.	675	5,501	(a)
CytomX Therapeutics Inc.	541	11,420	(a)
Deciphera Pharmaceuticals Inc.	152	3,446	(a)
Dyax Corp.	4,362	10,687
Dynavax Technologies Corp.	1,128	21,094	(a)
Eagle Pharmaceuticals Inc.	141	7,532	(a)
Edge Therapeutics Inc.	327	3,064	(a)
Editas Medicine Inc.	640	19,667	(a)
Emergent BioSolutions Inc.	607	28,207	(a)
Enanta Pharmaceuticals Inc.	278	16,313	(a)
Epizyme Inc.	812	10,191	(a)
Esperion Therapeutics Inc.	292	19,225	(a)
Exact Sciences Corp.	2,120	111,385	(a)
Fate Therapeutics Inc.	709	4,332	(a)
FibroGen Inc.	1,285	60,909	(a)
Five Prime Therapeutics Inc.	541	11,859	(a)
Flexion Therapeutics Inc.	604	15,124	(a)
Fortress Biotech Inc.	629	2,510	(a)
Foundation Medicine Inc.	270	18,414	(a)
G1 Therapeutics Inc.	146	2,897	(a)
Genocea Biosciences Inc.	541	628	(a)
Genomic Health Inc.	374	12,791	(a)
Geron Corp.	3,050	5,490	(a)
Gilead Sciences Inc.	46,127	3,304,538
Global Blood Therapeutics Inc.	699	27,506	(a)
Halozyme Therapeutics Inc.	2,220	44,977	(a)
Heron Therapeutics Inc.	909	16,453	(a)
Idera Pharmaceuticals Inc.	1,813	3,825	(a)

	Number of Shares	Fair Value
Ignyta Inc.	1,020	$27,234	(a)
Immune Design Corp.	226	881	(a)
ImmunoGen Inc.	1,713	10,980	(a)
Immunomedics Inc.	1,766	28,539	(a)
Incyte Corp.	6,100	577,731	(a)
Inovio Pharmaceuticals Inc.	1,336	5,518	(a)
Insmed Inc.	1,391	43,371	(a)
Insys Therapeutics Inc.	475	4,569	(a)
Intellia Therapeutics Inc.	264	5,074	(a)
Invitae Corp.	735	6,674	(a)
Iovance Biotherapeutics Inc.	1,018	8,144	(a)
Ironwood Pharmaceuticals Inc.	2,435	36,501	(a)
Jounce Therapeutics Inc.	269	3,430	(a)
Karyopharm Therapeutics Inc.	478	4,589	(a)
Keryx Biopharmaceuticals Inc.	1,588	7,384	(a)
Kindred Biosciences Inc.	398	3,761	(a)
Kura Oncology Inc.	361	5,523	(a)
La Jolla Pharmaceutical Co.	279	8,978	(a)
Lexicon Pharmaceuticals Inc.	843	8,329	(a)
Ligand Pharmaceuticals Inc.	374	51,212	(a)
Loxo Oncology Inc.	425	35,776	(a)
MacroGenics Inc.	640	12,160	(a)
Madrigal Pharmaceuticals Inc.	93	8,536	(a)
Matinas BioPharma Holdings Inc.	997	1,157	(a)
MediciNova Inc.	593	3,837	(a)
Merrimack Pharmaceuticals Inc.	245	2,511
Mersana Therapeutics Inc.	93	1,528	(a)
MiMedx Group Inc.	1,829	23,064	(a)
Minerva Neurosciences Inc.	371	2,245	(a)
Miragen Therapeutics Inc.	239	2,493	(a)
Momenta Pharmaceuticals Inc.	1,309	18,261	(a)
Myriad Genetics Inc.	1,170	40,184	(a)
NantKwest Inc.	332	1,491	(a)
Natera Inc.	525	4,720	(a)
NewLink Genetics Corp.	438	3,552	(a)
Novavax Inc.	5,417	6,717	(a)
Organovo Holdings Inc.	1,876	2,514	(a)
Otonomy Inc.	534	2,964	(a)
PDL BioPharma Inc.	2,959	8,108	(a)
Pieris Pharmaceuticals Inc.	649	4,900	(a)
Portola Pharmaceuticals Inc.	1,023	49,800	(a)
Progenics Pharmaceuticals Inc.	1,405	8,360	(a)
Protagonist Therapeutics Inc.	151	3,141	(a)
PTC Therapeutics Inc.	649	10,825	(a)
Puma Biotechnology Inc.	520	51,402	(a)
Ra Pharmaceuticals Inc.	158	1,343	(a)
Radius Health Inc.	721	22,906	(a)
Recro Pharma Inc.	253	2,340	(a)
Regeneron Pharmaceuticals Inc.	2,712	1,019,603	(a)
REGENXBIO Inc.	512	17,024	(a)
Repligen Corp.	678	24,598	(a)
Retrophin Inc.	726	15,297	(a)
Rhythm Pharmaceuticals Inc.	151	4,388	(a)
Rigel Pharmaceuticals Inc.	2,728	10,585	(a)
Sage Therapeutics Inc.	693	114,144	(a)
Sangamo Therapeutics Inc.	1,594	26,142	(a)
Sarepta Therapeutics Inc.	1,110	61,760	(a)
Selecta Biosciences Inc.	265	2,600	(a)
Seres Therapeutics Inc.	358	3,630	(a)
Spark Therapeutics Inc.	500	25,710	(a)
Spectrum Pharmaceuticals Inc.	1,602	30,358	(a)
Stemline Therapeutics Inc.	333	5,195	(a)
Strongbridge Biopharma PLC	408	2,958	(a)
Syndax Pharmaceuticals Inc.	130	1,139	(a)
Synergy Pharmaceuticals Inc.	4,284	9,553	(a)
Syros Pharmaceuticals Inc.	278	2,705	(a)
TG Therapeutics Inc.	947	7,765	(a)
Tocagen Inc.	328	3,362	(a)
Trevena Inc.	893	1,429	(a)
Ultragenyx Pharmaceutical Inc.	740	34,321	(a)
United Therapeutics Corp.	310	45,864	(a)
Vanda Pharmaceuticals Inc.	738	11,218	(a)
VBI Vaccines Inc.	637	2,720	(a)
Veracyte Inc.	223	1,456	(a)
Versartis Inc.	550	1,210	(a)
Vertex Pharmaceuticals Inc.	9,054	1,356,832	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Voyager Therapeutics Inc.	238	$3,951	(a)
vTv Therapeutics Inc., Class A	106	637	(a)
Xencor Inc.	647	14,182	(a)
ZIOPHARM Oncology Inc.	2,449	10,139	(a)
		24,686,301
Brewers – 0.0%*
Craft Brew Alliance Inc.	250	4,800	(a)
Molson Coors Brewing Co., Class B	6,569	539,118
The Boston Beer Company Inc., Class A	215	41,086	(a)
		585,004
Broadcasting – 0.1%
AMC Networks Inc., Class A	351	18,982	(a)
CBS Corp., Class B	11,553	681,627
Discovery Communications Inc., Class A	5,819	130,229	(a)
Discovery Communications Inc., Class C	7,936	168,005	(a)
Entercom Communications Corp., Class A	2,426	26,201
Entravision Communications Corp., Class A	1,320	9,438
Gray Television Inc.	1,131	18,944	(a)
Hemisphere Media Group Inc.	122	1,409	(a)
Media General Inc.	2,076	208
Nexstar Media Group Inc.	780	60,996
Saga Communications Inc., Class A	76	3,074
Salem Media Group Inc.	191	860
Scripps Networks Interactive Inc., Class A	3,603	307,624
Sinclair Broadcast Group Inc., Class A	1,330	50,340
TEGNA Inc.	1,504	21,176
The EW Scripps Co., Class A	1,071	16,740	(a)
Townsquare Media Inc., Class A	207	1,590	(a)
		1,517,443
Building Products – 0.1%
AAON Inc.	717	26,314
Advanced Drainage Systems Inc.	695	16,576
American Woodmark Corp.	265	34,516	(a)
AO Smith Corp.	5,500	337,040
Apogee Enterprises Inc.	533	24,374
Armstrong Flooring Inc.	470	7,952	(a)
Builders FirstSource Inc.	2,025	44,125	(a)
Continental Building Products Inc.	708	19,930	(a)
CSW Industrials Inc.	290	13,325	(a)
Fortune Brands Home & Security Inc.	5,769	394,830
Gibraltar Industries Inc.	629	20,757	(a)
Griffon Corp.	601	12,230
Insteel Industries Inc.	351	9,940
JELD-WEN Holding Inc.	1,254	49,370	(a)
Johnson Controls International PLC	32,152	1,225,313
Lennox International Inc.	269	56,022
Masco Corp.	10,923	479,957
Masonite International Corp.	516	38,261	(a)
NCI Building Systems Inc.	800	15,440	(a)
Patrick Industries Inc.	435	30,211	(a)
PGT Innovations Inc.	974	16,412	(a)
Ply Gem Holdings Inc.	438	8,103	(a)
Quanex Building Products Corp.	689	16,123
Simpson Manufacturing Company Inc.	781	44,837
Trex Company Inc.	540	58,531	(a)
Universal Forest Products Inc.	1,122	42,210
		3,042,699
Cable & Satellite – 0.4%
Cable One Inc.	34	23,914
Charter Communications Inc., Class A	6,879	2,311,069	(a)
Comcast Corp., Class A	164,089	6,571,764
DISH Network Corp., Class A	7,700	367,675	(a)
Loral Space & Communications Inc.	261	11,497	(a)
MSG Networks Inc., Class A	1,142	23,126	(a)
WideOpenWest Inc.	393	4,154	(a)
		9,313,199
Casinos & Gaming – 0.1%
Boyd Gaming Corp.	1,565	54,853
Caesars Entertainment Corp.	2,390	30,234	(a)

	Number of Shares	Fair Value
Century Casinos Inc.	441	$4,026	(a)
Churchill Downs Inc.	343	79,816
Eldorado Resorts Inc.	881	29,205	(a)
Empire Resorts Inc.	39	1,053	(a)
Golden Entertainment Inc.	197	6,432	(a)
MGM Resorts International	17,900	597,681
Monarch Casino & Resort Inc.	216	9,681	(a)
Penn National Gaming Inc.	1,494	46,807	(a)
Pinnacle Entertainment Inc.	938	30,701	(a)
Red Rock Resorts Inc., Class A	1,287	43,424
Scientific Games Corp., Class A	973	49,915	(a)
Wynn Resorts Ltd.	2,687	453,001
		1,436,829
Coal & Consumable Fuels – 0.0%*
Arch Coal Inc., Class A	353	32,885
Cloud Peak Energy Inc.	1,400	6,230	(a)
NACCO Industries Inc., Class A	76	2,861
Peabody Energy Corp.	1,224	48,189	(a)
Westmoreland Coal Co.	365	442	(a)
		90,607
Commercial Printing – 0.0%*
Brady Corp., Class A	878	33,276
Deluxe Corp.	1,240	95,282
Ennis Inc.	518	10,749
InnerWorkings Inc.	764	7,663	(a)
LSC Communications Inc.	633	9,590
Multi-Color Corp.	271	20,284
Quad/Graphics Inc.	579	13,085
RR Donnelley & Sons Co.	1,328	12,350
		202,279
Commodity Chemicals – 0.1%
AdvanSix Inc.	567	23,854	(a)
Cabot Corp.	443	27,284
Calgon Carbon Corp.	852	18,148
Core Molding Technologies Inc.	190	4,123
Hawkins Inc.	192	6,758
Koppers Holdings Inc.	406	20,665	(a)
Kronos Worldwide Inc.	464	11,957
LyondellBasell Industries N.V., Class A	11,465	1,264,819
Olin Corp.	1,207	42,945
Trecora Resources	399	5,386	(a)
Tredegar Corp.	513	9,850
Trinseo S.A.	811	58,879
Tronox Ltd., Class A	1,537	31,524
Valvoline Inc.	1,432	35,886
		1,562,078
Communications Equipment – 0.4%
Acacia Communications Inc.	350	12,680	(a)
ADTRAN Inc.	867	16,776
Aerohive Networks Inc.	476	2,775	(a)
Applied Optoelectronics Inc.	335	12,670	(a)
CalAmp Corp.	560	12,001	(a)
Calix Inc.	830	4,938	(a)
Ciena Corp.	3,641	76,206	(a)
Cisco Systems Inc.	174,334	6,676,992
Clearfield Inc.	229	2,805	(a)
Comtech Telecommunications Corp.	451	9,976
Digi International Inc.	520	4,966	(a)
EMCORE Corp.	471	3,038	(a)
Extreme Networks Inc.	2,073	25,954	(a)
F5 Networks Inc.	2,012	264,015	(a)
Finisar Corp.	2,042	41,555	(a)
Harmonic Inc.	1,543	6,481	(a)
Infinera Corp.	2,823	17,870	(a)
InterDigital Inc.	878	66,860
Juniper Networks Inc.	12,803	364,885
KVH Industries Inc.	306	3,167	(a)
Lumentum Holdings Inc.	1,154	56,431	(a)
Motorola Solutions Inc.	5,834	527,044
NETGEAR Inc.	568	33,370	(a)
NetScout Systems Inc.	2,215	67,447	(a)
Oclaro Inc.	3,137	21,143	(a)
Plantronics Inc.	851	42,873
Quantenna Communications Inc.	400	4,880	(a)
Ribbon Communications Inc.	960	7,421	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Ubiquiti Networks Inc.	406	$28,834	(a)
ViaSat Inc.	1,363	102,021	(a)
Viavi Solutions Inc.	4,171	36,454	(a)
		8,554,528
Computer & Electronics Retail – 0.0%*
Best Buy Company Inc.	9,068	620,886
Conn’s Inc.	296	10,523	(a)
GameStop Corp., Class A	760	13,642
Rent-A-Center Inc.	811	9,002
		654,053
Construction & Engineering – 0.1%
AECOM	1,133	42,091	(a)
Aegion Corp.	574	14,597	(a)
Ameresco Inc., Class A	412	3,543	(a)
Argan Inc.	270	12,150
Comfort Systems USA Inc.	638	27,849
Dycom Industries Inc.	772	86,024	(a)
EMCOR Group Inc.	1,487	121,562
Fluor Corp.	5,233	270,284
Granite Construction Inc.	976	61,908
Great Lakes Dredge & Dock Corp.	1,192	6,437	(a)
HC2 Holdings Inc.	645	3,838	(a)
IES Holdings Inc.	156	2,691	(a)
Jacobs Engineering Group Inc.	4,490	296,160
KBR Inc.	3,568	70,753
Layne Christensen Co.	358	4,493	(a)
MasTec Inc.	1,193	58,397	(a)
MYR Group Inc.	279	9,969	(a)
Northwest Pipe Co.	217	4,153	(a)
NV5 Global Inc.	147	7,960	(a)
Orion Group Holdings Inc.	522	4,087	(a)
Primoris Services Corp.	677	18,408
Quanta Services Inc.	5,528	216,200	(a)
Sterling Construction Company Inc.	489	7,961	(a)
Tutor Perini Corp.	630	15,971	(a)
Valmont Industries Inc.	160	26,536
		1,394,022
Construction Machinery & Heavy Trucks – 0.2%
Alamo Group Inc.	157	17,721
American Railcar Industries Inc.	157	6,537
Astec Industries Inc.	387	22,639
Blue Bird Corp.	119	2,368	(a)
Caterpillar Inc.	20,815	3,280,028
Commercial Vehicle Group Inc.	566	6,050	(a)
Cummins Inc.	5,386	951,383
Douglas Dynamics Inc.	446	16,859
Federal Signal Corp.	1,052	21,135
FreightCar America Inc.	248	4,236
Meritor Inc.	1,552	36,410	(a)
Miller Industries Inc.	220	5,676
Navistar International Corp.	900	38,592	(a)
Oshkosh Corp.	536	48,717
PACCAR Inc.	12,347	877,625
REV Group Inc.	422	13,728
Spartan Motors Inc.	666	10,489
Terex Corp.	576	27,775
The Greenbrier Companies Inc.	523	27,876
The Manitowoc Company Inc.	544	21,401	(a)
Trinity Industries Inc.	1,106	41,431
Twin Disc Inc.	199	5,287	(a)
Wabash National Corp.	1,146	24,868
Wabtec Corp.	611	49,754
		5,558,585
Construction Materials – 0.1%
Eagle Materials Inc.	347	39,315
Forterra Inc.	361	4,007	(a)
Martin Marietta Materials Inc.	2,255	498,445
Summit Materials Inc., Class A	1,973	62,039	(a)
United States Lime & Minerals Inc.	38	2,930
US Concrete Inc.	286	23,924	(a)
Vulcan Materials Co.	4,476	574,584
		1,205,244
Consumer Electronics – 0.0%*
GoPro Inc., Class A	2,032	15,382	(a)

	Number of Shares	Fair Value
Universal Electronics Inc.	262	$12,379	(a)
ZAGG Inc.	406	7,491	(a)
		35,252
Consumer Finance – 0.3%
American Express Co.	25,285	2,511,053
Capital One Financial Corp.	17,175	1,710,287
Discover Financial Services	13,082	1,006,267
Encore Capital Group Inc.	433	18,229	(a)
Enova International Inc.	538	8,178	(a)
EZCORP Inc., Class A	1,014	12,371	(a)
FirstCash Inc.	861	58,074
Green Dot Corp., Class A	854	51,462	(a)
LendingClub Corp.	5,689	23,496	(a)
Navient Corp.	10,529	140,246
Nelnet Inc., Class A	339	18,570
PRA Group Inc.	810	26,892	(a)
Regional Management Corp.	214	5,630	(a)
SLM Corp.	3,086	34,872	(a)
Synchrony Financial	26,121	1,008,532
World Acceptance Corp.	123	9,929	(a)
		6,644,088
Copper – 0.0%*
Freeport-McMoRan Inc.	46,448	880,654	(a)
Southern Copper Corp.	1,879	89,159
		969,813
Data Processing & Outsourced Services – 1.0%
Alliance Data Systems Corp.	1,759	445,871
Automatic Data Processing Inc.	15,821	1,854,063
Blackhawk Network Holdings Inc.	1,034	36,862	(a)
Broadridge Financial Solutions Inc.	841	76,178
Cardtronics PLC, Class A	861	15,946	(a)
Cass Information Systems Inc.	237	13,796
Convergys Corp.	2,354	55,319
CoreLogic Inc.	579	26,756	(a)
CSG Systems International Inc.	638	27,957
DST Systems Inc.	435	27,000
Everi Holdings Inc.	1,206	9,093	(a)
ExlService Holdings Inc.	597	36,029	(a)
Fidelity National Information Services Inc.	11,678	1,098,783
Fiserv Inc.	7,443	976,001	(a)
Global Payments Inc.	5,303	531,573
Information Services Group Inc.	600	2,502	(a)
Jack Henry & Associates Inc.	551	64,445
Mastercard Inc., Class A	32,752	4,957,343
MAXIMUS Inc.	1,651	118,178
MoneyGram International Inc.	597	7,868	(a)
Paychex Inc.	11,462	780,333
PayPal Holdings Inc.	40,013	2,945,757	(a)
Sabre Corp.	1,498	30,709
Sykes Enterprises Inc.	767	24,122	(a)
Syntel Inc.	641	14,737	(a)
TeleTech Holdings Inc.	263	10,586
The Western Union Co.	15,645	297,411
Total System Services Inc.	6,181	488,855
Visa Inc., Class A	63,957	7,292,377
WEX Inc.	290	40,957	(a)
		22,307,407
Department Stores – 0.0%*
Dillard’s Inc., Class A	408	24,501
JC Penney Company Inc.	5,875	18,565	(a)
Kohl’s Corp.	5,518	299,241
Macy’s Inc.	11,375	286,536
Nordstrom Inc.	4,154	196,817
Sears Holdings Corp.	223	798	(a)
		826,458
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	6,646	456,381
Constellation Brands Inc., Class A	6,008	1,373,249
MGP Ingredients Inc.	249	19,143
		1,848,773
Distributors – 0.0%*
Core-Mark Holding Company Inc.	820	25,896
Genuine Parts Co.	5,037	478,565
LKQ Corp.	10,450	425,002	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Pool Corp.	285	$36,950
Weyco Group Inc.	129	3,834
		970,247
Diversified Banks – 1.8%
Bank of America Corp.	342,498	10,110,541
Citigroup Inc.	93,032	6,922,511
JPMorgan Chase & Co.	122,578	13,108,491
U.S. Bancorp	55,811	2,990,354
Wells Fargo & Co.	156,406	9,489,152
		42,621,049
Diversified Chemicals – 0.3%
DowDuPont Inc.	82,254	5,858,130
Eastman Chemical Co.	4,968	460,236
LSB Industries Inc.	420	3,679	(a)
The Chemours Co.	1,340	67,080
		6,389,125
Diversified Metals & Mining – 0.0%*
Compass Minerals International Inc.	882	63,724
Materion Corp.	358	17,399
		81,123
Diversified Real Estate Activities – 0.0%*
Consolidated-Tomoka Land Co.	80	5,080
Tejon Ranch Co.	336	6,975	(a)
The RMR Group Inc., Class A	135	8,005
The St Joe Co.	832	15,018	(a)
		35,078
Diversified REITs – 0.0%*
Alexander & Baldwin Inc.	1,203	33,371
American Assets Trust Inc.	777	29,712
Armada Hoffler Properties Inc.	847	13,154
Gladstone Commercial Corp.	448	9,435
Global Net Lease Inc.	1,288	26,507
Gramercy Property Trust	2,938	78,327
Investors Real Estate Trust	2,456	13,950
iStar Inc.	1,279	14,453	(a)
Lexington Realty Trust	3,944	38,060
Liberty Property Trust	1,064	45,763
One Liberty Properties Inc.	273	7,076
PS Business Parks Inc.	355	44,407
RAIT Financial Trust	1,861	698
Select Income REIT	1,110	27,894
Washington Real Estate Investment Trust	1,402	43,630
		426,437
Diversified Support Services – 0.0%*
Cintas Corp.	2,869	447,076
Copart Inc.	1,451	62,669	(a)
Healthcare Services Group Inc.	1,306	68,852
Matthews International Corp., Class A	572	30,202
McGrath RentCorp.	395	18,557
Mobile Mini Inc.	792	27,324
UniFirst Corp.	285	46,996
Viad Corp.	374	20,720
VSE Corp.	166	8,039
		730,435
Drug Retail – 0.2%
CVS Health Corp.	35,498	2,573,605
Walgreens Boots Alliance Inc.	30,863	2,241,271
		4,814,876
Education Services – 0.0%*
Adtalem Global Education Inc.	1,582	66,523
American Public Education Inc.	312	7,816	(a)
Bridgepoint Education Inc.	363	3,013	(a)
Cambium Learning Group Inc.	198	1,125	(a)
Capella Education Co.	228	17,647
Career Education Corp.	1,342	16,211	(a)
Chegg Inc.	1,625	26,520	(a)
Graham Holdings Co., Class B	34	18,984
Grand Canyon Education Inc.	865	77,444	(a)
Houghton Mifflin Harcourt Co.	1,959	18,219	(a)
K12 Inc.	679	10,796	(a)
Laureate Education Inc., Class A	1,015	13,763	(a)
Strayer Education Inc.	197	17,647
		295,708

	Number of Shares	Fair Value
Electric Utilities – 0.7%
ALLETE Inc.	939	$69,824
Alliant Energy Corp.	8,571	365,210
American Electric Power Company Inc.	17,232	1,267,758
Duke Energy Corp.	24,944	2,098,040
Edison International	11,728	741,679
El Paso Electric Co.	760	42,066
Entergy Corp.	6,194	504,130
Eversource Energy	11,333	716,019
Exelon Corp.	33,716	1,328,747
FirstEnergy Corp.	16,322	499,780
Genie Energy Ltd., Class B	237	1,033
Great Plains Energy Inc.	1,552	50,036
Hawaiian Electric Industries Inc.	779	28,161
IDACORP Inc.	1,308	119,499
MGE Energy Inc.	636	40,132
NextEra Energy Inc.	16,481	2,574,167
OGE Energy Corp.	1,436	47,259
Otter Tail Corp.	715	31,782
PG&E Corp.	18,535	830,924
Pinnacle West Capital Corp.	4,126	351,453
PNM Resources Inc.	2,036	82,356
Portland General Electric Co.	1,673	76,255
PPL Corp.	24,637	762,515
Spark Energy Inc., Class A	198	2,455
The Southern Co.	35,536	1,708,926
Westar Energy Inc.	1,011	53,381
Xcel Energy Inc.	18,233	877,190
		15,270,777
Electrical Components & Equipment – 0.2%
Acuity Brands Inc.	1,366	240,416
Allied Motion Technologies Inc.	124	4,103
AMETEK Inc.	8,423	610,415
Atkore International Group Inc.	621	13,321	(a)
Eaton Corporation PLC	15,755	1,244,803
Emerson Electric Co.	22,895	1,595,553
Encore Wire Corp.	404	19,655
Energous Corp.	298	5,796	(a)
EnerSys	1,103	76,802
Generac Holdings Inc.	1,124	55,661	(a)
General Cable Corp.	849	25,130
Hubbell Inc.	392	53,053
LSI Industries Inc.	481	3,309
Plug Power Inc.	3,634	8,576	(a)
Powell Industries Inc.	173	4,956
Preformed Line Products Co.	47	3,339
Regal Beloit Corp.	316	24,206
Rockwell Automation Inc.	4,649	912,831
Sunrun Inc.	1,606	9,475	(a)
Thermon Group Holdings Inc.	642	15,196	(a)
Vicor Corp.	332	6,939	(a)
Vivint Solar Inc.	358	1,450	(a)
		4,934,985
Electronic Components – 0.1%
Amphenol Corp., Class A	11,008	966,502
AVX Corp.	927	16,037
Bel Fuse Inc., Class B	184	4,632
Belden Inc.	1,072	82,726
Corning Inc.	30,093	962,675
II-VI Inc.	1,123	52,725	(a)
Knowles Corp.	2,192	32,135	(a)
Littelfuse Inc.	575	113,747
Rogers Corp.	324	52,462	(a)
Vishay Intertechnology Inc.	3,358	69,679
		2,353,320
Electronic Equipment & Instruments – 0.0%*
Badger Meter Inc.	504	24,091
Cognex Corp.	1,235	75,533
Coherent Inc.	177	49,953	(a)
Control4 Corp.	403	11,993	(a)
Daktronics Inc.	742	6,774
Electro Scientific Industries Inc.	523	11,208	(a)
FARO Technologies Inc.	333	15,651	(a)
Fitbit Inc., Class A	3,308	18,889	(a)
FLIR Systems Inc.	5,085	237,063

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Iteris Inc.	554	$3,861	(a)
Itron Inc.	631	43,034	(a)
Keysight Technologies Inc.	1,326	55,162	(a)
Mesa Laboratories Inc.	60	7,458
MicroVision Inc.	1,431	2,333	(a)
MTS Systems Corp.	335	17,989
National Instruments Corp.	777	32,346
Novanta Inc.	558	27,900	(a)
OSI Systems Inc.	314	20,215	(a)
Trimble Inc.	1,801	73,193	(a)
VeriFone Systems Inc.	2,928	51,855	(a)
Vishay Precision Group Inc.	239	6,011	(a)
Zebra Technologies Corp., Class A	385	39,963	(a)
		832,475
Electronic Manufacturing Services – 0.0%*
Benchmark Electronics Inc.	904	26,306	(a)
CTS Corp.	627	16,145
IPG Photonics Corp.	272	58,243	(a)
Jabil Inc.	1,252	32,865
KEMET Corp.	865	13,027	(a)
Kimball Electronics Inc.	561	10,238	(a)
Maxwell Technologies Inc.	632	3,640	(a)
Methode Electronics Inc.	630	25,263
Park Electrochemical Corp.	391	7,683
Plexus Corp.	595	36,129	(a)
Radisys Corp.	716	720	(a)
Sanmina Corp.	1,303	42,999	(a)
TTM Technologies Inc.	1,750	27,423	(a)
		300,681
Environmental & Facilities Services – 0.1%
ABM Industries Inc.	1,019	38,437
Advanced Disposal Services Inc.	811	19,415	(a)
Aqua Metals Inc.	218	464	(a)
Casella Waste Systems Inc., Class A	768	17,679	(a)
CECO Environmental Corp.	591	3,032
Clean Harbors Inc.	370	20,054	(a)
Covanta Holding Corp.	2,220	37,518
Heritage-Crystal Clean Inc.	258	5,612	(a)
Hudson Technologies Inc.	694	4,213	(a)
Republic Services Inc.	7,746	523,707
Rollins Inc.	695	32,338
SP Plus Corp.	343	12,725	(a)
Stericycle Inc.	3,242	220,424	(a)
Team Inc.	581	8,657	(a)
Tetra Tech Inc.	1,044	50,269
US Ecology Inc.	367	18,717
Waste Management Inc.	13,875	1,197,412
		2,210,673
Fertilizers & Agricultural Chemicals – 0.1%
AgroFresh Solutions Inc.	436	3,226	(a)
American Vanguard Corp.	568	11,161
CF Industries Holdings Inc.	8,739	371,757
FMC Corp.	4,966	470,082
Intrepid Potash Inc.	1,283	6,107	(a)
Monsanto Co.	15,341	1,791,522
The Mosaic Co.	13,137	337,096
The Scotts Miracle-Gro Co., Class A	299	31,990
		3,022,941
Financial Exchanges & Data – 0.3%
Cboe Global Markets Inc.	4,000	498,360
CME Group Inc.	12,069	1,762,677
Donnelley Financial Solutions Inc.	680	13,253	(a)
FactSet Research Systems Inc.	281	54,166
Intercontinental Exchange Inc.	20,930	1,476,821
MarketAxess Holdings Inc.	272	54,876
Moody’s Corp.	5,962	880,051
MSCI Inc.	644	81,492
Nasdaq Inc.	4,260	327,296
S&P Global Inc.	8,908	1,509,015
		6,658,007
Food Distributors – 0.1%
Performance Food Group Co.	1,582	52,364	(a)
SpartanNash Co.	659	17,582
Sysco Corp.	16,977	1,031,013
The Andersons Inc.	537	16,728

	Number of Shares	Fair Value
The Chefs’ Warehouse Inc.	390	$7,995	(a)
United Natural Foods Inc.	1,266	62,376	(a)
		1,188,058
Food Retail – 0.0%*
Casey’s General Stores Inc.	278	31,119
Ingles Markets Inc., Class A	277	9,584
Natural Grocers by Vitamin Cottage Inc.	188	1,679	(a)
Smart & Final Stores Inc.	456	3,899	(a)
Sprouts Farmers Market Inc.	867	21,112	(a)
SUPERVALU Inc.	764	16,502	(a)
The Kroger Co.	31,068	852,817
Village Super Market Inc., Class A	143	3,279
Weis Markets Inc.	188	7,781
		947,772
Footwear – 0.1%
Crocs Inc.	1,245	15,737	(a)
Deckers Outdoor Corp.	827	66,367	(a)
NIKE Inc., Class B	46,272	2,894,313
Skechers U.S.A. Inc., Class A	956	36,175	(a)
Steven Madden Ltd.	1,111	51,884	(a)
Wolverine World Wide Inc.	1,721	54,865
		3,119,341
Forest Products – 0.0%*
Boise Cascade Co.	666	26,574
Deltic Timber Corp.	211	19,317
Louisiana-Pacific Corp.	3,659	96,085	(a)
		141,976
Gas Utilities – 0.0%*
Atmos Energy Corp.	792	68,025
Chesapeake Utilities Corp.	295	23,172
National Fuel Gas Co.	615	33,770
New Jersey Resources Corp.	2,214	89,003
Northwest Natural Gas Co.	543	32,390
ONE Gas Inc.	1,343	98,388
RGC Resources Inc.	154	4,170
South Jersey Industries Inc.	1,460	45,596
Southwest Gas Holdings Inc.	1,224	98,508
Spire Inc.	861	64,704
UGI Corp.	1,255	58,922
WGL Holdings Inc.	1,311	112,536
		729,184
General Merchandise Stores – 0.1%
Big Lots Inc.	1,103	61,933
Dollar General Corp.	9,016	838,578
Dollar Tree Inc.	8,248	885,093	(a)
Fred’s Inc., Class A	706	2,859
Ollie’s Bargain Outlet Holdings Inc.	902	48,032	(a)
Target Corp.	19,290	1,258,673
		3,095,168
Gold – 0.0%*
Gold Resource Corp.	1,024	4,506
Newmont Mining Corp.	19,025	713,818
Royal Gold Inc.	466	38,268
		756,592
Health Care REITs – 0.1%
CareTrust REIT Inc.	1,402	23,498
Community Healthcare Trust Inc.	257	7,222
Global Medical REIT Inc.	302	2,476
HCP Inc.	17,238	449,567
Healthcare Realty Trust Inc.	3,164	101,628
LTC Properties Inc.	708	30,833
MedEquities Realty Trust Inc.	402	4,510
Medical Properties Trust Inc.	2,618	36,076
National Health Investors Inc.	752	56,686
New Senior Investment Group Inc.	1,540	11,642
Omega Healthcare Investors Inc.	1,404	38,666
Physicians Realty Trust	3,300	59,367
Quality Care Properties Inc.	2,454	33,890	(a)
Sabra Health Care REIT Inc.	4,569	85,760
Senior Housing Properties Trust	1,697	32,498
Universal Health Realty Income Trust REIT	248	18,627

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Ventas Inc.	12,752	$765,247
Welltower Inc.	12,780	814,981
		2,573,174
Healthcare Distributors – 0.1%
Aceto Corp.	584	6,033
AmerisourceBergen Corp.	5,650	518,783
Cardinal Health Inc.	10,918	668,946
Henry Schein Inc.	5,818	406,562	(a)
McKesson Corp.	7,477	1,166,038
Owens & Minor Inc.	1,570	29,642
Patterson Companies Inc.	3,015	108,932
PetIQ Inc.	135	2,948	(a)
		2,907,884
Healthcare Equipment – 0.8%
Abaxis Inc.	405	20,056
Abbott Laboratories	61,832	3,528,752	(b)
ABIOMED Inc.	304	56,973	(a)
Accuray Inc.	1,606	6,906	(a)
Analogic Corp.	208	17,420
AngioDynamics Inc.	690	11,475	(a)
AtriCure Inc.	633	11,546	(a)
AxoGen Inc.	476	13,471	(a)
Baxter International Inc.	17,971	1,161,645
Becton Dickinson and Co.	9,396	2,011,240
Boston Scientific Corp.	48,618	1,205,240	(a)
Cantel Medical Corp.	664	68,306
Cardiovascular Systems Inc.	641	15,185	(a)
ConforMIS Inc.	723	1,721	(a)
CONMED Corp.	479	24,415
Corindus Vascular Robotics Inc.	922	931	(a)
CryoLife Inc.	638	12,218	(a)
Cutera Inc.	215	9,750	(a)
Danaher Corp.	21,470	1,992,845
Edwards Lifesciences Corp.	7,323	825,375	(a)
Entellus Medical Inc.	169	4,122	(a)
Exactech Inc.	209	10,335	(a)
FONAR Corp.	141	3,433	(a)
GenMark Diagnostics Inc.	807	3,365	(a)
Glaukos Corp.	542	13,902	(a)
Globus Medical Inc., Class A	1,834	75,377	(a)
Heska Corp.	121	9,705	(a)
Hill-Rom Holdings Inc.	470	39,616
Hologic Inc.	10,041	429,253	(a)
IDEXX Laboratories Inc.	3,000	469,140	(a)
Inogen Inc.	310	36,915	(a)
Insulet Corp.	1,088	75,072	(a)
Integer Holdings Corp.	559	25,323	(a)
Integra LifeSciences Holdings Corp.	1,154	55,230	(a)
Intuitive Surgical Inc.	3,917	1,429,470	(a)
Invacare Corp.	640	10,784
iRhythm Technologies Inc.	261	14,629	(a)
K2M Group Holdings Inc.	768	13,824	(a)
LeMaitre Vascular Inc.	275	8,756
Masimo Corp.	1,164	98,707	(a)
Natus Medical Inc.	580	22,156	(a)
Nevro Corp.	525	36,246	(a)
NuVasive Inc.	1,297	75,862	(a)
NxStage Medical Inc.	1,196	28,979	(a)
Orthofix International N.V.	318	17,395	(a)
Penumbra Inc.	531	49,967	(a)
Pulse Biosciences Inc.	173	4,083	(a)
ResMed Inc.	4,800	406,512
Rockwell Medical Inc.	970	5,645	(a)
Stryker Corp.	11,456	1,773,847
Surmodics Inc.	261	7,308	(a)
Tactile Systems Technology Inc.	239	6,926	(a)
Teleflex Inc.	322	80,120
Varex Imaging Corp.	713	28,641	(a)
Varian Medical Systems Inc.	3,063	340,453	(a)
ViewRay Inc.	666	6,167	(a)
Viveve Medical Inc.	283	1,407	(a)
Zimmer Biomet Holdings Inc.	7,143	861,946
		17,576,088
Healthcare Facilities – 0.1%
AAC Holdings Inc.	202	1,818	(a)
Acadia Healthcare Company Inc.	571	18,632	(a)

	Number of Shares	Fair Value
Capital Senior Living Corp.	504	$6,799	(a)
Community Health Systems Inc.	1,800	7,668	(a)
Encompass Health Corp.	2,542	125,600
Genesis Healthcare Inc.	651	497	(a)
HCA Healthcare Inc.	10,245	899,921	(a)
Kindred Healthcare Inc.	1,691	16,403
LifePoint Health Inc.	280	13,944	(a)
National HealthCare Corp.	223	13,590
Select Medical Holdings Corp.	1,935	34,153	(a)
Surgery Partners Inc.	372	4,501	(a)
Tenet Healthcare Corp.	2,153	32,639	(a)
The Ensign Group Inc.	868	19,269
Universal Health Services Inc., Class B	2,949	334,269
US Physical Therapy Inc.	243	17,544
		1,547,247
Healthcare Services – 0.2%
Addus HomeCare Corp.	151	5,255	(a)
Almost Family Inc.	242	13,395	(a)
Amedisys Inc.	543	28,622	(a)
American Renal Associates Holdings Inc.	175	3,045	(a)
AMN Healthcare Services Inc.	889	43,783	(a)
BioScrip Inc.	1,987	5,782	(a)
BioTelemetry Inc.	541	16,176	(a)
Chemed Corp.	292	70,962
Civitas Solutions Inc.	301	5,147	(a)
CorVel Corp.	198	10,474	(a)
Cross Country Healthcare Inc.	643	8,205	(a)
DaVita Inc.	5,106	368,908	(a)
Diplomat Pharmacy Inc.	915	18,364	(a)
Envision Healthcare Corp.	4,383	151,476	(a)
Express Scripts Holding Co.	19,729	1,472,573	(a)
Laboratory Corporation of America Holdings	3,624	578,064	(a)
LHC Group Inc.	299	18,314	(a)
MEDNAX Inc.	677	36,179	(a)
National Research Corp., Class A	159	5,931
Quest Diagnostics Inc.	5,052	497,571
R1 RCM Inc.	1,899	8,375	(a)
RadNet Inc.	744	7,514	(a)
The Providence Service Corp.	188	11,156	(a)
Tivity Health Inc.	636	23,246	(a)
		3,408,517
Healthcare Supplies – 0.1%
Align Technology Inc.	2,600	577,694	(a)
Anika Therapeutics Inc.	281	15,149	(a)
Antares Pharma Inc.	2,720	5,413	(a)
Atrion Corp.	27	17,026
Cerus Corp.	2,029	6,858	(a)
DENTSPLY SIRONA Inc.	8,434	555,210
Endologix Inc.	1,626	8,699	(a)
Haemonetics Corp.	974	56,570	(a)
Halyard Health Inc.	1,210	55,878	(a)
ICU Medical Inc.	277	59,832	(a)
Lantheus Holdings Inc.	493	10,082	(a)
Meridian Bioscience Inc.	841	11,774
Merit Medical Systems Inc.	863	37,281	(a)
Neogen Corp.	695	57,136	(a)
OraSure Technologies Inc.	1,042	19,652	(a)
Quidel Corp.	539	23,366	(a)
RTI Surgical Inc.	1,167	4,785	(a)
Sientra Inc.	270	3,796	(a)
STAAR Surgical Co.	816	12,648	(a)
The Cooper Companies Inc.	1,802	392,620
Utah Medical Products Inc.	69	5,617
West Pharmaceutical Services Inc.	535	52,788
		1,989,874
Healthcare Technology – 0.0%*
Allscripts Healthcare Solutions Inc.	4,468	65,010	(a)
Castlight Health Inc., Class B	806	3,023	(a)
Cerner Corp.	10,486	706,652	(a)
Computer Programs & Systems Inc.	227	6,821
Cotiviti Holdings Inc.	691	22,257	(a)
Evolent Health Inc. Class A	977	12,017	(a)
HealthStream Inc.	513	11,881	(a)
HMS Holdings Corp.	1,476	25,018	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Inovalon Holdings Inc., Class A	1,187	$17,805	(a)
Medidata Solutions Inc.	1,476	93,534	(a)
Omnicell Inc.	684	33,174	(a)
Quality Systems Inc.	1,030	13,987	(a)
Simulations Plus Inc.	252	4,057
Tabula Rasa HealthCare Inc.	176	4,937	(a)
Teladoc Inc.	1,019	35,512	(a)
Vocera Communications Inc.	498	15,050	(a)
		1,070,735
Heavy Electrical Equipment – 0.0%*
AZZ Inc.	467	23,864
Babcock & Wilcox Enterprises Inc.	919	5,220	(a)
TPI Composites Inc.	120	2,455	(a)
		31,539
Home Building – 0.1%
AV Homes Inc.	240	3,996	(a)
Beazer Homes USA Inc.	640	12,294	(a)
CalAtlantic Group Inc.	551	31,071
Cavco Industries Inc.	158	24,111	(a)
Century Communities Inc.	304	9,454	(a)
DR Horton Inc.	11,715	598,285
Green Brick Partners Inc.	472	5,334	(a)
Hovnanian Enterprises Inc., Class A	2,473	8,285	(a)
Installed Building Products Inc.	401	30,456	(a)
KB Home	2,190	69,971
Lennar Corp., Class A	6,891	435,787
LGI Homes Inc.	309	23,184	(a)
M/I Homes Inc.	473	16,271	(a)
MDC Holdings Inc.	861	27,449
Meritage Homes Corp.	734	37,581	(a)
NVR Inc.	25	87,705	(a)
PICO Holdings Inc.	421	5,389	(a)
PulteGroup Inc.	9,281	308,593
Taylor Morrison Home Corp., Class A	1,360	33,279	(a)
The New Home Company Inc.	290	3,634	(a)
Toll Brothers Inc.	1,050	50,421
TopBuild Corp.	646	48,928	(a)
TRI Pointe Group Inc.	3,882	69,565	(a)
William Lyon Homes, Class A	483	14,046	(a)
		1,955,089
Home Entertainment Software – 0.1%
Activision Blizzard Inc.	26,722	1,692,037	(b)
Electronic Arts Inc.	10,902	1,145,364	(a)
Rosetta Stone Inc.	383	4,776	(a)
Take-Two Interactive Software Inc.	816	89,581	(a)
		2,931,758
Home Furnishing Retail – 0.0%*
Aaron’s Inc.	1,652	65,832
Bed Bath & Beyond Inc.	1,038	22,826
Haverty Furniture Companies Inc.	344	7,792
Kirkland’s Inc.	300	3,590	(a)
Pier 1 Imports Inc.	1,653	6,843
RH	373	32,156	(a)
Sleep Number Corp.	712	26,764	(a)
Williams-Sonoma Inc.	549	28,383
		194,186
Home Furnishings – 0.0%*
Bassett Furniture Industries Inc.	206	7,746
Ethan Allen Interiors Inc.	496	14,186
Flexsteel Industries Inc.	129	6,035
Hooker Furniture Corp.	228	9,679
La-Z-Boy Inc.	929	28,985
Leggett & Platt Inc.	4,943	235,929
Mohawk Industries Inc.	2,156	594,840	(a)
Tempur Sealy International Inc.	321	20,123	(a)
		917,523
Home Improvement Retail – 0.5%
Lowe’s Companies Inc.	29,236	2,717,194
Lumber Liquidators Holdings Inc.	532	16,699	(a)
The Home Depot Inc.	41,247	7,817,544
Tile Shop Holdings Inc.	650	6,240
		10,557,677
Hotel & Resort REITs – 0.1%
Ashford Hospitality Prime Inc.	450	4,378
Ashford Hospitality Trust Inc.	1,574	10,593

	Number of Shares	Fair Value
Chatham Lodging Trust	758	$17,252
Chesapeake Lodging Trust	1,114	30,178
DiamondRock Hospitality Co.	3,640	41,096
Hersha Hospitality Trust	653	11,362
Hospitality Properties Trust	1,181	35,253
Host Hotels & Resorts Inc.	27,169	539,305
LaSalle Hotel Properties	2,910	81,684
Pebblebrook Hotel Trust	1,244	46,239
RLJ Lodging Trust	3,165	69,535
Ryman Hospitality Properties Inc.	808	55,768
Summit Hotel Properties Inc.	1,975	30,079
Sunstone Hotel Investors Inc.	4,024	66,517
Xenia Hotels & Resorts Inc.	1,976	42,662
		1,081,901
Hotels, Resorts & Cruise Lines – 0.2%
Carnival Corp.	14,469	960,308
Hilton Worldwide Holdings Inc.	6,900	551,034
ILG Inc.	2,721	77,494
La Quinta Holdings Inc.	1,464	27,025	(a)
Lindblad Expeditions Holdings Inc.	299	2,927	(a)
Marriott International Inc., Class A	10,952	1,486,515
Marriott Vacations Worldwide Corp.	391	52,867
Norwegian Cruise Line Holdings Ltd.	6,500	346,125	(a)
Red Lion Hotels Corp.	265	2,610	(a)
Royal Caribbean Cruises Ltd.	6,154	734,049
The Marcus Corp.	370	10,120
Wyndham Worldwide Corp.	3,453	400,099
		4,651,173
Household Appliances – 0.0%*
Hamilton Beach Brands Holding Co., Class A	38	976
Helen of Troy Ltd.	713	68,697	(a)
iRobot Corp.	504	38,657	(a)
Whirlpool Corp.	2,631	443,692
		552,022
Household Products – 0.6%
Central Garden & Pet Co.	194	7,550	(a)
Central Garden & Pet Co., Class A	642	24,210	(a)
Church & Dwight Company Inc.	8,442	423,535
Colgate-Palmolive Co.	31,102	2,346,646
Energizer Holdings Inc.	442	21,207
HRG Group Inc.	2,237	37,917	(a)
Kimberly-Clark Corp.	12,619	1,522,609
Oil-Dri Corporation of America	99	4,109
Orchids Paper Products Co.	51	653
The Clorox Co.	4,426	658,323
The Procter & Gamble Co.	89,902	8,260,196
WD-40 Co.	246	29,028
		13,335,983
Housewares & Specialties – 0.0%*
CSS Industries Inc.	171	4,759
Libbey Inc.	448	3,369
Lifetime Brands Inc.	220	3,630
Newell Brands Inc.	17,778	549,340
Tupperware Brands Corp.	370	23,199
		584,297
Human Resource & Employment Services – 0.0%*
Barrett Business Services Inc.	142	9,158
GP Strategies Corp.	257	5,962	(a)
Heidrick & Struggles International Inc.	371	9,108
Insperity Inc.	628	36,016
Kelly Services Inc., Class A	582	15,871
Kforce Inc.	416	10,504
Korn/Ferry International	969	40,097
ManpowerGroup Inc.	479	60,407
On Assignment Inc.	926	59,514	(a)
Robert Half International Inc.	4,783	265,648
TriNet Group Inc.	774	34,319	(a)
TrueBlue Inc.	734	20,185	(a)
WageWorks Inc.	712	44,144	(a)
		610,933
Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.	15,450	2,875,554

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
PriceSmart Inc.	410	$35,301
Wal-Mart Stores Inc.	51,922	5,127,298
		8,038,153
Independent Power Producers & Energy Traders – 0.0%*
AES Corp.	24,766	268,216
Atlantic Power Corp.	2,442	5,739	(a)
Dynegy Inc.	1,917	22,716	(a)
NRG Energy Inc.	10,124	288,331
NRG Yield Inc., Class A	688	12,969
NRG Yield Inc., Class C	1,100	20,790
		618,761
Industrial Conglomerates – 0.7%
3M Co.	21,163	4,981,135	(b)
Carlisle Companies Inc.	441	50,120
General Electric Co.	307,011	5,357,342
Honeywell International Inc.	26,989	4,139,033
Raven Industries Inc.	648	22,259
Roper Technologies Inc.	3,557	921,263
		15,471,152
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	7,587	1,244,875
Praxair Inc.	10,126	1,566,290
		2,811,165
Industrial Machinery – 0.4%
Actuant Corp., Class A	1,128	28,538
Albany International Corp., Class A	520	31,954
Altra Industrial Motion Corp.	505	25,452
Barnes Group Inc.	920	58,208
Briggs & Stratton Corp.	740	18,774
Chart Industries Inc.	526	24,648	(a)
CIRCOR International Inc.	331	16,113
Columbus McKinnon Corp.	393	15,712
Crane Co.	356	31,762
DMC Global Inc.	281	7,039
Donaldson Company Inc.	928	45,426
Dover Corp.	5,413	546,659
Energy Recovery Inc.	693	6,064	(a)
EnPro Industries Inc.	370	34,599
ESCO Technologies Inc.	459	27,655
Flowserve Corp.	4,891	206,058
Fortive Corp.	10,526	761,556
Franklin Electric Company Inc.	867	39,795
Gencor Industries Inc.	118	1,953	(a)
Global Brass & Copper Holdings Inc.	420	13,902
Graco Inc.	1,203	54,400
Graham Corp.	195	4,081
Hardinge Inc.	228	3,972
Harsco Corp.	1,442	26,893	(a)
Hillenbrand Inc.	1,125	50,287
Hurco Companies Inc.	128	5,402
Hyster-Yale Materials Handling Inc.	189	16,095
IDEX Corp.	550	72,583
Illinois Tool Works Inc.	10,882	1,815,662
Ingersoll-Rand PLC	8,977	800,659
ITT Inc.	634	33,837
John Bean Technologies Corp.	574	63,599
Kadant Inc.	180	18,072
Kennametal Inc.	2,027	98,127
LB Foster Co., Class A	188	5,104	(a)
Lincoln Electric Holdings Inc.	442	40,478
Lydall Inc.	332	16,849	(a)
Milacron Holdings Corp.	978	18,719	(a)
Mueller Industries Inc.	1,081	38,300
Mueller Water Products Inc., Class A	2,803	35,122
NN Inc.	530	14,628
Nordson Corp.	365	53,436
Omega Flex Inc.	58	4,142
Park-Ohio Holdings Corp.	172	7,903
Parker-Hannifin Corp.	4,695	937,028
Proto Labs Inc.	452	46,556	(a)
RBC Bearings Inc.	428	54,099	(a)
Rexnord Corp.	1,835	47,747	(a)
Snap-on Inc.	2,126	370,562
SPX Corp.	719	22,569	(a)
SPX FLOW Inc.	725	34,474	(a)

	Number of Shares	Fair Value
Standex International Corp.	226	$23,018
Stanley Black & Decker Inc.	5,501	933,465
Sun Hydraulics Corp.	406	26,264
Tennant Co.	301	21,868
The Eastern Co.	130	3,399
The ExOne Co.	197	1,655	(a)
The Gorman-Rupp Co.	355	11,080
The Timken Co.	489	24,034
TriMas Corp.	822	21,988	(a)
Watts Water Technologies Inc., Class A	507	38,507
Woodward Inc.	1,367	104,630
Xylem Inc.	6,099	415,952
		8,379,112
Industrial REITs – 0.1%
DCT Industrial Trust Inc.	665	39,089
Duke Realty Corp.	13,200	359,172
EastGroup Properties Inc.	603	53,293
First Industrial Realty Trust Inc.	3,097	97,463
Monmouth Real Estate Investment Corp.	1,271	22,624
Prologis Inc. REIT	18,845	1,215,691
Rexford Industrial Realty Inc.	1,306	38,083
STAG Industrial Inc.	1,732	47,335
Terreno Realty Corp.	993	34,814
		1,907,564
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	6,123	387,464
Brown & Brown Inc.	839	43,175
Crawford & Co., Class B	241	2,318
eHealth Inc.	218	3,787	(a)
Health Insurance Innovations Inc., Class A	212	5,289	(a)
Marsh & McLennan Companies Inc.	17,758	1,445,324
		1,887,357
Integrated Oil & Gas – 1.0%
Chevron Corp.	66,988	8,386,228
Exxon Mobil Corp.	149,607	12,513,129
Occidental Petroleum Corp.	26,854	1,978,066
		22,877,423
Integrated Telecommunication Services – 0.7%
AT&T Inc.	216,980	8,436,182
ATN International Inc.	208	11,494
Cincinnati Bell Inc.	678	14,136	(a)
Consolidated Communications Holdings Inc.	1,301	15,859
Frontier Communications Corp.	1,489	10,066
General Communication Inc., Class A	473	18,456	(a)
Hawaiian Telcom Holdco Inc.	118	3,642	(a)
IDT Corp., Class B	352	3,731	(a)
Ooma Inc.	385	4,601	(a)
Verizon Communications Inc.	144,140	7,629,330
Windstream Holdings Inc.	3,642	6,738
		16,154,235
Internet & Direct Marketing Retail – 1.0%
1-800-Flowers.com Inc., Class A	571	6,110	(a)
Amazon.com Inc.	14,115	16,507,069	(a)
Duluth Holdings Inc.	194	3,463	(a)
Expedia Inc.	4,447	532,617
FTD Companies Inc.	345	2,480	(a)
Gaia Inc.	99	1,228	(a)
Groupon Inc.	6,433	32,808	(a)
Lands’ End Inc.	298	5,826	(a)
Liberty TripAdvisor Holdings Inc., Class A	1,346	12,686	(a)
Netflix Inc.	15,198	2,917,408	(a)
Nutrisystem Inc.	559	29,403
Overstock.com Inc.	254	16,231	(a)
PetMed Express Inc.	354	16,107
Shutterfly Inc.	624	31,044	(a)
The Priceline Group Inc.	1,711	2,973,273	(a)
TripAdvisor Inc.	4,184	144,181	(a)
		23,231,934
Internet Software & Services – 1.7%
2U Inc.	829	53,479	(a)
Actua Corp.	447	6,973	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Akamai Technologies Inc.	5,839	$379,769	(a)
Alarm.com Holdings Inc.	385	14,534	(a)
Alphabet Inc., Class A	10,534	11,096,516	(a)
Alphabet Inc., Class C	10,663	11,157,763	(a)
Alteryx Inc., Class A	431	10,891	(a)
Amber Road Inc.	359	2,635	(a)
Appfolio Inc. Class A	150	6,225	(a)
Apptio Inc., Class A	336	7,903	(a)
Bazaarvoice Inc.	1,658	9,036	(a)
Benefitfocus Inc.	257	6,939	(a)
Blucora Inc.	787	17,393	(a)
Box Inc., Class A	1,487	31,405	(a)
Brightcove Inc.	606	4,303	(a)
Carbonite Inc.	361	9,061	(a)
Care.com Inc.	232	4,185	(a)
Cars.com Inc.	1,872	53,989	(a)
ChannelAdvisor Corp.	467	4,203	(a)
Cloudera Inc.	1,790	29,571	(a)
CommerceHub Inc., Series A	260	5,717	(a)
CommerceHub Inc., Series C	550	11,325	(a)
Cornerstone OnDemand Inc.	948	33,493	(a)
Coupa Software Inc.	564	17,608	(a)
DHI Group Inc.	1,018	1,934	(a)
eBay Inc.	33,814	1,276,140	(a)
Endurance International Group Holdings Inc.	1,207	10,139	(a)
Envestnet Inc.	763	38,036	(a)
Etsy Inc.	2,111	43,170	(a)
Facebook Inc., Class A	84,272	14,870,637	(a)
Five9 Inc.	987	24,557	(a)
Gogo Inc.	1,134	12,792	(a)
GrubHub Inc.	1,578	113,300	(a)
GTT Communications Inc.	527	24,743	(a)
Hortonworks Inc.	811	16,309	(a)
Instructure Inc.	402	13,306	(a)
Internap Corp.	378	5,938	(a)
j2 Global Inc.	1,171	87,860
Limelight Networks Inc.	1,267	5,587	(a)
Liquidity Services Inc.	496	2,406	(a)
LivePerson Inc.	1,079	12,409	(a)
LogMeIn Inc.	378	43,281
MINDBODY Inc., Class A	726	22,107	(a)
MuleSoft Inc., Class A	489	11,374	(a)
New Relic Inc.	555	32,062	(a)
NIC Inc.	1,158	19,223
Nutanix Inc., Class A	1,967	69,396	(a)
Okta Inc.	358	9,168	(a)
Q2 Holdings Inc.	613	22,589	(a)
QuinStreet Inc.	753	6,310	(a)
Quotient Technology Inc.	1,287	15,122	(a)
Reis Inc.	170	3,511
SendGrid Inc.	152	3,643	(a)
Shutterstock Inc.	344	14,802	(a)
SPS Commerce Inc.	331	16,083	(a)
Stamps.com Inc.	291	54,708	(a)
TechTarget Inc.	214	2,979	(a)
The Meet Group Inc.	837	2,360	(a)
The Trade Desk Inc., Class A	439	20,075	(a)
TrueCar Inc.	1,370	15,344	(a)
Twilio Inc., Class A	1,177	27,777	(a)
VeriSign Inc.	2,852	326,383	(a)
Web.com Group Inc.	680	14,824	(a)
XO Group Inc.	509	9,396	(a)
Yelp Inc.	1,471	61,723	(a)
Yext Inc.	290	3,489	(a)
		40,361,908
Investment Banking & Brokerage – 0.4%
B. Riley Financial Inc.	394	7,131
Cowen Inc.	531	7,248	(a)
E*TRADE Financial Corp.	9,525	472,154	(a)
Evercore Inc., Class A	715	64,350
GAIN Capital Holdings Inc.	758	7,580
Greenhill & Company Inc.	426	8,307
Houlihan Lokey Inc.	469	21,307
Interactive Brokers Group Inc., Class A	513	30,375
INTL. FCStone Inc.	288	12,249	(a)

	Number of Shares	Fair Value
Investment Technology Group Inc.	531	$10,222
Ladenburg Thalmann Financial Services Inc.	2,143	6,772
Moelis & Co., Class A	578	28,033
Morgan Stanley	48,741	2,557,440
Oppenheimer Holdings Inc., Class A	229	6,137
Piper Jaffray Cos.	281	24,236
PJT Partners Inc., Class A	341	15,549
Raymond James Financial Inc.	4,300	383,990
Stifel Financial Corp.	1,715	102,145
The Charles Schwab Corp.	41,853	2,149,989
The Goldman Sachs Group Inc.	12,347	3,145,522
Virtu Financial Inc., Class A	539	9,864
		9,070,600
IT Consulting & Other Services – 0.4%
Acxiom Corp.	2,028	55,892	(a)
CACI International Inc., Class A	447	59,160	(a)
Cognizant Technology Solutions Corp., Class A	20,882	1,483,040
CSRA Inc.	5,414	161,987
DXC Technology Co.	10,135	961,812
EPAM Systems Inc.	903	97,009	(a)
Gartner Inc.	3,000	369,450	(a)
International Business Machines Corp.	30,337	4,654,303
Leidos Holdings Inc.	1,018	65,732
ManTech International Corp., Class A	493	24,744
Perficient Inc.	706	13,463	(a)
Presidio Inc.	360	6,901	(a)
Science Applications International Corp.	1,108	84,840
ServiceSource International Inc.	1,215	3,754	(a)
Teradata Corp.	858	32,999	(a)
The Hackett Group Inc.	447	7,022
Unisys Corp.	1,013	8,256	(a)
Virtusa Corp.	481	21,202	(a)
		8,111,566
Leisure Facilities – 0.0%*
Drive Shack Inc.	843	4,662
International Speedway Corp., Class A	655	26,102
Planet Fitness Inc., Class A	1,596	55,269	(a)
RCI Hospitality Holdings Inc.	205	5,736
SeaWorld Entertainment Inc.	1,284	17,424	(a)
Six Flags Entertainment Corp.	566	37,679
Speedway Motorsports Inc.	234	4,415
		151,287
Leisure Products – 0.0%*
Acushnet Holdings Corp.	436	9,191
American Outdoor Brands Corp.	996	12,789	(a)
Brunswick Corp.	620	34,236
Callaway Golf Co.	1,771	24,670
Clarus Corp.	534	4,192	(a)
Escalade Inc.	203	2,497
Hasbro Inc.	4,203	382,011
Johnson Outdoors Inc., Class A	98	6,085
Malibu Boats Inc., Class A	367	10,911	(a)
Marine Products Corp.	125	1,592
Mattel Inc.	12,599	193,773
MCBC Holdings Inc.	387	8,599	(a)
Nautilus Inc.	617	8,237	(a)
Polaris Industries Inc.	419	51,952
Sturm Ruger & Company Inc.	325	18,151
Vista Outdoor Inc.	1,083	15,779	(a)
		784,665
Life & Health Insurance – 0.3%
Aflac Inc.	13,915	1,221,459
American Equity Investment Life Holding Co.	1,611	49,506
Brighthouse Financial Inc.	3,624	212,511	(a)
Citizens Inc.	936	6,880	(a)
CNO Financial Group Inc.	4,325	106,784
FBL Financial Group Inc., Class A	194	13,512
Genworth Financial Inc., Class A	13,127	40,825	(a)
Independence Holding Co.	139	3,815
Lincoln National Corp.	7,718	593,283
MetLife Inc.	37,373	1,889,579

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
National Western Life Group Inc., Class A	43	$14,234
Primerica Inc.	1,134	115,158
Principal Financial Group Inc.	9,604	677,658
Prudential Financial Inc.	15,152	1,742,177
Torchmark Corp.	4,056	367,920
Trupanion Inc.	416	12,176	(a)
Unum Group	7,647	419,744
		7,487,221
Life Sciences Tools & Services – 0.3%
Accelerate Diagnostics Inc.	464	12,157	(a)
Agilent Technologies Inc.	11,195	749,729
Bio-Rad Laboratories Inc., Class A	144	34,369	(a)
Bio-Techne Corp.	268	34,719
Cambrex Corp.	598	28,704	(a)
Charles River Laboratories International Inc.	338	36,994	(a)
Enzo Biochem Inc.	798	6,504	(a)
Fluidigm Corp.	587	3,457	(a)
Illumina Inc.	5,128	1,120,417	(a)
INC Research Holdings Inc., Class A	1,449	63,176	(a)
IQVIA Holdings Inc.	5,000	489,500	(a)
Luminex Corp.	793	15,622
Medpace Holdings Inc.	162	5,874	(a)
Mettler-Toledo International Inc.	854	529,070	(a)
NanoString Technologies Inc.	296	2,211	(a)
NeoGenomics Inc.	1,061	9,401	(a)
Pacific Biosciences of California Inc.	1,928	5,090	(a)
PerkinElmer Inc.	4,146	303,156
PRA Health Sciences Inc.	920	83,784	(a)
Thermo Fisher Scientific Inc.	14,242	2,704,271
Waters Corp.	2,862	552,910	(a)
		6,791,115
Managed Healthcare – 0.7%
Aetna Inc.	11,455	2,066,367
Anthem Inc.	9,042	2,034,540
Centene Corp.	5,928	598,017	(a)
Cigna Corp.	8,600	1,746,574
HealthEquity Inc.	944	44,047	(a)
Humana Inc.	5,037	1,249,529
Magellan Health Inc.	443	42,772	(a)
Molina Healthcare Inc.	1,117	85,651	(a)
UnitedHealth Group Inc.	34,211	7,542,157
WellCare Health Plans Inc.	318	63,953	(a)
		15,473,607
Marine – 0.0%*
Eagle Bulk Shipping Inc.	895	4,010	(a)
Kirby Corp.	387	25,851	(a)
Matson Inc.	769	22,947
Scorpio Bulkers Inc.	1,043	7,718
		60,526
Metal & Glass Containers – 0.0%*
AptarGroup Inc.	443	38,222
Ball Corp.	12,852	486,448
Greif Inc., Class A	662	40,104
Greif Inc., Class B	112	7,767
Myers Industries Inc.	439	8,561
Owens-Illinois Inc.	1,145	25,385	(a)
Silgan Holdings Inc.	514	15,106
		621,593
Mortgage REITs – 0.0%*
AG Mortgage Investment Trust Inc.	510	9,695
Anworth Mortgage Asset Corp.	2,001	10,886
Apollo Commercial Real Estate Finance Inc.	1,974	36,420
Ares Commercial Real Estate Corp.	547	7,056
ARMOUR Residential REIT Inc.	699	17,978
Capstead Mortgage Corp.	1,767	15,285
Cherry Hill Mortgage Investment Corp.	222	3,994
CYS Investments Inc.	2,818	22,629
Dynex Capital Inc.	967	6,779
Granite Point Mortgage Trust Inc.	787	13,961
Great Ajax Corp.	272	3,759
Hannon Armstrong Sustainable Infrastructure Capital Inc.	936	22,520

	Number of Shares	Fair Value
Invesco Mortgage Capital Inc.	2,137	$38,103
KKR Real Estate Finance Trust Inc.	196	3,922
Ladder Capital Corp.	1,337	18,223
MTGE Investment Corp.	848	15,688
New York Mortgage Trust Inc.	2,225	13,728
Orchid Island Capital Inc.	597	5,540
Owens Realty Mortgage Inc.	185	2,962
PennyMac Mortgage Investment Trust	1,187	19,075
Redwood Trust Inc.	1,374	20,363
Resource Capital Corp.	613	5,744
Sutherland Asset Management Corp.	320	4,848
TPG RE Finance Trust Inc.	207	3,943
Western Asset Mortgage Capital Corp.	844	8,398
		331,499
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	5,762	293,171
Movies & Entertainment – 0.5%
AMC Entertainment Holdings Inc., Class A	1,031	15,568
Cinemark Holdings Inc.	745	25,941
Global Eagle Entertainment Inc.	944	2,162	(a)
Liberty Media Corp.-Liberty Braves, Class A	189	4,167	(a)
Liberty Media Corp.-Liberty Braves, Class C	635	14,110	(a)
Live Nation Entertainment Inc.	974	41,463	(a)
Reading International Inc., Class A	333	5,561	(a)
The Walt Disney Co.	53,135	5,712,544
Time Warner Inc.	27,265	2,493,930
Twenty-First Century Fox Inc., Class A	36,694	1,267,044
Twenty-First Century Fox Inc., Class B	16,014	546,398
Viacom Inc., Class B	13,203	406,784
World Wrestling Entertainment Inc., Class A	730	22,323
		10,557,995
Multi-Line Insurance – 0.2%
American Financial Group Inc.	498	54,053
American International Group Inc.	32,071	1,910,790
Assurant Inc.	2,069	208,638
Horace Mann Educators Corp.	761	33,560
Kemper Corp.	1,094	75,377
Loews Corp.	10,197	510,156
National General Holdings Corp.	969	19,031
The Hartford Financial Services Group Inc.	12,246	689,205
		3,500,810
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	68,043	13,487,483	(a)
Cannae Holdings Inc.	1,101	18,750	(a)
Leucadia National Corp.	10,667	282,569
		13,788,802
Multi-Utilities – 0.4%
Ameren Corp.	8,249	486,609
Avista Corp.	1,156	59,522
Black Hills Corp.	1,365	82,050
CenterPoint Energy Inc.	14,767	418,792
CMS Energy Corp.	9,613	454,695
Consolidated Edison Inc.	10,960	931,052
Dominion Energy Inc.	22,588	1,830,983
DTE Energy Co.	6,359	696,056
MDU Resources Group Inc.	1,390	37,363
NiSource Inc.	12,114	310,966
NorthWestern Corp.	1,240	74,028
Public Service Enterprise Group Inc.	17,761	914,692
SCANA Corp.	5,359	213,181
Sempra Energy	8,691	929,242
Unitil Corp.	278	12,682
Vectren Corp.	600	39,012
WEC Energy Group Inc.	11,278	749,198
		8,240,123
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	3,400	444,006
Boston Properties Inc.	5,364	697,481
Corporate Office Properties Trust	710	20,732
Cousins Properties Inc.	10,753	99,465

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Douglas Emmett Inc.	1,154	$47,383
Easterly Government Properties Inc.	637	13,594
Franklin Street Properties Corp.	1,965	21,104
Government Properties Income Trust	1,790	33,187
Highwoods Properties Inc.	739	37,623
JBG SMITH Properties	665	23,095
Kilroy Realty Corp.	714	53,300
Mack-Cali Realty Corp.	2,345	50,558
NorthStar Realty Europe Corp.	1,010	13,564
SL Green Realty Corp.	3,335	336,602
Tier REIT Inc.	857	17,474
Vornado Realty Trust	5,867	458,682
		2,367,850
Office Services & Supplies – 0.0%*
ACCO Brands Corp.	1,861	22,704	(a)
ARC Document Solutions Inc.	849	2,165	(a)
Essendant Inc.	742	6,878
Herman Miller Inc.	1,564	62,638
HNI Corp.	1,121	43,237
Interface Inc.	1,078	27,112
Kimball International Inc., Class B	741	13,835
Knoll Inc.	871	20,068
MSA Safety Inc.	843	65,349
NL Industries Inc.	176	2,508	(a)
Pitney Bowes Inc.	1,383	15,462
Steelcase Inc., Class A	1,652	25,110
		307,066
Oil & Gas Drilling – 0.0%*
Diamond Offshore Drilling Inc.	1,694	31,492	(a)
Helmerich & Payne Inc.	4,084	263,990
Independence Contract Drilling Inc.	607	2,416	(a)
Nabors Industries Ltd.	2,151	14,691
Parker Drilling Co.	2,400	2,400	(a)
Patterson-UTI Energy Inc.	1,540	35,435
Pioneer Energy Services Corp.	1,279	3,901	(a)
Rowan Companies PLC, Class A	3,049	47,747	(a)
Unit Corp.	1,014	22,308	(a)
		424,380
Oil & Gas Equipment & Services – 0.3%
Archrock Inc.	1,401	14,711
Baker Hughes a GE Co.	15,041	475,897
Basic Energy Services Inc.	330	7,745	(a)
Bristow Group Inc.	682	9,187
C&J Energy Services Inc.	886	29,654	(a)
CARBO Ceramics Inc.	394	4,011	(a)
Dril-Quip Inc.	995	47,461	(a)
Era Group Inc.	402	4,322	(a)
Exterran Corp.	630	19,807	(a)
Fairmount Santrol Holdings Inc.	2,938	15,366	(a)
Forum Energy Technologies Inc.	1,202	18,691	(a)
Geospace Technologies Corp.	263	3,411	(a)
Gulf Island Fabrication Inc.	258	3,464
Halliburton Co.	30,734	1,501,971
Helix Energy Solutions Group Inc.	2,658	20,041	(a)
Keane Group Inc.	596	11,330	(a)
Key Energy Services Inc.	236	2,782	(a)
Mammoth Energy Services Inc.	152	2,984	(a)
Matrix Service Co.	535	9,523	(a)
McDermott International Inc.	5,364	35,295	(a)
National Oilwell Varco Inc.	13,065	470,601
Natural Gas Services Group Inc.	245	6,419	(a)
NCS Multistage Holdings Inc.	209	3,081	(a)
Newpark Resources Inc.	1,666	14,328	(a)
Oceaneering International Inc.	683	14,439
Oil States International Inc.	974	27,564	(a)
PHI Inc.	19	220	(a)
ProPetro Holding Corp.	1,046	21,087	(a)
RigNet Inc.	255	3,812	(a)
Schlumberger Ltd.	48,633	3,277,378
SEACOR Holdings Inc.	315	14,559	(a)
SEACOR Marine Holdings Inc.	316	3,697	(a)
Select Energy Services Inc., Class A	246	4,487	(a)
Smart Sand Inc.	228	1,974	(a)
Solaris Oilfield Infrastructure Inc., Class A	236	5,053	(a)
Superior Energy Services Inc.	4,006	38,578	(a)

	Number of Shares	Fair Value
TETRA Technologies Inc.	1,871	$7,989	(a)
U.S. Silica Holdings Inc.	1,455	47,375
Willbros Group Inc.	851	1,208	(a)
		6,201,502
Oil & Gas Exploration & Production – 0.6%
Abraxas Petroleum Corp.	2,099	5,164	(a)
Anadarko Petroleum Corp.	18,960	1,017,014
Apache Corp.	13,963	589,518
Bill Barrett Corp.	986	5,058	(a)
Bonanza Creek Energy Inc.	341	9,408	(a)
Cabot Oil & Gas Corp.	17,127	489,832
California Resources Corp.	639	12,422	(a)
Callon Petroleum Co.	5,261	63,921	(a)
Carrizo Oil & Gas Inc.	1,435	30,537	(a)
Chesapeake Energy Corp.	29,503	116,832	(a)
Cimarex Energy Co.	3,293	401,779
CNX Resources Corp.	1,475	21,579	(a)
Concho Resources Inc.	5,126	770,028	(a)
ConocoPhillips	41,925	2,301,263
Contango Oil & Gas Co.	449	2,115	(a)
Denbury Resources Inc.	7,062	15,607	(a)
Devon Energy Corp.	18,364	760,270
Earthstone Energy Inc., Class A	427	4,539	(a)
Eclipse Resources Corp.	1,210	2,904	(a)
Energen Corp.	708	40,760	(a)
Energy XXI Gulf Coast Inc.	560	3,214	(a)
EOG Resources Inc.	20,217	2,181,617
EP Energy Corp., Class A	772	1,822	(a)
EQT Corp.	8,600	489,512
Evolution Petroleum Corp.	511	3,500
Gastar Exploration Inc.	4,063	4,266	(a)
Gulfport Energy Corp.	1,171	14,942	(a)
Halcon Resources Corp.	2,397	18,145	(a)
Hess Corp.	9,270	440,047
Isramco Inc.	13	1,360	(a)
Jagged Peak Energy Inc.	1,063	16,774	(a)
Jones Energy Inc., Class A	1,098	1,208	(a)
Lilis Energy Inc.	955	4,880	(a)
Marathon Oil Corp.	29,352	496,929
Matador Resources Co.	2,367	73,685	(a)
Midstates Petroleum Company Inc.	211	3,498	(a)
Murphy Oil Corp.	1,159	35,987
Newfield Exploration Co.	7,511	236,822	(a)
Noble Energy Inc.	17,120	498,877
Oasis Petroleum Inc.	4,475	37,635	(a)
Panhandle Oil and Gas Inc., Class A	297	6,103
PDC Energy Inc.	1,207	62,209	(a)
Penn Virginia Corp.	270	10,560	(a)
Pioneer Natural Resources Co.	5,967	1,031,396
QEP Resources Inc.	1,751	16,757	(a)
Range Resources Corp.	7,096	121,058
Resolute Energy Corp.	411	12,934	(a)
Ring Energy Inc.	1,016	14,122	(a)
Sanchez Energy Corp.	1,125	5,974	(a)
SandRidge Energy Inc.	661	13,927	(a)
SilverBow Resources Inc.	159	4,726	(a)
SM Energy Co.	735	16,229
Southwestern Energy Co.	3,781	21,098	(a)
SRC Energy Inc.	4,377	37,336	(a)
Stone Energy Corp.	369	11,867	(a)
Tellurian Inc.	1,050	10,227	(a)
Ultra Petroleum Corp.	3,510	31,801	(a)
W&T Offshore Inc.	1,772	5,865	(a)
WildHorse Resource Development Corp.	893	16,440	(a)
WPX Energy Inc.	2,848	40,071	(a)
		12,715,970
Oil & Gas Refining & Marketing – 0.2%
Adams Resources & Energy Inc.	39	1,696
Andeavor	4,904	560,723
Clean Energy Fuels Corp.	1,753	3,559	(a)
CVR Energy Inc.	324	12,066
Delek US Holdings Inc.	1,399	48,881
Green Plains Inc.	727	12,250
HollyFrontier Corp.	1,277	65,408
Marathon Petroleum Corp.	17,003	1,121,858

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Pacific Ethanol Inc.	556	$2,530	(a)
Par Pacific Holdings Inc.	602	11,607	(a)
PBF Energy Inc., Class A	786	27,864
Phillips 66	15,390	1,556,698
Renewable Energy Group Inc.	729	8,602	(a)
REX American Resources Corp.	114	9,438	(a)
Valero Energy Corp.	15,225	1,399,330
World Fuel Services Corp.	499	14,042
		4,856,552
Oil & Gas Storage & Transportation – 0.1%
Dorian LPG Ltd.	557	4,579	(a)
GasLog Ltd.	823	18,312
Gener8 Maritime Inc.	799	5,289	(a)
International Seaways Inc.	557	10,282	(a)
Kinder Morgan Inc.	67,688	1,223,122
Nordic American Tankers Ltd.	1,750	4,305
ONEOK Inc.	13,557	724,622
Overseas Shipholding Group Inc., Class A	385	1,055	(a)
SemGroup Corp., Class A	1,254	37,871
Ship Finance International Ltd.	1,073	16,631
The Williams Companies Inc.	29,700	905,553
		2,951,621
Other Diversified Financial Services – 0.0%*
Tiptree Inc.	455	2,707
Packaged Foods & Meats – 0.4%
Amplify Snack Brands Inc.	588	7,062	(a)
B&G Foods Inc.	1,247	43,832
Bob Evans Farms Inc.	381	30,030
Cal-Maine Foods Inc.	557	24,759	(a)
Calavo Growers Inc.	310	26,164
Campbell Soup Co.	7,185	345,670
Conagra Brands Inc.	13,942	525,195
Dean Foods Co.	2,371	27,409
Farmer Brothers Co.	161	5,176	(a)
Flowers Foods Inc.	1,349	26,049
Freshpet Inc.	458	8,679	(a)
General Mills Inc.	20,188	1,196,947
Hormel Foods Corp.	10,108	367,830
Hostess Brands Inc.	1,516	22,452	(a)
J&J Snack Foods Corp.	283	42,968
John B Sanfilippo & Son Inc.	171	10,816
Kellogg Co.	8,602	584,764
Lamb Weston Holdings Inc.	1,053	59,442
Lancaster Colony Corp.	481	62,150
Landec Corp.	537	6,766	(a)
Lifeway Foods Inc.	73	584	(a)
McCormick & Company Inc.	4,191	427,105
Mondelez International Inc., Class A	53,206	2,277,217
Post Holdings Inc.	472	37,397	(a)
Sanderson Farms Inc.	521	72,304
Seneca Foods Corp., Class A	129	3,967	(a)
Snyder’s-Lance Inc.	2,172	108,774
The Hain Celestial Group Inc.	737	31,241	(a)
The Hershey Co.	5,172	587,074
The JM Smucker Co.	4,064	504,911
The Kraft Heinz Co.	20,940	1,628,294
Tootsie Roll Industries Inc.	443	16,125
TreeHouse Foods Inc.	424	20,971	(a)
Tyson Foods Inc., Class A	10,247	830,724
		9,970,848
Paper Packaging – 0.1%
Avery Dennison Corp.	3,316	380,876
Bemis Company Inc.	653	31,207
International Paper Co.	14,829	859,192
Packaging Corporation of America	3,500	421,925
Sealed Air Corp.	6,291	310,146
Sonoco Products Co.	715	37,995
UFP Technologies Inc.	127	3,531	(a)
WestRock Co.	9,233	583,618
		2,628,490
Paper Products – 0.0%*
Clearwater Paper Corp.	284	12,894	(a)
Domtar Corp.	455	22,532
KapStone Paper and Packaging Corp.	1,623	36,826

	Number of Shares	Fair Value
Neenah Paper Inc.	299	$27,104
PH Glatfelter Co.	705	15,115
Schweitzer-Mauduit International Inc.	545	24,721
Verso Corp., Class A	478	8,398	(a)
		147,590
Personal Products – 0.1%
Avon Products Inc.	3,035	6,525	(a)
Coty Inc., Class A	17,701	352,073
Edgewell Personal Care Co.	413	24,528	(a)
elf Beauty Inc.	392	8,746	(a)
Inter Parfums Inc.	320	13,904
Medifast Inc.	210	14,660
Natural Health Trends Corp.	150	2,278
Nature’s Sunshine Products Inc.	183	2,114
Nu Skin Enterprises Inc., Class A	353	24,085
Revlon Inc., Class A	232	5,058	(a)
The Estee Lauder Companies Inc., Class A	7,887	1,003,542
USANA Health Sciences Inc.	208	15,402	(a)
		1,472,915
Pharmaceuticals – 1.6%
Aclaris Therapeutics Inc.	382	9,420	(a)
Aerie Pharmaceuticals Inc.	609	36,388	(a)
Akcea Therapeutics Inc.	278	4,826	(a)
Akorn Inc.	693	22,335	(a)
Allergan PLC	11,890	1,944,966
Amphastar Pharmaceuticals Inc.	712	13,699	(a)
ANI Pharmaceuticals Inc.	159	10,248	(a)
Aratana Therapeutics Inc.	671	3,529	(a)
Assembly Biosciences Inc.	266	12,037	(a)
Bristol-Myers Squibb Co.	58,138	3,562,697
Catalent Inc.	3,406	139,919	(a)
Clearside Biomedical Inc.	164	1,148	(a)
Collegium Pharmaceutical Inc.	466	8,602	(a)
Corcept Therapeutics Inc.	1,722	31,099	(a)
Corium International Inc.	376	3,613	(a)
Depomed Inc.	1,223	9,845	(a)
Dermira Inc.	722	20,079	(a)
Dova Pharmaceuticals Inc.	95	2,736	(a)
Durect Corp.	2,560	2,360	(a)
Eli Lilly & Co.	33,918	2,864,714
Horizon Pharma PLC	2,960	43,216	(a)
Impax Laboratories Inc.	1,289	21,462	(a)
Innoviva Inc.	1,290	18,305	(a)
Intersect ENT Inc.	515	16,686	(a)
Intra-Cellular Therapies Inc.	686	9,933	(a)
Johnson & Johnson	94,893	13,258,450
Kala Pharmaceuticals Inc.	152	2,811	(a)
Lannett Company Inc.	560	12,992	(a)
Mallinckrodt PLC	674	15,205	(a)
Melinta Therapeutics Inc.	173	2,733	(a)
Merck & Company Inc.	96,712	5,441,984
Mylan N.V.	19,590	828,853	(a)
MyoKardia Inc.	324	13,640	(a)
Nektar Therapeutics	2,717	162,259	(a)
Neos Therapeutics Inc.	456	4,651	(a)
Ocular Therapeutix Inc.	319	1,420	(a)
Omeros Corp.	777	15,097	(a)
Optinose Inc.	100	1,890	(a)
Pacira Pharmaceuticals Inc.	701	32,001	(a)
Paratek Pharmaceuticals Inc.	362	6,480	(a)
Pfizer Inc.	210,879	7,638,037
Phibro Animal Health Corp., Class A	379	12,697
Prestige Brands Holdings Inc.	1,340	59,509	(a)
Reata Pharmaceuticals Inc., Class A	211	5,976	(a)
Revance Therapeutics Inc.	413	14,765	(a)
Sienna Biopharmaceuticals Inc.	94	1,706	(a)
Sucampo Pharmaceuticals Inc., Class A	472	8,472	(a)
Supernus Pharmaceuticals Inc.	858	34,191	(a)
Teligent Inc.	826	2,998	(a)
Tetraphase Pharmaceuticals Inc.	738	4,649	(a)
The Medicines Co.	1,285	35,132	(a)
TherapeuticsMD Inc.	3,005	18,150	(a)
WaVe Life Sciences Ltd.	246	8,635	(a)
Zoetis Inc.	16,966	1,222,231

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Zogenix Inc.	631	$25,272	(a)
Zynerba Pharmaceuticals Inc.	255	3,193	(a)
		37,709,941
Property & Casualty Insurance – 0.2%
Ambac Financial Group Inc.	904	14,446	(a)
AMERISAFE Inc.	326	20,082
AmtTust Financial Services Inc.	1,615	16,263
Atlas Financial Holdings Inc.	214	4,398	(a)
Baldwin & Lyons Inc., Class B	179	4,287
Cincinnati Financial Corp.	5,471	410,161
Donegal Group Inc., Class A	163	2,820
EMC Insurance Group Inc.	168	4,820
Employers Holdings Inc.	565	25,086
Federated National Holding Co.	257	4,258
First American Financial Corp.	790	44,272
Hallmark Financial Services Inc.	283	2,952	(a)
HCI Group Inc.	185	5,532
Heritage Insurance Holdings Inc.	375	6,757
Infinity Property & Casualty Corp.	182	19,292
Investors Title Co.	28	5,554
Kingstone Companies Inc.	240	4,512
Kinsale Capital Group Inc.	274	12,330
MBIA Inc.	1,632	11,946	(a)
Mercury General Corp.	274	14,643
NI Holdings Inc.	236	4,007	(a)
Old Republic International Corp.	1,764	37,714
RLI Corp.	731	44,342
Safety Insurance Group Inc.	264	21,226
Selective Insurance Group Inc.	1,051	61,694
State Auto Financial Corp.	310	9,027
Stewart Information Services Corp.	374	15,820
The Allstate Corp.	12,816	1,341,963
The Hanover Insurance Group Inc.	306	33,072
The Navigators Group Inc.	369	17,970
The Progressive Corp.	20,972	1,181,143
The Travelers Companies Inc.	9,736	1,320,591
United Fire Group Inc.	357	16,272
United Insurance Holdings Corp.	350	6,037
Universal Insurance Holdings Inc.	553	15,125
WR Berkley Corp.	686	49,152
		4,809,566
Publishing – 0.0%*
Daily Journal Corp.	22	5,065	(a)
Gannett Company Inc.	2,164	25,081
John Wiley & Sons Inc., Class A	320	21,040
Meredith Corp.	1,001	66,116
New Media Investment Group Inc.	829	13,911
News Corp., Class A	14,300	231,803
News Corp., Class B	4,475	74,285
Scholastic Corp.	536	21,499
The New York Times Co., Class A	3,247	60,069
Time Inc.	1,754	32,361
tronc Inc.	370	6,508	(a)
		557,738
Railroads – 0.3%
CSX Corp.	31,255	1,719,337
Genesee & Wyoming Inc., Class A	438	34,484	(a)
Kansas City Southern	3,546	373,110
Norfolk Southern Corp.	10,274	1,488,703
Union Pacific Corp.	27,647	3,707,463
		7,323,097
Real Estate Development – 0.0%*
Forestar Group Inc.	74	1,628	(a)
Stratus Properties Inc.	122	3,623
		5,251
Real Estate Operating Companies – 0.0%*
FRP Holdings Inc.	127	5,620	(a)
Kennedy-Wilson Holdings Inc.	2,257	39,159
Trinity Place Holdings Inc.	367	2,550	(a)
		47,329
Real Estate Services – 0.0%*
CBRE Group Inc., Class A	10,780	466,882	(a)
HFF Inc. REIT, Class A	681	33,124
Jones Lang LaSalle Inc.	326	48,551
Marcus & Millichap Inc.	308	10,044	(a)

	Number of Shares	Fair Value
RE/MAX Holdings Inc., Class A	330	$16,005
Redfin Corp.	199	6,232	(a)
		580,838
Regional Banks – 0.7%
1st Source Corp.	314	15,527
Access National Corp.	290	8,074
ACNB Corp.	119	3,516
Allegiance Bancshares Inc.	220	8,283	(a)
American National Bankshares Inc.	166	6,358
Ameris Bancorp.	681	32,824
Ames National Corp.	174	4,846
Arrow Financial Corp.	233	7,910
Associated Banc-Corp.	1,069	27,153
Atlantic Capital Bancshares Inc.	346	6,090	(a)
Banc of California Inc.	770	15,900
BancFirst Corp.	314	16,061
BancorpSouth Bank	2,156	67,806
Bank of Commerce Holdings	360	4,140
Bank of Hawaii Corp.	298	25,539
Bank of Marin Bancorp.	119	8,092
Bank of the Ozarks Inc.	865	41,909
Bankwell Financial Group Inc.	110	3,777
Banner Corp.	600	33,072
Bar Harbor Bankshares	289	7,806
BB&T Corp.	27,454	1,365,013
BCB Bancorp Inc.	177	2,567
Berkshire Hills Bancorp Inc.	745	27,267
Blue Hills Bancorp Inc.	487	9,789
Boston Private Financial Holdings Inc.	1,529	23,623
Bridge Bancorp Inc.	335	11,725
Brookline Bancorp Inc.	1,394	21,886
Bryn Mawr Bank Corp.	334	14,763
Byline Bancorp Inc.	124	2,848	(a)
C&F Financial Corp.	62	3,596
Cadence BanCorp	362	9,817	(a)
Camden National Corp.	304	12,808
Capital City Bank Group Inc.	221	5,070
Capstar Financial Holdings Inc.	163	3,386	(a)
Carolina Financial Corp.	269	9,993
Cathay General Bancorp	1,939	81,768
CenterState Bank Corp.	931	23,955
Central Pacific Financial Corp.	492	14,676
Central Valley Community Bancorp	178	3,592
Century Bancorp Inc., Class A	55	4,304
Chemical Financial Corp.	1,802	96,353
Chemung Financial Corp.	55	2,646
Citizens & Northern Corp.	239	5,736
Citizens Financial Group Inc.	17,485	734,020
City Holding Co.	295	19,904
Civista Bancshares Inc.	224	4,928
CNB Financial Corp.	281	7,373
CoBiz Financial Inc.	753	15,052
Codorus Valley Bancorp Inc.	166	4,570
Columbia Banking System Inc.	1,317	57,210
Comerica Inc.	6,104	529,888
Commerce Bancshares Inc.	671	37,469
Community Bank System Inc.	906	48,697
Community Bankers Trust Corp.	495	4,034	(a)
Community Trust Bancorp Inc.	306	14,413
ConnectOne Bancorp Inc.	572	14,729
County Bancorp Inc.	84	2,500
Cullen/Frost Bankers Inc.	409	38,712
Customers Bancorp Inc.	487	12,657	(a)
CVB Financial Corp.	1,887	44,458
Eagle Bancorp Inc.	576	33,350	(a)
East West Bancorp Inc.	1,030	62,655
Enterprise Bancorp Inc.	170	5,789
Enterprise Financial Services Corp.	384	17,338
Equity Bancshares Inc., Class A	224	7,932	(a)
Evans Bancorp Inc.	105	4,400
Farmers & Merchants Bancorp Inc./Archbold	168	6,854
Farmers Capital Bank Corp.	144	5,544
Farmers National Banc Corp.	506	7,464
FB Financial Corp.	243	10,204	(a)
FCB Financial Holdings Inc., Class A	682	34,646	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Fidelity Southern Corp.	420	$9,156
Fifth Third Bancorp	24,250	735,745
Financial Institutions Inc.	280	8,708
First Bancorp Inc.	207	5,637
First Bancorp/Southern Pines NC	559	19,738
First Busey Corp.	729	21,826
First Business Financial Services Inc.	163	3,606
First Citizens BancShares Inc., Class A	134	54,002
First Commonwealth Financial Corp.	1,786	25,576
First Community Bancshares Inc.	315	9,050
First Connecticut Bancorp Inc.	275	7,191
First Financial Bancorp.	1,151	30,329
First Financial Bankshares Inc.	1,157	52,123
First Financial Corp.	201	9,115
First Financial Northwest Inc.	175	2,714
First Foundation Inc.	516	9,567	(a)
First Horizon National Corp.	2,303	46,037
First Internet Bancorp	105	4,006
First Interstate BancSystem Inc., Class A	486	19,464
First Merchants Corp.	723	30,409
First Mid-Illinois Bancshares Inc.	139	5,357
First Midwest Bancorp Inc.	1,934	46,435
First Northwest Bancorp	210	3,423	(a)
Flushing Financial Corp.	557	15,317
FNB Bancorp	98	3,576
FNB Corp.	2,280	31,510
Franklin Financial Network Inc.	187	6,377	(a)
Fulton Financial Corp.	4,408	78,903
German American Bancorp Inc.	427	15,086
Glacier Bancorp Inc.	1,429	56,288
Great Southern Bancorp Inc.	216	11,156
Great Western Bancorp Inc.	1,079	42,944
Green Bancorp Inc.	425	8,627	(a)
Guaranty Bancorp	473	13,078
Hancock Holding Co.	2,154	106,623
Hanmi Financial Corp.	566	17,178
HarborOne Bancorp Inc.	291	5,576	(a)
Heartland Financial USA Inc.	440	23,606
Heritage Commerce Corp.	525	8,043
Heritage Financial Corp.	529	16,293
Hilltop Holdings Inc.	1,328	33,638
Home BancShares Inc.	4,055	94,279
HomeTrust Bancshares Inc.	322	8,292	(a)
Hope Bancorp Inc.	2,303	42,030
Horizon Bancorp	358	9,952
Howard Bancorp Inc.	167	3,674	(a)
Huntington Bancshares Inc.	36,760	535,226
IBERIABANK Corp.	928	71,920
Independent Bank Corp.	484	33,807
Independent Bank Corp.	404	9,029
Independent Bank Group Inc.	334	22,578
International Bancshares Corp.	1,341	53,238
Investar Holding Corp.	186	4,483
Investors Bancorp Inc.	4,739	65,777
KeyCorp	37,795	762,325
Lakeland Bancorp Inc.	788	15,169
Lakeland Financial Corp.	448	21,724
LCNB Corp.	180	3,681
LegacyTexas Financial Group Inc.	835	35,245
Live Oak Bancshares Inc.	398	9,492
M&T Bank Corp.	5,361	916,677
Macatawa Bank Corp.	536	5,360
MainSource Financial Group Inc.	464	16,848
MB Financial Inc.	2,080	92,602
MBT Financial Corp.	362	3,837
Mercantile Bank Corp.	320	11,318
Midland States Bancorp Inc.	290	9,419
MidSouth Bancorp Inc.	270	3,578
MidWestOne Financial Group Inc.	166	5,566
MutualFirst Financial Inc.	105	4,048
National Bank Holdings Corp., Class A	463	15,015
National Bankshares Inc.	137	6,227
National Commerce Corp.	167	6,722	(a)
NBT Bancorp Inc.	797	29,330
Nicolet Bankshares Inc.	151	8,266	(a)

	Number of Shares	Fair Value
Northeast Bancorp	134	$3,102
Northrim BanCorp Inc.	136	4,604
Norwood Financial Corp.	133	4,389
OFG Bancorp	880	8,272
Ohio Valley Banc Corp.	108	4,363
Old Line Bancshares Inc.	166	4,887
Old National Bancorp	2,447	42,700
Old Second Bancorp Inc.	574	7,835
Opus Bank	333	9,091	(a)
Orrstown Financial Services Inc.	172	4,343
Pacific Mercantile Bancorp	415	3,631	(a)
Pacific Premier Bancorp Inc.	682	27,280	(a)
PacWest Bancorp	921	46,418
Paragon Commercial Corp.	80	4,257	(a)
Park National Corp.	240	24,960
Peapack Gladstone Financial Corp.	317	11,101
Penns Woods Bancorp Inc.	95	4,425
People’s United Financial Inc.	12,949	242,146
People’s Utah Bancorp	262	7,939
Peoples Bancorp Inc.	321	10,471
Peoples Bancorp of North Carolina Inc.	121	3,713
Peoples Financial Services Corp.	138	6,428
Pinnacle Financial Partners Inc.	537	35,603
Preferred Bank	242	14,225
Premier Financial Bancorp Inc.	191	3,835
Prosperity Bancshares Inc.	502	35,175
QCR Holdings Inc.	235	10,070
Regions Financial Corp.	41,575	718,416
Reliant Bancorp Inc.	162	4,154
Renasant Corp.	817	33,407
Republic Bancorp Inc., Class A	191	7,262
Republic First Bancorp Inc.	678	5,729	(a)
S&T Bancorp Inc.	617	24,563
Sandy Spring Bancorp Inc.	472	18,417
Seacoast Banking Corporation of Florida	787	19,840	(a)
ServisFirst Bancshares Inc.	866	35,939
Shore Bancshares Inc.	250	4,175
Sierra Bancorp	237	6,295
Signature Bank	383	52,571	(a)
Simmons First National Corp., Class A	691	39,456
SmartFinancial Inc.	166	3,602	(a)
South State Corp.	648	56,473
Southern First Bancshares Inc.	112	4,620	(a)
Southern National Bancorp of Virginia Inc.	469	7,518
Southside Bancshares Inc.	503	16,941
State Bank Financial Corp.	703	20,978
Sterling Bancorp	5,507	135,472
Stock Yards Bancorp Inc.	428	16,136
Summit Financial Group Inc.	166	4,369
Sun Bancorp Inc.	209	5,079
Sunshine Bancorp Inc.	140	3,212	(a)
SunTrust Banks Inc.	17,098	1,104,360
SVB Financial Group	377	88,131	(a)
Synovus Financial Corp.	854	40,941
TCF Financial Corp.	1,218	24,969
Texas Capital Bancshares Inc.	1,270	112,903	(a)
The Bancorp Inc.	713	7,044	(a)
The Community Financial Corp.	74	2,834
The First Bancshares Inc.	161	5,506
The First of Long Island Corp.	429	12,226
The PNC Financial Services Group Inc.	16,869	2,434,028
Tompkins Financial Corp.	249	20,256
TowneBank	1,051	32,318
Trico Bancshares	405	15,333
TriState Capital Holdings Inc.	439	10,097	(a)
Triumph Bancorp Inc.	309	9,733	(a)
Trustmark Corp.	1,731	55,150
Two River Bancorp	135	2,448
UMB Financial Corp.	1,139	81,917
Umpqua Holdings Corp.	5,641	117,333
Union Bankshares Corp.	753	27,236
Union Bankshares Inc.	78	4,130
United Bankshares Inc.	2,583	89,759
United Community Banks Inc.	1,323	37,229

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Unity Bancorp Inc.	203	$4,009
Univest Corporation of Pennsylvania	499	13,997
Valley National Bancorp	6,700	75,174
Veritex Holdings Inc.	299	8,249	(a)
Washington Trust Bancorp Inc.	300	15,975
WashingtonFirst Bankshares Inc.	165	5,653
Webster Financial Corp.	657	36,897
WesBanco Inc.	800	32,520
West Bancorporation Inc.	325	8,174
Westamerica Bancorporation	461	27,453
Wintrust Financial Corp.	1,426	117,460
Xenith Bankshares Inc.	129	4,364	(a)
Zions Bancorporation	6,671	339,087
		15,333,201
Reinsurance – 0.0%*
Alleghany Corp.	111	66,166	(a)
Enstar Group Ltd.	205	41,154	(a)
Greenlight Capital Re Ltd., Class A	583	11,718	(a)
Maiden Holdings Ltd.	1,195	7,887
Reinsurance Group of America Inc.	464	72,352
WMIH Corp.	4,068	3,454	(a)
		202,731
Renewable Electricity – 0.0%*
Ormat Technologies Inc.	708	45,284
Pattern Energy Group Inc.	1,274	27,378
TerraForm Power Inc., Class A	897	10,728
		83,390
Research & Consulting Services – 0.1%
Acacia Research Corp.	1,007	4,078	(a)
CBIZ Inc.	981	15,156	(a)
Cogint Inc.	233	1,025	(a)
CRA International Inc.	170	7,642
Equifax Inc.	4,405	519,438
Exponent Inc.	454	32,279
Forrester Research Inc.	194	8,575
Franklin Covey Co.	207	4,295	(a)
FTI Consulting Inc.	709	30,459	(a)
Hill International Inc.	639	3,483	(a)
Huron Consulting Group Inc.	429	17,353	(a)
ICF International Inc.	356	18,690	(a)
Mistras Group Inc.	343	8,050	(a)
Navigant Consulting Inc.	822	15,955	(a)
Nielsen Holdings PLC	11,589	421,840
Resources Connection Inc.	510	7,880
RPX Corp.	855	11,491
The Dun & Bradstreet Corp.	266	31,497
Verisk Analytics Inc.	5,704	547,584	(a)
Willdan Group Inc.	143	3,423	(a)
		1,710,193
Residential REITs – 0.2%
Altisource Residential Corp.	920	10,911
American Campus Communities Inc.	974	39,963
Apartment Investment & Management Co., Class A	5,870	256,578
AvalonBay Communities Inc.	4,907	875,458
Bluerock Residential Growth REIT Inc.	381	3,852
Camden Property Trust	666	61,312
Clipper Realty Inc.	342	3,417
Education Realty Trust Inc.	1,871	65,335
Equity Residential	12,903	822,824
Essex Property Trust Inc.	2,359	569,392
Independence Realty Trust Inc.	1,539	15,528
Mid-America Apartment Communities Inc.	4,200	422,352
NexPoint Residential Trust Inc.	358	10,002
Preferred Apartment Communities Inc., Class A	643	13,021
UDR Inc.	9,582	369,099
UMH Properties Inc.	493	7,346
		3,546,390
Restaurants – 0.5%
Biglari Holdings Inc.	20	8,288	(a)
BJ’s Restaurants Inc.	406	14,778
Bloomin’ Brands Inc.	1,677	35,787
Bojangles’ Inc.	197	2,325	(a)

	Number of Shares	Fair Value
Brinker International Inc.	1,193	$46,336
Buffalo Wild Wings Inc.	390	60,977	(a)
Carrols Restaurant Group Inc.	676	8,213	(a)
Chipotle Mexican Grill Inc.	866	250,300	(a)
Chuy’s Holdings Inc.	327	9,172	(a)
Cracker Barrel Old Country Store Inc.	524	83,258
Darden Restaurants Inc.	4,605	442,172
Dave & Buster’s Entertainment Inc.	769	42,426	(a)
Del Frisco’s Restaurant Group Inc.	392	5,978	(a)
Del Taco Restaurants Inc.	463	5,612	(a)
Denny’s Corp.	1,220	16,153	(a)
DineEquity Inc.	319	16,183
Domino’s Pizza Inc.	311	58,767
Dunkin’ Brands Group Inc.	640	41,261
El Pollo Loco Holdings Inc.	410	4,059	(a)
Fiesta Restaurant Group Inc.	537	10,203	(a)
Fogo De Chao Inc.	121	1,404	(a)
J. Alexander’s Holdings Inc.	273	2,648	(a)
Jack in the Box Inc.	756	74,171
McDonald’s Corp.	28,077	4,832,613
Nathan’s Famous Inc.	58	4,379
Noodles & Co.	224	1,176	(a)
Papa John’s International Inc.	661	37,089
Potbelly Corp.	479	5,892	(a)
Red Robin Gourmet Burgers Inc.	236	13,310	(a)
Ruth’s Hospitality Group Inc.	578	12,514
Shake Shack Inc., Class A	435	18,792	(a)
Sonic Corp.	703	19,318
Starbucks Corp.	49,992	2,871,041
Texas Roadhouse Inc.	1,701	89,609
The Cheesecake Factory Inc.	1,074	51,745
The Habit Restaurants Inc., Class A	276	2,636	(a)
The Wendy’s Co.	1,306	21,445
Wingstop Inc.	550	21,439
Yum China Holdings Inc.	10,767	430,895
Yum! Brands Inc.	12,168	993,030
Zoe’s Kitchen Inc.	384	6,420	(a)
		10,673,814
Retail REITs – 0.2%
Acadia Realty Trust	1,546	42,298
Agree Realty Corp.	514	26,440
Alexander’s Inc.	42	16,626
CBL & Associates Properties Inc.	3,125	17,687
Cedar Realty Trust Inc.	1,656	10,068
Federal Realty Investment Trust	2,658	353,009
Getty Realty Corp.	530	14,395
GGP Inc.	21,430	501,248
Kimco Realty Corp.	15,987	290,164
Kite Realty Group Trust	1,558	30,537
National Retail Properties Inc.	1,095	47,227
Pennsylvania Real Estate Investment Trust	1,370	16,289
Ramco-Gershenson Properties Trust	1,457	21,462
Realty Income Corp.	10,097	575,731
Regency Centers Corp.	5,500	380,490
Retail Opportunity Investments Corp.	2,007	40,040
Saul Centers Inc.	185	11,424
Seritage Growth Properties REIT, Class A	465	18,814
Simon Property Group Inc.	11,034	1,894,979
Tanger Factory Outlet Centers Inc.	666	17,656
Taubman Centers Inc.	441	28,855
The Macerich Co.	3,553	233,361
Urban Edge Properties	2,557	65,178
Urstadt Biddle Properties Inc., Class A	522	11,348
Washington Prime Group Inc.	4,706	33,507
Weingarten Realty Investors	866	28,465
Whitestone REIT	546	7,868
		4,735,166
Security & Alarm Services – 0.0%*
The Brink’s Co.	1,212	95,384
Semiconductor Equipment – 0.2%
Advanced Energy Industries Inc.	744	50,205	(a)
Amkor Technology Inc.	1,943	19,527	(a)
Applied Materials Inc.	37,546	1,919,352
Axcelis Technologies Inc.	551	15,814	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
AXT Inc.	705	$6,134	(a)
Brooks Automation Inc.	1,222	29,145
Cabot Microelectronics Corp.	442	41,583
Cohu Inc.	530	11,633
CyberOptics Corp.	160	2,400	(a)
Entegris Inc.	2,606	79,353
FormFactor Inc.	1,340	20,971	(a)
Ichor Holdings Ltd.	363	8,930	(a)
KLA-Tencor Corp.	5,733	602,366
Lam Research Corp.	5,743	1,057,114
MKS Instruments Inc.	1,376	130,032
Nanometrics Inc.	473	11,787	(a)
PDF Solutions Inc.	397	6,233	(a)
Photronics Inc.	1,258	10,724	(a)
Rudolph Technologies Inc.	600	14,340	(a)
Teradyne Inc.	1,416	59,288
Ultra Clean Holdings Inc.	556	12,838	(a)
Veeco Instruments Inc.	885	13,142	(a)
Versum Materials Inc.	772	29,220
Xcerra Corp.	1,063	10,407	(a)
Xperi Corp.	822	20,057
		4,182,595
Semiconductors – 1.1%
Advanced Micro Devices Inc.	29,100	299,148	(a)
Alpha & Omega Semiconductor Ltd.	384	6,282	(a)
Ambarella Inc.	586	34,427	(a)
Analog Devices Inc.	13,020	1,159,171
CEVA Inc.	394	18,183	(a)
Cirrus Logic Inc.	1,663	86,243	(a)
Cree Inc.	2,497	92,739	(a)
Cypress Semiconductor Corp.	2,424	36,942
Diodes Inc.	655	18,779	(a)
DSP Group Inc.	475	5,937	(a)
First Solar Inc.	590	39,837	(a)
Impinj Inc.	341	7,683	(a)
Inphi Corp.	795	29,097	(a)
Integrated Device Technology Inc.	3,430	101,974	(a)
Intel Corp.	164,740	7,604,398
IXYS Corp.	464	11,113	(a)
Kopin Corp.	1,142	3,654	(a)
Lattice Semiconductor Corp.	2,357	13,623	(a)
MACOM Technology Solutions Holdings Inc.	768	24,991	(a)
MaxLinear Inc.	1,106	29,221	(a)
Microchip Technology Inc.	8,462	743,641
Micron Technology Inc.	39,478	1,623,335	(a)
Microsemi Corp.	825	42,611	(a)
Monolithic Power Systems Inc.	1,014	113,933
NeoPhotonics Corp.	622	4,093	(a)
NVE Corp.	97	8,342
NVIDIA Corp.	21,281	4,117,873
Pixelworks Inc.	760	4,811	(a)
Power Integrations Inc.	521	38,320
Qorvo Inc.	4,667	310,822	(a)
QUALCOMM Inc.	51,975	3,327,439
Rambus Inc.	1,954	27,786	(a)
Semtech Corp.	1,217	41,621	(a)
Sigma Designs Inc.	683	4,747	(a)
Silicon Laboratories Inc.	1,078	95,187	(a)
Skyworks Solutions Inc.	6,384	606,161
SMART Global Holdings Inc.	114	3,842	(a)
SunPower Corp.	1,132	9,543	(a)
Synaptics Inc.	866	34,588	(a)
Texas Instruments Inc.	34,788	3,633,259
Xilinx Inc.	8,559	577,048
		24,992,444
Silver – 0.0%*
Coeur Mining Inc.	3,191	23,932	(a)
Hecla Mining Co.	6,938	27,544
		51,476
Soft Drinks – 0.6%
Coca-Cola Bottling Company Consolidated	85	18,297
Dr Pepper Snapple Group Inc.	6,276	609,148
Monster Beverage Corp.	14,433	913,465	(a)
National Beverage Corp.	212	20,657

	Number of Shares	Fair Value
PepsiCo Inc.	50,308	$6,032,935
Primo Water Corp.	424	5,330	(a)
The Coca-Cola Co.	135,311	6,208,069
		13,807,901
Specialized Consumer Services – 0.0%*
Ascent Capital Group Inc., Class A	203	2,333	(a)
Carriage Services Inc.	295	7,584
Collectors Universe Inc.	149	4,267
H&R Block Inc.	7,788	204,201
Liberty Tax Inc.	107	1,177
Regis Corp.	542	8,325	(a)
Service Corporation International	1,346	50,233
Sotheby’s	981	50,620	(a)
Weight Watchers International Inc.	487	21,564	(a)
		350,304
Specialized Finance – 0.0%*
Marlin Business Services Corp.	174	3,897
NewStar Financial Inc.	492	266
On Deck Capital Inc.	923	5,298	(a)
		9,461
Specialized REITs – 0.4%
American Tower Corp.	15,130	2,158,597
CatchMark Timber Trust Inc., Class A	789	10,360
CoreCivic Inc.	840	18,900
CorEnergy Infrastructure Trust Inc.	246	9,397
CoreSite Realty Corp.	247	28,133
Crown Castle International Corp.	14,295	1,586,888
CyrusOne Inc.	652	38,814
Digital Realty Trust Inc.	7,039	801,742
EPR Properties	469	30,701
Equinix Inc.	2,713	1,229,586
Extra Space Storage Inc.	4,549	397,810
Farmland Partners Inc.	684	5,937
Four Corners Property Trust Inc.	1,179	30,300
InfraREIT Inc.	810	15,050	(a)
Iron Mountain Inc.	9,170	345,984
Jernigan Capital Inc.	175	3,327
Lamar Advertising Co., Class A	598	44,396
Life Storage Inc.	341	30,373
National Storage Affiliates Trust	839	22,871
Potlatch Corp.	1,047	52,245
Public Storage	5,340	1,116,060
QTS Realty Trust Inc., Class A	885	47,932
Rayonier Inc.	934	29,542
Safety Income and Growth Inc.	192	3,379
SBA Communications Corp.	4,200	686,112	(a)
The GEO Group Inc.	3,147	74,269
Uniti Group Inc.	1,209	21,508	(a)
Weyerhaeuser Co.	27,139	956,921
		9,797,134
Specialty Chemicals – 0.2%
A Schulman Inc.	482	17,955
Advanced Emissions Solutions Inc.	473	4,569
Albemarle Corp.	4,074	521,024
Ashland Global Holdings Inc.	454	32,325
Balchem Corp.	578	46,587
Chase Corp.	141	16,991
Codexis Inc.	675	5,636	(a)
Ecolab Inc.	9,326	1,251,363
Ferro Corp.	1,478	34,866	(a)
Flotek Industries Inc.	1,049	4,888	(a)
FutureFuel Corp.	511	7,200
GCP Applied Technologies Inc.	1,350	43,065	(a)
HB Fuller Co.	901	48,537
Ingevity Corp.	776	54,685	(a)
Innophos Holdings Inc.	313	14,626
Innospec Inc.	443	31,276
International Flavors & Fragrances Inc.	2,867	437,533
KMG Chemicals Inc.	181	11,960
Kraton Corp.	518	24,952	(a)
Minerals Technologies Inc.	881	60,657
NewMarket Corp.	65	25,830
OMNOVA Solutions Inc.	854	8,540	(a)
PolyOne Corp.	2,047	89,044
PPG Industries Inc.	8,939	1,044,254

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
PQ Group Holdings Inc.	538	$8,850	(a)
Quaker Chemical Corp.	243	36,642
Rayonier Advanced Materials Inc.	768	15,706
RPM International Inc.	954	50,009
Sensient Technologies Corp.	1,130	82,659
Stepan Co.	361	28,508
The Sherwin-Williams Co.	2,924	1,198,957
Valhi Inc.	555	3,424
		5,263,118
Specialty Stores – 0.1%
Barnes & Noble Education Inc.	802	6,609	(a)
Barnes & Noble Inc.	1,102	7,383
Big 5 Sporting Goods Corp.	360	2,736
Build-A-Bear Workshop Inc.	274	2,521	(a)
Dick’s Sporting Goods Inc.	592	17,014
Five Below Inc.	987	65,458	(a)
GNC Holdings Inc., Class A	1,348	4,974
Hibbett Sports Inc.	290	5,916	(a)
MarineMax Inc.	400	7,560	(a)
National Vision Holdings Inc.	337	13,686	(a)
Office Depot Inc.	13,309	47,114
Party City Holdco Inc.	541	7,547	(a)
Sally Beauty Holdings Inc.	892	16,734	(a)
Signet Jewelers Ltd.	1,847	104,448
Sportsman’s Warehouse Holdings Inc.	518	3,424	(a)
The Container Store Group Inc.	311	1,474	(a)
The Michaels Companies Inc.	796	19,255	(a)
Tiffany & Co.	3,442	357,796
Tractor Supply Co.	4,579	342,280
Ulta Salon Cosmetics & Fragrance Inc.	1,970	440,610	(a)
Vitamin Shoppe Inc.	485	2,134	(a)
Winmark Corp.	43	5,564
		1,482,237
Steel – 0.1%
AK Steel Holding Corp.	6,046	34,220	(a)
Allegheny Technologies Inc.	3,228	77,924	(a)
Ampco-Pittsburgh Corp.	164	2,034
Carpenter Technology Corp.	1,199	61,137
Cleveland-Cliffs Inc.	5,413	39,028	(a)
Commercial Metals Co.	2,910	62,041
Haynes International Inc.	251	8,045
Nucor Corp.	11,375	723,222
Olympic Steel Inc.	182	3,911
Reliance Steel & Aluminum Co.	520	44,611
Ryerson Holding Corp.	218	2,267	(a)
Schnitzer Steel Industries Inc., Class A	521	17,454
Steel Dynamics Inc.	1,695	73,105
SunCoke Energy Inc.	1,301	15,599	(a)
TimkenSteel Corp.	798	12,122	(a)
United States Steel Corp.	1,270	44,691
Warrior Met Coal Inc.	607	15,266
Worthington Industries Inc.	1,136	50,052
		1,286,729
Systems Software – 1.3%
A10 Networks Inc.	886	6,840	(a)
Barracuda Networks Inc.	445	12,237	(a)
CA Inc.	11,805	392,870
CommVault Systems Inc.	1,029	54,022	(a)
Fortinet Inc.	1,066	46,574	(a)
Imperva Inc.	576	22,867	(a)
Microsoft Corp.	272,085	23,274,151
Oracle Corp.	107,086	5,063,026
Progress Software Corp.	866	36,866
Proofpoint Inc.	813	72,203	(a)
Qualys Inc.	546	32,405	(a)
Rapid7 Inc.	400	7,464	(a)
Red Hat Inc.	6,196	744,140	(a)
SecureWorks Corp., Class A	103	914	(a)
Symantec Corp.	22,392	628,320
The Rubicon Project Inc.	747	1,397	(a)
TiVo Corp.	2,124	33,134
Varonis Systems Inc.	362	17,575	(a)
VASCO Data Security International Inc.	609	8,465	(a)
		30,455,470

	Number of Shares	Fair Value
Technology Distributors – 0.0%*
Anixter International Inc.	553	$42,028	(a)
Arrow Electronics Inc.	629	50,578	(a)
Avnet Inc.	881	34,905
ePlus Inc.	252	18,950	(a)
Insight Enterprises Inc.	628	24,046	(a)
PC Connection Inc.	218	5,714
PCM Inc.	229	2,267	(a)
ScanSource Inc.	417	14,929	(a)
SYNNEX Corp.	747	101,555
Systemax Inc.	220	7,319
Tech Data Corp.	894	87,585	(a)
		389,876
Technology Hardware, Storage & Peripherals – 1.5%
3D Systems Corp.	2,773	23,959	(a)
Apple Inc.	181,087	30,645,353
Avid Technology Inc.	661	3,563	(a)
CPI Card Group Inc.	79	290
Cray Inc.	721	17,448	(a)
Diebold Nixdorf Inc.	2,040	33,354
Eastman Kodak Co.	343	1,063	(a)
Electronics for Imaging Inc.	887	26,193	(a)
Hewlett Packard Enterprise Co.	54,910	788,508
HP Inc.	59,628	1,252,784
Immersion Corp.	589	4,158	(a)
Intevac Inc.	368	2,521	(a)
NCR Corp.	871	29,605	(a)
NetApp Inc.	9,203	509,110
Pure Storage Inc., Class A	1,762	27,945	(a)
Quantum Corp.	630	3,547	(a)
Stratasys Ltd.	982	19,601	(a)
Super Micro Computer Inc.	774	16,196	(a)
USA Technologies Inc.	724	7,059	(a)
Western Digital Corp.	10,222	812,956
Xerox Corp.	7,942	231,509
		34,456,722
Textiles – 0.0%*
Culp Inc.	217	7,270
Unifi Inc.	314	11,263	(a)
		18,533
Thrifts & Mortgage Finance – 0.0%*
Bank Mutual Corp.	825	8,786
BankFinancial Corp.	310	4,755
Bear State Financial Inc.	359	3,673
Beneficial Bancorp Inc.	1,236	20,332
BofI Holding Inc.	1,126	33,667	(a)
BSB Bancorp Inc.	153	4,475	(a)
Capitol Federal Financial Inc.	2,404	32,238
Charter Financial Corp.	269	4,718
Clifton Bancorp Inc.	434	7,421
Dime Community Bancshares Inc.	630	13,199
Entegra Financial Corp.	165	4,826	(a)
ESSA Bancorp Inc.	149	2,335
Federal Agricultural Mortgage Corp., Class C	170	13,301
First Defiance Financial Corp.	175	9,095
Flagstar Bancorp Inc.	413	15,454	(a)
Greene County Bancorp Inc.	77	2,510
Hingham Institution for Savings	25	5,175
Home Bancorp Inc.	113	4,884
HomeStreet Inc.	467	13,520	(a)
Impac Mortgage Holdings Inc.	161	1,636	(a)
Kearny Financial Corp.	1,437	20,765
LendingTree Inc.	112	38,130	(a)
Malvern Bancorp Inc.	148	3,878	(a)
Meridian Bancorp Inc.	860	17,716
Meta Financial Group Inc.	164	15,195
MGIC Investment Corp.	6,800	95,948	(a)
Nationstar Mortgage Holdings Inc.	618	11,433	(a)
New York Community Bancorp Inc.	3,501	45,583
NMI Holdings Inc., Class A	998	16,966	(a)
Northfield Bancorp Inc.	841	14,364
Northwest Bancshares Inc.	1,668	27,906
OceanFirst Financial Corp.	597	15,671
Ocwen Financial Corp.	2,018	6,316	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Oritani Financial Corp.	742	$12,169
PCSB Financial Corp.	343	6,534	(a)
PennyMac Financial Services Inc., Class A	223	4,984	(a)
PHH Corp.	554	5,706	(a)
Provident Financial Holdings Inc.	127	2,337
Provident Financial Services Inc.	1,114	30,045
Prudential Bancorp Inc.	215	3,784
Radian Group Inc.	3,927	80,935
Riverview Bancorp Inc.	396	3,433
SI Financial Group Inc.	213	3,131
Southern Missouri Bancorp Inc.	117	4,398
Territorial Bancorp Inc.	149	4,600
Timberland Bancorp Inc.	115	3,053
TrustCo Bank Corp.	1,687	15,520
United Community Financial Corp.	912	8,327
United Financial Bancorp Inc.	1,003	17,693
Walker & Dunlop Inc.	514	24,415	(a)
Washington Federal Inc.	2,242	76,788
Waterstone Financial Inc.	497	8,474
Western New England Bancorp Inc.	301	3,281
WSFS Financial Corp.	576	27,562
		883,040
Tires & Rubber – 0.0%*
Cooper Tire & Rubber Co.	1,287	45,496
The Goodyear Tire & Rubber Co.	9,401	303,746
		349,242
Tobacco – 0.5%
Altria Group Inc.	67,039	4,787,255
ris International Inc.	54,935	5,803,883
Turning Point Brands Inc.	96	2,028
Universal Corp.	441	23,153
Vector Group Ltd.	1,838	41,134
		10,657,453
Trading Companies & Distributors – 0.1%
Aircastle Ltd.	803	18,782
Applied Industrial Technologies Inc.	692	47,125
Beacon Roofing Supply Inc.	1,238	78,935	(a)
BMC Stock Holdings Inc.	1,131	28,614	(a)
CAI International Inc.	316	8,949	(a)
DXP Enterprises Inc.	258	7,629	(a)
Fastenal Co.	9,835	537,876
Foundation Building Materials Inc.	298	4,407	(a)
GATX Corp.	963	59,860
GMS Inc.	446	16,787	(a)
H&E Equipment Services Inc.	528	21,463
Herc Holdings Inc.	459	28,738	(a)
Huttig Building Products Inc.	557	3,704	(a)
Kaman Corp.	501	29,479
Lawson Products Inc.	125	3,094	(a)
MRC Global Inc.	1,614	27,309	(a)
MSC Industrial Direct Company Inc., Class A	325	31,415
Nexeo Solutions Inc.	585	5,324	(a)
NOW Inc.	2,829	31,204	(a)
Rush Enterprises Inc., Class A	516	26,218	(a)
Rush Enterprises Inc., Class B	55	2,652	(a)
SiteOne Landscape Supply Inc.	643	49,318	(a)
Textainer Group Holdings Ltd.	467	10,041	(a)
Titan Machinery Inc.	349	7,388	(a)
United Rentals Inc.	2,851	490,115	(a)
Veritiv Corp.	160	4,624	(a)
Watsco Inc.	218	37,069
Willis Lease Finance Corp.	81	2,023	(a)
WW Grainger Inc.	1,712	404,460
		2,024,602
Trucking – 0.0%*
ArcBest Corp.	491	17,553
Avis Budget Group Inc.	1,838	80,651	(a)
Covenant Transportation Group Inc., Class A	237	6,809	(a)
Daseke Inc.	458	6,545	(a)
Heartland Express Inc.	916	21,379
Hertz Global Holdings Inc.	1,036	22,896	(a)
JB Hunt Transport Services Inc.	2,827	325,048

	Number of Shares	Fair Value
Knight-Swift Transportation Holdings Inc.	3,214	$140,516
Landstar System Inc.	301	31,334
Marten Transport Ltd.	760	15,428
Old Dominion Freight Line Inc.	487	64,065
Roadrunner Transportation Systems Inc.	615	4,742	(a)
Ryder System Inc.	376	31,648
Saia Inc.	443	31,342	(a)
Schneider National Inc., Class B	767	21,906
Universal Logistics Holdings Inc.	169	4,014
Werner Enterprises Inc.	1,229	47,501
YRC Worldwide Inc.	655	9,419	(a)
		882,796
Water Utilities – 0.0%*
American States Water Co.	685	39,668
American Water Works Company Inc.	6,398	585,353
Aqua America Inc.	1,262	49,508
AquaVenture Holdings Ltd.	266	4,128	(a)
Artesian Resources Corp., Class A	156	6,015
Cadiz Inc.	396	5,643	(a)
California Water Service Group	902	40,906
Connecticut Water Service Inc.	216	12,401
Evoqua Water Technologies Corp.	592	14,036	(a)
Middlesex Water Co.	318	12,692
SJW Group	274	17,490
The York Water Co.	260	8,814
		796,654
Wireless Telecommunication Services – 0.0%*
Boingo Wireless Inc.	716	16,110	(a)
Shenandoah Telecommunications Co.	822	27,783
Spok Holdings Inc.	415	6,495
Telephone & Data Systems Inc.	640	17,792
		68,180
Total Domestic Equity (Cost $478,557,656)		834,898,207

Foreign Equity – 27.7%

Common Stock – 27.4%
Advertising – 0.1%
Cheil Worldwide Inc.	2,021	40,022	(a)
Dentsu Inc.	6,700	283,999
Hakuhodo DY Holdings Inc.	8,600	111,689
JCDecaux S.A.	2,402	96,927
Publicis Groupe S.A.	5,956	405,159
WPP PLC	36,223	657,099
		1,594,895
Aerospace & Defense – 0.3%
Airbus SE	16,747	1,669,114
AviChina Industry & Technology Company Ltd., Class H	76,000	40,444
BAE Systems PLC	90,705	703,078
Bombardier Inc., Class B	51,880	125,461	(a)
CAE Inc.	8,733	162,748
Cobham PLC	61,159	104,492	(a)
Dassault Aviation S.A.	89	138,708
Embraer S.A.	22,900	138,072
Korea Aerospace Industries Ltd.	1,660	73,576
Leonardo S.p.A.	11,422	136,058
Meggitt PLC	20,323	132,566
MTU Aero Engines AG	1,383	248,110
Rolls-Royce Holdings PLC	46,946	537,897	(a)
Safran S.A.	8,953	923,598
Singapore Technologies Engineering Ltd.	44,000	107,333
Thales S.A.	3,301	356,270
Zodiac Aerospace	6,277	187,908
		5,785,433
Agricultural & Farm Machinery – 0.1%
CNH Industrial N.V.	29,906	401,127
Kubota Corp.	29,900	586,454
		987,581

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Agricultural Products – 0.0%*
Charoen Pokphand Indonesia Tbk PT	289,500	$64,013
Felda Global Ventures Holdings Bhd	47,900	20,003
Genting Plantations Bhd	8,500	22,053
Golden Agri-Resources Ltd.	218,900	60,605
IOI Corporation Bhd	60,300	67,646
Kuala Lumpur Kepong Bhd	18,200	112,429
Sime Darby Plantation Bhd	71,462	105,948	(a)
Wilmar International Ltd.	55,800	129,020
		581,717
Air Freight & Logistics – 0.1%
Bollore S.A.	182	994	(a)
Bollore S.A.	21,261	115,601
Deutsche Post AG	27,914	1,332,386
Hyundai Glovis Company Ltd.	540	68,600
Royal Mail PLC	25,601	156,709
Yamato Holdings Company Ltd.	10,800	217,390
		1,891,680
Airlines – 0.1%
Air China Ltd., Class H	70,000	84,889
AirAsia Bhd	48,500	40,147
ANA Holdings Inc.	3,200	133,681
China Airlines Ltd.	104,000	40,715	(a)
China Southern Airlines Company Ltd., H Shares	52,000	53,681
Deutsche Lufthansa AG	6,810	251,211
easyJet PLC	5,802	114,904
Eva Airways Corp.	80,650	42,956
International Consolidated Airlines Group S.A.	18,877	164,022
Japan Airlines Company Ltd.	4,100	160,433
Korean Air Lines Company Ltd.	1,954	61,784	(a)
Latam Airlines Group S.A.	11,360	161,038
Singapore Airlines Ltd.	13,700	109,383
Turk Hava Yollari AO	23,896	98,884	(a)
		1,517,728
Airport Services – 0.1%
Aena SME S.A.	1,879	381,315	(d)
Aeroports de Paris	773	147,123
Airports of Thailand PCL NVDR	124,100	258,938
Auckland International Airport Ltd.	33,299	153,461
Beijing Capital International Airport Company Ltd., Class H	64,000	96,442
Fraport AG Frankfurt Airport Services Worldwide	1,434	158,178
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	110,519
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	137,258
Japan Airport Terminal Company Ltd.	1,400	51,949
Malaysia Airports Holdings Bhd	36,000	78,191
SATS Ltd.	27,200	105,837
Sydney Airport	31,381	173,040
TAV Havalimanlari Holding AS	6,264	37,106
		1,889,357
Alternative Carriers – 0.0%*
Iliad S.A.	770	184,692
Intelsat S.A.	516	1,749	(a)
		186,441
Aluminum – 0.0%*
Alumina Ltd.	63,034	119,804
Aluminum Corporation of China Ltd., Class H	152,000	108,692	(a)
Hindalco Industries Ltd.	39,321	168,521
Norsk Hydro ASA	39,840	303,695
		700,712
Apparel Retail – 0.1%
ABC-Mart Inc.	1,000	57,434
Fast Retailing Company Ltd.	1,500	598,003
Hennes & Mauritz AB, Class B	28,929	598,190
Industria de Diseno Textil S.A.	31,323	1,092,460
Mr Price Group Ltd.	8,676	171,607
Shimamura Company Ltd.	800	88,060

	Number of Shares	Fair Value
The Foschini Group Ltd.	7,946	$126,655
Truworths International Ltd.	16,496	125,878
		2,858,287
Apparel, Accessories & Luxury Goods – 0.4%
Adidas AG	5,410	1,085,861
Burberry Group PLC	13,020	315,621
Cie Financiere Richemont S.A.	15,021	1,361,061
Gildan Activewear Inc.	6,442	208,795
Hermes International	948	507,993
HUGO BOSS AG	2,221	189,195
Kering	2,169	1,023,583
Li & Fung Ltd.	134,000	73,537
LPP S.A.	33	84,618
Luxottica Group S.p.A.	5,110	313,861
LVMH Moet Hennessy Louis Vuitton SE	7,932	2,337,373
Pandora A/S	3,199	348,514
Shenzhou International Group Holdings Ltd.	16,000	152,278
The Swatch Group AG	924	376,806
The Swatch Group AG	1,876	143,419
		8,522,515
Application Software – 0.2%
Constellation Software Inc.	573	348,487
Dassault Systemes SE	3,508	373,177
LINE Corp.	500	20,395	(a)
Micro Focus International PLC ADR	12,240	411,142	(a)
Nice Ltd.	1,516	137,336
Open Text Corp.	7,724	275,622
SAP SE	27,956	3,137,076
The Sage Group PLC	29,849	322,218
		5,025,453
Asset Management & Custody Banks – 0.2%
3i Group PLC	26,863	331,956
Amundi S.A.	1,515	128,527	(d)
Brait SE	13,049	43,911	(a)
Brookfield Asset Management Inc., Class A	23,639	1,032,385
China Cinda Asset Management Company Ltd., Class H	246,000	90,000
China Huarong Asset Management Company Ltd.	248,000	117,063	(d)
CI Financial Corp.	7,514	178,532
Coronation Fund Managers Ltd.	10,031	59,878
Hargreaves Lansdown PLC	6,626	161,519
IGM Financial Inc.	2,320	81,750
Janus Henderson Group PLC	1,289	49,317
Julius Baer Group Ltd.	6,717	410,809	(a)
OM Asset Management PLC	1,405	23,534
Partners Group Holding AG	519	355,764
SBI Holdings Inc.	4,900	102,480
Schroders PLC	4,311	205,043
St. James’s Place PLC	14,401	238,837
		3,611,305
Auto Parts & Equipment – 0.3%
Aisin Seiki Company Ltd.	5,200	292,197
Aptiv PLC	9,648	818,440
Bharat Forge Ltd.	8,872	101,678
Bosch Ltd.	136	42,968
Continental AG	3,140	848,554
Delphi Technologies PLC	646	33,896	(a)
Denso Corp.	13,600	816,483
Faurecia	1,920	150,160
GKN PLC	46,306	200,074
Hanon Systems	6,000	77,904
Hyundai Mobis Company Ltd.	1,811	444,905
Hyundai Wia Corp.	332	20,158
Koito Manufacturing Company Ltd.	3,300	232,011
Linamar Corp.	2,000	116,860
Magna International Inc.	9,681	550,440
Minth Group Ltd.	22,000	132,693
Motherson Sumi Systems Ltd.	9,738	57,861
NGK Spark Plug Company Ltd.	5,000	121,571
NOK Corp.	4,000	93,422
Stanley Electric Company Ltd.	4,000	162,450
Sumitomo Electric Industries Ltd.	22,700	383,875

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Toyoda Gosei Company Ltd.	2,500	$63,626
Toyota Industries Corp.	4,900	314,922
Valeo S.A.	6,560	490,516
		6,567,664
Automobile Manufacturers – 0.8%
Astra International Tbk PT	607,000	371,336
Bayerische Motoren Werke AG	9,485	988,958
Brilliance China Automotive Holdings Ltd.	90,000	240,620
BYD Company Ltd., Class H	19,500	169,873
Daimler AG	27,389	2,328,521
Dongfeng Motor Group Company Ltd., Class H	74,000	89,550
Ferrari N.V.	3,488	366,275
Fiat Chrysler Automobiles N.V.	27,307	488,903	(a)
Ford Otomotiv Sanayi AS	2,547	40,473
Geely Automobile Holdings Ltd.	138,000	478,400
Great Wall Motor Company Ltd., Class H	86,000	98,461
Guangzhou Automobile Group Company Ltd., Class H	60,000	142,146
Honda Motor Company Ltd.	49,600	1,700,446
Hyundai Motor Co.	4,288	624,845
Isuzu Motors Ltd.	14,900	249,590
Kia Motors Corp.	8,487	265,578
Mahindra & Mahindra Ltd.	22,838	268,750
Maruti Suzuki India Ltd.	3,287	501,054
Mazda Motor Corp.	15,400	206,632
Mitsubishi Motors Corp.	21,900	158,248
Nissan Motor Company Ltd.	66,000	658,242
Peugeot S.A.	15,358	312,682
Renault S.A.	5,007	504,501
Subaru Corp.	17,400	553,433
Suzuki Motor Corp.	9,300	539,425
Tata Motors Ltd.	33,690	227,943	(a)
Tofas Turk Otomobil Fabrikasi AS	4,588	39,956
Toyota Motor Corp.	74,500	4,770,249
UMW Holdings Bhd	21,300	27,368	(a)
Volkswagen AG	856	173,404
		17,585,862
Automotive Retail – 0.0%*
Hotai Motor Company Ltd.	9,000	107,062
USS Company Ltd.	4,800	101,667
		208,729
Biotechnology – 0.2%
Axovant Sciences Ltd.	603	3,178	(a)
Celltrion Inc.	2,414	498,562	(a)
CSL Ltd.	13,066	1,444,025
Genmab A/S	1,609	267,025	(a)
Grifols S.A.	8,144	238,860
Nymox Pharmaceutical Corp.	566	1,868	(a)
Prothena Corporation PLC	737	27,630	(a)
Shire PLC	26,097	1,376,805
SillaJen Inc.	1,318	115,112	(a)
XBiotech Inc.	351	1,383	(a)
		3,974,448
Brewers – 0.3%
AMBEV S.A.	136,211	873,827
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	53,083
Anheuser-Busch InBev S.A.	21,660	2,422,249
Asahi Group Holdings Ltd.	11,000	545,850
Carlsberg A/S, Class B	3,189	383,170
China Resources Beer Holdings Company Ltd.	48,000	172,233
Cia Cervecerias Unidas S.A.	3,906	58,608
Heineken Holding N.V.	3,509	347,580
Heineken N.V.	7,091	740,198
Kirin Holdings Company Ltd.	24,600	620,296
Tsingtao Brewery Company Ltd., Class H	14,000	72,173
		6,289,267
Broadcasting – 0.0%*
Astro Malaysia Holdings Bhd	30,600	20,037

	Number of Shares	Fair Value
Central European Media Enterprises Ltd., Class A	1,533	$7,128	(a)
Grupo Televisa SAB	73,124	274,998
ITV PLC	94,573	211,730
ProSiebenSat.1 Media SE	6,341	218,568
RTL Group S.A.	1,073	86,417	(a)
Zee Entertainment Enterprises Ltd.	13,471	122,791
		941,669
Building Products – 0.2%
Allegion PLC	3,551	282,518
Asahi Glass Company Ltd.	6,000	259,920
Assa Abloy AB, Class B	28,444	591,983
Caesarstone Ltd.	396	8,712	(a)
Cie de Saint-Gobain	14,287	788,825
Daikin Industries Ltd.	7,100	840,466
Geberit AG	1,124	494,929
KCC Corp.	194	69,043
LIXIL Group Corp.	7,200	194,940
TOTO Ltd.	4,500	265,646
		3,796,982
Cable & Satellite – 0.2%
Altice N.V., Class A	12,813	134,565	(a)
Cyfrowy Polsat S.A.	6,693	47,884
Eutelsat Communications S.A.	5,802	134,429
Naspers Ltd., Class N	12,484	3,479,990
SES S.A.	9,814	153,318
Shaw Communications Inc., Class B	12,497	286,156
Sky PLC	30,693	420,182	(a)
Telenet Group Holding N.V.	1,308	91,239	(a)
		4,747,763
Casinos & Gaming – 0.1%
Aristocrat Leisure Ltd.	14,952	277,165
Crown Resorts Ltd.	12,361	125,879
Galaxy Entertainment Group Ltd.	67,000	537,385
Genting Bhd	64,500	146,627
Genting Malaysia Bhd	109,600	152,470
Genting Singapore PLC	165,000	161,741
Kangwon Land Inc.	4,050	131,652
Melco Resorts & Entertainment Ltd. ADR	7,165	208,072
MGM China Holdings Ltd.	20,800	62,927
OPAP S.A.	4,860	61,277
Paddy Power Betfair PLC	2,176	259,204
Sands China Ltd.	74,400	384,025
SJM Holdings Ltd.	82,000	73,427
Tabcorp Holdings Ltd.	59,752	260,782
Wynn Macau Ltd.	42,000	132,974
		2,975,607
Coal & Consumable Fuels – 0.0%*
Adaro Energy Tbk PT	538,500	73,824
Banpu PCL NVDR	38,000	22,737
Cameco Corp.	8,409	77,919
China Shenhua Energy Company Ltd.	96,500	249,974
Coal India Ltd.	18,723	77,133
Exxaro Resources Ltd.	4,703	61,732
United Tractors Tbk PT	63,000	164,378
Uranium Energy Corp.	3,122	5,526	(a)
Yanzhou Coal Mining Company Ltd., Class H	38,000	44,430
		777,653
Commercial Printing – 0.0%*
Dai Nippon Printing Company Ltd.	7,400	165,079
Toppan Printing Company Ltd.	16,000	144,732
		309,811
Commodity Chemicals – 0.2%
Asahi Kasei Corp.	38,000	490,306
Formosa Chemicals & Fibre Corp.	80,540	278,765
Formosa Plastics Corp.	115,960	384,604
Hanwha Chemical Corp.	3,760	110,986	(a)
Hyosung Corp.	768	100,076
Indorama Ventures PCL NVDR	55,500	90,683
Kaneka Corp.	8,000	73,076
Kumho Petrochemical Company Ltd.	572	53,163
Kuraray Company Ltd.	10,600	200,050
LG Chem Ltd.	1,269	480,076	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Lotte Chemical Corp.	473	$162,593
Methanex Corp.	2,427	147,524
Mexichem SAB de C.V.	42,640	105,982
Mitsui Chemicals Inc.	5,200	167,332
Nan Ya Plastics Corp.	128,850	337,296
Orica Ltd.	11,069	156,703
Petronas Chemicals Group Bhd	69,900	132,995
PTT Global Chemical PCL NVDR	62,900	164,053
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	73,433
Teijin Ltd.	4,700	104,723
Toray Industries Inc.	44,400	418,775
Tosoh Corp.	9,500	215,384
		4,448,578
Communications Equipment – 0.1%
ARRIS International PLC	1,246	32,010	(a)
Nokia Oyj	166,570	778,867
Telefonaktiebolaget LM Ericsson, Class B	90,438	594,820
ZTE Corp., Class H	29,280	109,931	(a)
		1,515,628
Computer & Electronics Retail – 0.0%*
GOME Retail Holdings Ltd.	456,000	54,832
Hikari Tsushin Inc.	500	71,904
Yamada Denki Company Ltd.	17,200	94,818
		221,554
Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios S.A.	6,921	271,096
Boskalis Westminster	3,596	135,717
Bouygues S.A.	6,436	334,715
Chicago Bridge & Iron Company N.V.	1,909	30,811
China Communications Construction Company Ltd., Class H	117,000	132,905
China Railway Construction Corporation Ltd., Class H	73,500	85,184
China Railway Group Ltd., Class H	149,000	110,168
China State Construction International Holdings Ltd.	74,250	103,910
CIMIC Group Ltd.	2,648	106,560
Daelim Industrial Company Ltd.	460	35,406
Daewoo Engineering & Construction Company Ltd.	5,220	28,866	(a)
Eiffage S.A.	2,147	235,485
Ferrovial S.A.	14,744	335,060
Gamuda Bhd	63,600	77,948
GS Engineering & Construction Corp.	2,019	53,372	(a)
HOCHTIEF AG	738	130,802
Hyundai Development Co-Engineering & Construction	2,420	87,143
Hyundai Engineering & Construction Company Ltd.	1,499	50,828
IJM Corporation Bhd	83,000	62,552
JGC Corp.	5,100	98,650
Kajima Corp.	27,000	259,814
Larsen & Toubro Ltd.	14,392	283,714
Obayashi Corp.	21,000	254,274
Shimizu Corp.	15,800	163,260
Skanska AB, Class B	10,011	207,862
SNC-Lavalin Group Inc.	4,467	203,394
Taisei Corp.	6,100	303,782
Vinci S.A.	14,494	1,481,984
		5,665,262
Construction Machinery & Heavy Trucks – 0.1%
Alstom S.A.	4,476	185,994
CRRC Corporation Ltd., Class H	103,950	111,167
Eicher Motors Ltd.	358	170,178
Hino Motors Ltd.	4,900	63,506
Hitachi Construction Machinery Company Ltd.	2,700	98,149
Hyundai Heavy Industries Company Ltd.	629	59,049	(a)
KION Group AG	1,793	154,976
Komatsu Ltd.	26,400	955,696
MAN SE	1,321	151,329

	Number of Shares	Fair Value
Samsung Heavy Industries Company Ltd.	5,036	$34,481	(a)
Volvo AB, Class B	44,473	829,438
Weichai Power Company Ltd., Class H	72,000	78,841
Yangzijiang Shipbuilding Holdings Ltd.	42,700	46,969
		2,939,773
Construction Materials – 0.2%
ACC Ltd.	1,972	54,327
Ambuja Cements Ltd.	22,724	96,856
Anhui Conch Cement Company Ltd., Class H	30,500	143,384
Asia Cement Corp.	78,030	73,943
Boral Ltd.	34,115	207,861
Cementos Argos S.A.	13,625	52,592
Cemex SAB de C.V.	404,612	303,994	(a)
China National Building Material Company Ltd., Class H	62,000	55,439
CRH PLC	23,910	860,042
Fletcher Building Ltd.	25,315	136,831
Grasim Industries Ltd.	8,290	151,409
Grupo Argos S.A.	11,233	78,588
HeidelbergCement AG	4,568	495,044
Imerys S.A.	1,254	118,266
Indocement Tunggal Prakarsa Tbk PT	55,500	89,790
James Hardie Industries PLC	13,492	238,704
LafargeHolcim Ltd.	12,981	731,971	(a)
Semen Indonesia Persero Tbk PT	110,500	80,630
Taiheiyo Cement Corp.	3,400	146,835
Taiwan Cement Corp.	83,000	101,663
The Siam Cement PCL	7,500	112,765
The Siam Cement PCL NVDR	2,600	38,613
Titan Cement Company S.A.	1,510	41,522
UltraTech Cement Ltd.	1,319	89,286
		4,500,355
Consumer Electronics – 0.2%
Casio Computer Company Ltd.	5,100	73,387
Garmin Ltd.	4,007	238,697
LG Electronics Inc.	2,888	285,954	(a)
Nikon Corp.	10,100	203,524
Panasonic Corp.	63,200	925,419
Sharp Corp.	3,700	127,111	(a)
Sony Corp.	36,400	1,642,443
		3,496,535
Consumer Finance – 0.0%*
Acom Company Ltd.	16,000	67,466	(a)
AEON Financial Service Company Ltd.	2,900	67,551
Bajaj Finance Ltd.	4,737	130,375
Credit Saison Company Ltd.	6,100	111,007
Gentera SAB de C.V.	41,300	34,597
Mahindra & Mahindra Financial Services Ltd.	10,172	75,396
Samsung Card Company Ltd.	1,450	53,636
Shriram Transport Finance Company Ltd.	4,730	109,781
		649,809
Copper – 0.0%*
Antofagasta PLC	12,579	171,013
First Quantum Minerals Ltd.	21,644	304,203
Jiangxi Copper Company Ltd., Class H	29,000	46,001
KGHM Polska Miedz S.A.	3,476	111,238
Lundin Mining Corp.	16,300	108,758
		741,213
Data Processing & Outsourced Services – 0.1%
Amadeus IT Group S.A.	12,538	904,994
Cielo S.A.	35,804	253,869
Computershare Ltd.	12,912	164,616
EVERTEC Inc.	1,035	14,128
Travelport Worldwide Ltd.	2,170	28,362
Wirecard AG	3,185	355,951
Worldpay Group PLC	54,354	313,226	(d)
		2,035,146
Department Stores – 0.1%
El Puerto de Liverpool SAB de C.V.	6,900	43,836
Hyundai Department Store Company Ltd.	375	36,605

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Isetan Mitsukoshi Holdings Ltd.	9,800	$121,532
J Front Retailing Company Ltd.	5,900	111,191
Lojas Renner S.A.	18,194	194,659
Lotte Shopping Company Ltd.	398	73,983
Marks & Spencer Group PLC	53,208	226,584
Marui Group Company Ltd.	5,300	97,061
Matahari Department Store Tbk PT	50,000	36,853
Next PLC	4,041	247,357
SACI Falabella	17,913	178,679
Shinsegae Inc.	309	86,591
Takashimaya Company Ltd.	10,000	105,282
Woolworths Holdings Ltd.	35,874	189,251
		1,749,464
Distillers & Vintners – 0.2%
Davide Campari-Milano S.p.A.	16,679	129,081
Diageo PLC	71,066	2,619,666
Pernod Ricard S.A.	6,078	963,032
Remy Cointreau S.A.	529	73,368
Treasury Wine Estates Ltd.	20,996	262,096
United Spirits Ltd.	1,532	88,061	(a)
		4,135,304
Distributors – 0.0%*
Imperial Holdings Ltd.	4,295	90,944
Jardine Cycle & Carriage Ltd.	2,744	83,507
		174,451
Diversified Banks – 3.7%
ABN AMRO Group N.V.	9,910	320,108	(d)
Abu Dhabi Commercial Bank PJSC	59,604	110,354
Agricultural Bank of China Ltd., Class H	654,000	304,525
AIB Group PLC	20,251	133,746
Akbank Turk AS	57,989	150,647
Alior Bank S.A.	1,742	39,855	(a)
Alliance Bank Malaysia Bhd	47,100	47,484
Alpha Bank AE	47,969	102,933	(a)
AMMB Holdings Bhd	71,600	78,022
Aozora Bank Ltd.	4,100	159,596
Australia & New Zealand Banking Group Ltd.	82,643	1,857,731
Axis Bank Ltd.	46,613	411,851
Banco Bilbao Vizcaya Argentaria S.A.	192,252	1,641,850
Banco Bradesco S.A.	26,312	254,307
Banco de Chile	420,853	67,476
Banco de Credito e Inversiones	1,123	78,120
Banco de Sabadell S.A.	147,393	293,095
Banco do Brasil S.A.	23,600	226,388
Banco Latinoamericano de Comercio Exterior S.A., Class E	607	16,328
Banco Santander Brasil S.A.	15,321	147,247
Banco Santander Chile	1,613,068	126,400
Banco Santander S.A.	459,923	3,025,918
Bangkok Bank PCL	3,000	20,160
Bangkok Bank PCL NVDR	1,300	8,058
Bank Central Asia Tbk PT	271,500	438,242
Bank Danamon Indonesia Tbk PT	138,000	70,691
Bank Handlowy w Warszawie S.A.	1,235	29,101
Bank Hapoalim BM	32,415	238,935
Bank Leumi Le-Israel BM	47,822	288,862
Bank Mandiri Persero Tbk PT	602,800	355,438
Bank Millennium S.A.	17,468	44,942	(a)
Bank Negara Indonesia Persero Tbk PT	189,400	138,202
Bank of China Ltd., Class H	2,282,000	1,120,960
Bank of Communications Company Ltd., Class H	277,000	205,519
Bank of Ireland Group PLC	24,711	210,530	(a)
Bank of Montreal	18,798	1,509,151
Bank of the Philippine Islands	28,542	61,807
Bank Pekao S.A.	5,497	204,864
Bank Rakyat Indonesia Persero Tbk PT	1,547,000	415,042
Bank Zachodni WBK S.A.	987	112,553
Bankia S.A.	29,006	138,869
Bankinter S.A.	17,977	170,622
Barclays Africa Group Ltd.	16,356	240,438
Barclays PLC	489,764	1,345,595
BDO Unibank Inc.	67,230	220,868
BNP Paribas S.A.	31,683	2,368,298
BOC Hong Kong Holdings Ltd.	101,500	514,167

	Number of Shares	Fair Value
CaixaBank S.A.	109,381	$510,800
Canadian Imperial Bank of Commerce	12,348	1,207,649
Chang Hwa Commercial Bank Ltd.	140,805	78,308
China CITIC Bank Corporation Ltd., Class H	253,000	158,584
China Construction Bank Corp., Class H	2,431,000	2,239,034
China Development Financial Holding Corp.	406,000	138,478
China Merchants Bank Company Ltd., Class H	116,731	464,397
China Minsheng Banking Corporation Ltd., Class H	172,200	172,480
CIMB Group Holdings Bhd	131,456	212,434
Commercial International Bank Egypt SAE	34,995	152,478
Commerzbank AG	32,132	482,494	(a)
Commonwealth Bank of Australia	49,266	3,095,774
Credicorp Ltd.	1,951	404,696
Credit Agricole S.A.	32,280	534,913
CTBC Financial Holding Company Ltd.	486,661	335,250
Danske Bank A/S	21,418	834,557
DBS Group Holdings Ltd.	52,073	968,284
DNB ASA	29,698	552,252
Doha Bank QPSC	5,128	39,988
Dubai Islamic Bank PJSC	56,399	95,053
E.Sun Financial Holding Company Ltd.	257,132	163,308
Erste Group Bank AG	9,051	392,405	(a)
Eurobank Ergasias S.A.	2,173	2,218	(a)
First Abu Dhabi Bank PJSC	35,661	99,522
First Financial Holding Company Ltd.	298,166	195,882
Grupo Financiero Banorte SAB de C.V., Class O	75,700	417,200
Grupo Financiero Inbursa SAB de C.V., Class O	64,600	106,052
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	101,173
Hana Financial Group Inc.	8,259	384,193
Hang Seng Bank Ltd.	21,600	536,042
Hong Leong Bank Bhd	22,500	94,514
Hong Leong Financial Group Bhd	8,200	36,228
HSBC Holdings PLC	573,673	5,951,420
Hua Nan Financial Holdings Company Ltd.	258,710	145,619
ICICI Bank Ltd.	51,903	255,337
Industrial & Commercial Bank of China Ltd., Class H	2,128,000	1,712,243
Industrial Bank of Korea	6,426	98,741	(a)
ING Groep N.V.	112,235	2,065,378
Intesa Sanpaolo S.p.A.	384,925	1,280,344
Intesa Sanpaolo S.p.A.	18,145	57,957
Itau CorpBanca	5,524,790	50,273
Japan Post Bank Company Ltd.	10,500	136,738
Kasikornbank PCL	38,000	278,674
Kasikornbank PCL NVDR	15,300	108,917
KB Financial Group Inc.	10,750	636,635	(a)
KBC Group N.V.	7,067	603,443
Komercni Banka AS	2,365	101,786
Krung Thai Bank PCL NVDR	138,400	81,537
Lloyds Banking Group PLC	2,071,007	1,906,738
Malayan Banking Bhd	72,151	174,717
Masraf Al Rayan QSC	10,608	108,061
mBank S.A.	587	78,553	(a)
Mega Financial Holding Company Ltd.	315,192	254,730
Metropolitan Bank & Trust Co.	17,411	35,366
Mitsubishi UFJ Financial Group Inc.	338,700	2,484,702
Mizrahi Tefahot Bank Ltd.	4,951	91,486
Mizuho Financial Group Inc.	693,200	1,259,021
National Australia Bank Ltd.	77,254	1,786,744
National Bank of Canada	9,663	483,709
National Bank of Greece S.A.	1,560	598	(a)
Nedbank Group Ltd.	5,488	113,528
Nordea Bank AB	87,225	1,057,886
OTP Bank PLC	7,068	293,301
Oversea-Chinese Banking Corporation Ltd.	89,675	831,393

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Piraeus Bank S.A.	42	$155	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,491	363,312	(a)
Public Bank Bhd	81,840	420,221
Qatar Islamic Bank SAQ	1,140	30,675
Qatar National Bank QPSC	6,256	218,135
Raiffeisen Bank International AG	5,172	187,558	(a)
RHB Bank Bhd	34,822	43,022
Royal Bank of Canada	41,113	3,368,251
Royal Bank of Scotland Group PLC	99,516	374,244	(a)
Sberbank of Russia PJSC ADR	72,140	1,221,330
Shinhan Financial Group Company Ltd.	11,463	528,954	(a)
SinoPac Financial Holdings Company Ltd.	335,791	109,115
Skandinaviska Enskilda Banken AB, Class A	46,511	547,055
Societe Generale S.A.	22,064	1,140,586
Standard Bank Group Ltd.	36,859	582,539
Standard Chartered PLC	94,261	994,718	(a)
State Bank of India	47,012	228,256
Sumitomo Mitsui Financial Group Inc.	38,700	1,672,362
Sumitomo Mitsui Trust Holdings Inc.	9,200	365,305
Svenska Handelsbanken AB, Class A	46,469	636,803
Swedbank AB, Class A	25,743	622,234
Taishin Financial Holding Company Ltd.	280,597	130,594
Taiwan Business Bank	168,187	47,418
Taiwan Cooperative Financial Holding Company Ltd.	289,699	161,601
The Bank of East Asia Ltd.	41,193	178,371
The Bank of Nova Scotia	33,659	2,179,192
The Bank of NT Butterfield & Son Ltd.	1,019	36,980
The Commercial Bank PQSC	4,833	38,484	(a)
The Siam Commercial Bank PCL NVDR	60,100	276,619
The Toronto-Dominion Bank	52,015	3,057,508
TMB Bank PCL NVDR	250,000	23,167
Turkiye Garanti Bankasi AS	68,113	192,576
Turkiye Halk Bankasi AS	25,730	73,154
Turkiye Is Bankasi, Class C	27,410	50,387
Turkiye Vakiflar Bankasi Tao, Class D	28,976	51,737
UniCredit S.p.A.	57,547	1,076,616	(a)
United Overseas Bank Ltd.	37,521	742,615
VTB Bank PJSC GDR	85,999	157,378
Westpac Banking Corp.	97,094	2,380,784
Woori Bank	10,759	158,287
Yapi ve Kredi Bankasi AS	34,531	39,525	(a)
Yes Bank Ltd.	46,710	230,632
		84,736,565
Diversified Capital Markets – 0.3%
China Everbright Ltd.	36,000	80,498
Credit Suisse Group AG	69,720	1,244,872	(a)
Deutsche Bank AG	59,257	1,129,599
Investec Ltd.	5,853	42,418
Investec PLC	23,800	172,246
Macquarie Group Ltd.	9,198	716,760
Mirae Asset Daewoo Company Ltd.	10,004	85,878
Natixis S.A.	27,108	214,708
UBS Group AG	105,599	1,944,018	(a)
		5,630,997
Diversified Chemicals – 0.2%
Arkema S.A.	2,022	246,565
BASF SE	26,126	2,878,077
Daicel Corp.	6,900	78,525
Incitec Pivot Ltd.	43,657	133,171
Lanxess AG	2,671	212,614
Mitsubishi Chemical Holdings Corp.	40,200	441,254
Mitsubishi Gas Chemical Company Inc.	5,100	146,458
Nissan Chemical Industries Ltd.	3,600	143,649
OCI Company Ltd.	643	81,685
Sasol Ltd.	16,878	583,750
Solvay S.A.	2,202	306,458
Sumitomo Chemical Company Ltd.	41,000	294,807
		5,547,013
Diversified Metals & Mining – 0.5%
Anglo American PLC	37,761	791,503
BHP Billiton Ltd.	90,436	2,091,620

	Number of Shares	Fair Value
BHP Billiton PLC	60,625	$1,248,609
Boliden AB	8,207	281,268
Ferroglobe PLC	1,316	—	(**)
Glencore PLC	353,042	1,862,552	(a)
Grupo Mexico SAB de C.V., Class B	98,250	325,952
Korea Zinc Company Ltd.	215	99,010
Mitsubishi Materials Corp.	2,800	99,672
MMC Norilsk Nickel PJSC ADR	17,154	324,382
Rio Tinto Ltd.	11,984	710,589
Rio Tinto PLC	35,588	1,897,744
South32 Ltd.	148,425	405,156
Sumitomo Metal Mining Company Ltd.	7,200	330,951
Teck Resources Ltd., Class B	15,881	416,623
Turquoise Hill Resources Ltd.	29,112	99,677	(a)
Vedanta Ltd.	42,022	217,196
		11,202,504
Diversified Real Estate Activities – 0.3%
Aldar Properties PJSC	118,736	71,123
Ayala Land Inc.	254,600	227,467
Barwa Real Estate Co.	6,158	54,783
CapitaLand Ltd.	75,000	198,107
City Developments Ltd.	11,100	103,741
Daito Trust Construction Company Ltd.	1,900	387,506
Daiwa House Industry Company Ltd.	16,100	618,417
Ezdan Holding Group QSC	23,752	80,152
Hang Lung Properties Ltd.	57,000	139,268
Henderson Land Development Company Ltd.	38,849	255,935
Kerry Properties Ltd.	17,000	76,440
LendLease Group	16,540	211,516
Mitsubishi Estate Company Ltd.	35,600	619,405
Mitsui Fudosan Company Ltd.	25,300	567,088
New World Development Company Ltd.	168,341	252,814
Nomura Real Estate Holdings Inc.	2,200	49,332
Sime Darby Property Bhd	71,462	31,431	(a)
Sumitomo Realty & Development Company Ltd.	11,000	361,589
Sun Hung Kai Properties Ltd.	41,000	683,919
Swire Pacific Ltd., Class A	16,000	148,082
The Wharf Holdings Ltd.	36,000	124,340
Tokyo Tatemono Company Ltd.	4,900	66,203
Tokyu Fudosan Holdings Corp.	18,000	130,226
UOL Group Ltd.	18,416	122,231
Wheelock & Company Ltd.	24,000	171,312
		5,752,427
Diversified REITs – 0.1%
Daiwa House REIT Investment Corp.	54	128,325
Fibra Uno Administracion S.A. de C.V.	80,100	119,297
Fonciere Des Regions	1,038	117,763
Gecina S.A.	1,274	235,439
Growthpoint Properties Ltd.	62,646	139,967
H&R Real Estate Investment Trust	5,097	86,893
ICADE	1,137	111,860
Land Securities Group PLC	20,357	277,582
Mirvac Group	110,757	203,577
Nomura Real Estate Master Fund Inc.	120	149,028
Redefine Properties Ltd.	114,592	99,042
Stockland	68,792	241,049
Suntec Real Estate Investment Trust	65,800	105,859
The GPT Group	54,229	216,742
United Urban Investment Corp.	89	128,068
		2,360,491
Diversified Support Services – 0.0%*
Babcock International Group PLC	6,848	65,355
Brambles Ltd.	44,121	347,508
Edenred	7,490	217,475
ISS A/S	4,499	174,361
KEPCO Plant Service & Engineering Company Ltd.	1,248	47,330
		852,029
Drug Retail – 0.0%*
Raia Drogasil S.A.	7,400	204,793
Sundrug Company Ltd.	2,000	93,032

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
The Jean Coutu Group PJC Inc., Class A	3,800	$74,062
Tsuruha Holdings Inc.	1,000	135,996
		507,883
Education Services – 0.0%*
Benesse Holdings Inc.	1,700	59,987
Kroton Educacional S.A.	39,716	220,305
New Oriental Education & Technology Group Inc. ADR	4,000	376,000
TAL Education Group ADR	8,400	249,564
		905,856
Electric Utilities – 0.4%
AusNet Services	64,560	91,145
CEZ AS	3,979	92,924
Chubu Electric Power Company Inc.	19,000	236,214
Cia Energetica de Minas Gerais	292	581	(a)
Cia Energetica de Minas Gerais	5,068	10,542	(a)
CK Infrastructure Holdings Ltd.	22,000	188,978
CLP Holdings Ltd.	49,500	506,252
EDP - Energias de Portugal S.A.	64,760	224,349
EDP - Energias do Brasil S.A.	9,400	39,673
Electricite de France S.A.	11,209	140,251
Emera Inc.	2,100	78,741
Endesa S.A.	8,555	183,422
Enel Americas S.A.	730,486	162,767
Enel Chile S.A.	730,486	86,485
Enel S.p.A.	234,185	1,442,604
Fortis Inc.	11,647	428,623
Fortum Oyj	12,194	241,602
HK Electric Investments & HK Electric Investments Ltd.	106,500	97,409	(d)
Hydro One Ltd.	6,800	121,569	(d)
Iberdrola S.A.	164,970	1,279,700
Interconexion Electrica S.A. ESP	12,838	61,082
Korea Electric Power Corp.	6,435	229,317	(a)
Kyushu Electric Power Company Inc.	12,500	131,048
Mercury NZ Ltd.	31,019	74,345
Orsted A/S	5,260	287,330	(d)
PGE Polska Grupa Energetyczna S.A.	27,532	95,476	(a)
Power Assets Holdings Ltd.	43,000	362,766
Red Electrica Corp. S.A.	11,878	266,863
RusHydro PJSC ADR	52,229	62,675
SSE PLC	27,276	487,048
Tauron Polska Energia S.A.	37,527	32,939	(a)
Tenaga Nasional Bhd	88,500	333,706
Terna Rete Elettrica Nazionale S.p.A.	43,285	251,775
The Chugoku Electric Power Company Inc.	7,600	81,701
The Kansai Electric Power Company Inc.	21,400	262,157
The Tata Power Company Ltd.	40,698	59,618
Tohoku Electric Power Company Inc.	13,200	168,852
Tokyo Electric Power Company Holdings Inc.	42,100	166,681	(a)
		9,069,210
Electrical Components & Equipment – 0.2%
ABB Ltd.	52,045	1,394,988
Fuji Electric Company Ltd.	14,000	105,513
Legrand S.A.	7,477	576,322
Mabuchi Motor Company Ltd.	1,800	97,630
Nidec Corp.	6,800	954,354
OSRAM Licht AG	2,597	233,667
Prysmian S.p.A.	5,426	177,158
Schneider Electric SE	16,202	1,378,607	(a)
Teco Electric and Machinery Company Ltd.	64,000	61,293
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	110,582
		5,090,114
Electronic Components – 0.2%
Alps Electric Company Ltd.	5,800	165,788
AU Optronics Corp.	313,000	130,423
Delta Electronics Inc.	62,000	298,973
Hamamatsu Photonics KK	3,700	124,483
Hirose Electric Company Ltd.	800	116,964
Innolux Corp.	289,212	120,511

	Number of Shares	Fair Value
Kyocera Corp.	9,100	$595,600
Largan Precision Company Ltd.	3,000	405,262
LG Display Company Ltd.	5,500	153,613	(a)
LG Innotek Company Ltd.	512	68,869
Murata Manufacturing Company Ltd.	5,500	738,216
Nippon Electric Glass Company Ltd.	2,800	106,880
Omron Corp.	5,300	316,165
Samsung Electro-Mechanics Company Ltd.	1,559	145,626
Samsung SDI Company Ltd.	1,484	283,479	(a)
Sunny Optical Technology Group Company Ltd.	21,000	268,366
TDK Corp.	3,300	263,355
Yaskawa Electric Corp.	6,600	290,892
Zhen Ding Technology Holding Ltd.	7,350	16,178
		4,609,643
Electronic Equipment & Instruments – 0.2%
Hexagon AB, Class B	7,213	361,993
Hitachi High-Technologies Corp.	2,400	101,198
Hitachi Ltd.	139,000	1,083,250
Ingenico Group S.A.	1,840	196,665
Keyence Corp.	2,800	1,568,895
Shimadzu Corp.	6,600	150,104
Yokogawa Electric Corp.	6,400	122,603
		3,584,708
Electronic Manufacturing Services – 0.1%
AAC Technologies Holdings Inc.	20,500	365,561
Fabrinet	697	20,004	(a)
Hon Hai Precision Industry Company Ltd.	449,844	1,439,089
TE Connectivity Ltd.	12,473	1,185,434
		3,010,088
Environmental & Facilities Services – 0.0%*
China Everbright International Ltd.	88,000	125,629
Park24 Company Ltd.	3,100	74,218
		199,847
Fertilizers & Agricultural Chemicals – 0.1%
Agrium Inc.	3,851	444,373
Grupa Azoty S.A.	816	16,345
Israel Chemicals Ltd.	18,673	75,840
K+S AG	6,950	173,212
Potash Corporation of Saskatchewan Inc.	22,338	459,614
UPL Ltd.	8,010	95,715
Yara International ASA	4,842	222,998
		1,488,097
Financial Exchanges & Data – 0.2%
ASX Ltd.	5,268	226,043
B3 S.A. - Brasil Bolsa Balcao	57,820	397,076
Deutsche Boerse AG	5,434	631,634
Hong Kong Exchanges & Clearing Ltd.	33,331	1,022,447
Japan Exchange Group Inc.	15,900	276,786
London Stock Exchange Group PLC	9,576	491,343
Singapore Exchange Ltd.	23,000	128,045
Thomson Reuters Corp.	7,493	327,660
		3,501,034
Food Distributors – 0.0%*
Bid Corporation Ltd.	11,502	279,644
The SPAR Group Ltd.	6,247	102,601
		382,245
Food Retail – 0.3%
Alimentation Couche-Tard Inc., Class B	11,352	594,260
BIM Birlesik Magazalar AS	7,874	162,190
Casino Guichard Perrachon S.A.	1,265	76,801
Colruyt S.A.	1,444	75,184
CP ALL PCL NVDR	136,400	322,271
Empire Company Ltd., Class A	3,981	77,812
FamilyMart UNY Holdings Company Ltd.	2,100	147,270
George Weston Ltd.	1,278	111,342
ICA Gruppen AB	2,095	76,226
J Sainsbury PLC	48,231	157,500
Jeronimo Martins SGPS S.A.	7,467	145,211
Koninklijke Ahold Delhaize N.V.	36,472	802,992
Lawson Inc.	1,900	126,329

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Loblaw Companies Ltd.	6,600	$359,354
Magnit PJSC GDR	9,333	255,258
Metro Inc.	6,954	223,392
Pick n Pay Stores Ltd.	9,438	53,030
President Chain Store Corp.	15,000	143,152
Seven & I Holdings Company Ltd.	21,500	893,782
Shoprite Holdings Ltd.	11,567	206,664
Tesco PLC	232,009	656,731
WM Morrison Supermarkets PLC	66,803	198,719
Woolworths Group Ltd.	36,888	787,658
		6,653,128
Footwear – 0.0%*
ANTA Sports Products Ltd.	34,000	154,184
Asics Corp.	6,600	105,225
Feng TAY Enterprise Company Ltd.	12,320	56,097
Pou Chen Corp.	80,000	103,634
Yue Yuen Industrial Holdings Ltd.	17,500	68,726
		487,866
Forest Products – 0.0%*
West Fraser Timber Company Ltd.	1,858	115,029
Gas Utilities – 0.1%
APA Group	33,674	219,397
China Gas Holdings Ltd.	58,000	160,260
China Resources Gas Group Ltd.	34,000	123,303
ENN Energy Holdings Ltd.	22,000	156,896
GAIL India Ltd.	18,748	146,762
Gas Natural SDG S.A.	9,482	219,180
Hong Kong & China Gas Company Ltd.	235,856	462,220
Korea Gas Corp.	1,143	45,430	(a)
Osaka Gas Company Ltd.	11,400	219,601
Perusahaan Gas Negara Persero Tbk	436,000	56,237
Petronas Gas Bhd	24,000	103,662
Toho Gas Company Ltd.	3,000	82,290
Tokyo Gas Company Ltd.	11,500	263,229
		2,258,467
General Merchandise Stores – 0.1%
Canadian Tire Corporation Ltd., Class A	1,922	251,419
Dollarama Inc.	3,031	379,918
Don Quijote Holdings Company Ltd.	4,000	209,144
Harvey Norman Holdings Ltd.	20,526	66,947
Ryohin Keikaku Company Ltd.	700	218,109
		1,125,537
Gold – 0.1%
Agnico Eagle Mines Ltd.	5,834	270,246
AngloGold Ashanti Ltd.	14,863	154,417
Barrick Gold Corp.	35,539	515,662
Cia de Minas Buenaventura S.A. ADR	4,389	61,797
Franco-Nevada Corp.	5,022	402,658
Gold Fields Ltd.	31,089	135,857
Goldcorp Inc.	23,809	304,608
Kinross Gold Corp.	42,336	183,137	(a)
Klondex Mines Ltd.	3,331	8,694	(a)
Newcrest Mining Ltd.	23,333	416,463
Randgold Resources Ltd.	2,580	258,616
Zijin Mining Group Company Ltd., Class H	230,000	86,795
		2,798,950
Healthcare Distributors – 0.0%*
Alfresa Holdings Corp.	6,400	150,384
Medipal Holdings Corp.	5,400	105,795
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	61,416
Sinopharm Group Company Ltd., Class H	41,600	179,868
Suzuken Company Ltd.	2,800	115,206
		612,669
Healthcare Equipment – 0.3%
Cochlear Ltd.	1,696	227,141
CYBERDYNE Inc.	2,700	46,522	(a)
Fisher & Paykel Healthcare Corporation Ltd.	14,354	146,493
Getinge AB, Class B	5,853	85,070
Koninklijke Philips N.V.	26,671	1,010,117
LivaNova PLC	1,186	94,785	(a)
Medtronic PLC	48,063	3,881,087

	Number of Shares	Fair Value
Novocure Ltd.	1,017	$20,543	(a)
Olympus Corp.	8,700	333,635
Oxford Immunotec Global PLC	448	6,259	(a)
Smith & Nephew PLC	24,417	425,428
Sonova Holding AG	1,436	224,278
STERIS PLC	608	53,182
Straumann Holding AG	307	216,900
Sysmex Corp.	4,300	338,580
Terumo Corp.	9,000	426,631
William Demant Holding A/S	2,839	79,441	(a)
Wright Medical Group N.V.	1,980	43,956	(a)
		7,660,048
Healthcare Facilities – 0.0%*
Bangkok Dusit Medical Services PCL NVDR	109,000	69,902
Bumrungrad Hospital PCL NVDR	13,000	75,391
Healthscope Ltd.	37,679	61,888
IHH Healthcare Bhd	53,000	76,743
Life Healthcare Group Holdings Ltd.	52,809	118,372
Mediclinic International PLC	10,371	91,121
Netcare Ltd.	33,031	67,103
Ramsay Health Care Ltd.	3,819	209,451
Ryman Healthcare Ltd.	15,299	115,226
		885,197
Healthcare Services – 0.1%
Fresenius Medical Care AG & Company KGaA	6,060	638,762
Fresenius SE & Company KGaA	11,902	929,975
Sonic Healthcare Ltd.	12,103	216,401
		1,785,138
Healthcare Supplies – 0.1%
Coloplast A/S, Class B	3,280	261,061
ConvaTec Group PLC	37,709	104,827	(d)
Essilor International Cie Generale d’Optique S.A.	5,914	816,321
Hoya Corp.	11,100	554,557
Quotient Ltd.	506	2,505	(a)
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	43,672
		1,782,943
Healthcare Technology – 0.0%*
Alibaba Health Information Technology Ltd.	44,000	22,233	(a)
M3 Inc.	5,100	179,507
		201,740
Heavy Electrical Equipment – 0.1%
Bharat Heavy Electricals Ltd.	33,360	48,346
Doosan Heavy Industries & Construction Company Ltd.	2,060	29,537
Mitsubishi Electric Corp.	55,300	918,721
Shanghai Electric Group Company Ltd., Class H	108,000	44,486	(a)
Siemens Gamesa Renewable Energy S.A.	7,678	105,382
Vestas Wind Systems A/S	6,607	456,919
		1,603,391
Highways & Railtracks – 0.1%
Abertis Infraestructuras S.A.	19,485	434,025
Atlantia S.p.A.	13,697	432,895
CCR S.A.	36,100	175,760
Getlink SE	12,314	158,513
Jasa Marga Persero Tbk PT	86,987	41,033
Jiangsu Expressway Company Ltd., Class H	44,000	66,980
Promotora y Operadora de Infraestructura SAB de C.V.	7,800	77,595
Transurban Group	62,827	610,812
Zhejiang Expressway Company Ltd., Class H	52,000	57,140
		2,054,753
Home Building – 0.1%
Barratt Developments PLC	32,674	286,193
Berkeley Group Holdings PLC	3,513	199,450
Iida Group Holdings Company Ltd.	5,300	99,978
Persimmon PLC	9,736	360,605

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Sekisui Chemical Company Ltd.	12,300	$246,983
Sekisui House Ltd.	17,500	316,212
Taylor Wimpey PLC	88,609	247,403
		1,756,824
Home Entertainment Software – 0.1%
Kingsoft Corporation Ltd.	27,000	89,801
Konami Holdings Corp.	2,600	143,098
NCSoft Corp.	441	184,342
Nexon Company Ltd.	5,000	145,584	(a)
Nintendo Company Ltd.	3,300	1,206,631
UbiSoft Entertainment S.A.	1,569	120,843	(a)
		1,890,299
Home Furnishing Retail – 0.0%*
Nitori Holdings Company Ltd.	2,200	313,742
Home Furnishings – 0.0%*
Hanssem Company Ltd.	113	18,999
Steinhoff International Holdings N.V.	81,878	30,754
		49,753
Home Improvement Retail – 0.0%*
Home Product Center PCL NVDR	107,359	42,166
Kingfisher PLC	60,579	276,739
		318,905
Hotels, Resorts & Cruise Lines – 0.1%
Accor S.A.	5,072	261,890
Belmond Ltd., Class A	1,687	20,666	(a)
Carnival PLC	5,217	345,243
Flight Centre Travel Group Ltd.	2,032	70,312
InterContinental Hotels Group PLC	4,966	317,011
Minor International PCL NVDR	48,840	65,564
Shangri-La Asia Ltd.	34,000	77,157
TUI AG	11,841	246,676
		1,404,519
Household Appliances – 0.1%
Arcelik AS	8,562	48,595
Coway Company Ltd.	1,774	161,898
Electrolux AB, Class B	6,513	210,246
Haier Electronics Group Company Ltd.	31,000	84,863	(a)
Husqvarna AB, Class B	15,105	144,086
Rinnai Corp.	1,200	108,655
SEB S.A.	577	107,013
Techtronic Industries Company Ltd.	36,000	234,633
		1,099,989
Household Products – 0.2%
Essity AB, Class B	17,078	486,006	(a)
Henkel AG & Company KGaA	2,899	348,112
Hindustan Unilever Ltd.	19,404	415,836
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	103,248
Lion Corp.	7,000	132,667
Reckitt Benckiser Group PLC	19,257	1,802,393
Unicharm Corp.	11,900	309,463
Unilever Indonesia Tbk PT	40,100	165,218
		3,762,943
Human Resource & Employment Services – 0.1%
Adecco Group AG	4,533	346,778
Capita PLC	22,774	123,507
Persol Holdings Company Ltd.	5,100	127,851
Randstad Holding N.V.	3,215	197,816
Recruit Holdings Company Ltd.	31,400	780,471
Seek Ltd.	8,596	127,811
		1,704,234
Hypermarkets & Super Centers – 0.1%
Aeon Company Ltd.	15,500	261,773
Carrefour S.A.	15,763	341,465
Cencosud S.A.	43,221	127,692
E-MART Inc.	682	172,642
METRO AG	5,289	105,745	(a)
Sun Art Retail Group Ltd.	88,500	93,512
Wal-Mart de Mexico SAB de C.V.	166,324	409,658
Wesfarmers Ltd.	32,535	1,130,367
		2,642,854
Independent Power Producers & Energy Traders – 0.0%*
Aboitiz Power Corp.	66,300	55,184
AES Gener S.A.	82,891	27,456

	Number of Shares	Fair Value
CGN Power Company Ltd., Class H	390,000	$105,765	(d)
China Resources Power Holdings Company Ltd.	50,000	93,127
Colbun S.A.	260,471	59,910
Electric Power Development Company Ltd.	4,300	115,850
Enel Generacion Chile S.A.	101,082	91,531
Glow Energy PCL NVDR	17,700	44,128
Huaneng Power International Inc., Class H	126,000	78,979
NTPC Ltd.	44,321	122,906
Uniper SE	5,110	159,538
		954,374
Industrial Conglomerates – 0.4%
Aboitiz Equity Ventures Inc.	66,580	98,696
Alfa SAB de C.V., Class A	80,824	89,311
Alliance Global Group Inc.	117,400	37,628	(a)
Beijing Enterprises Holdings Ltd.	19,500	115,743
CITIC Ltd.	91,000	131,309
CJ Corp.	242	41,028
CK Hutchison Holdings Ltd.	77,564	973,358
DCC PLC	2,414	243,772
DMCI Holdings Inc.	140,000	40,385
Far Eastern New Century Corp.	119,916	107,994
Fosun International Ltd.	84,500	187,218
Grupo Carso SAB de C.V.	22,000	73,009
Hanwha Corp.	2,100	81,407
Industries Qatar QSC	5,401	145,332
Jardine Matheson Holdings Ltd.	5,900	358,425
Jardine Strategic Holdings Ltd.	7,000	277,060
JG Summit Holdings Inc.	62,960	90,934
Keihan Holdings Company Ltd.	2,400	70,732
Keppel Corporation Ltd.	42,900	235,944
KOC Holding AS	23,474	114,411
LG Corp.	2,760	234,608
Lotte Corp.	1,125	68,411
NWS Holdings Ltd.	37,653	67,914
Samsung C&T Corp.	2,265	266,583
Seibu Holdings Inc.	5,300	100,260
Sembcorp Industries Ltd.	25,600	58,043
Shanghai Industrial Holdings Ltd.	20,000	57,309
Siemens AG	21,761	3,035,071
Siemens Ltd.	2,575	49,947
Sime Darby Bhd	71,462	39,024
SK Holdings Company Ltd.	875	231,306
SM Investments Corp.	6,891	136,660
Smiths Group PLC	10,758	216,838
The Bidvest Group Ltd.	11,502	202,623
Toshiba Corp.	179,000	503,711	(a)
Turkiye Sise ve Cam Fabrikalari A/S	25,511	31,623
		8,813,627
Industrial Gases – 0.1%
Air Liquide S.A.	12,335	1,555,987
Air Water Inc.	2,800	59,107
Linde AG	5,334	1,246,747	(a)
Taiyo Nippon Sanso Corp.	5,400	75,595
		2,937,436
Industrial Machinery – 0.4%
Alfa Laval AB	7,568	179,136
Amada Holdings Company Ltd.	8,600	117,110
Andritz AG	2,708	153,109
Atlas Copco AB, Class A	19,190	830,180
Atlas Copco AB, Class B	11,793	453,139
China Conch Venture Holdings Ltd.	53,500	123,873
Daifuku Company Ltd.	2,500	136,263
FANUC Corp.	5,600	1,345,193
GEA Group AG	5,847	280,913
Hiwin Technologies Corp.	7,956	86,087
Hoshizaki Corp.	1,500	133,023
Hyundai Robotics Company Ltd.	245	87,194	(a)
IHI Corp.	5,300	176,431
IMI PLC	6,929	124,945
JTEKT Corp.	5,600	96,241
Kawasaki Heavy Industries Ltd.	4,100	143,946
Kone Oyj, Class B	9,873	530,889
Kurita Water Industries Ltd.	2,800	90,972

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Makita Corp.	5,700	$239,587
Metso Oyj	3,262	111,517
MINEBEA MITSUMI Inc.	10,300	216,058
Mitsubishi Heavy Industries Ltd.	8,900	332,614
Nabtesco Corp.	3,100	118,881
NGK Insulators Ltd.	7,700	145,456
NSK Ltd.	12,900	203,148
Pentair PLC	6,132	433,042
Sandvik AB	33,359	585,489
Schindler Holding AG	1,116	256,869
Schindler Holding AG	511	115,624
SKF AB, Class B	11,126	247,592
SMC Corp.	1,600	658,748
Sumitomo Heavy Industries Ltd.	3,000	127,031
The Weir Group PLC	6,436	184,835
THK Company Ltd.	3,300	123,915
Wartsila Oyj Abp	4,374	276,271
WEG S.A.	20,540	149,293
		9,614,614
Industrial REITs – 0.0%*
Ascendas Real Estate Investment Trust	68,150	138,707
Goodman Group	54,792	360,844
Nippon Prologis REIT Inc.	59	124,809
Segro PLC	26,744	212,364
		836,724
Insurance Brokers – 0.1%
Aon PLC	9,006	1,206,804
Willis Towers Watson PLC	4,663	702,667
		1,909,471
Integrated Oil & Gas – 1.1%
BP PLC	561,869	3,972,876
Cenovus Energy Inc.	26,809	245,634
China Petroleum & Chemical Corp., Class H	721,400	528,779
Ecopetrol S.A.	115,657	85,643
Eni S.p.A.	73,098	1,211,310
Galp Energia SGPS S.A.	13,729	252,645
Gazprom PJSC ADR	148,753	656,001
Husky Energy Inc.	9,854	139,597	(a)
Imperial Oil Ltd.	8,144	254,989
LUKOIL PJSC ADR	11,883	685,055
MOL Hungarian Oil & Gas PLC	12,112	140,891
OMV AG	4,339	275,259
Origin Energy Ltd.	53,651	395,293	(a)
PetroChina Company Ltd., Class H	618,000	430,852
Petroleo Brasileiro S.A.	84,800	432,296	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	114,778
PTT PCL NVDR	29,500	398,282
Repsol S.A.	35,018	620,022
Rosneft Oil Company PJSC GDR	33,380	166,566
Royal Dutch Shell PLC, Class A	128,306	4,304,435
Royal Dutch Shell PLC, Class B	106,541	3,615,333
Statoil ASA	32,776	702,055
Suncor Energy Inc.	48,147	1,773,402
Surgutneftegas OJSC ADR	3,950	19,394
Surgutneftegas OJSC ADR	17,768	83,689
Total S.A.	67,577	3,736,389
		25,241,465
Integrated Telecommunication Services – 0.5%
BCE Inc.	4,587	221,049
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	107,807
Bharti Infratel Ltd.	20,103	119,290
BT Group PLC	242,096	889,805
China Communications Services Corporation Ltd., Class H	84,000	56,306
China Telecom Corporation Ltd., Class H	442,000	210,333
China Unicom Hong Kong Ltd.	164,000	221,539	(a)
Chunghwa Telecom Company Ltd.	106,000	377,573
Deutsche Telekom AG	94,434	1,677,699
Elisa Oyj	3,759	147,692

	Number of Shares	Fair Value
Emirates Telecommunications Group Co. PJSC	34,000	$162,002
Hellenic Telecommunications Organization S.A.	5,504	76,006
HKT Trust & HKT Ltd.	93,280	118,848
Koninklijke KPN N.V.	101,380	354,012
KT Corp.	1,110	31,365
Nippon Telegraph & Telephone Corp.	19,800	931,734
Ooredoo QPSC	3,023	75,533
Orange Polska S.A.	28,318	47,186	(a)
Orange S.A.	57,103	992,540
PCCW Ltd.	89,000	51,688
Proximus SADP	3,944	129,528
Singapore Telecommunications Ltd.	230,300	615,213
Spark New Zealand Ltd.	68,211	176,097
Swisscom AG	777	413,417
TDC A/S	28,766	176,899
Telecom Italia S.p.A.	350,948	303,632	(a)
Telecom Italia S.p.A.	190,334	136,218
Telefonica Deutschland Holding AG	18,390	92,438
Telefonica S.A.	130,470	1,272,931
Telekom Malaysia Bhd	42,600	66,316
Telekomunikasi Indonesia Persero Tbk PT	1,524,500	498,897
Telenor ASA	23,108	496,946
Telia Company AB	69,057	308,279
Telstra Corporation Ltd.	115,589	328,181
TELUS Corp.	5,760	218,916
TPG Telecom Ltd.	9,854	50,637
True Corporation PCL NVDR	237,369	45,158	(a)
Turk Telekomunikasyon AS	16,769	28,482	(a)
		12,228,192
Internet & Direct Marketing Retail – 0.1%
Ctrip.com International Ltd. ADR	11,426	503,887	(a)
JD.com Inc. ADR	18,658	772,814	(a)
Rakuten Inc.	25,700	235,555	(a)
Start Today Company Ltd.	4,400	133,777
Vipshop Holdings Ltd. ADR	7,000	82,040	(a)
Zalando SE	3,266	173,011	(a,d)
		1,901,084
Internet Software & Services – 0.8%
58.com Inc. ADR	2,400	171,768	(a)
Alibaba Group Holding Ltd. ADR	32,813	5,657,946	(a)
Auto Trader Group PLC	33,000	157,493	(d)
Baidu Inc. ADR	7,852	1,839,017	(a)
Cimpress N.V.	463	55,504	(a)
DeNA Company Ltd.	4,300	88,672
Kakaku.com Inc.	3,100	52,423
Kakao Corp.	954	122,085
Mixi Inc.	1,900	85,344
NAVER Corp.	780	633,880
NetEase Inc. ADR	2,271	783,654
REA Group Ltd.	1,262	75,659
Shopify Inc., Class A	2,600	263,766	(a)
SINA Corp.	1,700	170,527	(a)
Tencent Holdings Ltd.	162,800	8,455,196
Tucows Inc., Class A	170	11,908	(a)
United Internet AG	3,650	251,317
Weibo Corp. ADR	1,170	121,048	(a)
Yahoo Japan Corp.	38,200	175,316
YY Inc. ADR	1,100	124,366	(a)
		19,296,889
Investment Banking & Brokerage – 0.1%
China Galaxy Securities Company Ltd., Class H	108,000	79,577
CITIC Securities Company Ltd., Class H	76,500	157,750
Daiwa Securities Group Inc.	48,000	301,209
Haitong Securities Company Ltd., Class H	98,000	142,162
Korea Investment Holdings Company Ltd.	626	40,348
Mediobanca S.p.A.	15,176	172,393
NH Investment & Securities Company Ltd.	6,220	80,760
Nomura Holdings Inc.	102,800	606,944

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Samsung Securities Company Ltd.	1,372	$46,906
Yuanta Financial Holding Company Ltd.	369,211	171,215
		1,799,264
IT Consulting & Other Services – 0.3%
Accenture PLC, Class A	21,967	3,362,928	(b)
Atos SE	2,821	411,068
Capgemini SE	4,515	536,143
CGI Group Inc., Class A	6,285	342,604	(a)
Fujitsu Ltd.	55,000	391,908
HCL Technologies Ltd.	17,282	241,113
Infosys Ltd.	47,028	767,781
Nomura Research Institute Ltd.	3,110	144,664
NTT Data Corp.	15,500	184,239
Obic Company Ltd.	1,800	132,304
Otsuka Corp.	1,800	138,056
Samsung SDS Company Ltd.	1,113	207,930
Tata Consultancy Services Ltd.	12,983	549,445
Tech Mahindra Ltd.	9,252	73,064
Wipro Ltd.	26,911	132,494
		7,615,741
Leisure Facilities – 0.0%*
Merlin Entertainments PLC	22,365	109,793	(d)
Oriental Land Company Ltd.	6,500	592,587
		702,380
Leisure Products – 0.0%*
Bandai Namco Holdings Inc.	6,600	215,899
Giant Manufacturing Company Ltd.	10,000	54,942
Sankyo Company Ltd.	2,000	62,938
Sega Sammy Holdings Inc.	7,400	91,835
Shimano Inc.	2,000	281,403
Yamaha Corp.	4,800	177,257
		884,274
Life & Health Insurance – 0.7%
Aegon N.V.	53,959	344,380
AIA Group Ltd.	343,800	2,931,226
Cathay Financial Holding Company Ltd.	205,417	369,300
China Life Insurance Company Ltd.	85,666	86,217
China Life Insurance Company Ltd., Class H	212,000	665,780
China Taiping Insurance Holdings Company Ltd.	40,488	151,753
CNP Assurances	5,764	133,272
Dai-ichi Life Holdings Inc.	29,400	606,530
Discovery Ltd.	11,285	169,549
Great-West Lifeco Inc.	8,127	227,669
Hanwha Life Insurance Company Ltd.	8,480	54,735
Industrial Alliance Insurance & Financial Services Inc.	2,375	113,391
Japan Post Holdings Company Ltd.	44,500	510,377
Legal & General Group PLC	167,728	620,101
Liberty Holdings Ltd.	4,059	40,797
Manulife Financial Corp.	56,793	1,188,485
Medibank Private Ltd.	73,749	189,776
MMI Holdings Ltd.	36,164	61,345
New China Life Insurance Company Ltd., Class H	23,300	159,162
NN Group N.V.	8,311	360,472
Old Mutual PLC	137,462	430,850
Ping An Insurance Group Company of China Ltd., Class H	150,000	1,560,961
Poste Italiane S.p.A.	19,682	148,304	(d)
Power Corporation of Canada	9,624	248,636
Power Financial Corp.	7,564	208,516
Prudential PLC	74,624	1,923,557
Rand Merchant Investment Holdings Ltd.	22,550	83,606
Samsung Life Insurance Company Ltd.	2,185	254,105
Sanlam Ltd.	42,288	297,177
Shin Kong Financial Holding Company Ltd.	265,751	93,768
Sony Financial Holdings Inc.	6,500	115,171
Sun Life Financial Inc.	16,723	692,437

	Number of Shares	Fair Value
Swiss Life Holding AG	902	$319,333	(a)
T&D Holdings Inc.	13,800	236,064
		15,596,802
Life Sciences Tools & Services – 0.1%
Eurofins Scientific SE	326	198,706
Lonza Group AG	2,276	614,952	(a)
QIAGEN N.V.	5,790	182,089	(a)
Samsung Biologics Company Ltd.	423	146,591	(a,d)
		1,142,338
Managed Healthcare – 0.0%*
Odontoprev S.A.	10,100	48,443
Qualicorp S.A.	8,200	76,633
Triple-S Management Corp., Class B	465	11,556	(a)
		136,632
Marine – 0.1%
AP Moller - Maersk A/S, Class A	101	168,757
AP Moller - Maersk A/S, Class B	195	340,913
Costamare Inc.	543	3,133
Evergreen Marine Corporation Taiwan Ltd.	72,001	39,559	(a)
Kuehne + Nagel International AG	1,482	262,334
MISC Bhd	11,500	21,085
Mitsui OSK Lines Ltd.	2,800	93,458
Navios Maritime Holdings Inc.	2,366	2,839	(a)
Nippon Yusen KK	4,500	109,814	(a)
Safe Bulkers Inc.	336	1,085	(a)
		1,042,977
Marine Ports & Services – 0.0%*
Adani Ports & Special Economic Zone Ltd.	26,135	166,099
China Merchants Port Holdings Company Ltd.	47,398	123,993
COSCO SHIPPING Ports Ltd.	63,292	65,824
DP World Ltd.	6,267	156,675
Hutchison Port Holdings Trust, Class U	135,800	56,357
International Container Terminal Services Inc.	26,800	56,638
Kamigumi Company Ltd.	4,000	88,522
		714,108
Metal & Glass Containers – 0.0%*
CCL Industries Inc., Class B	3,800	176,148
Toyo Seikan Group Holdings Ltd.	5,800	93,191
		269,339
Motorcycle Manufacturers – 0.0%*
Bajaj Auto Ltd.	3,146	164,310
Hero MotoCorp Ltd.	1,341	79,525
Yamaha Motor Company Ltd.	8,500	278,806
		522,641
Movies & Entertainment – 0.1%
Alibaba Pictures Group Ltd.	360,000	48,354	(a)
Eros International PLC	411	3,966	(a)
IMAX Corp.	1,004	23,243	(a)
Toho Company Ltd.	3,100	107,461
Vivendi S.A.	29,333	789,701
		972,725
Multi-Line Insurance – 0.4%
Ageas	5,540	270,854
Allianz SE	12,794	2,942,022
Assicurazioni Generali S.p.A.	35,530	648,499
Aviva PLC	116,014	794,890
AXA S.A.	55,982	1,662,766
Baloise Holding AG	1,357	211,244
BB Seguridade Participacoes S.A.	19,900	170,918
China Pacific Insurance Group Company Ltd., Class H	79,200	380,433
Fairfax Financial Holdings Ltd.	773	412,945
Gjensidige Forsikring ASA	7,732	146,428
Mapfre S.A.	40,470	130,141
Porto Seguro S.A.	4,400	48,190
Powszechny Zaklad Ubezpieczen S.A.	10,589	128,477
Sampo Oyj, Class A	12,631	694,663
Sul America S.A.	5,783	32,532

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
UnipolSai Assicurazioni S.p.A.	22,208	$51,921
Zurich Insurance Group AG	4,352	1,324,580
		10,051,503
Multi-Sector Holdings – 0.1%
Ayala Corp.	7,150	145,378
Eurazeo S.A.	1,030	95,236
EXOR N.V.	3,417	209,670
First Pacific Company Ltd.	94,000	63,730
Groupe Bruxelles Lambert S.A.	2,203	238,056
Grupo de Inversiones Suramericana S.A.	8,633	116,572
GT Capital Holdings Inc.	2,225	57,586
Haci Omer Sabanci Holding AS	34,397	100,880
Industrivarden AB, Class C	4,939	122,155
Investor AB, Class B	12,949	591,661
Kinnevik AB, Class B	6,884	233,152
L E Lundbergforetagen AB, B Shares	1,510	113,054
Metro Pacific Investments Corp.	129,200	17,729
Onex Corp.	2,466	181,444
Pargesa Holding S.A.	1,294	112,204
Remgro Ltd.	15,705	299,385
Wendel S.A.	781	135,422
		2,833,314
Multi-Utilities – 0.2%
AGL Energy Ltd.	18,361	349,835
Atco Ltd., Class I	2,398	86,125
Canadian Utilities Ltd., Class A	4,562	136,210
Centrica PLC	169,924	315,604
E.ON SE	62,754	682,792
Engie S.A.	52,820	909,216
Innogy SE	4,122	161,731	(d)
National Grid PLC	98,756	1,169,065
RWE AG	16,339	333,538	(a)
Suez	11,414	200,997
Veolia Environnement S.A.	14,239	363,764
YTL Corporation Bhd	204,408	69,197
YTL Power International Bhd	88,785	28,301
		4,806,375
Office REITs – 0.0%*
CapitaLand Commercial Trust	63,313	91,435
City Office REIT Inc.	452	5,881
Dexus	31,181	237,785
Japan Prime Realty Investment Corp.	22	69,916
Japan Real Estate Investment Corp.	36	170,972
Nippon Building Fund Inc.	32	156,520
		732,509
Office Services & Supplies – 0.0%*
Societe BIC S.A.	1,095	120,522
Oil & Gas Drilling – 0.0%*
China Oilfield Services Ltd., Class H	58,000	56,462
Ensco PLC, Class A	10,787	63,751
Noble Corporation PLC	4,625	20,905	(a)
Transocean Ltd.	2,836	30,289	(a)
		171,407
Oil & Gas Equipment & Services – 0.0%*
Core Laboratories N.V.	320	35,056
Frank’s International N.V.	944	6,277
John Wood Group PLC	17,318	152,275
Sapura Energy Bhd	127,700	22,403
TechnipFMC PLC	15,999	500,929
Tenaris S.A.	13,599	214,899
		931,839
Oil & Gas Exploration & Production – 0.2%
ARC Resources Ltd.	11,975	140,972
Canadian Natural Resources Ltd.	31,995	1,147,065
CNOOC Ltd.	508,000	729,121
Crescent Point Energy Corp.	17,845	136,442
Encana Corp.	26,924	360,362
Inpex Corp.	28,900	361,475
Lundin Petroleum AB	5,364	123,036	(a)
Novatek PJSC GDR GDR	2,695	323,939
Oil & Natural Gas Corporation Ltd.	43,306	132,440
Oil Search Ltd.	37,134	226,256
PrairieSky Royalty Ltd.	6,224	159,257

	Number of Shares	Fair Value
PTT Exploration & Production PCL NVDR	52,000	$159,558
Santos Ltd.	50,308	214,449	(a)
Seven Generations Energy Ltd., Class A	7,200	102,172	(a)
Tatneft PJSC ADR	7,219	357,052
Tourmaline Oil Corp.	6,249	113,614	(a)
Vermilion Energy Inc.	4,105	149,660
Woodside Petroleum Ltd.	22,997	595,013
		5,531,883
Oil & Gas Refining & Marketing – 0.2%
Bharat Petroleum Corporation Ltd.	19,440	157,676
Caltex Australia Ltd.	7,005	186,559
Cosan S.A. Industria e Comercio	5,500	68,810
Empresas COPEC S.A.	11,610	183,418
Formosa Petrochemical Corp.	43,000	166,893
Grupa Lotos S.A.	2,254	37,428
GS Holdings Corp.	895	52,000
Idemitsu Kosan Company Ltd.	3,200	128,540
IRPC PCL NVDR	378,600	81,900
JXTG Holdings Inc.	86,750	559,851
Keyera Corp.	4,876	137,841
Neste Oyj	3,682	235,879
Petronas Dagangan Bhd	8,900	53,352
Polski Koncern Naftowy ORLEN S.A.	9,561	291,662
Reliance Industries Ltd.	74,629	1,076,919
S-Oil Corp.	1,258	137,486
Showa Shell Sekiyu KK	7,600	103,222
SK Innovation Company Ltd.	1,937	370,012
Thai Oil PCL NVDR	30,500	96,863
Tupras Turkiye Petrol Rafinerileri AS	3,135	100,460
		4,226,771
Oil & Gas Storage & Transportation – 0.2%
AltaGas Ltd.	4,683	106,970
Ardmore Shipping Corp.	614	4,912	(a)
DHT Holdings Inc.	1,868	6,706
Enagas S.A.	6,056	173,584
Enbridge Inc.	47,307	1,856,109
Frontline Ltd.	1,321	6,064
Golar LNG Ltd.	1,783	53,151
Inter Pipeline Ltd.	11,848	246,142
Koninklijke Vopak N.V.	2,713	119,137
Kunlun Energy Company Ltd.	82,000	85,385
Navios Maritime Acquisition Corp.	1,649	1,830
Pembina Pipeline Corp.	14,748	535,681
Scorpio Tankers Inc.	3,299	10,062
Snam S.p.A.	63,134	309,310
Teekay Corp.	991	9,236
Teekay Tankers Ltd., Class A	2,370	3,318
TransCanada Corp.	25,006	1,221,012
Ultrapar Participacoes S.A.	11,400	257,755
		5,006,364
Other Diversified Financial Services – 0.1%
AMP Ltd.	83,017	336,996
Challenger Ltd.	16,883	185,267
FirstRand Ltd.	103,606	562,803
Fubon Financial Holding Company Ltd.	201,000	342,447
ORIX Corp.	37,600	635,679
RMB Holdings Ltd.	26,636	170,337
Standard Life Aberdeen PLC	81,106	479,020
		2,712,549
Packaged Foods & Meats – 0.7%
Ajinomoto Company Inc.	16,500	310,666
Associated British Foods PLC	11,143	425,078
Barry Callebaut AG	54	112,655	(a)
BRF S.A.	12,000	132,405	(a)
Calbee Inc.	2,400	78,083
Charoen Pokphand Foods PCL NVDR	115,100	84,762
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,**)
China Mengniu Dairy Company Ltd.	77,000	229,011	(a)
Chocoladefabriken Lindt & Spruengli AG	33	201,488
Chocoladefabriken Lindt & Spruengli AG	3	216,988

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
CJ CheilJedang Corp.	140	$47,863
Danone S.A.	16,991	1,427,176
Gruma SAB de C.V., Class B	8,900	113,402
Grupo Bimbo SAB de C.V., Class A	35,400	78,723
Indofood CBP Sukses Makmur Tbk PT	64,000	41,983
Indofood Sukses Makmur Tbk PT	165,000	92,731
JBS S.A.	25,900	76,597
Kerry Group PLC, Class A	4,904	550,596
Kikkoman Corp.	4,000	161,917
M Dias Branco S.A.	3,600	56,543
Marine Harvest ASA	13,598	231,085	(a)
MEIJI Holdings Company Ltd.	3,400	289,445
Nestle India Ltd.	845	104,201
Nestle S.A.	88,904	7,645,105
NH Foods Ltd.	5,000	121,971
Nisshin Seifun Group Inc.	5,400	109,102
Nissin Foods Holdings Company Ltd.	1,600	116,893
Orion Corp./Republic of Korea	338	32,993	(a)
Orkla ASA	23,958	254,977
Pioneer Foods Group Ltd.	4,038	44,712
PPB Group Bhd	17,800	75,827
Saputo Inc.	6,496	234,239
Standard Foods Corp.	15,916	39,578
Tiger Brands Ltd.	4,749	176,457
Tingyi Cayman Islands Holding Corp.	46,000	89,443
Toyo Suisan Kaisha Ltd.	2,500	106,857
Ulker Biskuvi Sanayi AS	3,012	15,626
Uni-President Enterprises Corp.	141,303	313,389
Universal Robina Corp.	30,200	91,350
Want Want China Holdings Ltd.	141,000	118,142
WH Group Ltd.	197,500	222,833	(d)
Yakult Honsha Company Ltd.	2,500	188,637
Yamazaki Baking Company Ltd.	4,000	78,011
		15,139,540
Paper Packaging – 0.0%*
Amcor Ltd.	35,213	424,695
Klabin S.A.	19,600	103,995
		528,690
Paper Products – 0.1%
Empresas CMPC S.A.	31,429	106,872
Fibria Celulose S.A.	9,300	134,155
Mondi Ltd.	2,641	68,109
Mondi PLC	9,702	253,432
Nine Dragons Paper Holdings Ltd.	63,000	100,899
Oji Holdings Corp.	22,000	146,471
Sappi Ltd.	19,577	141,530
Stora Enso Oyj, Class R	15,040	238,754
Suzano Papel e Celulose S.A.	9,200	51,837
UPM-Kymmene Oyj	16,069	499,951
		1,742,010
Personal Products – 0.4%
AMOREPACIFIC Corp.	813	231,244
AMOREPACIFIC Group	712	93,776
Beiersdorf AG	3,049	358,435
Dabur India Ltd.	13,803	75,624
Godrej Consumer Products Ltd.	9,418	147,473
Hengan International Group Company Ltd.	19,500	216,395
Kao Corp.	14,200	960,407
Kose Corp.	900	140,533
L’Oreal S.A.	7,250	1,610,138
LG Household & Health Care Ltd.	277	307,648
Marico Ltd.	10,808	54,609
Natura Cosmeticos S.A.	7,200	71,759
Pola Orbis Holdings Inc.	1,800	63,196
Shiseido Company Ltd.	10,700	517,285
Unilever N.V.	47,132	2,657,471
Unilever PLC	35,826	1,999,367
		9,505,360
Pharmaceuticals – 1.4%
Aspen Pharmacare Holdings Ltd.	11,107	248,965
Astellas Pharma Inc.	58,800	750,072
AstraZeneca PLC	35,690	2,472,400
Aurobindo Pharma Ltd.	9,370	100,992
Bayer AG	23,523	2,937,628

	Number of Shares	Fair Value
Chugai Pharmaceutical Company Ltd.	6,700	$343,178
Cipla Ltd.	12,861	122,610
CSPC Pharmaceutical Group Ltd.	134,000	270,492
Daiichi Sankyo Company Ltd.	15,800	411,936
Dr Reddy’s Laboratories Ltd.	3,837	145,130
Eisai Company Ltd.	7,500	427,164
Endo International PLC	1,388	10,757	(a)
GlaxoSmithKline PLC	138,722	2,481,753
Glenmark Pharmaceuticals Ltd.	5,757	53,644
Hanmi Pharm Company Ltd.	120	65,462	(a)
Hisamitsu Pharmaceutical Company Inc.	1,500	90,945
Hypermarcas S.A.	12,800	138,916
Ipsen S.A.	1,211	144,792
Kalbe Farma Tbk PT	854,500	106,439
Kyowa Hakko Kirin Company Ltd.	8,000	154,745
Lupin Ltd.	6,036	83,702
Merck KGaA	3,996	430,656
Mitsubishi Tanabe Pharma Corp.	5,900	122,138
Novartis AG	63,477	5,367,373
Novo Nordisk A/S, Class B	53,084	2,863,783
Ono Pharmaceutical Company Ltd.	12,300	286,727
Orion Oyj, Class B	2,832	105,693
Otsuka Holdings Company Ltd.	11,100	487,553
Perrigo Company PLC	4,833	421,244
Piramal Enterprises Ltd.	2,159	96,986
Recordati S.p.A.	3,367	149,837
Richter Gedeon Nyrt	2,156	56,585
Roche Holding AG	20,039	5,068,870
Sanofi	32,320	2,788,489
Santen Pharmaceutical Company Ltd.	10,600	166,645
Shionogi & Company Ltd.	8,300	449,224
Sino Biopharmaceutical Ltd.	118,000	209,213
Sumitomo Dainippon Pharma Company Ltd.	6,100	90,647
Sun Pharmaceutical Industries Ltd.	26,058	233,176
Taisho Pharmaceutical Holdings Company Ltd.	700	55,925
Takeda Pharmaceutical Company Ltd.	20,400	1,159,169
Teva Pharmaceutical Industries Ltd.	13,271	250,959
Teva Pharmaceutical Industries Ltd. ADR	15,371	291,280
Theravance Biopharma Inc.	789	22,005	(a)
UCB S.A.	3,463	275,201
Valeant Pharmaceuticals International Inc.	7,948	166,198	(a)
Vifor Pharma AG	1,400	179,436
Yuhan Corp.	190	38,868
		33,395,602
Precious Metals & Minerals – 0.0%*
Anglo American Platinum Ltd.	1,523	43,483	(a)
Fresnillo PLC	8,137	157,295
Industrias Penoles SAB de C.V.	2,630	55,065
		255,843
Property & Casualty Insurance – 0.3%
Admiral Group PLC	6,199	167,882
Argo Group International Holdings Ltd.	543	33,476
Aspen Insurance Holdings Ltd.	436	17,702
Chubb Ltd.	16,374	2,392,733
DB Insurance Company Ltd.	1,106	73,558
Direct Line Insurance Group PLC	40,658	209,935
Global Indemnity Ltd.	165	6,933	(a)
Hyundai Marine & Fire Insurance Company Ltd.	1,762	77,357
Insurance Australia Group Ltd.	70,318	398,194
Intact Financial Corp.	3,974	332,998
James River Group Holdings Ltd.	417	16,684
MS&AD Insurance Group Holdings Inc.	13,400	453,685
PICC Property & Casualty Company Ltd., Class H	122,600	235,561
Qatar Insurance Co. SAQ	4,917	72,499
QBE Insurance Group Ltd.	37,854	316,208
RSA Insurance Group PLC	27,906	238,768
Samsung Fire & Marine Insurance Company Ltd.	977	243,668
Sompo Holdings Inc.	9,900	383,521

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Suncorp Group Ltd.	36,168	$392,083
The People’s Insurance Company Group of China Ltd., Class H	224,000	110,319
Tokio Marine Holdings Inc.	19,400	885,356
Tryg A/S	4,681	117,169
XL Group Ltd.	8,729	306,912
		7,483,201
Publishing – 0.0%*
Axel Springer SE	1,610	125,915
Lagardere SCA	2,779	89,199
Pearson PLC	26,187	260,724
Schibsted ASA, B Shares	3,679	98,054
Singapore Press Holdings Ltd.	45,337	89,901
		663,793
Railroads – 0.3%
Aurizon Holdings Ltd.	55,818	216,544
BTS Group Holdings PCL NVDR	100,000	25,468
Canadian National Railway Co.	21,028	1,739,536
Canadian Pacific Railway Ltd.	4,192	768,374
Central Japan Railway Co.	4,100	734,470
Container Corporation of India Ltd.	1,518	32,805
East Japan Railway Co.	9,500	927,230
Hankyu Hanshin Holdings Inc.	7,000	281,491
Keikyu Corp.	7,000	134,532
Keio Corp.	3,400	149,552
Keisei Electric Railway Company Ltd.	3,000	96,405
Kintetsu Group Holdings Company Ltd.	4,400	168,735
Kyushu Railway Co.	5,000	155,126
MTR Corporation Ltd.	43,500	254,858
Nagoya Railroad Company Ltd.	6,400	161,179
Odakyu Electric Railway Company Ltd.	8,900	190,404
Tobu Railway Company Ltd.	6,400	206,800
Tokyu Corp.	15,500	247,395
West Japan Railway Co.	5,000	365,157
		6,856,061
Real Estate Development – 0.1%
Bumi Serpong Damai Tbk PT	185,500	23,243
China Evergrande Group	97,000	334,406	(a)
China Jinmao Holdings Group Ltd.	114,000	50,166
China Overseas Land & Investment Ltd.	118,000	379,632
China Resources Land Ltd.	89,777	264,141
China Vanke Company Ltd., Class H	32,800	130,910
CK Asset Holdings Ltd.	74,064	647,099
Country Garden Holdings Company Ltd.	146,333	278,915
Emaar Properties PJSC	105,792	199,901
Guangzhou R&F Properties Company Ltd., Class H	33,600	75,734
Highwealth Construction Corp.	23,400	33,262
IOI Properties Group Bhd	93,258	42,631
Longfor Properties Company Ltd.	50,000	125,235
Ruentex Development Company Ltd.	33,448	35,911	(a)
Shimao Property Holdings Ltd.	27,500	59,803
Sino Land Company Ltd.	85,597	151,544
Sino-Ocean Group Holding Ltd.	104,500	72,052
SOHO China Ltd.	76,000	44,430
Sunac China Holdings Ltd.	51,000	211,051
		3,160,066
Real Estate Operating Companies – 0.1%
Aeon Mall Company Ltd.	4,000	78,260
BR Malls Participacoes S.A.	31,383	120,438
Central Pattana PCL NVDR	44,200	115,620
Deutsche Wohnen SE	10,724	469,509
First Capital Realty Inc.	5,563	91,995
Global Logistic Properties Ltd.	88,600	223,423
Hang Lung Group Ltd.	33,000	121,365
Hongkong Land Holdings Ltd.	36,000	253,440
Hulic Company Ltd.	10,000	112,384
Hysan Development Company Ltd.	15,000	79,535
Multiplan Empreendimentos Imobiliarios S.A.	3,375	72,138
NEPI Rockcastle PLC	9,520	164,232
SM Prime Holdings Inc.	245,000	184,044
Swire Properties Ltd.	30,800	99,287

	Number of Shares	Fair Value
Swiss Prime Site AG	1,899	$175,382	(a)
Vonovia SE	13,290	660,528
Wharf Real Estate Investment Company Ltd.	36,000	239,469	(a)
		3,261,049
Real Estate Services – 0.0%*
Altisource Portfolio Solutions S.A.	231	6,468	(a)
Regional Banks – 0.1%
Bank of Queensland Ltd.	12,433	123,695
Bendigo & Adelaide Bank Ltd.	16,281	148,608
BNK Financial Group Inc.	7,204	63,390
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	64,964
Concordia Financial Group Ltd.	32,500	196,183
DGB Financial Group Inc.	3,207	31,604
First BanCorp	3,232	16,483	(a)
Fukuoka Financial Group Inc.	19,000	106,764
Kyushu Financial Group Inc.	14,200	85,969
Mebuki Financial Group Inc.	29,250	123,855
Resona Holdings Inc.	68,000	406,310
Seven Bank Ltd.	22,000	75,384
Shinsei Bank Ltd.	6,400	110,729
Suruga Bank Ltd.	4,900	105,134
The Bank of Kyoto Ltd.	1,600	83,373
The Chiba Bank Ltd.	20,000	166,533
The Hachijuni Bank Ltd.	15,000	86,152
The Shizuoka Bank Ltd.	15,000	154,993
Yamaguchi Financial Group Inc.	8,000	95,091
		2,245,214
Reinsurance – 0.1%
Blue Capital Reinsurance Holdings Ltd.	114	1,374
Everest Re Group Ltd.	1,500	331,890
Hannover Rueck SE	1,797	226,357
Muenchener Rueckversicherungs-Gesellschaft AG	4,441	963,895
RenaissanceRe Holdings Ltd.	284	35,668
SCOR SE	4,658	187,628
Swiss Re AG	9,264	867,460
Third Point Reinsurance Ltd.	1,706	24,993	(a)
		2,639,265
Renewable Electricity – 0.0%*
China Longyuan Power Group Corporation Ltd., Class H	101,000	71,836
Engie Brasil Energia S.A.	6,100	65,301
Meridian Energy Ltd.	50,908	105,902
		243,039
Research & Consulting Services – 0.2%
Bureau Veritas S.A.	8,532	233,489
Experian PLC	25,768	570,271
IHS Markit Ltd.	11,700	528,255	(a)
Intertek Group PLC	4,471	313,899
RELX N.V.	27,408	630,749
RELX PLC	30,494	717,351
SGS S.A.	153	398,946
Teleperformance	1,526	218,883
Wolters Kluwer N.V.	9,077	473,917
		4,085,760
Residential REITs – 0.0%*
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	43,714	(a)
Restaurants – 0.1%
Compass Group PLC	45,278	979,997
Domino’s Pizza Enterprises Ltd.	2,444	89,271
Jollibee Foods Corp.	15,290	77,491
McDonald’s Holdings Company Japan Ltd.	2,600	114,363
Restaurant Brands International Inc.	6,711	413,870
Sodexo SA	2,757	370,953
Whitbread PLC	5,025	271,903
		2,317,848
Retail REITs – 0.2%
CapitaLand Mall Trust	82,400	131,332
Hammerson PLC	20,726	153,363
Hyprop Investments Ltd.	6,628	62,800

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Japan Retail Fund Investment Corp.	77	$141,218
Klepierre S.A.	6,776	298,329
Link REIT	62,500	579,244
Resilient REIT Ltd.	11,324	138,266
RioCan Real Estate Investment Trust	5,179	100,691
Scentre Group	150,056	491,765
SmartCentres Real Estate Investment Trust	2,900	71,542
The British Land Company PLC	26,538	248,244
Unibail-Rodamco SE	2,839	715,905
Vicinity Centres	96,787	205,909
Westfield Corp.	53,531	397,340
		3,735,948
Security & Alarm Services – 0.0%*
G4S PLC	40,283	145,496
S-1 Corp.	405	40,479	(a)
Secom Company Ltd.	5,900	445,551
Securitas AB, Class B	8,224	143,838
Sohgo Security Services Company Ltd.	1,800	97,950
		873,314
Semiconductor Equipment – 0.1%
ASM Pacific Technology Ltd.	9,300	129,555
ASML Holding N.V.	10,778	1,878,564
Disco Corp.	900	200,293
GCL-Poly Energy Holdings Ltd.	394,000	70,561	(a)
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,**)
SUMCO Corp.	6,000	153,822
Tokyo Electron Ltd.	4,500	814,913
		3,247,708
Semiconductors – 0.6%
Advanced Semiconductor Engineering Inc.	155,716	199,626
Broadcom Ltd.	14,279	3,668,275
Infineon Technologies AG	32,470	890,336
MediaTek Inc.	44,352	438,177
Novatek Microelectronics Corp.	22,000	83,909
NXP Semiconductors N.V.	9,900	1,159,191	(a)
Phison Electronics Corp.	5,000	49,062
Powertech Technology Inc.	27,000	79,843
Realtek Semiconductor Corp.	16,160	59,191
Renesas Electronics Corp.	12,900	150,357	(a)
Rohm Company Ltd.	2,600	288,043
Semiconductor Manufacturing International Corp.	99,200	171,566	(a)
Siliconware Precision Industries Company Ltd.	76,848	129,894
SK Hynix Inc.	16,737	1,196,002	(a)
STMicroelectronics N.V.	19,103	417,602
Taiwan Semiconductor Manufacturing Company Ltd.	703,000	5,421,594
United Microelectronics Corp.	344,000	164,148
Vanguard International Semiconductor Corp.	19,000	42,139
		14,608,955
Silver – 0.0%*
Wheaton Precious Metals Corp.	12,144	269,350
Soft Drinks – 0.1%
Arca Continental SAB de C.V.	14,500	100,738
Coca-Cola Amatil Ltd.	15,783	105,053
Coca-Cola Bottlers Japan Inc.	3,100	113,240
Coca-Cola European Partners PLC	5,957	237,700
Coca-Cola Femsa SAB de C.V., Class L	16,500	115,493
Coca-Cola HBC AG	5,186	169,771	(a)
Coca-Cola Icecek AS	2,227	20,099
Fomento Economico Mexicano SAB de C.V.	59,128	558,929
Suntory Beverage & Food Ltd.	3,900	173,449
		1,594,472
Specialized Finance – 0.0%*
Chailease Holding Company Ltd.	32,718	95,212
Element Fleet Management Corp.	14,500	109,941
Far East Horizon Ltd.	53,000	45,222

	Number of Shares	Fair Value
Mitsubishi UFJ Lease & Finance Company Ltd.	12,200	$72,669
Power Finance Corporation Ltd.	21,642	41,282
		364,326
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	7,224	633,418
Asian Paints Ltd.	7,557	137,163
Chr Hansen Holding A/S	2,697	253,154
Clariant AG	5,968	166,884	(a)
Covestro AG	3,210	331,609	(d)
Croda International PLC	3,878	232,081
EMS-Chemie Holding AG	214	142,850
Evonik Industries AG	4,312	162,429
Givaudan S.A.	281	649,371
Hitachi Chemical Company Ltd.	4,000	102,761
Johnson Matthey PLC	5,286	219,882
JSR Corp.	6,700	131,918
Kansai Paint Company Ltd.	6,000	155,952
Koninklijke DSM N.V.	5,476	523,877
Nippon Paint Holdings Company Ltd.	4,700	148,739
Nitto Denko Corp.	5,000	444,296
Novozymes A/S, Class B	6,768	386,952
Shin-Etsu Chemical Company Ltd.	11,200	1,138,393
Sika AG	65	516,265
Symrise AG	3,381	290,770
Umicore S.A.	5,594	265,030
		7,033,794
Specialty Stores – 0.0%*
Dufry AG	1,056	157,019	(a)
FF Group	1,860	42,436	(a)
Hotel Shilla Company Ltd.	1,000	79,305
JUMBO S.A.	4,127	73,840
		352,600
Steel – 0.2%
ArcelorMittal	18,825	612,936	(a)
BlueScope Steel Ltd.	14,355	172,571
China Steel Corp.	381,796	317,538
Cia Siderurgica Nacional S.A.	27,400	69,221	(a)
Eregli Demir ve Celik Fabrikalari TAS	38,107	100,705
Fortescue Metals Group Ltd.	41,355	157,848
Hitachi Metals Ltd.	8,000	114,905
Hyundai Steel Co.	2,772	151,734
JFE Holdings Inc.	15,900	381,939
JSW Steel Ltd.	28,960	122,414
Kobe Steel Ltd.	9,500	88,127	(a)
Maruichi Steel Tube Ltd.	2,400	70,306
Nippon Steel & Sumitomo Metal Corp.	21,500	551,767
POSCO	2,011	624,592
Severstal PJSC GDR	7,140	109,813
Tata Steel Ltd.	11,358	130,329
ThyssenKrupp AG	12,709	369,544
Vale S.A.	76,900	933,344
Voestalpine AG	3,277	196,141
		5,275,774
Systems Software – 0.0%*
BlackBerry Ltd.	11,499	128,853	(a)
Check Point Software Technologies Ltd.	3,980	412,407	(a)
Oracle Corporation Japan	1,400	116,076
Trend Micro Inc.	2,900	164,501	(a)
		821,837
Technology Distributors – 0.0%*
Synnex Technology International Corp.	50,400	68,677
WPG Holdings Ltd.	51,000	67,523
		136,200
Technology Hardware, Storage & Peripherals – 0.5%
Acer Inc.	102,084	82,845	(a)
Advantech Company Ltd.	12,093	85,541
Asustek Computer Inc.	19,000	178,453
Brother Industries Ltd.	6,800	167,812
Canon Inc.	30,600	1,140,879
Catcher Technology Company Ltd.	19,000	209,419
Chicony Electronics Company Ltd.	17,514	44,140
Compal Electronics Inc.	158,000	113,090
Foxconn Technology Company Ltd.	32,561	93,224

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
FUJIFILM Holdings Corp.	12,400	$506,898
HTC Corp.	30,000	73,693	(a)
Inventec Corp.	80,000	63,847
Konica Minolta Inc.	16,700	160,700
Lenovo Group Ltd.	248,000	139,905
Lite-On Technology Corp.	84,669	115,515
NEC Corp.	7,600	205,095
Pegatron Corp.	59,000	142,749
Quanta Computer Inc.	79,000	164,326
Ricoh Company Ltd.	22,400	208,192
Samsung Electronics Company Ltd.	2,780	6,616,636
Seagate Technology PLC	9,795	409,823
Seiko Epson Corp.	8,200	193,554
Wistron Corp.	92,479	74,428
		11,190,764
Textiles – 0.0%*
Eclat Textile Company Ltd.	5,304	53,025
Formosa Taffeta Company Ltd.	25,000	26,295
Ruentex Industries Ltd.	19,711	33,516	(a)
		112,836
Thrifts & Mortgage Finance – 0.1%
Essent Group Ltd.	1,506	65,390	(a)
Housing Development Finance Corporation Ltd.	43,361	1,161,955
Indiabulls Housing Finance Ltd.	9,083	170,283
LIC Housing Finance Ltd.	11,981	105,774
		1,503,402
Tires & Rubber – 0.1%
Bridgestone Corp.	18,600	864,863
Cheng Shin Rubber Industry Company Ltd.	65,550	115,644
Cie Generale des Etablissements Michelin	4,872	699,403
Hankook Tire Company Ltd.	1,864	95,067
Nokian Renkaat Oyj	3,864	175,388
Sumitomo Rubber Industries Ltd.	6,400	119,080
The Yokohama Rubber Company Ltd.	3,500	85,846
		2,155,291
Tobacco – 0.3%
British American Tobacco Malaysia Bhd	4,300	42,501
British American Tobacco PLC	58,941	4,000,973
British American Tobacco PLC ADR	6,419	430,009
Gudang Garam Tbk PT	18,500	114,266
Hanjaya Mandala Sampoerna Tbk PT	190,000	66,239
Imperial Brands PLC	27,526	1,178,885
ITC Ltd.	105,621	435,623
Japan Tobacco Inc.	31,600	1,018,549
KT&G Corp.	3,177	342,762
Swedish Match AB	4,864	192,005
		7,821,812
Trading Companies & Distributors – 0.3%
AerCap Holdings N.V.	4,234	222,751	(a)
Ashtead Group PLC	13,914	374,937
Brenntag AG	4,792	303,651
Bunzl PLC	10,462	293,239
Ferguson PLC	7,668	552,875
Finning International Inc.	4,230	107,088
ITOCHU Corp.	42,700	797,142
Marubeni Corp.	45,600	330,352
MISUMI Group Inc.	8,200	238,757
Mitsubishi Corp.	43,300	1,196,564
Mitsui & Company Ltd.	48,600	790,370
Posco Daewoo Corp.	2,030	34,416
Rexel S.A.	7,899	143,415
SK Networks Company Ltd.	6,600	40,998
Sumitomo Corp.	32,000	543,986
Toyota Tsusho Corp.	6,800	273,751
Travis Perkins PLC	6,480	137,360
Triton International Ltd.	766	28,687	(a)
		6,410,339
Trucking – 0.0%*
ComfortDelGro Corporation Ltd.	50,000	74,080
DSV A/S	5,711	450,034

	Number of Shares	Fair Value
Localiza Rent a Car S.A.	16,206	$107,776
Nippon Express Company Ltd.	2,300	152,925
		784,815
Water Utilities – 0.0%*
Aguas Andinas S.A., Class A	77,578	51,392
Beijing Enterprises Water Group Ltd.	130,000	100,610	(a)
Cia de Saneamento Basico do Estado de Sao Paulo	9,700	100,389
Consolidated Water Company Ltd.	301	3,793
Guangdong Investment Ltd.	92,000	123,101
Severn Trent PLC	7,131	208,557
United Utilities Group PLC	18,428	206,782
		794,624
Wireless Telecommunication Services – 0.5%
Advanced Info Service PCL NVDR	29,800	174,649
America Movil SAB de C.V., Class L	983,589	852,104
Axiata Group Bhd	99,282	134,682
Bharti Airtel Ltd.	29,526	245,011
China Mobile Ltd.	177,000	1,794,385
DiGi.Com Bhd	96,300	121,356
Empresa Nacional de Telecomunicaciones S.A.	4,152	46,675
Far EasTone Telecommunications Company Ltd.	32,000	79,036
Global Telecom Holding SAE	1,382	577	(a)
Globe Telecom Inc.	1,235	47,005
Idea Cellular Ltd.	24,304	41,181	(a)
KDDI Corp.	52,100	1,297,066
Maxis Bhd	48,900	72,619
Millicom International Cellular S.A.	1,697	114,826
Mobile TeleSystems PJSC ADR	13,956	142,212
MTN Group Ltd.	50,951	562,189
NTT DOCOMO Inc.	39,100	923,614
PLDT Inc.	1,920	56,923
Rogers Communications Inc., Class B	10,999	562,262
SK Telecom Company Ltd.	72	17,957
SoftBank Group Corp.	23,500	1,860,808
StarHub Ltd.	26,000	55,447
Taiwan Mobile Company Ltd.	43,000	155,334
Tele2 AB, Class B	11,746	144,610
TIM Participacoes S.A.	31,600	124,796
Turkcell Iletisim Hizmetleri AS	31,681	129,344
Vodacom Group Ltd.	9,090	106,965
Vodafone Group PLC	769,402	2,445,900
XL Axiata Tbk PT	93,500	20,399	(a)
		12,329,932
Total Common Stock (Cost $510,475,776)		636,250,049
Preferred Stock – 0.3%
Auto Parts & Equipment – 0.0%*
Schaeffler AG	6,455	114,601
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	1,658	148,603
Hyundai Motor Co.	746	71,077
Hyundai Motor Co.	666	58,292
Porsche Automobil Holding SE	4,233	354,691
Volkswagen AG	5,311	1,061,525
		1,694,188
Commodity Chemicals – 0.0%*
Braskem S.A., Class A	6,100	78,836
FUCHS PETROLUB SE	2,446	129,969
LG Chem Ltd.	274	63,730
		272,535
Diversified Banks – 0.1%
Banco Bradesco S.A.	89,154	909,789
Bancolombia S.A.	12,485	125,164
Grupo Aval Acciones y Valores S.A.	128,800	55,672
Itau Unibanco Holding S.A.	94,297	1,210,445
Itausa - Investimentos Itau S.A.	118,910	387,871
		2,688,941

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

	Number of Shares	Fair Value
Electric Utilities – 0.0%*
Centrais Eletricas Brasileiras S.A., Class B	8,100	$55,431
Cia Energetica de Minas Gerais	28,508	59,043
		114,474
Fertilizers & Agricultural Chemicals – 0.0%*
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	196,712
General Merchandise Stores – 0.0%*
Lojas Americanas S.A.	26,586	136,653
Household Products – 0.0%*
Henkel AG & Company KGaA	5,073	672,215
Hypermarkets & Super Centers – 0.0%*
Cia Brasileira de Distribuicao	4,800	114,215
Integrated Oil & Gas – 0.0%*
Petroleo Brasileiro S.A.	117,938	572,428	(a)
Integrated Telecommunication Services – 0.0%*
Telefonica Brasil S.A.	11,900	174,423
Multi-Sector Holdings – 0.0%*
Grupo de Inversiones Suramericana S.A.	3,183	41,594
Soft Drinks – 0.0%*
Embotelladora Andina S.A., Class B	7,865	39,271
Steel – 0.0%*
Gerdau S.A.	34,600	129,133
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.	507	989,800
Total Preferred Stock (Cost $7,611,466)		7,951,183

Rights – 0.0%*
Highways & Railtracks – 0.0%*
Transurban Group	4,712	—	(a,**)

Integrated Oil & Gas – 0.0%*
Repsol S.A.	35,018	15,937	(a)

Total Rights (Cost $16,050)		15,937

Total Foreign Equity (Cost $518,103,292)		644,217,169

		Principal Amount	Fair Value
Bonds and Notes – 29.2%
U.S. Treasuries – 10.2%
U.S. Treasury Bonds
2.25%	08/15/46	$1,600,000	1,443,296
2.50%	02/15/45 - 05/15/46	4,510,000	4,294,342
2.75%	11/15/42	650,000	654,180
2.88%	08/15/45 - 11/15/46	1,800,000	1,846,614
3.00%	05/15/42 - 05/15/47	14,300,000	15,038,104
3.13%	08/15/44	3,000,000	3,224,310
3.38%	05/15/44	2,900,000	3,254,467
3.63%	08/15/43 - 02/15/44	1,740,000	2,033,136
3.75%	11/15/43	1,400,000	1,668,268
4.38%	02/15/38 - 11/15/39	2,000,000	2,561,085
4.50%	02/15/36	2,000,000	2,575,700
4.63%	02/15/40	500,000	664,905
5.25%	02/15/29	200,000	254,744
5.50%	08/15/28	1,450,000	1,866,078
6.00%	02/15/26	1,827,000	2,315,942
6.38%	08/15/27	200,000	268,366
7.63%	11/15/22 - 02/15/25	500,000	644,987
7.88%	02/15/21	2,000,000	2,356,680
8.75%	05/15/20	3,000,000	3,479,880
U.S. Treasury Notes
1.00%	10/15/19	3,500,000	3,446,520
1.13%	01/31/19 - 09/30/21	8,500,000	8,290,477
1.25%	06/30/19 - 10/31/21	12,500,000	12,281,370
1.38%	02/28/19 - 05/31/21	17,800,000	17,576,999
1.50%	11/30/19 - 08/15/26	10,400,000	10,192,797
1.63%	04/30/19 - 05/15/26	22,240,000	21,782,183

		Principal Amount	Fair Value
1.75%	10/31/20 - 09/30/22	$11,600,000	$11,461,680
1.88%	12/15/20 - 09/30/22	20,000,000	19,781,870
2.00%	07/31/20 - 11/15/26	33,844,000	33,480,100
2.13%	08/31/20 - 11/30/23	8,100,000	8,096,025
2.13%	12/31/22	1,500,000	1,494,015	(e)
2.25%	03/31/21 - 08/15/27	18,190,000	18,073,154
2.38%	12/31/20 - 05/15/27	9,000,000	9,042,080
2.50%	05/15/24	2,500,000	2,528,500
2.63%	08/15/20 - 11/15/20	3,885,000	3,954,317
3.13%	05/15/21	4,000,000	4,139,480
3.63%	02/15/21	700,000	734,111
			236,800,762
U.S. Government Sponsored Agency – 0.1%
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,070,330
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	598,689
2.60%	10/25/23	112,255	113,000
2.75%	01/25/26	300,000	299,514
2.79%	10/25/20	26,544	26,679
2.87%	12/25/21	800,000	812,758
3.06%	07/25/23	600,000	615,957	(f)
3.30%	04/25/23	100,000	103,866	(f)
3.39%	03/25/24	200,000	208,802
3.49%	01/25/24	300,000	314,657
3.53%	07/25/23	800,000	839,947	(f)
3.97%	01/25/21	200,000	208,865	(f)
4.25%	01/25/20	100,000	103,061
4.33%	10/25/20	450,000	472,102	(f)
5.09%	03/25/19	100,000	102,126
Federal National Mortgage Assoc.
2.78%	06/25/21	374,775	378,923	(f)
			5,198,946
Agency Mortgage Backed – 8.8%
Federal Home Loan Banks
1.25%	01/16/19	1,800,000	1,788,750
1.38%	05/28/19 - 11/15/19	2,020,000	2,001,887
1.50%	10/21/19	1,000,000	992,610
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	1,137,000	1,096,978
1.25%	10/02/19	1,500,000	1,480,530
2.38%	01/13/22	2,100,000	2,116,842
2.50%	07/01/28 - 02/01/32	3,828,839	3,833,438
2.51%	11/25/22	300,000	300,653
3.00%	05/01/30 - 03/01/47	14,718,974	14,829,455
3.50%	03/01/26 - 11/01/47	13,322,910	13,703,513
4.00%	06/01/42 - 08/01/47	6,968,745	7,300,145
4.50%	05/01/42 - 01/01/45	97,758	104,529
5.00%	12/01/22 - 06/01/41	2,200,159	2,354,091
5.50%	01/01/38 - 04/01/39	439,283	484,397
6.00%	06/01/37 - 11/01/37	405,454	452,059
6.25%	07/15/32	250,000	350,348
Federal Home Loan Mortgage Corp. 1.50% + 12 month USD LIBOR
1.74%	06/01/43	155,306	159,575	(f)
Federal Home Loan Mortgage Corp. 1.60% + 12 month USD LIBOR
2.51%	08/01/43	225,984	226,816	(f)
Federal Home Loan Mortgage Corp. 1.65% + 12 month USD LIBOR
2.46%	05/01/43	580,325	582,515	(f)
Federal National Mortgage Assoc.
1.50%	07/30/20	500,000	493,680
1.88%	09/24/26	1,000,000	943,360
2.13%	04/24/26	700,000	677,467
2.50%	02/01/28 - 11/01/31	6,328,490	6,344,804
2.68%	05/25/21	99,265	100,149	(f)
3.00%	01/01/28 - 05/01/47	27,856,015	28,055,365
3.50%	01/01/27 - 11/01/47	28,573,954	29,412,358
4.00%	10/01/41 - 03/01/47	12,209,614	12,797,925
4.50%	11/01/18 - 03/01/46	7,991,068	8,563,290
5.00%	12/01/39 - 06/01/41	2,000,846	2,167,344
5.50%	12/01/35 - 04/01/38	2,840,064	3,142,149
6.00%	03/01/34 - 08/01/37	1,990,387	2,217,780
6.63%	11/15/30	100,000	140,546
Federal National Mortgage Assoc. 1.53% + 12 month USD LIBOR
1.86%	04/01/43	273,749	281,864	(f)
Government National Mortgage Assoc.

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
2.50%	05/20/45	$286,647	$280,820
3.00%	10/15/42 - 06/20/47	17,406,601	17,583,804
3.50%	03/20/45 - 05/20/47	18,042,343	18,673,844
4.00%	12/20/40 - 09/20/47	12,119,066	12,697,140
4.50%	05/20/40	1,523,697	1,625,576
5.00%	08/15/41	2,416,771	2,622,216
			202,980,612
Asset Backed – 0.2%
American Express Credit Account Master Trust
1.93%	09/15/22	500,000	497,572
Chase Issuance Trust 2016-A5
1.27%	07/15/21	500,000	492,933
Citibank Credit Card Issuance Trust
1.92%	04/07/22	500,000	496,915
Discover Card Execution Note Trust 2015-A2
1.90%	10/17/22	1,000,000	993,627
Ford Credit Auto Owner Trust 2016-C
1.22%	03/15/21	1,000,000	988,348
Ford Credit Floorplan Master Owner Trust A
2.16%	09/15/22	250,000	248,878
Nissan Auto Receivables 2016-B Owner Trust
1.32%	01/15/21	510,000	506,403
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	99,374
			4,324,050
Corporate Notes – 8.7%
21st Century Fox America Inc.
3.38%	11/15/26	200,000	204,120
4.75%	11/15/46	200,000	230,842
6.65%	11/15/37	279,000	384,127
3M Co.
3.00%	08/07/25	250,000	253,375
Abbott Laboratories
2.55%	03/15/22	230,000	227,948
2.90%	11/30/21	200,000	202,068
3.75%	11/30/26	200,000	205,358
4.75%	11/30/36	200,000	224,484
4.90%	11/30/46	200,000	229,760
AbbVie Inc.
2.30%	05/14/21	200,000	198,632
4.30%	05/14/36	200,000	215,242
4.40%	11/06/42	250,000	268,137
4.50%	05/14/35	70,000	76,839
4.70%	05/14/45	250,000	280,385
Actavis Inc.
3.25%	10/01/22	500,000	502,155
Adobe Systems Inc.
3.25%	02/01/25	70,000	71,831
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	500,000	515,500
Aetna Inc.
2.75%	11/15/22	500,000	495,020
Aflac Inc.
3.63%	11/15/24	250,000	261,355
Agrium Inc.
6.75%	01/15/19	300,000	312,747
Air Lease Corp.
3.88%	04/01/21	200,000	207,042
Alabama Power Co.
3.70%	12/01/47	100,000	101,966
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	99,687
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	203,170
4.20%	12/06/47	60,000	62,423
Allergan Funding SCS
4.75%	03/15/45	350,000	373,237
Alphabet Inc.
3.38%	02/25/24	225,000	235,343
Altria Group Inc.
2.63%	09/16/26	200,000	193,602
4.25%	08/09/42	413,000	432,328
5.38%	01/31/44	70,000	85,028
Amazon.com Inc.
1.90%	08/21/20	100,000	99,248	(d)
3.15%	08/22/27	100,000	100,428	(d)

		Principal Amount	Fair Value
3.88%	08/22/37	$100,000	$106,149	(d)
4.25%	08/22/57	100,000	109,414	(d)
4.80%	12/05/34	250,000	292,642
America Movil SAB de C.V.
3.13%	07/16/22	500,000	506,465
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	29,780
American Electric Power Company Inc.
3.20%	11/13/27	100,000	99,398
American Express Co.
2.20%	10/30/20	220,000	218,319
3.00%	10/30/24	200,000	199,380
3.63%	12/05/24	250,000	257,455
American Express Credit Corp.
1.88%	05/03/19	200,000	199,176
American Financial Group Inc.
3.50%	08/15/26	65,000	64,564
American Honda Finance Corp.
2.15%	03/13/20	200,000	199,532
2.60%	11/16/22	100,000	100,052
American International Group Inc.
4.50%	07/16/44	250,000	270,633
4.88%	06/01/22	500,000	543,480
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	510,305
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	99,116
Amgen Inc.
3.20%	11/02/27	200,000	199,894
4.66%	06/15/51	455,000	508,854
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	533,644
Analog Devices Inc.
2.50%	12/05/21	200,000	198,582
3.50%	12/05/26	200,000	202,386
Andeavor
3.80%	04/01/28	30,000	30,140
4.50%	04/01/48	25,000	25,335
4.75%	12/15/23	50,000	53,710	(d)
5.13%	12/15/26	50,000	54,738	(d)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%	12/01/27	35,000	35,325
Anheuser-Busch InBev Finance Inc.
2.15%	02/01/19	200,000	200,100
2.65%	02/01/21	200,000	201,172
3.65%	02/01/26	200,000	206,360
3.70%	02/01/24	500,000	523,045
4.90%	02/01/46	420,000	486,725
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	885,310
7.75%	01/15/19	200,000	211,160
Anthem Inc.
3.30%	01/15/23	500,000	507,385
3.70%	08/15/21	237,000	244,290
4.38%	12/01/47	65,000	69,145
Apache Corp.
5.10%	09/01/40	250,000	268,510
Apple Inc.
1.10%	08/02/19	250,000	246,422
1.70%	02/22/19	200,000	199,440
1.80%	11/13/19	50,000	49,795
2.00%	11/13/20	50,000	49,682
2.25%	02/23/21	200,000	199,668
2.40%	01/13/23	50,000	49,610
2.50%	02/09/22	300,000	300,357
2.75%	01/13/25	50,000	49,592
3.00%	11/13/27	100,000	99,553
3.25%	02/23/26	160,000	163,226
3.75%	11/13/47	50,000	51,406
4.38%	05/13/45	465,000	523,953
4.50%	02/23/36	300,000	343,797
4.65%	02/23/46	185,000	216,563
Applied Materials Inc.
3.90%	10/01/25	160,000	169,886
Arch Capital Finance LLC
4.01%	12/15/26	100,000	104,168

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
5.03%	12/15/46	$200,000	$232,154
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	390,480
Arrow Electronics Inc.
4.00%	04/01/25	40,000	40,732
Ascension Health
3.95%	11/15/46	25,000	26,285
Asian Development Bank
1.38%	01/15/19	800,000	795,552
1.75%	01/10/20	200,000	198,950
2.13%	03/19/25	500,000	487,360
AstraZeneca PLC
6.45%	09/15/37	250,000	339,728
AT&T Inc.
2.30%	03/11/19	200,000	200,108
3.90%	08/14/27	200,000	201,122
4.10%	02/15/28	406,000	407,210	(d)
4.30%	02/15/30	520,000	520,525	(d)
4.35%	06/15/45	450,000	415,633
4.50%	05/15/35 - 03/09/48	395,000	375,082
4.75%	05/15/46	250,000	244,550
4.90%	08/14/37	200,000	202,346
5.15%	03/15/42	250,000	258,703
5.55%	08/15/41	454,000	492,926
Australia & New Zealand Banking Group Ltd.
2.05%	09/23/19	200,000	199,194
3.70%	11/16/25	250,000	262,370
AutoNation Inc.
3.80%	11/15/27	50,000	49,538
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	39,841
3.45%	06/01/25	115,000	117,676
AXA S.A.
8.60%	12/15/30	100,000	144,043
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	49,994	(d)
3.34%	12/15/27	50,000	49,975	(d)
4.08%	12/15/47	50,000	51,052	(d)
Banco Santander S.A.
3.13%	02/23/23	200,000	198,904
3.80%	02/23/28	200,000	200,312
4.25%	04/11/27	300,000	311,565
Bank of America Corp.
2.15%	11/09/20	200,000	199,612
3.50%	04/19/26	145,000	148,396
3.88%	08/01/25	250,000	263,148
3.95%	04/21/25	155,000	160,219
4.00%	04/01/24	350,000	369,659
4.13%	01/22/24	500,000	531,815
4.18%	11/25/27	200,000	208,766
6.11%	01/29/37	250,000	319,495
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	1,207,000	1,205,431	(d,f)
Bank of Montreal
2.10%	12/12/19	200,000	199,338
Barclays PLC
3.65%	03/16/25	500,000	500,450
4.84%	05/09/28	200,000	207,942
BAT Capital Corp.
2.30%	08/14/20	100,000	99,422	(d)
2.76%	08/15/22	100,000	99,332	(d)
3.22%	08/15/24	100,000	99,919	(d)
3.56%	08/15/27	100,000	100,100	(d)
4.39%	08/15/37	100,000	104,935	(d)
Baxalta Inc.
4.00%	06/23/25	100,000	103,357
Baxter International Inc.
2.60%	08/15/26	230,000	219,558
BB&T Corp.
2.15%	02/01/21	200,000	198,058
2.85%	10/26/24	150,000	149,202
Becton Dickinson and Co.
3.70%	06/06/27	200,000	201,448
3.73%	12/15/24	50,000	51,111

		Principal Amount	Fair Value
Bed Bath & Beyond Inc.
3.75%	08/01/24	$150,000	$149,328
Berkshire Hathaway Energy Co.
6.13%	04/01/36	494,000	662,508
Berkshire Hathaway Finance Corp.
1.30%	08/15/19	350,000	345,824
3.00%	05/15/22	200,000	204,434
Biogen Inc.
4.05%	09/15/25	80,000	84,713
5.20%	09/15/45	150,000	178,336
Boeing Capital Corp.
4.70%	10/27/19	250,000	261,288
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	260,832
Boston Scientific Corp.
4.13%	10/01/23	100,000	104,834
BP Capital Markets PLC
2.32%	02/13/20	250,000	250,827
2.50%	11/06/22	500,000	497,510
2.52%	01/15/20	115,000	115,795
3.06%	03/17/22	210,000	214,700
3.22%	11/28/23	200,000	204,572
BPCE S.A.
4.00%	04/15/24	250,000	264,730
Branch Banking & Trust Co.
2.10%	01/15/20	100,000	99,688
2.63%	01/15/22	100,000	100,236
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	489,525
British Telecommunications PLC
9.13%	12/15/30	250,000	372,977
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	400,000	397,244	(d)
2.65%	01/15/23	100,000	96,356	(d)
3.00%	01/15/22	100,000	99,136	(d)
3.13%	01/15/25	100,000	95,621	(d)
3.50%	01/15/28	100,000	95,425	(d)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	79,175
Buckeye Partners LP
4.15%	07/01/23	250,000	257,337
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	649,995
Canadian Imperial Bank of Commerce
2.10%	10/05/20	100,000	99,148
Canadian National Railway Co.
2.95%	11/21/24	305,000	308,203
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	257,385
3.85%	06/01/27	100,000	101,956
3.90%	02/01/25	250,000	257,397
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	247,855
Capital One Bank USA NA
2.30%	06/05/19	250,000	249,685
Capital One Financial Corp.
2.50%	05/12/20	200,000	199,854
3.75%	07/28/26 - 03/09/27	430,000	430,940
4.20%	10/29/25	90,000	92,591
Cardinal Health Inc.
3.20%	03/15/23	500,000	500,540
Caterpillar Financial Services Corp.
2.00%	11/29/19	25,000	24,921
2.10%	01/10/20	100,000	99,772
2.55%	11/29/22	50,000	49,767
3.25%	12/01/24	350,000	358,795
CBL & Associates LP
5.95%	12/15/26	200,000	186,238
CBS Corp.
3.38%	03/01/22	250,000	254,005
4.00%	01/15/26	250,000	255,572
Celgene Corp.
2.75%	02/15/23	50,000	49,545
3.45%	11/15/27	50,000	50,022
4.35%	11/15/47	50,000	52,080
5.00%	08/15/45	150,000	170,613

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal	Fair
		Amount	Value
5.25%	08/15/43	$220,000	$254,025
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	200,000	198,374	(d)
Cenovus Energy Inc.
3.00%	08/15/22	35,000	34,694
4.25%	04/15/27	200,000	199,380
4.45%	09/15/42	75,000	69,747
5.70%	10/15/19	50,000	52,531
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	290,857
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	200,000	203,100
4.46%	07/23/22	200,000	208,968
4.91%	07/23/25	235,000	249,615
6.48%	10/23/45	250,000	292,810
Chevron Corp.
2.19%	11/15/19	55,000	55,112
2.41%	03/03/22	145,000	144,851
2.43%	06/24/20	75,000	75,392
2.90%	03/03/24	300,000	302,676
2.95%	05/16/26	100,000	99,923
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	249,630
4.35%	11/03/45	200,000	225,796
Cintas Corporation No. 2
3.70%	04/01/27	200,000	208,094
Cisco Systems Inc.
2.13%	03/01/19	200,000	200,268
2.90%	03/04/21	125,000	127,161
5.90%	02/15/39	500,000	682,820
Citibank NA
2.13%	10/20/20	200,000	198,102
Citigroup Inc.
2.45%	01/10/20	100,000	100,046
2.65%	10/26/20	750,000	752,153
2.70%	10/27/22	100,000	99,066
2.90%	12/08/21	200,000	201,042
3.88%	03/26/25	250,000	255,795
4.30%	11/20/26	200,000	209,128
4.45%	09/29/27	250,000	264,050
4.75%	05/18/46	200,000	221,280
5.88%	01/30/42	272,000	358,265
6.13%	08/25/36	255,000	320,599
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	200,000	200,400	(f)
Citizens Bank NA
2.25%	10/30/20	250,000	247,995
CME Group Inc.
3.00%	03/15/25	250,000	253,685
CNA Financial Corp.
5.88%	08/15/20	581,000	625,679
CNH Industrial Capital LLC
3.38%	07/15/19	15,000	15,147
3.88%	10/15/21	15,000	15,278
4.38%	11/06/20 - 04/05/22	35,000	36,281
4.88%	04/01/21	15,000	15,751
CNH Industrial N.V.
3.85%	11/15/27	15,000	14,947
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	257,652
Comcast Corp.
3.15%	02/15/28	200,000	200,692
3.97%	11/01/47	100,000	102,820
4.00%	08/15/47 - 11/01/49	300,000	311,205
4.05%	11/01/52	100,000	102,379
4.25%	01/15/33	500,000	541,865
5.15%	03/01/20	300,000	318,342
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	350,059
Commonwealth Edison Co.
4.60%	08/15/43	250,000	289,378
4.70%	01/15/44	175,000	206,080
Compass Bank
3.88%	04/10/25	250,000	250,477

		Principal	Fair
		Amount	Value
ConocoPhillips
6.50%	02/01/39	$500,000	$697,530
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	200,000	209,788
3.95%	03/01/43	250,000	263,750
Constellation Brands Inc.
3.50%	05/09/27	100,000	101,328
3.88%	11/15/19	15,000	15,406
4.75%	11/15/24	200,000	219,088
6.00%	05/01/22	220,000	246,008
Cooperatieve Rabobank UA
2.25%	01/14/19	250,000	250,305
2.50%	01/19/21	250,000	250,883
2.75%	01/10/22	100,000	100,804
3.95%	11/09/22	500,000	521,265
4.63%	12/01/23	250,000	267,733
Corning Inc.
2.90%	05/15/22	255,000	256,058
Corporation Andina de Fomento
2.13%	09/27/21	300,000	293,901
4.38%	06/15/22	250,000	266,365
Costco Wholesale Corp.
2.25%	02/15/22	85,000	84,442
3.00%	05/18/27	100,000	100,143
Credit Suisse AG
2.30%	05/28/19	350,000	350,350
3.63%	09/09/24	250,000	258,568
5.30%	08/13/19	500,000	523,835
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	287,680
CSX Corp.
2.60%	11/01/26	200,000	191,042
4.10%	03/15/44	318,000	331,229
CVS Health Corp.
2.75%	12/01/22	500,000	492,355
3.38%	08/12/24	250,000	251,600
Deere & Co.
3.90%	06/09/42	171,000	184,952
Dell International LLC/EMC Corp.
3.48%	06/01/19	200,000	202,474	(d)
6.02%	06/15/26	190,000	209,393	(d)
8.10%	07/15/36	200,000	252,538	(d)
Delmarva Power & Light Co.
4.15%	05/15/45	200,000	218,152
Delphi Corp.
4.15%	03/15/24	150,000	158,655
Delta Air Lines Inc.
2.60%	12/04/20	45,000	44,801
Deutsche Bank AG
2.95%	08/20/20	250,000	250,430
3.30%	11/16/22	100,000	99,590
3.38%	05/12/21	250,000	252,250
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	373,905
Devon Energy Corp.
3.25%	05/15/22	500,000	508,805
5.00%	06/15/45	100,000	111,892
Diageo Investment Corp.
2.88%	05/11/22	500,000	506,960
Discover Bank
4.20%	08/08/23	350,000	367,490
Discovery Communications LLC
3.25%	04/01/23	325,000	324,490
3.45%	03/15/25	135,000	132,782
Dominion Energy Inc.
2.58%	07/01/20	100,000	99,972
Dr Pepper Snapple Group Inc.
3.13%	12/15/23	200,000	202,118
3.43%	06/15/27	200,000	200,398
DTE Electric Co.
3.70%	03/15/45	145,000	149,427
DTE Energy Co.
3.85%	12/01/23	250,000	260,278
Duke Energy Carolinas LLC
3.70%	12/01/47	50,000	51,374

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
Duke Energy Corp.
3.05%	08/15/22	$539,000	$544,800
Duke Energy Florida LLC
2.10%	12/15/19	20,000	19,977
3.20%	01/15/27	300,000	303,306
3.40%	10/01/46	400,000	388,348
Duke Realty LP
3.38%	12/15/27	50,000	50,175
Eaton Vance Corp.
3.50%	04/06/27	300,000	307,029
eBay Inc.
3.80%	03/09/22	145,000	150,498
Ecolab Inc.
2.38%	08/10/22	100,000	98,807
3.25%	12/01/27	70,000	69,910	(d)
Ecopetrol S.A.
4.13%	01/16/25	250,000	252,262
7.63%	07/23/19	345,000	370,095
EI du Pont de Nemours & Co.
2.20%	05/01/20	100,000	99,866
Eli Lilly & Co.
2.75%	06/01/25	45,000	45,169
Emera US Finance LP
3.55%	06/15/26	60,000	60,153
Emerson Electric Co.
2.63%	02/15/23	500,000	497,145
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	141,694
Enbridge Inc.
3.50%	06/10/24	65,000	65,684
Energy Transfer LP
6.50%	02/01/42	250,000	282,420
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	157,805
Entergy Louisiana LLC
4.05%	09/01/23	250,000	264,832
Enterprise Products Operating LLC
3.70%	02/15/26	35,000	35,840
3.90%	02/15/24	175,000	182,207
4.45%	02/15/43	442,000	458,836
EOG Resources Inc.
2.45%	04/01/20	175,000	175,396
3.15%	04/01/25	80,000	79,891
EQT Corp.
3.90%	10/01/27	150,000	149,490
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	252,807
Essex Portfolio LP
3.63%	05/01/27	300,000	301,662
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	194,944
1.63%	05/05/20	400,000	395,948
European Investment Bank
1.25%	05/15/19	300,000	297,108
1.38%	09/15/21	500,000	484,045
1.63%	12/15/20	1,000,000	984,910
2.00%	12/15/22	200,000	196,368
3.25%	01/29/24	1,000,000	1,043,610
Eversource Energy
2.90%	10/01/24	100,000	99,205
3.15%	01/15/25	125,000	125,466
Exelon Generation Company LLC
2.95%	01/15/20	250,000	252,647
Export-Import Bank of Korea
2.38%	08/12/19	500,000	497,865
Express Scripts Holding Co.
4.75%	11/15/21	474,000	504,142
Exxon Mobil Corp.
1.71%	03/01/19	200,000	199,452
2.71%	03/06/25	250,000	249,228
3.04%	03/01/26	50,000	50,749
3.18%	03/15/24	250,000	257,747
FedEx Corp.
4.75%	11/15/45	195,000	218,889
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	49,512

		Principal Amount	Fair Value
Fifth Third Bank
2.20%	10/30/20	$200,000	$198,674
2.88%	10/01/21	230,000	232,259
FirstEnergy Corp.
4.25%	03/15/23	30,000	31,608
7.38%	11/15/31	55,000	74,249
Florida Power & Light Co.
4.13%	02/01/42	500,000	551,435
FMS Wertmanagement AoeR
1.75%	01/24/20	200,000	198,754
2.00%	08/01/22	200,000	197,046
Ford Motor Co.
4.35%	12/08/26	200,000	208,924
4.75%	01/15/43	250,000	254,057
5.29%	12/08/46	300,000	326,409
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	249,185
2.60%	11/04/19	250,000	250,150
2.68%	01/09/20	100,000	100,204
3.22%	01/09/22	250,000	251,727
GATX Corp.
3.50%	03/15/28	100,000	98,709
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	500,000	497,500
General Electric Co.
5.50%	01/08/20	500,000	530,905
6.75%	03/15/32	500,000	680,915
General Mills Inc.
3.65%	02/15/24	250,000	262,205
General Motors Co.
5.20%	04/01/45	250,000	264,002
General Motors Financial Company Inc.
2.45%	11/06/20	100,000	99,217
3.15%	01/15/20	150,000	151,589
3.45%	01/14/22	100,000	101,314
3.50%	11/07/24	100,000	99,811
3.70%	05/09/23	200,000	204,008
4.35%	01/17/27	100,000	104,031
4.38%	09/25/21	100,000	104,974
5.25%	03/01/26	155,000	170,178
Georgia Power Co.
4.30%	03/15/42	472,000	505,790
Georgia-Pacific LLC
8.88%	05/15/31	150,000	231,123
Gilead Sciences Inc.
3.70%	04/01/24	500,000	522,725
4.80%	04/01/44	250,000	289,675
Great Plains Energy Inc.
4.85%	06/01/21	504,000	531,135
Halliburton Co.
3.50%	08/01/23	400,000	412,012
Harris Corp.
3.83%	04/27/25	250,000	259,110
4.85%	04/27/35	40,000	44,856
HCP Inc. (REIT)
2.63%	02/01/20	500,000	501,865
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	266,585
Honeywell International Inc.
3.35%	12/01/23	300,000	312,687
Hospitality Properties Trust
4.65%	03/15/24	250,000	263,188
HP Inc.
6.00%	09/15/41	262,000	282,462
HSBC Bank USA NA
5.88%	11/01/34	500,000	643,075
HSBC Finance Corp.
6.68%	01/15/21	73,000	81,163
HSBC Holdings PLC
3.90%	05/25/26	250,000	258,907
5.10%	04/05/21	1,000,000	1,074,480
HSBC USA Inc.
2.38%	11/13/19	350,000	350,515
Humana Inc.
2.50%	12/15/20	50,000	50,001
2.90%	12/15/22	100,000	100,032

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
Huntington Bancshares Inc.
3.15%	03/14/21	$250,000	$254,002
Husky Energy Inc.
4.00%	04/15/24	100,000	104,132
Illinois Tool Works Inc.
2.65%	11/15/26	200,000	195,274
3.50%	03/01/24	250,000	261,460
ING Groep N.V.
3.95%	03/29/27	200,000	209,034
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	213,074
Intel Corp.
2.60%	05/19/26	250,000	244,352
4.10%	05/11/47	100,000	110,471
Inter-American Development Bank
1.00%	05/13/19	800,000	789,696
1.25%	09/14/21	400,000	385,888
2.13%	01/15/25	500,000	488,615
2.38%	07/07/27	200,000	196,626
3.00%	02/21/24	500,000	514,720
International Bank for Reconstruction & Development
0.88%	08/15/19	500,000	491,150
1.63%	09/04/20	400,000	395,044
1.88%	04/21/20	500,000	498,000
2.00%	01/26/22	500,000	494,620
2.25%	06/24/21	500,000	500,555
2.50%	07/29/25	500,000	498,885
International Business Machines Corp.
2.50%	01/27/22	300,000	300,501
4.00%	06/20/42	500,000	530,870
International Finance Corp.
2.00%	10/24/22	200,000	197,052
2.13%	04/07/26	300,000	290,736
International Paper Co.
3.65%	06/15/24	500,000	517,600
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	202,756
Invesco Finance PLC
3.13%	11/30/22	500,000	505,225
Jabil Inc.
4.70%	09/15/22	223,000	234,788
Jefferies Group LLC
5.13%	01/20/23	250,000	270,365
Johnson & Johnson
1.95%	11/10/20	15,000	14,947
2.45%	12/05/21 - 03/01/26	425,000	425,932
2.90%	01/15/28	50,000	50,074
3.40%	01/15/38	25,000	25,614
3.50%	01/15/48	30,000	30,761
4.38%	12/05/33	250,000	286,800
Johnson Controls International PLC
3.63%	07/02/24	80,000	82,916	(g)
JPMorgan Chase & Co.
2.25%	01/23/20	250,000	249,818
2.75%	06/23/20	250,000	252,183
2.97%	01/15/23	200,000	201,324
3.13%	01/23/25	250,000	251,157
3.25%	09/23/22	436,000	445,801
3.38%	05/01/23	250,000	254,095
4.50%	01/24/22	703,000	752,168
6.30%	04/23/19	600,000	631,704
6.40%	05/15/38	500,000	688,380
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	107,958
Kansas City Power & Light Co.
4.20%	06/15/47	200,000	211,948
Kellogg Co.
2.65%	12/01/23	200,000	198,970
KeyCorp
2.90%	09/15/20	125,000	126,230
Kilroy Realty LP
3.45%	12/15/24	50,000	49,777
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	219,252
3.20%	07/30/46	125,000	116,978
Kinder Morgan Energy Partners LP

		Principal Amount	Fair Value
2.65%	02/01/19	$440,000	$440,950
5.00%	08/15/42	442,000	448,431
Kinder Morgan Inc.
4.30%	06/01/25	115,000	119,584
5.05%	02/15/46	150,000	155,204
5.30%	12/01/34	300,000	319,677
KLA-Tencor Corp.
4.65%	11/01/24	215,000	233,206
Koninklijke Philips N.V.
3.75%	03/15/22	250,000	260,193
Kraft Heinz Foods Co.
5.00%	06/04/42	300,000	321,936
5.20%	07/15/45	150,000	165,039
Kreditanstalt fuer Wiederaufbau
1.50%	02/06/19 - 06/15/21	1,000,000	984,090
1.63%	05/29/20	300,000	296,658
1.75%	03/31/20 - 09/15/21	700,000	691,709
1.88%	12/15/20	150,000	148,761
2.00%	09/29/22 - 05/02/25	950,000	929,950
2.13%	03/07/22 - 06/15/22	600,000	595,272
L3 Technologies Inc.
3.85%	12/15/26	200,000	205,814
5.20%	10/15/19	300,000	314,256
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	206,868
Lam Research Corp.
3.80%	03/15/25	115,000	119,484
Landwirtschaftliche Rentenbank
2.50%	11/15/27	200,000	198,252
Leggett & Platt Inc.
3.50%	11/15/27	50,000	49,572
Lincoln National Corp.
3.63%	12/12/26	200,000	204,340
4.20%	03/15/22	317,000	333,947
Lloyds Bank PLC
2.70%	08/17/20	250,000	251,247
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	100,473
4.65%	03/24/26	250,000	264,035
Lockheed Martin Corp.
3.60%	03/01/35	55,000	55,402
4.25%	11/15/19	300,000	311,178
4.70%	05/15/46	250,000	291,985
Loews Corp.
2.63%	05/15/23	400,000	395,320
Lowe’s Companies Inc.
2.50%	04/15/26	230,000	221,375
3.12%	04/15/22	500,000	511,545
3.38%	09/15/25	30,000	30,918
4.05%	05/03/47	100,000	106,487
LYB International Finance II BV
3.50%	03/02/27	100,000	100,435
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	277,705
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	503,420
Markel Corp.
3.50%	11/01/27	50,000	49,536
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	49,683
Masco Corp.
3.50%	04/01/21	60,000	60,825
4.38%	04/01/26	40,000	42,157
Mastercard Inc.
2.00%	11/21/21	200,000	197,180
2.95%	11/21/26	200,000	199,990
McDonald’s Corp.
1.88%	05/29/19	500,000	498,105
3.70%	02/15/42	250,000	243,957
McKesson Corp.
3.80%	03/15/24	250,000	259,082
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	117,252
Medtronic Inc.
3.63%	03/15/24	200,000	209,390
4.50%	03/15/42	250,000	278,983

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
4.63%	03/15/44 - 03/15/45	$400,000	$460,911
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	417,515
Merck & Company Inc.
2.40%	09/15/22	878,000	874,734
2.75%	02/10/25	70,000	69,787
MetLife Inc.
4.13%	08/13/42	250,000	264,533
6.50%	12/15/32	250,000	328,180
Microsoft Corp.
1.10%	08/08/19	200,000	197,328
1.55%	08/08/21	300,000	292,185
2.40%	02/06/22 - 08/08/26	500,000	492,786
2.88%	02/06/24	300,000	304,335
3.45%	08/08/36	200,000	206,070
3.50%	02/12/35	65,000	67,592
3.75%	05/01/43	300,000	314,703
4.45%	11/03/45	425,000	498,074
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	250,000	239,235
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	92,958
Monsanto Co.
3.95%	04/15/45	150,000	146,985
4.20%	07/15/34	70,000	72,891
Moody’s Corp.
4.88%	02/15/24	250,000	274,438
Morgan Stanley
2.38%	07/23/19	350,000	350,199
2.63%	11/17/21	200,000	199,020
2.80%	06/16/20	230,000	231,955
3.13%	07/27/26	250,000	246,278
3.95%	04/23/27	250,000	254,512
4.00%	07/23/25	95,000	99,485
4.10%	05/22/23	250,000	260,788
4.35%	09/08/26	250,000	262,473
4.88%	11/01/22	250,000	269,682
5.50%	07/28/21	398,000	435,746
Motorola Solutions Inc.
3.50%	09/01/21	250,000	254,860
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	246,707
National Australia Bank Ltd.
2.13%	05/22/20	250,000	248,522
2.25%	01/10/20	100,000	99,869
2.80%	01/10/22	100,000	100,499
National Retail Properties Inc.
3.60%	12/15/26	200,000	197,764
NetApp Inc.
3.38%	06/15/21	210,000	213,774
Newmont Mining Corp.
3.50%	03/15/22	250,000	255,080
Nexen Energy ULC
6.40%	05/15/37	500,000	654,165
NIKE Inc.
2.38%	11/01/26	250,000	237,965
NiSource Finance Corp.
2.65%	11/17/22	40,000	39,715
4.38%	05/15/47	100,000	109,532
Norfolk Southern Corp.
3.94%	11/01/47	160,000	164,915	(d)
Northrop Grumman Corp.
2.08%	10/15/20	160,000	158,686
2.55%	10/15/22	100,000	99,247
2.93%	01/15/25	150,000	148,983
3.25%	01/15/28	165,000	165,282
4.03%	10/15/47	175,000	182,649
Northwestern University
3.66%	12/01/57	10,000	10,145
Novartis Capital Corp.
2.40%	09/21/22	552,000	549,461
3.00%	11/20/25	250,000	252,605
NSTAR Electric Co.
3.20%	05/15/27	100,000	101,045
Occidental Petroleum Corp.
3.00%	02/15/27	200,000	198,732

		Principal Amount	Fair Value
3.40%	04/15/26	$140,000	$143,636
4.10%	02/15/47	200,000	212,158
Oesterreichische Kontrollbank AG
1.13%	04/26/19	200,000	197,650
1.75%	01/24/20	200,000	198,646
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	195,676
Omnicom Group Inc.
3.63%	05/01/22	500,000	516,910
ONEOK Partners LP
6.13%	02/01/41	312,000	363,087
Oracle Corp.
1.90%	09/15/21	200,000	196,698
2.25%	10/08/19	250,000	251,010
2.65%	07/15/26	300,000	292,104
3.25%	05/15/30	250,000	253,137
3.63%	07/15/23	125,000	131,545
4.00%	07/15/46	200,000	212,826
4.30%	07/08/34	500,000	556,375
Orange S.A.
9.00%	03/01/31	250,000	377,095
Owens Corning
4.20%	12/15/22	250,000	262,213
PACCAR Financial Corp.
2.05%	11/13/20	50,000	49,683
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	770,508
PacifiCorp
6.25%	10/15/37	153,000	210,090
Packaging Corporation of America
2.45%	12/15/20	70,000	70,093
3.40%	12/15/27	35,000	35,168
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	379,718
Pepsi-Cola Metropolitan Bottling Company Inc.
7.00%	03/01/29	150,000	202,150
PepsiCo Inc.
1.85%	04/30/20	250,000	248,235
2.00%	04/15/21	100,000	99,049
2.75%	03/01/23	250,000	252,252
3.00%	10/15/27	100,000	99,622
4.45%	04/14/46	250,000	283,925
Petroleos Mexicanos
4.50%	01/23/26	100,000	99,849
5.38%	03/13/22	300,000	318,579	(d)
5.50%	01/21/21 - 06/27/44	558,000	585,618
6.38%	01/23/45	250,000	252,383
6.50%	03/13/27	400,000	438,462	(d)
6.50%	06/02/41	167,000	172,631
6.75%	09/21/47	113,000	118,349
6.88%	08/04/26	250,000	283,208
Pfizer Inc.
1.70%	12/15/19	200,000	198,804
2.20%	12/15/21	200,000	198,934
3.00%	12/15/26	200,000	201,364
4.00%	12/15/36	100,000	109,792
4.13%	12/15/46	200,000	221,518
4.30%	06/15/43	350,000	391,304
Philip Morris International Inc.
2.00%	02/21/20	300,000	298,086
3.13%	03/02/28	50,000	49,817
3.88%	08/21/42	442,000	441,231
Phillips 66 Partners LP
3.75%	03/01/28	10,000	9,991
4.68%	02/15/45	10,000	10,252
Pinnacle West Capital Corp.
2.25%	11/30/20	45,000	44,788
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	498,090
4.50%	12/15/26	200,000	203,378
PNC Bank NA
2.00%	05/19/20	200,000	198,250
2.55%	12/09/21	250,000	249,967
2.95%	02/23/25	400,000	399,136
3.10%	10/25/27	200,000	199,612
Potash Corporation of Saskatchewan Inc.

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
3.63%	03/15/24	$250,000	$256,142
4.00%	12/15/26	200,000	207,892
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	509,900
President & Fellows of Harvard College
3.15%	07/15/46	50,000	48,833
Principal Financial Group Inc.
3.40%	05/15/25	250,000	253,808
Prologis LP (REIT)
4.25%	08/15/23	250,000	267,947
Prudential Financial Inc.
3.94%	12/07/49	290,000	296,406	(d)
7.38%	06/15/19	350,000	375,756
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	491,780
Puget Energy Inc.
3.65%	05/15/25	300,000	307,449
QUALCOMM Inc.
1.85%	05/20/19	200,000	199,176
4.30%	05/20/47	100,000	100,839
4.65%	05/20/35	150,000	161,748
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	151,941
4.25%	04/01/24	250,000	265,058
Raytheon Co.
3.15%	12/15/24	90,000	91,918
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	538,160
Republic Services Inc.
5.50%	09/15/19	300,000	315,582
Reynolds American Inc.
4.45%	06/12/25	300,000	319,899
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	450,000	551,956
Rogers Communications Inc.
2.90%	11/15/26	200,000	193,696
3.00%	03/15/23	250,000	249,085
3.63%	12/15/25	60,000	61,341
Roper Technologies Inc.
3.80%	12/15/26	200,000	206,084
Royal Bank of Canada
2.15%	03/06/20 - 10/26/20	475,000	472,489
2.75%	02/01/22	400,000	403,428
Royal Bank of Scotland Group PLC
3.88%	09/12/23	200,000	203,408
RPM International Inc.
4.25%	01/15/48	50,000	49,832
S&P Global Inc.
4.40%	02/15/26	250,000	270,002
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	336,375
5.75%	05/15/24	135,000	149,453
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	519,360
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	149,816
3.40%	01/18/23	50,000	49,875	(d)
4.40%	07/13/27	50,000	51,169	(d)
Santander UK PLC
2.38%	03/16/20	250,000	250,055
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	254,295
Seagate HDD Cayman
4.75%	06/01/23	250,000	255,202
Sempra Energy
4.05%	12/01/23	250,000	261,838
Shell International Finance BV
4.00%	05/10/46	250,000	265,783
4.13%	05/11/35	250,000	273,955
4.38%	03/25/20	500,000	523,245
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	146,541
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	619,447
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	29,897

		Principal Amount	Fair Value
South Carolina Electric & Gas Co.
5.10%	06/01/65	$150,000	$172,356
Southern California Edison Co.
3.60%	02/01/45	425,000	428,145
Southern Copper Corp.
5.88%	04/23/45	255,000	308,596
Southwest Airlines Co.
3.00%	11/15/26	200,000	194,506
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	248,295
Spectra Energy Partners LP
3.50%	03/15/25	250,000	251,505
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	252,017
Starbucks Corp.
2.20%	11/22/20	20,000	19,987
3.75%	12/01/47	35,000	35,462
Statoil ASA
2.45%	01/17/23	750,000	744,375
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	250,257
Sumitomo Mitsui Financial Group Inc.
2.78%	10/18/22	200,000	198,704
3.01%	10/19/26	500,000	487,230
3.35%	10/18/27	50,000	49,924
Suncor Energy Inc.
6.85%	06/01/39	250,000	349,840
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	279,142
SunTrust Bank
2.25%	01/31/20	100,000	99,829
Svensk Exportkredit AB
1.75%	05/18/20	200,000	198,134
Synchrony Financial
3.95%	12/01/27	300,000	298,731
Target Corp.
3.90%	11/15/47	50,000	50,921
4.00%	07/01/42	300,000	310,047
TC PipeLines LP
3.90%	05/25/27	100,000	100,377
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	252,597
Telefonica Emisiones SAU
5.88%	07/15/19	500,000	525,585
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	300,000	291,486
3.15%	10/01/26	300,000	247,749
Texas Instruments Inc.
1.75%	05/01/20	250,000	247,735
The Allstate Corp.
3.28%	12/15/26	100,000	101,724
4.20%	12/15/46	100,000	109,212
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	250,000	272,868	(f)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	500,840
2.80%	05/04/26	30,000	29,322
3.00%	02/24/25	105,000	105,030
The Bank of Nova Scotia
1.95%	01/15/19	250,000	249,605
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD
LIBOR thereafter)
4.65%	12/31/99	200,000	198,858	(f)
The Board of Trustees of The Leland Stanford Junior University
3.65%	05/01/48	200,000	213,804
The Boeing Co.
3.38%	06/15/46	150,000	146,075
The Clorox Co.
3.50%	12/15/24	250,000	257,852
The Coca-Cola Co.
2.45%	11/01/20	300,000	302,394
The Dow Chemical Co.
3.00%	11/15/22	437,000	439,539
4.38%	11/15/42	437,000	459,108
The Goldman Sachs Group Inc.

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
2.30%	12/13/19	$200,000	$199,580
2.75%	09/15/20	750,000	753,248
3.00%	04/26/22	100,000	100,372
3.50%	11/16/26	250,000	251,037
3.85%	07/08/24	250,000	259,267
5.75%	01/24/22	500,000	554,075
6.25%	02/01/41	350,000	470,789
6.75%	10/01/37	700,000	936,852
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	200,000	199,296
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	200,000	205,780
The Home Depot Inc.
2.13%	09/15/26	245,000	229,376
2.63%	06/01/22	190,000	191,018
4.20%	04/01/43	250,000	274,720
4.40%	04/01/21	500,000	530,495
The JM Smucker Co.
3.38%	12/15/27	100,000	100,366
The Kroger Co.
3.85%	08/01/23	500,000	520,245
The Mosaic Co.
3.25%	11/15/22	50,000	49,598
4.05%	11/15/27	50,000	50,109
The Priceline Group Inc.
2.75%	03/15/23	100,000	99,009
3.55%	03/15/28	100,000	99,139
The Procter & Gamble Co.
1.70%	11/03/21	200,000	195,398
2.45%	11/03/26	200,000	192,912
The Progressive Corp.
4.35%	04/25/44	100,000	111,197
The Sherwin-Williams Co.
2.75%	06/01/22	100,000	99,707
3.45%	06/01/27	100,000	101,570
3.95%	01/15/26	100,000	103,566
4.20%	01/15/22	100,000	104,490
4.50%	06/01/47	100,000	109,723
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	400,000	423,736
The Toronto-Dominion Bank
1.90%	10/24/19	200,000	198,894
2.25%	11/05/19	250,000	250,080
The Travelers Companies Inc.
4.00%	05/30/47	200,000	212,774
5.35%	11/01/40	150,000	189,274
The Walt Disney Co.
2.30%	02/12/21	130,000	129,944
3.00%	07/30/46	60,000	53,682
3.15%	09/17/25	165,000	168,036
The Western Union Co.
3.60%	03/15/22	300,000	304,404
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	81,903
4.15%	02/01/24	25,000	26,501
Thomson Reuters Corp.
4.50%	05/23/43	150,000	153,063
Time Warner Cable LLC
4.50%	09/15/42	500,000	467,195
Time Warner Inc.
6.10%	07/15/40	650,000	794,683
Total Capital International S.A.
2.75%	06/19/21	250,000	253,132
Toyota Motor Credit Corp.
1.70%	01/09/19	200,000	199,386
1.95%	04/17/20	200,000	198,758
2.10%	01/17/19	200,000	200,098
2.60%	01/11/22	100,000	100,415
TransAlta Corp.
4.50%	11/15/22	373,000	379,651
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	528,500
Tyson Foods Inc.

		Principal Amount	Fair Value
2.65%	08/15/19	$250,000	$251,133
4.88%	08/15/34	70,000	78,679
U.S. Bancorp
2.63%	01/24/22	100,000	100,508
Unilever Capital Corp.
2.00%	07/28/26	250,000	230,770
2.20%	03/06/19	400,000	400,588
2.90%	05/05/27	100,000	98,734
Union Electric Co.
2.95%	06/15/27	200,000	197,848
3.65%	04/15/45	135,000	138,565
Union Pacific Corp.
3.00%	04/15/27	300,000	301,485
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	213,081	224,033
United Parcel Service Inc.
2.45%	10/01/22	625,000	622,837
3.05%	11/15/27	50,000	50,011
3.75%	11/15/47	50,000	51,607
United Technologies Corp.
4.50%	06/01/42	458,000	507,688
UnitedHealth Group Inc.
2.95%	10/15/27	200,000	199,410
3.10%	03/15/26	350,000	352,902
3.45%	01/15/27	200,000	206,918
3.75%	10/15/47	200,000	204,062
4.63%	07/15/35	45,000	52,730
6.88%	02/15/38	250,000	362,147
University of Notre Dame du Lac
3.39%	02/15/48	25,000	25,188
US Bank NA
2.05%	10/23/20	250,000	248,465
2.80%	01/27/25	350,000	347,211
Vale Overseas Ltd.
6.88%	11/10/39	400,000	491,220
Valero Energy Corp.
6.63%	06/15/37	500,000	662,500
Valero Energy Partners LP
4.38%	12/15/26	200,000	209,478
VEREIT Operating Partnership LP
3.00%	02/06/19	30,000	30,119
4.13%	06/01/21	15,000	15,557
4.60%	02/06/24	20,000	20,874
4.88%	06/01/26	25,000	26,468
Verizon Communications Inc.
3.85%	11/01/42	436,000	394,632
4.40%	11/01/34	250,000	254,445
4.52%	09/15/48	150,000	147,695
4.81%	03/15/39	539,000	564,004
5.01%	04/15/49	267,000	279,901
5.15%	09/15/23	750,000	833,963
Viacom Inc.
3.25%	03/15/23	78,000	76,021
5.85%	09/01/43	100,000	103,444
Virginia Electric & Power Co.
4.65%	08/15/43	500,000	581,255
Visa Inc.
4.30%	12/14/45	350,000	398,657
Vodafone Group PLC
2.50%	09/26/22	376,000	372,823
4.38%	02/19/43	250,000	257,138
Vornado Realty LP
3.50%	01/15/25	50,000	49,979
Wabtec Corp.
3.45%	11/15/26	200,000	195,588
Wal-Mart Stores Inc.
1.75%	10/09/19	100,000	99,626
1.90%	12/15/20	100,000	99,341
2.35%	12/15/22	100,000	99,586
2.65%	12/15/24	100,000	99,752
3.63%	12/15/47	125,000	131,043
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	54,365
4.50%	11/18/34	155,000	162,237
Waste Management Inc.
2.90%	09/15/22	500,000	503,460

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
Wells Fargo & Co.
2.15%	01/30/20	$920,000	$917,810
2.50%	03/04/21	240,000	239,868
4.13%	08/15/23	250,000	263,482
4.40%	06/14/46	250,000	263,855
4.65%	11/04/44	150,000	163,453
4.75%	12/07/46	200,000	223,054
5.61%	01/15/44	569,000	701,742
Wells Fargo Bank NA
2.15%	12/06/19	250,000	249,560
Western Gas Partners LP
5.45%	04/01/44	150,000	159,128
Westlake Chemical Corp.
4.38%	11/15/47	50,000	51,694
Westpac Banking Corp.
2.00%	08/19/21	500,000	490,810
2.80%	01/11/22	100,000	100,780
3.35%	03/08/27	200,000	201,920
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	102,922	(f)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	137,721
Whirlpool Corp.
3.70%	05/01/25	250,000	257,570
Williams Partners LP
5.10%	09/15/45	150,000	164,153
5.80%	11/15/43	250,000	294,980
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	99,699
WPP Finance 2010
5.13%	09/07/42	191,000	206,417
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	255,105
Xcel Energy Inc.
3.30%	06/01/25	250,000	253,095
Zoetis Inc.
4.70%	02/01/43	250,000	280,125
			201,439,744
Non-Agency Collateralized Mortgage Obligations – 0.3%
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	154,461
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	800,000	831,120
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	473,360	485,257
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	212,618
COMM 2013-CR11 Mortgage Trust
4.72%	08/10/50	1,000,000	1,076,520	(f)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	781,190	(f)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	526,056
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	775,906	(f)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	506,170
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	190,559
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	224,067	(f)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	300,000	307,447
WF-RBS Commercial Mortgage Trust 2012-C10
3.24%	12/15/45	1,200,000	1,200,184
WF-RBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	205,242
			7,476,797
Sovereign Bonds – 0.5%
Export Development Canada
1.63%	01/17/20	200,000	198,404
Government of Canada
2.00%	11/15/22	125,000	123,426
Government of Chile
3.63%	10/30/42	350,000	353,276

		Principal Amount	Fair Value
Government of Colombia
4.38%	07/12/21	$300,000	$316,197
5.00%	06/15/45	250,000	266,365
6.13%	01/18/41	250,000	303,875
Government of Hungary
5.38%	03/25/24	300,000	340,044
Government of Italy
5.38%	06/15/33	250,000	295,407
Government of Mexico
3.50%	01/21/21	250,000	258,543
4.35%	01/15/47	200,000	191,352
4.75%	03/08/44	702,000	710,101
5.75%	10/12/10	172,000	182,225
6.05%	01/11/40	130,000	153,477
Government of Panama
6.70%	01/26/36	250,000	333,745
Government of Peru
6.55%	03/14/37	297,000	403,204
7.35%	07/21/25	100,000	129,773
Government of Philippines
3.70%	03/01/41	200,000	199,220
4.00%	01/15/21	500,000	525,160
7.75%	01/14/31	500,000	714,050
Government of Poland
3.00%	03/17/23	147,000	149,667
3.25%	04/06/26	200,000	204,706
5.00%	03/23/22	500,000	547,760
6.38%	07/15/19	74,000	78,454
Government of Uruguay
4.50%	08/14/24	500,000	542,760
Iraq Government AID Bond
2.15%	01/18/22	280,000	279,051
Japan Bank for International Cooperation
1.50%	07/21/21	400,000	385,864
2.13%	07/21/20	400,000	397,400
2.38%	11/16/22	200,000	197,564
2.88%	07/21/27	200,000	201,226
Province of Manitoba Canada
2.13%	05/04/22	200,000	196,774
Province of Ontario Canada
1.25%	06/17/19	500,000	493,875
1.63%	01/18/19	300,000	298,860
2.25%	05/18/22	200,000	197,992
Province of Quebec Canada
2.50%	04/20/26	500,000	490,150
2.75%	04/12/27	200,000	198,356
The Korea Development Bank
2.63%	02/27/22	400,000	394,364
			11,252,667
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	200,000	261,662
Bay Area Toll Authority
6.26%	04/01/49	100,000	147,732
Chicago Transit Authority
6.90%	12/01/40	75,000	101,692
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	229,558
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	93,518
6.00%	12/01/44	100,000	137,984
East Bay Municipal Utility District
5.87%	06/01/40	100,000	133,955
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	101,309
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	150,502
6.60%	07/01/50	90,000	139,805
Los Angeles Unified School District
5.76%	07/01/29	110,000	134,624
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	357,302
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	160,230
New York City Water & Sewer System
6.01%	06/15/42	250,000	351,757

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

		Principal Amount	Fair Value
North Texas Tollway Authority
6.72%	01/01/49	$100,000	$152,129
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	115,473
5.31%	08/01/46	200,000	224,004
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	141,271
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	203,592
State of California
5.70%	11/01/21	605,000	674,599
7.55%	04/01/39	200,000	314,722
State of Illinois
5.10%	06/01/33	250,000	249,585
State of Texas
5.52%	04/01/39	200,000	262,560
University of California
4.60%	05/15/31	100,000	111,146
4.77%	05/15/15	100,000	109,339
6.58%	05/15/49	100,000	140,673
University of Texas System
4.79%	08/15/46	100,000	120,095
			5,320,818
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	378,353	8,172	(h,i)
Total Bonds and Notes (Cost $672,173,284)			675,872,898

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 3.2%
Exchange Traded & Mutual Funds – 3.2%
SPDR Bloomberg Barclays High Yield Bond ETF (Cost $72,005,250)	2,022,863	74,279,529	(j)
Total Investments in Securities (Cost $1,740,839,482)		2,229,267,803

Short-Term Investments – 4.0%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.25% (Cost $93,039,371)	93,039,371	93,039,371	(j,k)

Total Investments (Cost $1,833,878,853)		2,322,307,174

Liabilities in Excess of Other Assets, net – (0.1)%		(1,581,550)

NET ASSETS – 100.0%		$2,320,725,624

Other Information:

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
CME E-mini Russell 2000 Index Futures	March 2018	10	758,618	$768,250	$9,712
MSCI EAFE Mini Index Futures	March 2018	1	99,832	102,275	2,443
MSCI Emerging Markets Index Futures	March 2018	87	4,785,637	5,062,095	276,458

The Fund had the following long futures contracts open at December 31, 2017:

S&P 500 Emini Index Futures	March 2018	41	5,440,270	$5,485,800	45,530
S&P Mid 400 Emini Index Futures	March 2018	2	378,830	380,480	1,650

					$335,793

During the fiscal year ended December 31, 2017, the Fund had an average notional value of $2,652,077and $1,226,594 on long and short futures contracts, respectively.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(c)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to $9,775,963 or 0.42% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Variable or floating rate security. The stated rate represents the rate at December 31, 2017.
(g)	Step coupon bond.
(h)	Security is in default.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs
(j)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$834,887,046	$11,161	$—	$834,898,207
Foreign Equity	644,217,169	—	—	644,217,169
U.S. Treasuries	—	236,800,762	—	236,800,762
U.S. Government Sponsored Agencies	—	1,070,330	—	1,070,330
Agency Collateralized Mortgage Obligations	—	5,198,946	—	5,198,946
Agency Mortgage Backed	—	202,980,612	—	202,980,612
Asset Backed	—	4,324,050	—	4,324,050
Corporate Notes	—	201,439,744	—	201,439,744
Non-Agency Collateralized Mortgage Obligations	—	7,476,797	—	7,476,797
Sovereign Bonds	—	11,252,667	—	11,252,667
Municipal Bonds and Notes	—	5,320,818	—	5,320,818
FNMA (TBA)	—	—	8,172	8,172
Exchange Traded & Mutual Funds	74,279,529	—	—	74,279,529
Short-Term Investments	93,039,371	—	—	93,039,371

Total Investments in Securities	$1,646,423,115	$670,902,071	$8,172	$2,322,307,174

Other Financial Instruments*
Long Futures Contracts - Unrealized Appreciation	$335,793	$—	$—	$335,793

The Fund was invested in the following countries/territories at December 31, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	69.61%
Japan	4.58%
United Kingdom	3.69%
Canada	2.14%
Germany	2.05%
France	1.98%
China	1.92%
Switzerland	1.84%
Australia	1.40%
South Korea	1.02%
Netherlands	0.84%
Taiwan	0.75%
Hong Kong	0.69%
Spain	0.64%
India	0.54%
Sweden	0.51%
Ireland	0.50%
Supranational	0.49%
Brazil	0.48%
South Africa	0.48%
Italy	0.41%
Singapore	0.41%
Mexico	0.39%
Denmark	0.34%
Belgium	0.20%
Russian Federation	0.20%
Finland	0.17%
Norway	0.16%
Indonesia	0.15%

Malaysia	0.15%
Thailand	0.14%
Philippines	0.14%
Poland	0.12%
Chile	0.11%
Colombia	0.09%
Israel	0.08%
Turkey	0.07%
Austria	0.07%
Luxembourg	0.05%
Peru	0.04%
Bermuda	0.04%
New Zealand	0.04%
United Arab Emirates	0.04%
Qatar	0.04%
Hungary	0.04%
Cayman Islands	0.03%
Portugal	0.03%
Uruguay	0.02%

Country/Territory	Percentage (based on Fair Value)
Greece	0.02%
Panama	0.01%
Guernsey	0.01%
Iraq	0.01%
Czech Republic	0.01%
Romania	0.01%
Egypt	0.01%
Malta	0.00	%***
Puerto Rico	0.00	%***
Jersey	0.00	%***
United States Virgin Islands	0.00	%***
Monaco	0.00	%***

	100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2017 (unaudited):
Industry	Domestic	Foreign	Total
Diversified Banks	1.84%	3.76%	5.60%
Exchange Traded Funds	3.20%	0.00%	3.20%
Pharmaceuticals	1.59%	1.47%	3.06%
Internet Software & Services	1.69%	0.88%	2.57%
Integrated Oil & Gas	0.99%	1.11%	2.10%
Technology Hardware, Storage & Peripherals	1.47%	0.54%	2.01%
Semiconductors	1.03%	0.68%	1.71%
Systems Software	1.30%	0.05%	1.35%
Biotechnology	0.95%	0.28%	1.23%
Integrated Telecommunication Services	0.69%	0.54%	1.23%
Aerospace & Defense	0.91%	0.28%	1.19%
Healthcare Equipment	0.72%	0.37%	1.09%
Internet & Direct Marketing Retail	1.00%	0.08%	1.08%
Packaged Foods & Meats	0.41%	0.67%	1.08%
Electric Utilities	0.64%	0.41%	1.05%
Data Processing & Outsourced Services	0.93%	0.12%	1.05%
Industrial Conglomerates	0.66%	0.39%	1.05%
Life & Health Insurance	0.33%	0.66%	0.99%
Automobile Manufacturers	0.15%	0.84%	0.99%
Tobacco	0.46%	0.34%	0.80%
Oil & Gas Exploration & Production	0.51%	0.28%	0.79%
Industrial Machinery	0.29%	0.48%	0.77%
Household Products	0.58%	0.19%	0.77%
Regional Banks	0.46%	0.30%	0.76%
Multi-Sector Holdings	0.59%	0.13%	0.72%
Application Software	0.43%	0.25%	0.68%
IT Consulting & Other Services	0.33%	0.35%	0.68%
Managed Healthcare	0.66%	0.01%	0.67%
Soft Drinks	0.60%	0.06%	0.66%
Railroads	0.31%	0.30%	0.61%
Cable & Satellite	0.40%	0.21%	0.61%
Multi-Line Insurance	0.14%	0.44%	0.58%
Asset Management & Custody Banks	0.40%	0.18%	0.58%

Industry	Domestic	Foreign	Total
Multi-Utilities	0.34%	0.22%	0.56%
Restaurants	0.42%	0.14%	0.56%
Wireless Telecommunication Services	0.00%	0.53%	0.53%
Specialty Chemicals	0.19%	0.34%	0.53%
Property & Casualty Insurance	0.19%	0.34%	0.53%
Diversified Chemicals	0.27%	0.24%	0.51%
Movies & Entertainment	0.45%	0.05%	0.50%
Apparel, Accessories & Luxury Goods	0.11%	0.38%	0.49%
Diversified Metals & Mining	0.00%	0.49%	0.49%
Personal Products	0.06%	0.41%	0.47%
Home Improvement Retail	0.46%	0.01%	0.47%
Investment Banking & Brokerage	0.38%	0.09%	0.47%
Hypermarkets & Super Centers	0.34%	0.12%	0.46%
Financial Exchanges & Data	0.28%	0.16%	0.44%
Communications Equipment	0.34%	0.09%	0.43%
Electrical Components & Equipment	0.20%	0.23%	0.43%
Specialized REITs	0.42%	0.00%	0.42%
Oil & Gas Refining & Marketing	0.20%	0.19%	0.39%
Construction Machinery & Heavy Trucks	0.22%	0.15%	0.37%
Retail REITs	0.18%	0.18%	0.36%
Trading Companies & Distributors	0.06%	0.30%	0.36%
Oil & Gas Storage & Transportation	0.12%	0.22%	0.34%
Life Sciences Tools & Services	0.27%	0.07%	0.34%
Air Freight & Logistics	0.25%	0.09%	0.34%
Food Retail	0.04%	0.29%	0.33%
Auto Parts & Equipment	0.03%	0.29%	0.32%
Semiconductor Equipment	0.17%	0.15%	0.32%
Consumer Finance	0.27%	0.04%	0.31%
Oil & Gas Equipment & Services	0.24%	0.07%	0.31%
Construction & Engineering	0.04%	0.26%	0.30%
Apparel Retail	0.16%	0.14%	0.30%
Electronic Components	0.08%	0.22%	0.30%
Brewers	0.02%	0.28%	0.30%
Building Products	0.10%	0.19%	0.29%
Steel	0.03%	0.26%	0.29%
Commodity Chemicals	0.05%	0.22%	0.27%
Hotels, Resorts & Cruise Lines	0.18%	0.08%	0.26%
Distillers & Vintners	0.08%	0.18%	0.26%

Airlines	0.17%	0.09%	0.26%
Research & Consulting Services	0.06%	0.19%	0.25%
Diversified Real Estate Activities	0.00%	0.25%	0.25%
Industrial Gases	0.12%	0.13%	0.25%
Construction Materials	0.04%	0.21%	0.25%
Diversified Capital Markets	0.00%	0.24%	0.24%
Drug Retail	0.21%	0.02%	0.23%
Healthcare Services	0.13%	0.09%	0.22%
Home Entertainment Software	0.12%	0.09%	0.21%
Fertilizers & Agricultural Chemicals	0.13%	0.07%	0.20%
Electronic Equipment & Instruments	0.01%	0.18%	0.19%
Casinos & Gaming	0.05%	0.14%	0.19%
General Merchandise Stores	0.13%	0.06%	0.19%
Insurance Brokers	0.08%	0.08%	0.16%
Healthcare Supplies	0.06%	0.10%	0.16%
Home Building	0.06%	0.10%	0.16%
Footwear	0.12%	0.04%	0.16%
Residential REITs	0.15%	0.00%	0.15%
Gold	0.03%	0.12%	0.15%
Consumer Electronics	0.00%	0.15%	0.15%
Healthcare Distributors	0.12%	0.03%	0.15%
Electronic Manufacturing Services	0.00%	0.14%	0.14%
Real Estate Operating Companies	0.00%	0.14%	0.14%
Real Estate Development	0.00%	0.14%	0.14%
Paper Packaging	0.12%	0.02%	0.14%
Office REITs	0.08%	0.05%	0.13%
Gas Utilities	0.00%	0.13%	0.13%
Agricultural & Farm Machinery	0.08%	0.04%	0.12%
Reinsurance	0.00%	0.12%	0.12%
Diversified REITs	0.00%	0.12%	0.12%
Industrial REITs	0.07%	0.05%	0.12%
Other Diversified Financial Services	0.00%	0.12%	0.12%
Department Stores	0.03%	0.08%	0.11%
Health Care REITs	0.11%	0.00%	0.11%
Tires & Rubber	0.01%	0.10%	0.11%
Advertising	0.04%	0.07%	0.11%
Automotive Retail	0.09%	0.02%	0.11%

Industry	Domestic	Foreign	Total
Broadcasting	0.06%	0.05%	0.11%
Healthcare Facilities	0.06%	0.04%	0.10%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Thrifts & Mortgage Finance	0.00%	0.10%	0.10%
Human Resource & Employment Services	0.01%	0.09%	0.10%
Highways & Railtracks	0.00%	0.09%	0.09%
Paper Products	0.00%	0.08%	0.08%
Airport Services	0.00%	0.08%	0.08%
Specialty Stores	0.05%	0.03%	0.08%
Copper	0.04%	0.03%	0.07%
Leisure Products	0.03%	0.04%	0.07%
Trucking	0.02%	0.05%	0.07%
Household Appliances	0.02%	0.05%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Water Utilities	0.03%	0.04%	0.07%
Diversified Support Services	0.02%	0.05%	0.07%
Independent Power Producers & Energy Traders	0.02%	0.05%	0.07%
Food Distributors	0.04%	0.03%	0.07%
Agricultural Products	0.03%	0.04%	0.07%
Healthcare Technology	0.03%	0.02%	0.05%
Publishing	0.01%	0.04%	0.05%
Education Services	0.00%	0.05%	0.05%
Distributors	0.04%	0.01%	0.05%
Marine	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Security & Alarm Services	0.00%	0.04%	0.04%
Home Furnishings	0.04%	0.00%	0.04%
Alternative Carriers	0.02%	0.02%	0.04%
Metal & Glass Containers	0.02%	0.02%	0.04%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Leisure Facilities	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.01%	0.03%	0.04%
Aluminum	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Real Estate Services	0.02%	0.01%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Technology Distributors	0.00%	0.02%	0.02%
Commercial Printing	0.00%	0.02%	0.02%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2017

Home Furnishing Retail	0.00%	0.02%	0.02%
Office Services & Supplies	0.00%	0.02%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Mortgage REITs	0.01%	0.00%	0.01%
Renewable Electricity	0.00%	0.01%	0.01%
Silver	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			66.89%

Sector		Percentage (based on Fair Value)
U.S. Treasuries		10.20%
Agency Mortgage Backed		8.74%
Corporate Notes		8.67%
Affiliate Table

Sovereign Bonds	0.48%
Non-Agency Collateralized Mortgage Obligations	0.32%
Municipal Bonds and Notes	0.23%
Agency Collateralized Mortgage Obligations	0.22%
Asset Backed	0.19%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00	%***

	29.10%

Short-Term Investments
Short-Term Investments	4.01%

	4.01%

	100.00%

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depr eciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	$73,733,356	—	—	—	$546,173	2,022,863	$74,279,529	$4,157,950	$—
State Street Corp.	16,264	1,264,038	—	268,791	136,010	141,187	13,036	1,272,444	21,525	—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	72,119,782	72,119,782	686,534,912	665,615,323	—	—	93,039,371	93,039,371	633,490	—

TOTAL		$147,117,176	$686,534,912	$665,884,114	$136,010	$687,360		$168,591,344	$4,812,965	$—

See Notes to Schedules of Investments and Notes to Financial Statements.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11.	Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have concluded that the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Company as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Company as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President

Date:	February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	February 16, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial and Accounting Officer)

Date:	February 16, 2018